As filed with the Securities and Exchange Commission on November 10, 1995
                                                       Registration Nos. 33-5033
                                                                        811-4642
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     Under
                           THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.                       [ ]
                        Post-Effective Amendment No. 15                     [X]
                                     and/or
                             REGISTRATION STATEMENT
                                     Under
                       THE INVESTMENT COMPANY ACT OF 1940                   [X]
                                Amendment No. 18
                        (check appropriate box or boxes)

                          The Phoenix Edge Series Fund
               (Exact Name of Registrant as Specified in Charter)

               101 Munson Street, Greenfield, Massachusetts 01301
              (Address of Principal Executive Offices) (zip code)
                        c/o Variable Products Operations
                     Phoenix Home Life Mutual Ins. Company
                                 (800) 447-4312
              (Registrant's Telephone Number, including Area Code)

                                   Copies to:
        Philip R. McLoughlin                  James Jorden, Esq.
     The Phoenix Edge Series Fund           Jorden Burt & Berenson
     c/o Phoenix Home Life Mutual      1025 Thomas Jefferson Street N.W.
           Insurance Company                    Suite 400 East
           One American Row              Washington, D.C. 20007-0805
      Hartford, Connecticut 06115

                                                 Patricia O. McLaughlin, Esq.
 (Name and Address of Agent for Service)         c/o Phoenix Home Life Mutual
                                                        Insurance Company
                                                        One American Row
                                                       Hartford, CT 06115

It is proposed that this filing will become effective (check appropriate box):
[ ]     Immediately upon filing pursuant to paragraph (b)
[ ]     On (   ) pursuant to paragraph (b), or
[ ]     60 days after filing pursuant to paragraph (a)(i)
[ ]     On (   ) pursuant to paragraph (a)(i)
[X]     75 days after filing pursuant to paragraph (a)(ii)
[ ]     On (   ) pursuant to paragraph (a)(ii) of Rule 485
        If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Declaration Required By Rule 24f-2

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has chosen to register an indefinite number or amount of securities under the Securities Act of 1933. On February 24, 1995, the Registrant filed its Rule 24f-2 Notice for the Registrant's most recent fiscal year.

                          THE PHOENIX EDGE SERIES FUND
                             CROSS-REFERENCE SHEET
                  Showing location in Prospectus (Part A) and
                  Statement of Additional Information (Part B)
                      of Information Required by Form N-1A
                            Pursuant to Rule 495(a)

                                     PART A
Form N-1A Item                                                     Prospectus Caption
1. Cover Page ..................................................   Cover Page
2. Synopsis ....................................................   Introduction
3. Condensed Financial Information .............................   Condensed Financial Information
4. General Description of Registrant ...........................   Introduction; Investment Objectives and Policies; Other
                                                                   Special Investment Methods; The Trust and Its
                                                                   Management
5. Management of the Fund ......................................   The Trust and Its Management; Custodian, Transfer Agent,
                                                                   and Dividend Paying Agent
6. Capital Stock and Other Securities ..........................   The Trust and Its Management; Shares of Beneficial
                                                                   Interest; Dividends and Distributions; Taxes
7. Purchase of Securities Being Offered ........................   Purchase of Shares; Net Asset Value; Redemption of
                                                                   Shares
8. Redemption or Repurchase ....................................   Purchase of Shares; Net Asset Value; Redemption of
                                                                   Shares
9. Pending Legal Proceedings ...................................   Not Applicable

                                     PART B
Form N-1A Item                                                     Statement of Additional Information Caption
10. Cover Page .................................................   Cover Page
11. Table of Contents ..........................................   Table of Contents
12. General Information and History ............................   The Phoenix Edge Series Fund; Investing in the Trust
13. Investment Objectives and Policies .........................   Investment Policies; Investment Restrictions; Portfolio
                                                                   Turnover
14. Management of the Fund .....................................   Management of the Trust
15. Control Persons and Principal Holders of Securities ........   Management of the Trust
16. Investment Advisory and Other Services .....................   Management of the Trust; The Investment Adviser
17. Brokerage Allocation and other Practices ...................   Brokerage Allocation
18. Capital Stock and Other Securities .........................   Investing In the Trust; Redemption of Shares
19. Purchase, Redemption and Pricing of Securities Being Offered   Determination of Net Asset Value; Investing in
                                                                   the Trust; Redemption of Shares
20. Tax Status .................................................   Taxes
21. Underwriters ...............................................   Not Applicable
22. Calculation of Yield Quotations of Money Market Funds ......   Money Market Series
23. Financial Statements .......................................   Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                               101 Munson Street
                                  P.O. Box 942
                      Greenfield, Massachusetts 01302-0942
                        Telephone Number: (800) 447-4312
                        c/o Variable Products Operations
                          Phoenix Home Life Companies


                                   Prospectus
                                January 29, 1996


        The Phoenix Edge Series Fund (formerly "The Big Edge Series Fund"), a Massachusetts Business Trust (the "Trust"), is an open-end management investment company which is intended to meet a wide range of investment objectives with its eight separate Series: Money Market, Bond, Growth, Total Return, International, Balanced, Real Estate Securities and Strategic Theme. Generally, each Series is in effect a separate fund issuing its own shares.


        The shares of the Trust are not offered to the public directly. You can invest by buying a Variable Accumulation Annuity Contract from Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"), or by buying a Variable Universal Life Insurance Policy, also offered by Phoenix Home Life, or by buying a Variable Accumulation Annuity Contract offered by PHL Variable Insurance Company, and directing the allocation of your payment or payments to the sub-account(s) corresponding to the Series you wish to invest in. The sub-accounts will, in turn, invest in shares of the Trust. Not all Series may be offered through a particular Contract or Policy. The Trust also offers its shares through other Phoenix Home Life products.

        The investment objectives of the Series are as follows:

        Bond Series.The investment objective of the Bond Series is to seek long-term total return by investing in a diversified portfolio of high yield (high risk) and high quality fixed income securities. The risks of investing in these securities are outlined in section "Investment Objectives and Policies" of this Prospectus.

        Money Market Series. The investment objective of the Money Market Series is to provide maximum current income consistent with capital preservation and liquidity. The Money Market Series invests exclusively in high quality money market instruments. An investment in the Money Market Series is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will be able to maintain a stable net asset value of $1.00 per share.

        Growth Series. The investment objective of the Growth Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

        Total Return Series. The investment objective of the Total Return Series is to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk. The Total Return Series invests in stocks, bonds and money market instruments in accordance with the Investment Adviser's appraisal of investments most likely to achieve the highest total rate of return.

        Balanced Series. The investment objectives of the Balanced Series are reasonable income, long-term capital growth and conservation of capital. It is intended that this Series will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement.

        International Series. The investment objective of the International Series is to seek a high total return consistent with reasonable risk. The International Series intends to invest primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions (see "Other Special Investment Methods"). The International Portfolio provides a means for investors to invest a portion of their assets outside the United States.

        Real Estate Securities Series ("Real Estate Series"). The investment objective of the Real Estate Series is to seek capital appreciation and income with approximately equal emphasis. The Real Estate Series intends under normal circumstances to invest in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.


        Strategic Theme Series. The investment objective of the Strategic Theme Series is to seek long-term appreciation of capital. This Series seeks to identify securities benefiting from long-term trends present in the United States and abroad. The Series intends to invest primarily in common stocks believed by the Adviser to have substantial potential for capital growth. Since many trends may be early in their development and no history of industry growth patterns is available, securities owned may present a high degree of risk.


                                      2-1

        There can be no assurance that any Series will achieve its objectives. See "Investment Objectives and Policies."

        This Prospectus gives you the facts about the Trust and each of its Series that you should know before directing investment in the Trust, and it should be read and kept for future reference. A Statement of Additional Information dated January 29, 1996, which contains further information about the Trust, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A free copy of the Statement of Additional Information may be obtained by calling Variable Products Operations of Phoenix Home Life Companies at (800) 447-4312, or by writing to Variable Products Operations at 101 Munson Street, PO Box 942, Greenfield, Massachusetts 01302-0942.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      2-2

                          THE PHOENIX EDGE SERIES FUND
                               TABLE OF CONTENTS



                                                               Page
Fund Expenses ..............................................    2-4
Financial Highlights .......................................    2-5
Introduction ...............................................    2-9
Investment Objectives and Policies .........................   2-10
        Bond Series ........................................   2-10
        Money Market Series ................................   2-11
        Growth Series ......................................   2-12
        Total Return Series ................................   2-12
        International Series ...............................   2-12
        Balanced Series  ...................................   2-14
        Real Estate Securities Series ......................   2-14
        Strategic Theme Series .............................   2-16
Other Special Investment Methods ...........................   2-17
        Repurchase Agreements ..............................   2-17
        Options  ...........................................   2-17
        Financial Futures and Related Options ..............   2-17
        Foreign Securities .................................   2-17
        Leverage ...........................................   2-18
        Private Placements & Rule 144A Securities...........   2-18
        Mortgage-backed Securities .........................   2-19
        Lending of Portfolio Securities ....................   2-19
Investment Restrictions ....................................   2-20
The Trust and Its Management ...............................   2-20

                                                               Page
        Investment Advisers ................................   2-20
        Portfolio Managers .................................   2-20
                Balanced Series and Total Return Series ....   2-20
                Bond Series ................................   2-20
                Growth Series ..............................   2-20
                International Series .......................   2-20
                Money Market Series ........................   2-21
                Real Estate Series .........................   2-21
                Strategic Theme Series .....................   2-21
        Advisory Fees ......................................   2-21
        Financial Agent ....................................   2-21
        Expenses ...........................................   2-21
        Portfolio Transactions and Brokerage ...............   2-21
        Performance History ................................   2-22
Shares of Beneficial Interest ..............................   2-23
Purchase of Shares .........................................   2-23
Net Asset Value ............................................   2-23
Redemption of Shares .......................................   2-24
Dividends and Distributions ................................   2-24
Taxes ......................................................   2-24
Custodian, Transfer Agent, and Dividend Paying Agent .......   2-25
Other Information ..........................................   2-25
Appendix ...................................................   2-25


No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Investment Advisers, or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                                      2-3

                                 FUND EXPENSES

        The following table illustrates all expenses and fees that a shareholder in each Series of the Fund will incur. Expenses borne by these separate accounts and by the owners of the contracts and policies are not reflected in the Table. Please refer to the applicable Variable Contract prospectus for such charges. The expenses and fees set forth in the table are for the fiscal year ended December 31, 1994.

                        Shareholder Transaction Expenses

                                                                      All Series
Sales Load Imposed on Purchases ..................................      None
Sales Load Imposed on Reinvested Dividends .......................      None
Deferred Sales Load ..............................................      None
Redemption Fees ..................................................      None
Exchange Fees ....................................................      None


                         Annual Fund Operating Expenses
    (as a percentage of average net assets for the year ending Dec 31, 1994)

                                  Growth    Bond      Total     Money                              Real        Strategic
                                                     Return    Market  International  Balanced    Estate         Theme
                                                                                               [Pro-forma]     [Pro-forma]++
                                                                                                   ***
Management Fees
    Investment Advisory Fees*      .65%     .50%      .60%      .40%       .75%       .55%           .75%          .75%
12b-1 Fees                          None     None      None      None       None       None          None          None
Other Operating Expenses
   (After Reimbursement)**         .15%     .15%      .15%      .15%       .35%       .15%           .25%+         .25%#
      Total Fund Operating         .80%     .65%      .75%      .55%      1.10%       .70%          1.00%         1.00%
Expenses


Example

        The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted above, the Fund charges no redemption fees of any kind.


                                  Growth    Bond      Total     Money                              Real        Strategic
                                                     Return    Market  International  Balanced    Estate         Theme
1 Year                             $ 8      $ 7       $ 8       $ 6       $ 11       $ 7            $10           $10
3 Years                            $26      $21       $24       $18       $ 35       $22            $32           $32
5 Years                            $44      $36       $42       $31       $ 61       $39            N/A           N/A
10 Years                           $99      $81       $93       $69       $134       $87            N/A           N/A


The example should not be considered a representation of past or future expenses or performance. Actual expenses or performance may be greater or less than those shown. The purpose of the table is to assist the investor in understanding the various costs and expenses that an investor will bear directly or indirectly at the Fund level. See "The Trust and Its Management."

* Advisory fees (management fees) will vary with the asset size of the Fund (see "Advisory Fee").


** Phoenix Investment Counsel, Inc. ("PIC") has agreed to reimburse the Series (except the International, Strategic Theme and Real Estate Series) for the amount, if any, by which each Series' operating expenses other than the management fee for any fiscal year exceeds .15% of the average net assets of the Series. PIC has agreed to reimburse the International Series for the amount, if any, by which the Series' operating expenses other than the management fee for any fiscal year exceeds .40% and .25%, respectively, of the average net assets for the Series. If these reimbursements had not been in place for the fiscal year ended December 31, 1994, total operating expenses for the Money Market Series, Bond Series, International Series, Balanced Series, Growth and Total Return would have been approximately 0.58%, 0.72%, 1.10%, 0.70%, 0.82% and 0.75% respectively of the average net assets of such Series.


*** This series was not available until May 1, 1995. Accordingly, annualized expenses have been projected for the fiscal period ending December 31, 1995.

+ Phoenix Realty Securities, Inc. and/or Phoenix Home Life and/or PHL Variable have agreed to reimburse the Real Estate Series' operating expenses for the amount, if any, by which such Series' operating expenses other than the management fees for any fiscal year exceed .25% of the average net assets for such Series.


++ This series was not available until January 29, 1996. Accordingly, annualized expenses have been projected for the fiscal period ending December 31, 1996.

 # Phoenix Investment Counsel, Inc. and/or Phoenix Home Life and/or PHL Variable heve agreed to reimburse the Strategic Theme Series' operating expenses for the amount, if any, by which such series' operating expenses other than the management fees for any fiscal year exceed .25% of the average net assets for such series.



                                      2-4

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
(For a share outstanding throughout the indicated period)

        The following tables set forth certain financial information for the respective fiscal years of the Trust. The annual information has been extracted from the Trust's audited financial statements for the respective periods. The financial information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the Annual Report to Shareholders dated December 31, 1994, which is incorporated by reference in the Statement of Additional Information. The Statement of Additional Information and the Trust's most recent Annual Report (which contains a discussion of the Fund's performance) are available at no charge upon request.

                              MONEY MARKET SERIES

                                                        Year Ended December 31,
                               1994     1993       1992       1991     1990       1989     1988      1987      1986     1985
Net asset value,
   Beginning of period      $ 10.00    $ 10.00    $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 9.47   $ 8.77
Income from investment
  operations
   Net investment income       0.38(1)    0.28(1)    0.35      0.58      0.79      0.88      0.72      0.63     0.57     0.70
                               ----       -----      ----      ----      ----      ----      ----      ----     ----     ----
      Total from investment
       operations              0.38       0.28       0.35      0.58      0.79      0.88      0.72      0.63     0.57     0.70
                               ----       ----       ----      ----      ----      ----      ----      ----     ----     ----
Less distributions:
   Dividends from net
    investment income         (0.38)     (0.28)     (0.35)    (0.58)    (0.79)    (0.88)    (0.72)    (0.63)   (0.04)     --
                               ----       ----       ----      ----      ----      ----      ----      ----     ----     ----
      Total distributions     (0.38)     (0.28)     (0.35)    (0.58)    (0.79)    (0.88)    (0.72)    (0.63)   (0.04)     --
                               ----       ----       ----      ----      ----      ----      ----      ----     ----     ----
Change in net asset value       --         --         --        --         --       --        --        --      0.53     0.70
                               ----       ----       ----      ----      ----      ----      ----      ----     ----     ----
Net asset value, end of
  period                    $ 10.00    $ 10.00    $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $10.00   $ 9.47
                            =======    =======    =======   =======   =======   =======   =======   =======   ======   ======
Total Return(2)                3.77%     2.80%      3.50%     5.80%     7.90%     8.80%     7.20%     6.30%    6.02%    7.98%
Ratios/supplemental data:
Net assets, end of period
  (thousands)               $94,586    $72,946    $69,962   $51,692   $38,709   $28,808   $22,294   $10,749   $3,628   $3,472
Ratio to average net
  assets of:
   Operating expenses          0.55%     0.55%      0.50%     0.50%     0.50%     0.50%     0.50%     0.50%    0.50%    0.50%
   Net investment income       3.85%     2.84%      3.49%     5.76%     7.87%     8.96%     7.24%     6.30%    6.27%    7.55%


(1) Includes reimbursement of operating expenses by investment adviser of $.003 and $0.01 per share.

(2) Total return information does not reflect expenses that apply to the separate accounts or related contracts; inclusion of these charges would reduce total return for all periods shown.

                                 GROWTH SERIES

                                                        Year Ended December 31,
                                 1994       1993       1992       1991      1990       1989     1988      1987      1986      1985
Net asset value,
   Beginning of period       $  16.59    $  15.01   $  14.43   $  11.72   $ 11.62   $  8.83   $  8.81   $  9.84   $  8.19   $ 6.08
Income from investment
  operations
   Net investment income         0.23(1)     0.16       0.22       0.39      0.35      0.27      0.32      0.19      0.25     0.25
   Net realized and
    unrealized gain              0.02        2.77       1.25       4.64      0.10      2.88      0.02      0.45      1.40     1.86
                                 ----        ----       ----       ----      ----      ----      ----      ----      ----     ----
      Total from investment
       operations                0.25        2.93       1.47       5.03      0.45      3.15      0.34      0.64      1.65     2.11
                                 ----        ----       ----       ----      ----      ----      ----      ----      ----     ----
Less distributions:
   Dividends from net
    investment income           (0.23)      (0.15)     (0.23)     (0.37)    (0.35)    (0.27)    (0.32)    (0.21)      --       --
   Dividends from net
     realized gains             (0.92)      (1.20)     (0.66)     (1.95)      --      (0.09)      --      (1.46)      --       --
                                -----        ----       ----       ----      ----      ----      ----     -----      ----     ----
      Total distributions       (1.15)      (1.35)     (0.89)     (2.32)    (0.35)    (0.36)    (0.32)    (1.67)      --       --
                                -----        ----       ----       ----      ----      ----      ----     -----      ----     ----
Change in net asset value       (0.90)       1.58       0.58       2.71      0.10      2.79      0.02     (1.03)     1.65     2.11
                                -----        ----       ----       ----      ----      ----      ----     -----      ----     ----
Net asset value, end of
  period                     $  15.69    $  16.59   $  15.01   $  14.43   $ 11.72   $ 11.62   $  8.83   $  8.81   $  9.84   $ 8.19
                             ========    ========   ========   ========   =======   =======   =======   =======   =======   ======
Total Return(2)                  1.48%      19.69%     10.29%     43.83%     3.98%    36.06%     3.83%     7.05%    20.15%   34.70%
Ratios/supplemental data:
Net assets, end of period
  (thousands)                $616,221    $446,368   $245,565   $102,259   $40,061   $29,931   $18,051   $18,860   $13,124   $6,717
Ratio to average net
  assets of:
   Operating expenses            0.80%       0.79%      0.50%      0.50%     0.50%     0.50%     0.50%     0.50%     0.50%    0.50%
   Net investment income         1.38%       0.97%      1.66%      2.14%     3.19%     2.51%     3.64%     2.34%     2.47%    3.61%
Portfolio turnover rate           185%        185%       214%       237%      272%      285%      326%      251%      294%     271%

(1) Includes reimbursement of operating expenses by investment adviser of $.003 per share.

(2) Total return information does not reflect expenses that apply to the separate accounts or related contracts; inclusion of these charges would reduce total return for all periods shown.

The components of income from investment operations are calculated based on the average number of shares outstanding at each quarter end.

                                      2-5

                                  BOND SERIES

                                                        Year Ended December 31,
                               1994      1993       1992      1991      1990      1989     1988     1987      1986     1985
Net asset value,
   Beginning of period      $ 10.27   $  9.58    $  9.33   $  8.48     $8.85   $  9.11   $  9.08   $10.07   $ 8.43   $ 7.00
Income from investment
  operations
   Net investment income       0.72(1)   0.66(1)    0.66      0.74      0.80      0.99      0.92     1.06     1.04     0.71
   Net realized and
     unrealized
     gain (loss)              (1.28)     0.84       0.25      0.85     (0.37)    (0.25)    (0.01)   (0.93)    0.60     0.72
                            -------   -------    -------   -------   -------   -------   -------   ------   ------   ------
      Total from investment
        operations            (0.56)     1.50       0.91      1.59      0.43      0.74      0.91     0.13     1.64     1.43
                            -------   -------    -------   -------   -------   -------   -------   ------   ------   ------
Less distributions:
   Dividends from net
     investment income        (0.73)    (0.66)     (0.66)    (0.74)    (0.80)    (1.00)    (0.88)   (1.12)     --       --
   Dividends from net
     realized gains             --     (0.15)       --         --       --         --        --       --       --       --
                            -------   -------    -------   -------   -------   -------   -------   ------   ------   ------
      Total distributions     (0.73)    (0.81)     (0.66)    (0.74)    (0.80)    (1.00)    (0.88)   (1.12)     --       --
                            -------   -------    -------   -------   -------   -------   -------   ------   ------   ------
Change in net asset value     (1.29)     0.69       0.25      0.85     (0.37)    (0.26)     0.03    (0.99)    1.64     1.43
                            -------   -------    -------   -------   -------   -------   -------   ------   ------   ------
Net asset value, end of
  period                    $  8.98   $ 10.27    $  9.58   $  9.33   $  8.48   $  8.85   $  9.11   $ 9.08   $10.07   $ 8.43
                            =======   =======    =======   =======   =======   =======   =======   ======   ======   ======
Total Return(2)               (5.47)%   15.90%     10.03%    19.41%     5.14%     8.30%    10.36%    1.12%   19.45%   20.43%
Ratios/supplemental data:
Net assets, end of period
  (thousands)               $74,686   $79,393    $43,090   $21,957   $13,558   $13,947   $11,081   $8,389   $7,285   $2,726
Ratio to average net
  assets of:
   Operating expenses          0.66%     0.65%      0.50%     0.50%     0.50%     0.50%     0.50%    0.50%    0.50%    0.50%
   Net investment income       7.62%     6.71%      7.47%     8.65%     9.26%    10.99%    10.37%   10.90%    9.75%    9.77%
Portfolio turnover rate         181%      169%       166%      269%      318%      340%      262%      67%     110%     240%


(1) Includes reimbursement of operating expenses by investment adviser of $0.006 and $0.005 per share.

(2) Total return information does not reflect expenses that apply to the separate accounts or related contracts; inclusion of these charges would reduce total return for all periods shown.

The components of income from investment operations are calculated based on the average number of shares outstanding at each quarter end.

                              TOTAL RETURN SERIES

                                                        Year Ended December 31,
                              1994        1993       1992      1991      1990      1989      1988      1987     1986      1985
Net asset value,
   Beginning of period      $ 13.71    $  12.86   $  12.97   $ 11.07   $ 11.05   $  9.68   $  9.87   $  9.85   $  8.52   $ 6.70
Income from investment
  operations
   Net investment income       0.36(1)     0.23       0.37      0.42      0.58      0.51      0.46      0.34      0.36     0.35
   Net realized and
    unrealized gain (loss)    (0.56)       1.17       0.99      2.76      0.02      1.38     (0.24)     0.91      0.97     1.47
                              -----        ----       ----      ----      ----      ----     -----      ----      ----     ----
      Total from investment
        operations            (0.20)       1.40       1.36      3.18      0.60      1.89      0.22      1.25      1.33     1.82
                              -----        ----       ----      ----      ----      ----     -----      ----      ----     ----
Less distributions:
   Dividends from net
     investment income        (0.37)      (0.23)     (0.37)    (0.42)    (0.58)    (0.52)    (0.41)    (0.40)      --       --
   Dividends from net
     realized gains           (0.46)      (0.32)     (1.10)    (0.86)     0.00      0.00       --      (0.83)      --       --
                              -----        ----       ----      ----      ----      ----     -----      ----      ----     ----
      Total distributions     (0.83)      (0.55)     (1.47)    (1.28)    (0.58)    (0.52)    (0.41)    (1.23)      --       --
                              -----        ----       ----      ----      ----      ----     -----      ----      ----     ----
Change in net asset value     (1.03)       0.85      (0.11)     1.90      0.02      1.37     (0.19)     0.02      1.33     1.82
                              -----        ----       ----      ----      ----      ----     -----      ----      ----     ----
Net asset value, end of
  period                    $ 12.68    $  13.71   $  12.86   $ 12.97   $ 11.07   $ 11.05   $  9.68   $  9.87   $  9.85   $ 8.52
                              =====        ====       ====      ====      ====      ====     =====      ====      ====     ====
Total Return(2)               (1.45)%     11.02%     10.67%    29.44%     5.62%    19.88%     2.33%    12.58%    15.61%   27.16%
Ratios/supplemental data:
Net assets, end of period
  (thousands)               $289,083   $256,011   $163,628   $98,415   $62,839   $57,901   $59,109   $68,099   $24,879   $8,795
Ratio to average net
  assets of:
   Operating expenses           0.74%      0.74%      0.50%     0.50%     0.50%     0.50%     0.50%     0.50%     0.50%    0.50%
   Net investment income        2.71%      1.82%      2.90%     3.48%     5.39%     4.73%     4.62%     3.67%     3.38%    5.08%
Portfolio turnover rate          220%       269%       326%      255%      302%      302%      314%      359%      311%     303%

(1) Includes reimbursement of operating expenses by investment adviser of $0.001 per share.

(2) Total return information does not reflect expenses that apply to the separate accounts or related contracts; inclusion of these charges would reduce total return for all periods shown.

The components of income from investment operations are calculated based on the average number of shares outstanding at each quarter end.

                                      2-6

                              INTERNATIONAL SERIES

                                                    Year Ended December 31,                    From
                                                                                             Inception
                                                                                              5/1/90
                                                                                                to
                                                1994         1993         1992      1991     12/31/90
Net asset value,
   Beginning of period                         $12.21       $8.82      $ 10.17     $9.07     $10.00
Income from investment operations
   Net investment income                         0.08        0.07(2)      0.09      0.24(2)    0.07(2)
   Net realized and unrealized gain (loss)      (0.07)       3.32        (1.40)     1.53      (0.88)
                                                -----        ----        -----      ----      -----
      Total from investment operations           0.01        3.39        (1.31)     1.77      (0.81)
                                                -----        ----        -----      ----      -----
Less distributions:
   Dividends from net investment income         (0.03)        --         (0.04)    (0.24)     (0.07)
   Dividends from net realized gain             (0.34)        --           --      (0.41)        --
   Distributions from paid in capital             --          --           --      (0.02)     (0.05)
                                                -----        ----        -----      ----      -----
      Total distributions                       (0.37)        --         (0.04)    (0.67)     (0.12)
                                                -----        ----        -----      ----      -----
Change in net asset value                       (0.36)       3.39        (1.35)     1.10      (0.93)
                                                -----        ----        -----      ----      -----
Net asset value, end of period               $  11.85     $ 12.21      $  8.82     $10.17     $9.07
                                                =====        ====        =====      ====      =====
Total Return(3)                                  0.03%      38.44%      (12.89%)   19.78%     (8.10%)
Ratios/supplemental data:
Net assets, end of period (thousands)        $134,627     $61,242      $13,772     $6,119    $2,010
Ratio to average net assets of:
   Operating expenses                            1.10%       1.15%        1.50%     1.50%      1.50%(1)
   Net investment income                         0.64%       0.49%        1.13%     2.44%      1.82%(1)
Portfolio turnover rate                           172%        193%          74%      104%        48%(1)

(1)  Annualized

(2) Includes reimbursement of operating expenses by investment adviser of $0.05. $0.02 and $0.07, respectively.

(3) Total return information does not reflect expenses that apply to the separate accounts or related contracts; inclusion of these charges would reduce total return for all periods shown.

The components of income from investment operations are calculated based on the average number of shares outstanding at each quarter end.


                                BALANCED SERIES
                                                                        From
                                               Year Ended            Inception
                                               December 31,            5/1/92
                                                                         to
                                              1994         1993        12/31/92
Net asset value,
   Beginning of period                     $  11.31     $  10.77     $ 10.00
Income from investment operations
   Net investment income                       0.38(2)      0.32(2)     0.19
   Net realized and unrealized gain (loss)    (0.70)        0.60        0.77
                                              -----         ----        ----
      Total from investment operations        (0.32)        0.92        0.96
                                              -----         ----        ----
Less distributions:
   Dividends from net investment income       (0.36)       (0.32)      (0.19)
   Dividends from net realized gains          (0.10)       (0.06)        --
                                              -----         ----        ----
      Total distributions                     (0.46)       (0.38)      (0.19)
                                              -----         ----        ----
Change in net asset value                     (0.78)        0.54        0.77
                                              -----         ----        ----
Net asset value, end of period             $  10.53     $  11.31     $ 10.77
                                           ========     ========     =======
Total Return(3)                               (2.80)%       8.57%       9.72%
Ratios/supplemental data:
Net assets, end of period (thousands)      $161,105     $158,144     $54,467
Ratio to average net assets of:
   Operating expenses                          0.69%        0.70%       0.50%(1)
   Net investment income                       3.44%        3.16%       3.59%(1)
Portfolio turnover rate                         171%         161%        110%(1)

(1)  Annualized

(2) Includes reimbursement of operating expenses by investment adviser of $0.001 and $0.001 per share, respectively.

(3) Total return information does not reflect expenses that apply to the separate accounts or related contracts; inclusion of these charges would reduce total return for all periods shown.

The components of income from investment operations are calculated based on the average number of shares outstanding at each quarter end.

                                      2-7

                               REAL ESTATE SERIES

                                              From Inception
                                                 5/1/95 to
                                                 6/30/95
                                               (Unaudited)
Net asset value,
   Beginning of period                          $10.00
Income from investment operations
   Net investment income                          0.13(2)
   Net realized and unrealized gain               0.40
                                                ------
      Total from investment operations            0.53
                                                ------
Less distributions:                              (0.12)
   Dividends from net investment income
      Total distributions                        (0.12)
Change in net asset value                         0.41
Net asset value, end of period                  $10.41
                                                ======
Total Return                                      5.32%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)           $5,970
Ratio to average net assets of:
   Operating expenses                             1.00%(1)
   Net investment income                          7.79%(1)
Portfolio turnover rate                             16%(1)

(1)  Annualized

(2) Includes reimbursement of operating expenses by investment adviser of $0.007 per share.

(3) Not Annualized. Total return information does not reflect expenses that apply to the separate accounts or related contracts; inclusion of these charges would reduce total return.

The components of income from operations are calculated based on the average number of shares outstanding.


                                      2-8

INTRODUCTION

        This Prospectus describes the shares offered by and the operations of The Phoenix Edge Series Fund (the "Trust"). The Trust is an open-end management investment company established as a business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated February 18, 1986 (the "Declaration of Trust"). As amended, the Declaration of Trust authorizes the assets and shares of the Trust to be divided into series (the "Series"). Each Series has a different investment objective, as described on the cover page of this Prospectus, and is designed to meet different investment needs. In many respects, each Series operates as if it were a separate mutual fund.

        Shares of the Trust are sold to the Phoenix Home Life Variable Accumulation Account (the "VA Account") to fund the benefits under Variable Accumulation Annuity Contracts ("Contracts") issued by Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"); to the Phoenix Home Life Variable Universal Life Account (the "VUL Account") to fund the benefits under Variable Universal Life Insurance Policies ("Policies") also issued by Phoenix Home Life; and to the PHL Variable Accumulation Account ("PHL VA Account") to fund the benefits under Variable Accumulation Annuity Contracts ("Contracts") issued by PHL Variable Insurance Company ("PHL Variable"). The VA Account, PHL VA Account, and VUL Account (the "Accounts") invest in shares of the Trust in accordance with allocation instructions received from Contractowners and Policyowners. Such allocation rights are further described in the accompanying Prospectus for the Contracts or Policies. Phoenix Home Life redeems shares to the extent necessary to provide benefits under the Contracts and Policies. Phoenix Home Life may establish other separate accounts which may purchase shares in the Trust.

        When making allocations from time to time, a Contractowner or Policyowner should understand that investment return will affect benefits and the value of the Contract or Policy. The accompanying Prospectus for the VA Account, PHL VA Account, or VUL Account contains a description of the relationship between increases or decreases in the net asset value of Trust shares and any distributions on such shares, and the benefits provided under the Contract or Policy.

        The Trustees have authority to issue an unlimited number of shares of beneficial interest of each Series. An interest in the Trust is limited to the assets of the Series in which shares are held, and shareholders are entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of such Series.

        Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") and PHL Variable Insurance Company ("PHL Variable")

        Shares of the Trust are currently sold to the Accounts as the investment base for Variable Accumulation Annuity Contracts and Variable Universal Life Insurance Policies issued by Phoenix Home Life and PHL Variable. Phoenix Home Life is a mutual life insurance company whose Executive Office is at One American Row, Hartford, Connecticut 06115 and its main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Its New York principal office is at 99 Troy Road, East Greenbush, New York 12061. Phoenix Home Life is the nation's 13th largest mutual life insurance company and has admitted assets of approximately $12 billion. Phoenix Home Life sells insurance policies and annuity contracts through its own field force of full time agents and through brokers. Its operations are conducted in all 50 states, the District of Columbia, Canada and Puerto Rico.

        PHL Variable is a wholly-owned indirect subsidiary of Phoenix Home Life. Its Executive Office is at One American Row, Hartford, Connecticut 06115 and its main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. PHL Variable is a Connecticut stock company. On December 31, 1994, it had admitted assets of $9,677,290.

        The interests and rights of a Contractowner or Policyowner in the shares is subject to the terms of the Contract or Policy and is described in the accompanying Prospectus for that particular product. The rights of the Accounts as shareholders should be distinguished from the rights of Contractowners and Policyowners, described in the accompanying Prospectus and in the Contract or Policy for that particular product. As long as shares of the Trust are sold only to the Accounts, the terms "shareholder" or "shareholders" in this Prospectus refer to the Accounts.

The Investment Advisers

        The investment adviser of the Money Market, Bond, Balanced, Total Return, Growth, International and Strategic Theme Series is Phoenix Investment Counsel ("PIC" or "Adviser"). PIC is a wholly-owned indirect subsidiary of Phoenix Home Life. For its services, an investment advisory fee is deducted from the assets of each Series of the Fund as follows:

                        Phoenix Investment Counsel, Inc.

                       Rate for        Rate for         Rate for
                         First           Next          Excess Over
Series              $250,000,000    $250,000,000     $500,000,000

Money Market             .40%            .35%             .30%
Bond                     .50%            .45%             .40%
Balanced                 .55%            .50%             .45%
Total Return             .60%            .55%             .50%
Growth                   .70%            .65%             .60%
International            .75%            .70%             .65%
Strategic Theme          .75%            .70%             .65%


        The total advisory fee of 0.75% of the aggregate net assets of the International and Strategic Theme Series is greater than that paid by most mutual funds; however, the Board of Trustees of the Trust has determined that it is similar to fees charged by other mutual funds whose investment objectives are similar to those of the International and Strategic Theme Series. Each Series (except the International, Real Estate and Strategic Theme Series) pays a portion or all of its other operating expenses, up to .15% of its total net assets. The International and Strategic Theme Series pay other operating expenses up to .40% and .25% of their total net assets, respectively.


                                      2-9

        The investment adviser for the Real Estate Series is Phoenix Realty Securities, Inc. ("PRS" or "Adviser"). PRS is a wholly-owned indirect subsidiary of Phoenix Home Life. For its services, an investment advisory fee is deducted from the assets of the Series of the Fund as follows:

                         Phoenix Realty Securities, Inc.
                  Rate for          Rate for            Rate for
                    First             Next             Excess Over
Series        $1,000,000,000     $1,000,000,000      $2,000,000,000

Real Estate         .75%              .70%                 .65%

        The Real Estate Series pays a portion or all of its other expenses up to .25% of its total net assets. Pursuant to a Sub-Advisory Agreement with the
Fund, PRS delegates certain investment decisions and research functions to ABKB/LaSalle Securities Limited Partnership ("ABKB") for which ABKB is paid a fee by PRS. In accordance with the Sub-Advisory Agreement between the Trust and ABKB, ABKB is paid a monthly fee at the annual rate of 0.45% of the average aggregate daily net asset values of the Series up to $1 billion; 0.35% of such value between $1 billion and $2 billion; and 0.30% of such value in excess of $2 billion. The sub-advisory agreement relating to the Real Estate Series provides, among other things, that ABKB shall effectuate the purchase and sale of securities for the Series and provide related advisory services.

Offering Prices

        Shares in each of the Series of the Trust are offered to the Accounts continuously at the net asset value determined at the close of business beginning on the day the application is accepted. For information on pricing for initial and subsequent purchase payments under Contracts or Policies, see the accompanying prospectus.

INVESTMENT OBJECTIVES AND POLICIES

        To the extent that shares are sold to the Accounts in order to fund the benefits under the Contracts or Policies, the structure of the Trust permits Contractowners and Policyowners, within the limitations described in the Contracts or Policies, to allocate their investments in response to or in anticipation of changes in market or economic conditions.

        Each Series has a different investment objective and is designed to meet different investment needs. The differences in objectives and policies among the eight Series can be expected to affect the investment return of each Series and the degree of market and financial risk to which each Series is subject. The investment objective of each Series is deemed to be a fundamental policy which may not be changed without the approval of a vote of a majority of the outstanding shares of that Series. Since certain risks are inherent in the ownership of any security, there can be no assurance that any Series will achieve its investment objective. The investment policies of each Series will also affect the rate of portfolio turnover. A high rate of portfolio turnover generally involves correspondingly greater transaction costs, which must be borne directly by each Series. The portfolio turnover rate for each Series, except the Money Market Series (which does not normally pay brokerage commissions), is included under "Selected Per Share Data and Ratios." The rate for each such Series has been, and is expected to, exceed 100%; accordingly, the Series will pay more in brokerage commissions than would be the case if they had lower portfolio turnover rates. It is expected that the portfolio turnover rates for the common stock and fixed income portions of the Balanced Series will not generally exceed 250% and 100%, respectively. (See "Portfolio Transactions and Brokerage.")

Bond Series

        The Bond Series' investment objective is to seek long-term total return by investing in a diversified portfolio of high yield (high risk) and high quality fixed income securities. Distributions of income are reinvested to purchase additional shares. Fixed income securities are considered "bonds" for the purposes of the Series' investment policy.

        Higher yields are available ordinarily from securities in the lower rated categories of recognized rating agencies (Ba to Ca by Moody's Investors Service, Inc. ("Moody's") or BB to CC by Standard & Poor's Corporation ("S&P")) and from unrated securities of comparable quality (commonly referred to as "junk bonds"). However, the Bond Series will not invest in securities in the two lowest rating categories (Ca and C for Moody's and CC and C for Standard & Poor's) unless management believes that the financial condition of the issuer, or the protections afforded to the particular securities, is stronger than would otherwise be indicated by the low ratings. When the investment objective of this Series can be met by investing in securities in higher rating categories, such investments will be made. Moreover, the Series may retain securities whose ratings have changed. The Appendix contains a more detailed description of such ratings. At Dec. 31, 1994, 39.6% of the Series' assets was invested in so-called "investment grade" securities. The average percentage of assets the Series had invested in each rating category for the fiscal year ended December 31, 1994 is as follows:

                               Aaa .........     19.3%
                               Aa ..........      6.2%
                               A ...........      5.2%
                               Baa .........      8.9%
                               Ba ..........      7.0%
                               B ...........     14.6%
                               Caa .........      2.1%
                               Non-Rated ...     28.9%

        Under normal conditions at least 80% of the value of the total assets of the Bond Series will be invested, consistent with its primary investment objective, in fixed income securities including preferred stocks, convertible securities, debt obligations, foreign debt obligations, certificates of deposit, commercial paper, bankers' acceptances, and government obligations issued or guaranteed by federal, state or municipal governments or their agencies or instrumentalities. The Bond Series' remaining assets may be invested in common stock and other equity securities when such

                                      2-10
investments are consistent with its primary investment objective or are acquired as part of a unit consisting of a combination of fixed income securities and equity securities (see "Other Special Investment Methods").

        When a more conservative investment strategy is necessary for temporary defensive purposes, the Bond Series may retain cash or invest part or all of its assets in cash equivalents or in other fixed income securities deemed by management to be consistent with a temporary defensive posture.

        Risk Factors. While the Bond Series' management will seek to minimize risk through diversification and continual evaluation of current developments in interest rates and economic conditions, the market prices of lower rated securities generally fluctuate more than those of higher rated securities, and using credit ratings helps to evaluate the safety of principal and interest but does not assess market risk. Economic downturns and interest rate increases may cause a higher incidence of lower-rated securities' defaults. Such fluctuations in the market value of portfolio securities subsequent to their acquisition by the Bond Series will not normally affect cash income from such securities but will be reflected in the Series' net asset value. Additionally, with lower rated securities there is a greater possibility that an adverse change in the financial condition of the issuer, particularly a highly leveraged issuer, may affect its ability to make payments of income and principal. Also, because the Bond Series intends to invest primarily in securities in the lower rating categories, the achievement of its goals will be more dependent on management's credit analysis ability than would be the case if the Series were investing in securities in the higher rated categories. Lower-rated securities may be thinly traded and therefore harder to value and more susceptible to adverse publicity concerning the issuer. In addition, legislation may be enacted in the future that could depress the price of lower-rated securities.

        The Bond Series may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity or until maturity ("deferred coupon" or "zero coupon" obligations). The value of these obligations may fluctuate more in response to interest rate changes than would the value of debt obligations that make current interest payments. In addition, because the Series will accrue income on these securities prior to the receipt of each payment, it may have to dispose of portfolio securities to distribute income to the Accounts for tax purposes. (See the Statement of Additional Information.)

Money Market Series

        The investment objective of the Money Market Series is to provide maximum current income consistent with capital preservation and liquidity. The Series seeks to achieve its objective by investing in a managed portfolio of the following high quality money market instruments:

        (a) obligations issued or guaranteed as to principal and interest by the United States Government or its agencies, authorities or instrumentalities;

        (b) obligations issued by U.S. banks and savings and loan associations (such as bankers' acceptances, certificates of deposit and time deposits, including dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks) and dollar-denominated obligations unconditionally guaranteed as to payment by such banks or savings and loan associations, which at the date of investment have capital, surplus, and undivided profits in excess of $100,000,000 as of the date of their most recently published financial statements; and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation;

        (c) commercial paper which at the date of investment is issued or guaranteed by a company whose commercial paper is rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Service, Inc., or F-1 by Fitch's Investors Service or, if not rated, is issued or guaranteed by a company which at the date of the investment has an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's;

        (d) other corporate obligations maturing in one year or less which at the date of investment are rated AA or higher by Standard & Poor's or Aa or higher by Moody's; and

        (e) repurchase agreements with recognized securities dealers and member banks of the Federal Reserve System with respect to any of the foregoing obligations.

        All of the Money Market Series investments will mature in 397 days or less. In addition, the average maturity of the Series' portfolio securities based on their dollar value will not exceed 90 days. By limiting the maturity of its investments, the Money Market Series seeks to lessen the changes in the value of its assets caused by market factors.

        Generally, investments will be limited to securities rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations, or by one such organization if only one has rated the security, and comparable unrated securities. In addition, no more than 5% of the Series' total assets will be invested in securities of any one issuer or in securities not rated in the highest short-term rating category. Moreover, no more than the greater of 1% of the Series' total assets or $1 million will be invested in the securities of any one issuer that are not in the highest short-term rating category.

        This Series, consistent with its investment objective, will attempt to maximize yield through portfolio trading. This may involve selling portfolio instruments and purchasing different instruments to take advantage of disparities of yields in different segments of the high grade money market or among particular instruments within the same segment of the market. It is expected

                                      2-11
that the Series' portfolio transactions will be generally with issuers or dealers acting as principal. Accordingly, this Series will normally not pay any brokerage commissions.

        The value of the securities in the Money Market Series' portfolio can be expected to vary inversely to changes in prevailing interest rates, with the amount of such variation depending primarily on the period of time remaining to maturity of the security. Long-term obligations may fluctuate more in value than short-term obligations. If interest rates increase after a security is purchased, the security, if sold, could be sold for a loss. On the other hand, if interest rates decline after a purchase, the security, if sold, could be sold at a profit. If, however, the security is held to maturity, no gain or loss will be realized as a result of interest rate fluctuations, although the day-to-day valuation of the portfolio could fluctuate. Substantial withdrawals of the amounts held in the Money Market Series could require it to sell portfolio securities at a time when a sale might not be favorable. The value of a portfolio security may also be affected by other factors, including factors bearing on the creditworthiness of its issuer.

Growth Series

        The investment objective of the Growth Series (formerly designated the "Stock Series") is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Series seeks to achieve its investment objective by investing principally in common stocks of corporations believed by management to offer growth potential over both the intermediate and the long term. In pursuing capital growth, emphasis is placed on the selection of securities of well-established corporations with aggressive and experienced managements. This Series may invest not more than 20% of the market value of its total assets in convertible securities, that is, debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. It is not intended at this time that this Series will invest in warrants.

        Although the Growth Series will not make a practice of short-term trading, purchases and sales of securities will be made, whenever necessary to achieve the investment objective of the Series without regard to the resulting brokerage costs.

        The Trust management intends to diversify investments of the Series among a number of corporations without concentration in any particular industry. When, in the opinion of the Trust management, a temporary defensive position is warranted, the Series may maintain part or all of its assets in cash or short-term investments such as United States Treasury bills and commercial paper; it may also invest in preferred stocks, nonconvertible bonds, notes, government securities or other fixed-income securities for temporary defensive purposes.

Total Return Series

        The investment objective of the Total Return Series (formerly designated the "Total-Vest Series") is to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk. The Series seeks to achieve its investment objective by investing in three market segments: stocks, bonds, and money market instruments. In addition to trading techniques described fully in the Statement of Additional Information, the Series has retained the flexibility to write (sell) covered call options, to purchase call and put options and to enter into financial futures contracts.

        The Total Return Series will adjust the mix of investments among the three market segments to capitalize on perceived variations in return potential produced by the interaction of changing financial markets and economic conditions. It is expected that such adjustments will normally be made in a gradual manner over a period of time. THERE ARE NO MINIMUM OR MAXIMUM PERCENTAGES AS TO THE AMOUNT OF THE SERIES' ASSETS WHICH MAY BE INVESTED IN EACH OF THE MARKET SEGMENTS. MAJOR CHANGES IN INVESTMENT MIX MAY OCCUR SEVERAL TIMES A YEAR OR OVER SEVERAL YEARS, DEPENDING UPON MARKET AND ECONOMIC CONDITIONS AND EXCEPT FOR RESTRICTIONS NOTED HEREIN AND UNDER "INVESTMENT RESTRICTIONS," THE INVESTMENT ADVISER HAS COMPLETE FLEXIBILITY IN DETERMINING THE AMOUNT AND NATURE OF COMMON STOCK, DEBT OR MONEY MARKET INSTRUMENTS IN WHICH THE SERIES MAY INVEST.

        Investments in one of the three market segments will be made with a specific purpose in mind. Investments in the stock segment will be for the purpose of attempting to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Investments in the bond segment will be for the purpose of attempting to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital values. Investments in the money market segment will be for the purpose of attempting to achieve high current income, the preservation of capital, and liquidity. The types of securities in each of these three market segments that the Total Return Series will invest in are listed in the Statement of Additional Information.

        Cash may be held to provide for expenses and anticipated redemption payments and so that orderly redemption payments may be carried out in accordance with the Total Return Series' investment policies.

International Series

        The International Series seeks as its investment objective a high total return consistent with reasonable risk. It intends to achieve its objective by investing primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions (see "Other Special Investment Methods"). Investments may be made for capital growth or for income or any combination thereof for the purpose of achieving a high overall return. There can be no assurance that the International Series will achieve its objective.

                                      2-12

        There is no limitation on the percentage or amount of the International Series assets which may be invested for capital growth or income, and therefore at any particular time the investment emphasis may be placed solely or primarily on growth of capital or on income. In determining whether the International Series will be invested for capital growth or income, the Adviser will analyze the international equity and fixed income markets and seek to assess the degree of risk and level of return that can be expected from each market. The International Series will invest primarily in non-United States issuers, and under normal circumstances, more than 80% of the International Series' total assets will be invested in non-United States issuers located in not less than three foreign countries.

        In pursuing its objective, the International Series will invest primarily in common stocks of established non-United States companies believed to have potential for capital growth, income or both. However, there is no requirement that the International Series invest exclusively in common stocks or other equity securities. The International Series may invest in other types of securities including, but not limited to, convertible securities, preferred stocks, bonds, notes and other debt securities of companies (including Euro-currency instruments and securities) or obligations of domestic or foreign governments and their political subdivisions, and in foreign currency transactions. The Series may invest up to 10% of its total assets in bonds considered to be less than investment grade (but which are not in default at the time of investment), which may subject the Series to risks attendant to such bonds (see "Risk Factors" below). When the Adviser believes that the total return potential in debt securities equals or exceeds the potential return on equity securities, the Series may substantially increase its holdings in debt securities. The International Series may establish and maintain part or all of its assets in reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The International Series reserves may be invested in domestic as well as foreign short-term money market instruments including, but not limited to, government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. The International Series may also engage in certain options transactions, and enter into futures contracts and related options for hedging purposes, invest in repurchase agreements and lend portfolio securities (see "Other Special Investment Methods").

        The International Series may also invest in the securities of other investment companies subject to the limitations contained in the 1940 Act (see "Investment Restrictions" in the Statement of Additional Information). In certain countries, investments may only be made by investing in other investment companies that, in turn, are authorized to invest in the securities that are issued in such countries. The Fund's purchase of securities of such other investment companies may result in the layering of expenses such that shareholders indirectly bear a proportionate part of the expenses for such investment companies including operating costs and investment advisory and administrative fees.

        The International Series makes investments in various countries. Under normal circumstances, business activities in a number of different foreign countries will be represented in the International Series' investments. The International Series may, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Adviser poses no unique investment risk. The International Series may purchase securities of companies, wherever organized, which have their principal activities and interests outside the United States. Under exceptional economic or market conditions abroad, the International Series may, for temporary defensive purposes, invest all or a major portion of its assets in U.S. government obligations or securities of companies incorporated in and having their principal activities in the United States. The International Series may also invest its reserves in domestic short-term money-market instruments as described above.

        In determining the appropriate distribution of investments among various countries and geographic regions, the Adviser ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the international investor.

        The International Series may make investments in developing countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Adviser believes that these characteristics can be expected to continue in the future.

        Generally, the Series will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

        Risk Factors. There are substantial and different risks involved which should be carefully considered by any investor considering foreign investments. For example, there is generally less publicly available information about foreign companies than is available about companies in the United States. Foreign companies are generally not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the United States. In addition, if it should become necessary, the Trust could encounter difficulties involving legal processes abroad.

        Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may

                                      2-13
also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

        Foreign stock markets are generally not as developed or efficient as those in the United States. In most foreign markets volume and liquidity are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on United States exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States.

        There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of the International Series in some foreign countries. The International Series is not aware of any investment or exchange control regulations which might substantially impair the operations of the Series as described, although this could change at any time.

        For many foreign securities, there are U.S. dollar-denominated American Depository Receipts ("ADR's"), which are traded in the United States on exchanges or over the counter and are sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the International Series can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The International Series may also invest in European Depository Receipts ("EDR's"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.

        The dividends and interest payable on certain of the International Series' foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to the International Series' shareholders. Investors should understand that the expense ratio of the International Series can be expected to be higher than those of investment companies investing in domestic securities since the costs of operation are higher. There can be no assurance that the International Series' investment policy will be successful or that its investment objective will be attained.

        Since the International Series may invest up to 10% of its total assets in bonds considered to be less than investment grade, it may be exposed to greater risks than if it did not invest in such bonds. With lower rated bonds, there is a greater possibility that an adverse change in the financial condition of the issuer may affect its ability to pay principal and interest.

Balanced Series

        The Balanced Series seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. The Balanced Series intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.

        The Balanced Series may invest in any type or class of security. Normally, the Balanced Series will invest in common stocks and fixed income securities; however, it may also invest in securities convertible into common stocks. At least 25% of the value of its assets will be invested in fixed income senior securities. The overall economic and financial outlook determines the allocation of assets between fixed income and common stock investments. Fixed income investments are typically made in high quality, lower risk securities. Common stock investments are made in companies with intermediate and long term earnings growth potential such as are invested in by the Growth Series. The Series attempts to invest in common stocks belonging to fundamentally attractive sectors and industries and strives to be overweighted in these areas relative to their representation in broad market indices such as the Standard & Poor's 500. The current outlook and the asset allocation are continuously reviewed.

        The Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. (See "Other Special Investment Methods" and the Statement of Additional Information.)

        In implementing the investment objectives of this Series, management will select securities believed to have potential for the production of current income, with emphasis on securities that also have potential for capital enhancement. In an effort to protect its assets against major market declines, or for other temporary defensive purposes, the Balanced Series may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high grade commercial paper.

Real Estate Series

        The Real Estate Series seeks as its investment objective capital appreciation and income with approximately equal emphasis. It intends under normal circumstances to invest in marketable

                                      2-14
securities of publicly traded real estate investment trusts ("REITs") and companies that are principally engaged in the real estate industry. Under normal circumstances, the Series intends to invest at least 75% of the value of its assets in these securities.

        The Series investment objective is a fundamental policy which may not be changed without shareholder approval. Policies and limitations are considered at the time of purchase and the sale of instruments is not required in the event of a change in circumstances. There can be no assurance that the Series will achieve its objective.

        REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs, or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. The Series intends to emphasize investment in equity REITs.

        In determining whether an issuer is "principally engaged" in the real estate industry, PRS seeks companies which derive at least 50% of their gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate. The equity securities of real estate companies considered for purchase by the Series will consist of shares of beneficial interest, marketable common stock, rights or warrants to purchase common stock, and securities with common stock characteristics such as preferred stock and debt security's convertible into common stock.

        The Real Estate Series may also invest up to 25% of its total assets in
(a) marketable debt securities of companies principally engaged in the real estate industry; (b) mortgage-backed securities such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs"); or (c) short-term investments listed below.

        The Real Estate Series invests in debt securities only if, at the date of investment, they are rated within the four highest grades as determined by Moody's (Aaa, Aa, A or Baa) or by S&P (AAA, AA, A or BBB) or, if not rated or rated under a different system, are judged by PRS to be of equivalent quality to debt securities so rated. Securities rated Baa or BBB are medium grade investment obligations that may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments in the case of such obligations than is the case for higher grade securities. The Series may, but is not obligated to, dispose of debt securities whose credit quality falls below investment grade. Unrated debt securities may be less liquid than comparable rated debt securities and may involve somewhat greater risk than unrated debt securities.

        For temporary defensive purposes (as when market conditions in real estate securities are extremely adverse such that PRS believes there are extraordinary risks associated with investment therein), the Series may invest up to 100% of its total assets in short-term investments such as money market instruments consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; repurchase agreements; certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper rated at time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by PRS or ABKB at the time of purchase; and other long and short-term instruments which are rated A or higher by S&P or Moody's at the time of purchase.

        Risk Factors. The Real Estate Series is non-diversified under the federal securities laws. As a non-diversified portfolio, there is no restriction under the Investment Company Act of 1940 (the"1940 Act") on the percentage of assets that may be invested at any time in the securities of any one issuer. To the extent that the Real Estate Series is not fully diversified, it may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified. In addition, investments by the Real Estate Series in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

        Although the Real Estate Series does not invest directly in real estate, it does invest primarily in real estate securities and accordingly, the value of shares of the Real Estate Series will fluctuate in response to changes in economic conditions within the real estate industry. Risks associated with the direct ownership of real estate and with the real estate industry in general include, among other things, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; over-building; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floor, earthquakes or other natural disasters; limitations on and variations in rents; dependency on property management skill; the appeal of properties to tenants; changes in interest rates.

        Investing in REIT's involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REIT's may be affected by changes in the value of the underlying property owned by the REIT's, while mortgage REIT's may be affected by the quality of any credit extended. REIT's are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. The Portfolio may invest

                                      2-15
in new or unseasoned REIT issuers and it may be difficult or impossible for PRS or ABKB to ascertain the value of each of such REIT's underlying assets, management capabilities and growth prospects. In addition, REIT's are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax or distributed income under the Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain their exemptions from the 1940 Act. REIT's whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes may be impacted by federal regulations concerning the health care industry. The Series will indirectly bear its proportionate share of any expenses paid by the Series itself.

        REIT's (especially mortgage REIT's) are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

        In addition, investing in REIT's involves risks similar to those associated with investing in small capitalization companies. REIT's may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

        The Series commenced operations on May 1, 1995 based upon an initial capitalization of $5 million provided by Phoenix Home Life.The ability of the Series to raise additional capital for investment purposes may directly effect the spectrum of series holdings and performance. While many of the officers and directors of PRS are experienced real estate professionals, based upon its relatively recent formation and involvement with real estate securities, PRS does not have an operating history of investing in the types of real estate securities expected to be held within the Real Estate Series. Even though PRS is an affiliate of PIC, PRS has no prior experience as an investment adviser.

Strategic Theme Series

        The Strategic Theme Series seeks as its investment objective long term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. Examples of thematic investing would include investing in oil and gas exploration companies during the energy shortage years of the late 1970's, owning companies which benefited from lower inflation trends during the early 1980's, investing in companies acquiring cellular frachises in the late 1980's, and technology companies during the 1990's.

        The Adviser will not concentrate its investments in specific industries in amounts greater than 25% of the assets of the Series in any particular "industry(ies)" or group(s) of "industries" without shareholder approval. In determining when and whether to invest in particular industries, the Adviser will establish strategic (major changes affecting markets for prolonged periods) and tactical (focused, short-term) investment themes. Investment themes shall generally reflect trends which appear likely to drive stocks with similar technologies and products or which embody broad social, economic, political and technological considerations; offer substantial appreciation potential; present a visionary idea or creative solution; and exhibit some independence from economic cycles. The Adviser may change investment themes once it has determined that an investment theme has become saturated or fully exploited. The Adviser may pursue one or more investment themes at any time.

        The Adviser will seek to identify companies which, in addition to being considered well positioned to benefit from investment themes identified, are also believed to possess attributes such as, but not limited to, good financial resources, satisfactory return on capital, enhanced industry position and superior management skills.

        The Theme Series may also invest in preferred stocks, investment grade bonds (Moody's Investors Service, Inc. rating Baa or higher or Standard & Poor's Ratings Group rating BBB or higher), convertible preferred stocks and convertible debentures if in the judgment of the Adviser the investment would further its investment objective. The Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes. The Series may also invest up to 35% of its assets in the securities of foreign issuers. See "Investment Techniques." Each security held will be monitored to determine whether it is contributing to the basic objective of long-term appreciation of capital.

        For temporary defensive purposes (as when market conditions for growth stocks are adverse), investments may be made in fixed income securities with or without warrants or conversion features. In addition, for such temporary defensive purposes, the Series may pursue a policy of retaining cash or investing part or all of its assets in cash equivalents. When the Series' assets are held in cash or cash equivalents, it is not investing in securities intended to meet the Series' investment objective.

        Risk Factors. To the extent that the Series invests in a single investment theme, it may be more susceptible to adverse economic, political or regulatory developments than would be the case if it invested in a broader spectrum of themes. In addition, the Series' investments in common stocks of companies with limited operating history may result in higher volatility in returns. Further, the successful effectuation of the thematic investment strategy used by the Adviser is dependent upon the Adviser's ability to anticipate emerging market trends, exploit such investment opportunities and to thereafter divest of such securities upon


                                      2-16
saturation. No assurances can be given that the investment strategies utilized will positively correlate with any or all such marketplace trends or that other, possibly more profitable investment trends will not be missed.

        The Series commenced operations on January 29, 1996 based upon an initial capitalization of $5 million provided by Phoenix Home Life. The ability of the Series to raise additional capital for investment purposes may directly affect the spectrum of portfolio holdings and performance.

        Additional discussion regarding risks involved in investing in the Series are described in the "Other Special Investment Methods" section below.


OTHER SPECIAL INVESTMENT METHODS


Convertible Securities

        Each Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as
(1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. Up to 5% of each of these Series' assets may be invested in convertible securities that are rated below investment grade (commonly referred to as "junk" securities). Such securities present greater credit and market risks than investment grade securities. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Series is called for redemption, the Series may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


Repurchase Agreements


        The Money Market, Real Estate, International and Strategic Theme Series may invest in repurchase agreements. However, no more than 10% of a Series' net assets will be invested in repurchase agreements having maturities of more than seven days. A repurchase agreement is a transaction where a Series buys a security at one price and the seller simultaneously agrees to buy that same security back at a higher price. Repurchase agreements will be entered into with commercial banks, brokers and dealers considered by the Board of Trustees and the Adviser acting at the Board's direction, to be creditworthy. In addition, the repurchase agreements are always fully collateralized by the underlying instrument and are marked to market every business day. However, the use of repurchase agreements involves certain risks such as default by or insolvency of the other party to the transaction.


Options


        The Bond, Money Market, Growth, Total Return, Balanced, International and Strategic Theme Series may write (sell) covered call options on securities owned by them, including securities into which convertible securities are convertible, provided that such call options are listed on a national securities exchange. The Money Market, Growth and Bond Series may only purchase call options for the purpose of terminating a call option previously written. The Total Return, Balanced, International and Strategic Theme Series may also buy exchange-traded call and put options on equity and debt securities and on stock market indexes. The International and Strategic Theme Series may also write or buy Over-the-Counter (OTC) options, write secured put options and enter into options transactions on foreign currency. The International and Strategic Theme Series may also invest up to 5% of its net assets in warrants and stock rights, which are almost identical to call options except that they are issued by the issuer of the underlying security rather than an option writer. However, no more than 2% of its net assets will be invested in warrants and stock rights not traded on the New York Stock Exchange or American Stock Exchange. A complete description of options, warrants and stock rights, and their associated risks is contained in the Statement of Additional Information. Options are forms of "derivative" in that their value is dependent on fluctuations in the value of other securities.


        The Trust understands the position of the staff of the Securities and Exchange Commission (the "SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The Trust has adopted procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the International Series. A brief description of these procedures and related limitations appears in the Statement of Additional Information.

Financial Futures and Related Options


        The Total Return and Balanced Series may enter into financial futures contracts for the purchase or sale of debt obligations traded on exchanges regulated by the Commodity Futures Trading Commission to hedge against anticipated changes in interest rates that would otherwise have an adverse effect upon the value of debt securities in its portfolio. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. The purchase of such futures contracts will not be for speculation but will be solely for protection of the Series against declines in value. Immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the Total Return or Balanced Series' futures contracts (both receipts and delivery) will not exceed 10% of such series' total assets.


                                      2-17

        The International and Strategic Theme Series may also enter into financial futures contracts and related options to hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase or in the exchange rate of foreign currencies. The International and Strategic Theme Series will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of the Series' total assets.


        Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser or Subadviser could be incorrect in its expectations as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the Series' return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the Series will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Series even though the purchase or sale of the contract would not have resulted in a loss.

        A complete description of financial futures and related options is contained in the Statement of Additional Information.

Foreign Securities


        The International and Strategic Theme Series will purchase foreign securities as discussed above. In addition, the other Series may invest up to 25% (or 35% as to the Strategic Theme Series) of total net asset value in foreign securities. The Series other than the International and Strategic Theme Series will purchase foreign debt securities only if issued in U.S. dollar denominations. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. Those considerations are discussed under "International Series."


        Foreign Currency Transactions. The value of the assets of the Series invested in foreign securities, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Series may incur costs in connection with conversions between various currencies. The Series will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. At the time of the purchase of a forward foreign currency exchange contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the contract, minus the Series' initial margin deposit with respect thereto, will be deposited in a segregated account with the Trust's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

        When a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, a Series is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. A Series may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. For more information about foreign currency transactions, see the Statement of Additional Information.


Leverage

        The Strategic Theme Series may from time to time increase its ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. The Fund will borrow only from banks, and only if immediately after such borrowing the value of the assets of the Series (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The Fund may borrow up to 25% of the net assets of such Series, not including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Series' assets computed as provided above become less than three times the amount of the borrowings for investment purposes, the Fund, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

        Interest on money borrowed will be an expense of those Series with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Series is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

        Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of such Series with respect to which the borrowing

                                      2-18
has been made.

        Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of such Series' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover its cost (including any interest paid on the monies borrowed) to such Series, the net asset value of the Series will decrease faster than would otherwise be the case.

Private Placements and Rule 144A Securities

        The Strategic Theme Series may purchase securities which have been privately issued and are subject to legal restrictions on resale or which are issued to qualified institutional investors under special rules adopted by the SEC. Such securities may offer higher yields than comparable publicly traded securities. Such securities ordinarily can be sold by the Series in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act of 1933 ( the "1933 Act"). Public sales of such securities by the Trust may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales generally involve the time and expense of the preparation and processing of a registration statement under the 1933 Act (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. In some instances, the Series may have to bear certain costs of registration in order to sell such shares publicly. Except in the case of securities sold to qualifying institutional investors under special rules adopted by the SEC for which the Trustees determine the secondary market is liquid, Rule 144A securities will be considered illiquid. Trustees may determine the secondary market is liquid based upon the following factors which will be reviewed periodically as required pursuant to procedures adopted by the Series: the number of dealers willing to purchase or sell the security; the frequency of trades; dealer undertakings to make a market in the security, and the nature of the security and its market. Investing in Rule 144A Securities could have the effect of increasing the level of these Series' illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Each Series may invest up to 15% of its net assets in illiquid securities.


Mortgage-backed Securities

        The Real Estate Series may also invest in mortgage-backed securities such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs"). CMOs are hybrid instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (GNMA), or Federal National Mortgage Association. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. REMICs are similar to CMOs and are fixed pools of mortgages with multiple classes of interests held by investors.

        The Series may also invest in pass-through securities that are derived from mortgages. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee).

        The Series may purchase pass-through securities at a premium or at a discount.The values of pass-through securities in which the Series may invest will fluctuate with changes in interest rates. The value of such securities varies inversely with interest rates, except that when interest rates decline, the value of pass-through securities may not increase as much as other debt securities because of the prepayment feature. Changes in the value of such securities will not affect interest income from those obligations but will be reflected in the Series' net asset value.

        A particular risk associated with pass-through securities involves the volatility of prices in response to changes in interest rates, or prepayment risk. Prepayment rates are important because of their effect on the yield and price of securities. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgages' scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Although the pattern of prepayments is estimated and reflected in the price paid for pass-through securities at the time of purchase, the actual prepayment behavior of mortgages cannot be known at that time. Therefore, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through securities. Prepayments that occur faster than estimated adversely affect yields for pass-throughs purchased at a premium (that is, a price in excess of principal amount) and may cause a loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. Furthermore, the proceeds from prepayments usually are reinvested at current market rates, which may be higher than, but usually are lower than, the rates earned on the original pass-through securities. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors; net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed
                                      2-19
rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities or decline in value from declining interest rates because of risk of prepayment.

Lending of Portfolio Securities


        Subject to certain investment restrictions, a Series from time to time may lend up to 25% of the market or other fair value of its securities to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities which will increase the current income of the Series lending its securities. A Series will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Series is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. A Series may pay reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.


        Even though securities lending usually does not impose market risks on the lending Series, a Series would be subject to risk of loss due to an increase in value if the borrower fails to return the borrowed securities for any reason (such as the borrower's insolvency). Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, a Series could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held may not be liquidated, the result could be a material adverse impact on the liquidity of the lending Series.

INVESTMENT RESTRICTIONS


        The Trust may not invest more than 25% of the assets of any one Series in any one industry (except that the Money Market and Total Return Series may invest more than 25% of their assets in the banking industry and the Real Estate Series may invest at least 75% of its assets in the real estate industry). If the Trust makes loans of the portfolio securities of any Series, the market value of the securities loaned may not exceed 25% of the market value of the total assets of such Series. The Trust may borrow money from a bank provided such borrowing does not exceed 10% of the net asset value, not considering any such borrowings as liabilities.


        In addition to the investment restrictions described above, each Series' investment program is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Series are fundamental and may not be changed without shareholder approval.


PORTFOLIO TURNOVER

        Each Series pays brokerage commissions for purchases and sales of portfolio securities. A high rate of portfolio turnover involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a Series and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains, which are taxable to shareholders as ordinary income.

        The rate of portfolio turnover is not a limiting factor when the Adviser deems changes appropriate. It is anticipated that the turnover rate for the Bond Series will not generally exceed 350%; The turnover rate for the Growth Series will not generally exceed 300%; the turnover rate for the International Series will not generally exceed 150%; the turnover rate for the Real Estate Series will not generally exceed 75%; the turnover rate for the Strategic Theme Series will not generally exceed 175%. The turnover rate for the Balanced Series will not generally exceed 200% and the turnover rates for the stock and bond segments of the Balanced Series are not expected to exceed 250% and 100%, respectively. The turnover rate for the Total Return Series will not generally exceed 350% and for the stock and bond segments of the Total Return Series are not expected to exceed 350% and 200%, respectively. Although securities for the Strategic Theme Series are not purchased for the short-term, the Adviser's strict sell discipline may result in rates of portfolio turnover equivalent to those identified by the SEC as appropriate for capital appreciation funds with substantial short-term trading. The Adviser's approach dictates that underperforming securities and securities not consistent with prevailing themes will be sold. Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Series' securities (excluding short-term securities). The turnover rate may vary greatly from year to year and may be affected by cash requirements for redemptions of shares of a Series and by compliance with provisions of the Internal Revenue Code, relieving investment companies which distribute substantially all of their net income from federal income taxation on the amounts distributed. The 1994 and 1995 rates of portfolio turnover for each Series are set forth under "Financial Highlights." For more information regarding the consequences relating to a high portfolio turnover rate, see "Portfolio Transactions and Brokerage" and "Dividends, Distributions and Taxes" in the Statement of Additional Information.


THE TRUST AND ITS MANAGEMENT

        The Trust is a mutual fund, technically known as an open-end, diversified investment company. The Board of Trustees supervises the business affairs and investments of the Trust, which is managed on a daily basis by the Trust's investment advisers. The Trust was organized as a Massachusetts business trust on February 18, 1986. The Trust is a series fund that issues eight classes of shares of beneficial interest, one for each Series. The Statement of Additional Information contains a list of the members of the Board of Trustees and the officers of the Trust.

Investment Advisers

        The Trust's investment advisers are Phoenix Investment Counsel, Inc. ("PIC") and Phoenix Realty Securities, Inc. ("PRS") (the "Advisers"), both of which are located at One American Row,

                                      2-20

Hartford, Connecticut 06115. PIC was originally organized in 1932 as John P. Chase, Inc. In addition to the Trust, it also serves as investment adviser to the Phoenix Series Fund, Phoenix Total Return Fund, Inc. and Phoenix Multi-Portfolio Fund and as sub-adviser to American Skandia, Chubb America Fund, Inc., JNL Series Trust and Sun America Series Trust.


        PRS was formed in 1994 as an indirect subsidiary of Phoenix Home Life. In addition to the Trust, it also serves as investment adviser to the Real Estate Portfolio of the Phoenix Multi Portfolio Fund and to the American Phoenix Investment Portfolio.

        ABKB/LaSalle Securities Limited Partnership (ABKB), a subsidiary of LaSalle Partners, serves as sub-adviser to the Real Estate Series. ABKB's principal place of business is located at 100 East Pratt Street, Baltimore, Maryland 21202. ABKB has been a registered investment advisor since 1979.


        All of the outstanding stock of the Advisers is owned by Phoenix Equity Planning Corporation ("PEPCO"), an indirect subsidiary of Phoenix Duff & Phelps Corporation. Phoenix Home Life owns a majority interest in Phoenix Duff & Phelps Corporation. PEPCO also performs bookkeeping and pricing and administrative services for the Trust. PEPCO is registered as a broker-dealer in fifty states. The executive offices of Phoenix Home Life and Phoenix Duff & Phelps Corporation are located at One American Row, Hartford, Connecticut 06115 and the principal offices of PEPCO are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.


        The Advisers furnish continuously an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. All costs and expenses (other than those specifically referred to as being borne by the Advisers) incurred in the operation of the Account and the Trust are borne by the Trust, Phoenix Home Life, or PHL Variable. A more detailed discussion of the Advisers and the Investment Advisory Agreements are contained in the Statement of Additional Information.

Portfolio Managers

        Balanced Series and Total Return Series. Mr. C. Edwin Riley, Jr. serves as portfolio manager of the Balanced Series and Total Return Series and as such is primarily responsible for the day to day management of the Series' investments. Mr. Riley is also the portfolio manager of the Phoenix Total Return, Inc. From 1988 to 1995, Mr. Riley served as Senior Vice President and Director of Equity Management for Nationsbank Investment Management.

        Bond Series. Mr. Curtiss O. Barrows has served as portfolio manager of the Bond Series since 1986 and, as such, is primarily responsible for the day-to-day management of the Series' portfolio. Mr. Barrows is also portfolio manager of the High Yield Series of the Phoenix Series Fund and is a Vice President of the Adviser. Mr. Barrows is also Portfolio Manager, Public Bonds, Phoenix Home Life Mutual Insurance Company.

        Growth Series. Mr. John T. Wilson has served as portfolio manager of the Growth Series since January, 1992 and as such, is primarily responsible for the day-to-day management of the Series' portfolio. Mr. Wilson is Portfolio Manager, Common Stock, Phoenix Home Life Mutual Insurance Company since 1990. From 1988 to 1990 Mr. Wilson attended Duke University Business School.

        International Series. Ms. Jeanne H. Dorey has served as portfolio manager of the International Series' since February, 1993 and as such is primarily responsible for the day-to-day management of the Series' portfolio. Ms. Dorey is also the Portfolio Manager of the International Portfolio of the Phoenix Multi-Portfolio Fund, which is also advised by the Adviser. Ms. Dorey has served as a Vice President of the Adviser since April, 1993, and as a Vice President of Phoenix Worldwide Opportunities Fund and National Securities & Research Corporation since May, 1993. Ms. Dorey is also Portfolio Manager, International, Phoenix Home Life Mutual Insurance Company. From 1990 to 1992, Ms. Dorey was an Investment Analyst and Portfolio Manager with Pioneer Group, Inc. From 1989 to 1990, Ms. Dorey was an Investment Analyst and Portfolio Manager with Bank of Boston.

        Money Market Series. Ms. Dorothy J. Skaret has served as the portfolio manager of the Money Market Series since 1990 and as such, Ms. Skaret is primarily responsible for the day-to-day management of the Series' portfolio. Ms. Skaret is also the portfolio manager of the Money Market Series of the Phoenix Series Fund, which also is advised by the Adviser. Ms. Skaret is also Director, Public Fixed Income, Phoenix Home Life Mutual Insurance Company, and a Vice President of National Securities & Research Corporation.

        Real Estate Series. Ms. Barbara Rubin, President of PRS and William K. Morrill, Jr., Managing Director of ABKB share primary responsibility for managing the assets of the Real Estate Series from its inception. Barbara Rubin has over 19 years real estate experience and has been associated with Phoenix Home Life for the past 13 years. William Morrill has over 15 years of investment experience and has been a portfolio manager with ABKB since 1985.


        Strategic Theme Series. Mr. William J. Newman serves as Porfolio Manager of the Strategic Theme Series and as such is primarily responsible for the day-to-day management of the Series portfolio. Mr. Newman joined Phoenix Home Life in March 1995 as Chief Investment Strategist and Managing Director for Phoenix Investments. Mr. Newman is also Executive Vice President of PIC. Most recently, Mr. Newman was Chief Investment Strategist for Kidder Peabody in New York from May, 1993 to December, 1994. He was Managing Director at Bankers Trust from March, 1991 to May, 1993 and Managing Director from June, 1988 to November, 1990.


                                      2-21

Advisory Fees

        As compensation for its services for all Series the Advisers are entitled to a fee, payable within five days after the end of each month, as follows:


                         Phoenix Investment Counsel, Inc
                          Rate for        Rate for          Rate for
                            First           Next           Excess Over
Series                   $250,000,000    $250,000,000     $500,000,000

Money Market             .40%                 .35%            .30%
Bond                     .50%                 .45%            .40%
Balanced                 .55%                 .50%            .45%
Total Return             .60%                 .55%            .50%
Growth                   .70%                 .65%            .60%
International            .75%                 .70%            .65%
Strategic Theme          .75%                 .70%            .65%

        The total advisory fee of 0.75% of the aggregate net assets of the International and Strategic Theme Series, is greater than that paid by most mutual funds; however, the Board of Trustees of the Trust has determined that it is similar to fees charged by other mutual funds whose investment objectives are similar to those of the International and Strategic Theme Series.

                         Phoenix Realty Securities, Inc.
                            Rate for          Rate for          Rate for
                             First             Next            Excess Over
Series                  $1,000,000,000   $1,000,000,000     $2,000,000,000

Real Estate                  .75%              .70%               .65%

        The total advisory fee of 0.75% of the aggregate net assets of the Real Estate Series is greater than that paid by most mutual funds; however, the Board of Trustees of the Fund has determined that it is similar to fees charged by other mutual funds whose investment objectives are similar to that of the Real Estate Series. Pursuant to a Sub-Advisory Agreement with the Fund, PRS delegates certain investment decisions and research functions to ABKB/LaSalle Securities Limited Partnership ("ABKB") for which ABKB is paid a fee by PRS. In accordance with the Sub-Advisory Agreement between the Trust and ABKB, ABKB is paid a monthly fee at the annual rate of 0.45% of the average aggregate daily net asset values of the Series up to $1 billion; 0.35% of such value between $1 billion and $2 billion; and 0.30% of such value in excess of $2 billion. The sub-advisory agreement relating to the Real Estate Series provides, among other things, that ABKB shall maintain certain records for the Series, effectuate the purchase and sale of securities for the Series. ABKB is not affiliated with PRS, PIC, Phoenix Home Life or PHL Variable. The Real Estate Series pays other operating expenses up to .25% of its total assets.

Financial Agent

        Under a Financial Agent Agreement, Phoenix Home Life acts as financial agent of the Trust and as such is responsible for certain administrative functions and the bookkeeping and pricing functions for the Trust. For its services as financial agent, Phoenix Home Life receives a fee based on the average of the aggregate daily net asset values of the Trust at the annual rate per each $1,000,000 of $600. Phoenix Home Life may receive compensation from the Account, as described in the accompanying prospectus.

Expenses


        Each Series (except the International, Real Estate and Strategic Theme Series) pays a portion or all of its total operating expenses other than the management fee, up to .15% of its total net assets. The International, Real Estate and Strategic Theme Series pay total operating expenses other than the management fee up to .40%, .25% and .25%, respectively, of its total net assets. Expenses above these limits are paid by the Advisers, Phoenix Home Life or PHL Variable.


Portfolio Transactions and Brokerage


        No Series has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to the Statement of Policy on Brokerage Allocation adopted by the Board of Trustees, the Advisers (or ABKB) are primarily responsible for the portfolio decisions of each Series and the placing of its portfolio transactions. In placing orders, it is the policy of each Series to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the Advisers generally seek reasonably competitive spreads or commissions, the Series will not necessarily be paying the lowest spread or commission available. The Advisers have no present intent to use any broker-dealers that may be affiliated with the Advisers, Phoenix Home Life, Phoenix Duff & Phelps Corporation, PHL Variable or ABKB. The Statement of Additional Information contains more information on brokerage allocation.


Performance History

        From time to time the Trust may include the performance history of any or all of the Series (along with applicable separate account performance history) in advertisements, sales literature or reports. Performance information about each Series is based on that Series' past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Money Market Series, as yield of the Bond Series, and as total return of any Series. Current yield for the Money Market Series will be based on the income earned by the Series over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends.

        For the Bond Series, quotations of yield will be based on all investment income per share earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period.

                                      2-22

        When a Series advertises its total return, it will usually be calculated for one year, five years, and ten years or since inception if the Series has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Series at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the maximum sales charge applicable at the beginning of the relevant period.


                              Average Annual Total Return for
                                the Period Ending 12/31/94
               Commencement                                   Life of
Series            Date        1 Year    5 Years    10 Years    Fund

Bond             1/1/83       -5.47%     8.64%      10.16%    9.90%
Balanced         5/1/92       -2.80%      N/A        N/A      5.65%
Total Return     9/17/84      -1.45%    10.61%      12.89%   12.43%
Growth           1/1/83        1.48%    14.91%      17.23%   17.92%
International    5/1/90        0.03%      N/A        N/A      6.26%
Real Estate      5/1/95         N/A       N/A        N/A       N/A
Strategic Theme  1/29/96        N/A       N/A        N/A       N/A



Annual Total Returns
                                  Total
   Year       Bond    Balanced   Return      Growth

   1984      11.46%      N/A      -0.59%     10.55%
   1985      20.43%      N/A      27.16%     34.70%
   1986      19.45%      N/A      15.61%     20.15%
   1987       1.12%      N/A      12.58%      7.05%
   1988      10.36%      N/A       2.33%      3.83%
   1989       8.30%      N/A      19.88%     36.06%
   1990       5.14%      N/A       5.62%      3.98%
   1991      19.41%      N/A      29.44%     43.83%
   1992      10.03%     9.72%     10.67%     10.29%
   1993      15.90%     8.57%     11.02%     19.69%
   1994      -5.47%    -2.80%     -1.45%      1.48%



   Year    International    Real     Strategic
                           Estate     Theme
   1984       N/A           N/A        N/A
   1985       N/A           N/A        N/A
   1986       N/A           N/A        N/A
   1987       N/A           N/A        N/A
   1988       N/A           N/A        N/A
   1989       N/A           N/A        N/A
   1990      -8.10%         N/A        N/A
   1991      19.78%         N/A        N/A
   1992     -12.89%         N/A        N/A
   1993      38.44%         N/A        N/A
   1994       0.03%         N/A        N/A


        Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Principal and investment return (except Money Market Series) will vary and you may have a gain or loss when you withdraw your money. The Bond Series includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid. While Money Market Series seeks to maintain a stable $1.00 share price, there is no assurance that it will be able to do so.

        Yield calculations of the Money Market Series used for illustration purposes are based on the consideration of a hypothetical investment account having a balance of exactly one Share at the beginning of a seven day period, which period will end on the date of the most recent financial statements. The yield for the Series during this seven day period will be the change in the value of the hypothetical investment account's original Share. The following is an example of this yield calculation for the Money Market Series based on a seven day period ending December 31, 1994.

Assumptions:

Value of hypothetical pre-existing
account with exactly one
share at the beginning of the period: ..........    1.000000
Value of the same account (excluding
capital changes) at the
end of the seven day period:....................    1.000538
Calculation: ...................................
Ending account value ...........................    1.000538
Less beginning account value ...................    1.000000
Net change in account value ....................    0.000538
Base period return:
(adjusted change/beginning account value).......    0.000538
Current yield = return x (365/7) = .............       2.80%
Effective yield = [(1 + return)365/7] - 1 = ....       2.85%

        The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time.

        The Advisers have voluntarily agreed to reimburse certain expenses as described under "Expenses" above. If the Advisers had not reimbursed certain expenses during the periods shown, the returns for these funds would have been lower. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, it would be lower.

        The Trust's Annual Report, available upon request and without charge, contains a discussion of the performance of each Series and a comparison of that performance to a securities market index.

SHARES OF BENEFICIAL INTEREST


        The Trust currently has eight classes of shares of beneficial interest, one for each Series. Shares (including fractional shares) of each Series have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Series. All voting rights of the Accounts as shareholders are passed through to the Contractowners and Policyowners. Shareholders of all Series currently vote on the election of Trustees and other matters. On matters affecting an individual Series (such as approval of an Investment Advisory Agreement or a change in fundamental investment policies), a separate vote of that Series is required.

        Fund shares attributable to any Phoenix Home Life or PHL Variable assets and Fund shares for which no timely instructions from Contractowners or Policyowners are received will be voted by Phoenix Home Life and PHL Variable in the same proportion as


                                      2-23
those shares in that Series for which instructions are received.

        Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights.

        The assets received by the Trust for the issue or sale of shares of each Series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such Series, and constitute the underlying assets of such Series. The underlying assets of each Series are required to be segregated on the books of account, and are to be charged with the expenses of the Series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

        Unlike the stockholders of a corporation, there is a possibility that the Accounts as shareholders of a business trust such as the Trust may be liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of the Accounts, as shareholders, incurring loss because of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Phoenix Home Life and PHL Variable, as the sole shareholders, have a fiduciary duty to bear this risk and Contractowners and Policyowners should be fully and completely insulated from risk.

PURCHASE OF SHARES

        The Trust offers its shares, without sales charge, for purchase by the Accounts as an investment medium for the Variable Accumulation Annuity Contracts and Variable Universal Life Insurance Policies issued by Phoenix Home Life and PHL Variable. It is contemplated that in the future other separate accounts of Phoenix Home Life, PHL Variable or other insurance companies may purchase shares of the Trust. Shares of the Trust will not be sold to the public. The Trust continuously offers shares in each Series to the Accounts at prices equal to the respective net asset values of those Series. Net asset value is determined in the manner set forth below under "NET ASSET VALUE."

        It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Trust simultaneously. Although Phoenix Home Life, PHL Variable or the Trust currently do not foresee any such disadvantages either to variable life insurance Policyowners or to variable annuity Contractowners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such Policyowners and Contractowners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, (3) changes in the investment management of any portfolio of the Fund, or (4) differences in voting instructions between those given by Policyowners and those given by Contractowners.

NET ASSET VALUE

        The net asset value of the shares of each Series of the Trust is determined once daily as of the close of regular trading of the New York Stock Exchange, or on each day during which there is a sufficient degree of trading in any of the securities held in a Series of the Fund that the current net asset value of the shares of the Series might be materially affected. The Board of Directors of the Exchange reserves the right to change this schedule as conditions warrant.


        Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series shares outstanding. Securities that are traded on the stock exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Series' securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees, and may include valuations furnished by a pricing service that may be retained by the Trust with the Trustees' approval.


        Money market securities held by the Fund are valued on an amortized cost basis, absent extraordinary or unusual market conditions, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods when value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The Statement of Additional Information contains a more detailed discussion on amortized cost.

        Securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. (See Statement of Additional Information.) Over-the-Counter traded fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

                                      2-24

        Because of the need to obtain prices as of the close of trading on various exchanges in different time zones throughout the world, the calculation of net asset value does not take place for the International Series at the same time as the determination of prices of the majority of the portfolio securities of the International Series.

        For purposes of determining the net asset value of the International Series, all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Series has other investments, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

REDEMPTION OF SHARES

        The Trust will redeem all full and fractional shares of the Trust presented for redemption. The Trust may, at the discretion of the Trustees and to the extent consistent with state and Federal law, make payment for shares of a particular Series redeemed in whole or in part in securities or other assets of such Series taken at current values. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

        The right to redeem shares or to receive payment with respect to any redemption may only be suspended for more than seven days for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of each Series is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of each Series.

DIVIDENDS AND DISTRIBUTIONS

        All dividends and distributions with respect to the shares of any Series will be payable in shares of such Series at net asset value or, at the option of the Account as shareholder, in cash.

        The net investment income of the Money Market Series will be declared as dividends daily. Dividends will be distributed and reinvested in additional shares on the last business day of every month. The net income of the Money Market Series for Saturdays, Sundays and other days on which the New York Stock Exchange is closed will be declared as dividends on the next business day.


        The Bond, Growth, Total Return, Balanced, International and Strategic Theme Series will distribute substantially all net investment income and net realized capital gains, if any, to shareholders at least annually, although it is anticipated that these distributions will be made on a quarterly basis. The Real Estate Series will distribute its net investment income to its shareholders quarterly and net realized capital gains, if any, to its shareholders annually.


TAXES

        The Trust intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code") and so qualified for its last taxable year. In addition, theTrust intends to comply with the investment diversification requirements for variable contracts contained in the Code. Moreover, the Trust will distribute sufficient income to avoid imposition of any Federal excise tax. Dividends derived from interest and distributions of any realized capital gains are taxable, under Subchapter M, to the Trust's shareholders, which in this case are the Accounts. The International Series may incur liability for foreign income and withholding taxes on investment income. The International Series intends to qualify for, and make an election permitted under, the Code to enable the shareholder Accounts (and therefore Phoenix Home
Life) to claim a credit or deduction on Phoenix Home Life's income tax return for the Accounts' pro rata share of the income and withholding taxes paid by the International Series to foreign countries. Phoenix Home Life will also treat the foreign income taxes paid by the Series as income. Contractowners and Policyowners will not be required to treat the foreign income taxes paid by the Series as income or be able to claim a credit or deduction for these taxes on their income tax returns. For a discussion of the taxation of the Accounts, see "Federal Tax Considerations" included in the Accounts' prospectuses.

        Although the Real Estate Series may be a non-diversified portfolio, the Fund intends to comply with the diversification and other requirements of the Code applicable to "regulated investment companies" so that it will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders. Accordingly, the Real Estate Series will not purchase securities if, as a result, more than 25% of its total assets would be invested in the securities of a single issuer or, with respect to 50% of its total assets, more than 5% of such assets would be invested in the securities of a single issuer.

        In addition, if the Real Estate Series has rental income or income from the disposition of real property acquired as a result of a default on securities the Real Estate Series may own, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

CUSTODIAN, TRANSFER AGENT, AND
DIVIDEND PAYING AGENT

        The Custodian of the assets of all Series of the Trust, except the International and Real Estate Series, is The Chase Manhattan

                                      2-25

Bank, N.A., 1 Chase Manhattan Plaza, Floor 3B, New York, NY 10081. The Custodian of the assets of the International Series is Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Attention: Manager, Securities Division. The Custodian of the assets of the Real Estate Series is State Street Bank & Trust, 1 Heritage Drive, P2N, North Quincy, Massachusetts 02171. The Trust has authorized the Custodian to appoint one or more subcustodians of the assets of the Trust held outside the United States. The securities and other assets of each Series will be held by the Custodians or any subcustodian separate from the securities and assets of each other Series.

        The Transfer Agent and the Dividend Paying Agent for the Trust's shares is Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, PO Box 2200, Enfield, Connecticut 06083-2200.

OTHER INFORMATION

        Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountants for the Trust and audits its financial statements annually.

        Inquiries and requests for the Statement of Additional Information and the Annual Report to Shareholders should be directed in writing to Variable Products Operations, Phoenix Home Life Mutual Insurance Company, 101 Munson Street, PO Box 942, Greenfield, Massachusetts 01302-0942, or by telephoning Variable Products Operations at (800) 447-4312.

APPENDIX

A-1 and P-1 Commercial Paper Ratings

        The Money Market Series will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Services, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

        Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

        The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Moody's Investors Service, Inc., Corporate Bond
Ratings

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      2-26

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard and Poor's Corporation's Corporate Bond
Ratings

        AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

        AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

        A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.



        BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

        BB-B-CCC-CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                      2-27

                          THE PHOENIX EDGE SERIES FUND

                               101 Munson Street
                                  P.O. Box 942
                      Greenfield, Massachusetts 01302-0942
                        Telephone Number: (800) 447-4312
                        c/o Variable Products Operations
                          Phoenix Home Life Companies


                      Statement of Additional Information
                                January 29, 1996

        This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read together with the Trust's current Prospectus, dated January 29, 1996, which may be obtained by calling Variable Products Operations of Phoenix Home Life Companies, at (800) 447-4312, or by writing to Variable Products Operations at 101 Munson Street, P.O. Box 942, Greenfield, Massachusetts 01302-0942.


                               Table of Contents*
                                                                            Page
The Phoenix Edge Series Fund (2-1) .......................................     2
Investment Policies (2-9) ................................................     2
Investment Restrictions (2-17) ...........................................     9
Portfolio Turnover (2-18) ................................................    10
Management of the Trust (2-17) ...........................................    11
The Investment Advisers (2-17) ...........................................    16
Brokerage Allocation (2-18) ..............................................    17
Determination of Net Asset Value (2-20) ..................................    17
Investing In the Trust (2-20) ............................................    18
Redemption of Shares (2-21) ..............................................    18
Taxes (2-21) .............................................................    18
Custodian (2-21) .........................................................    19
Independent Accountants ..................................................    19
Financial Statements .....................................................    19

* Numbers in parentheses are cross-references to related sections of the Prospectus.

THE PHOENIX EDGE SERIES FUND

        The Phoenix Edge Series Fund (formerly "The Big Edge Series Fund") (the "Trust") is an open-end investment company as defined in the Investment Company Act of 1940. It was formed on February 18, 1986 as a Massachusetts business trust and commenced operations on December 5, 1986. The Phoenix Home Life Variable Accumulation Account is a separate account of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") created on June 21, 1982. The Phoenix Home Life Variable Universal Life Account is a separate account of Phoenix Home Life created on June 17, 1985. The PHL Variable Accumulation Account is a separate account of PHL Variable Insurance Company ("PHL Variable") formed on December 7, 1994. The executive offices of the Accounts, Phoenix Home Life and PHL Variable are located at One American Row, Hartford, Connecticut. The Accounts own the majority of the shares of the Trust.

INVESTMENT POLICIES

        The investment objectives and policies of each Series are described in the "Investment Objectives and Policies" section of the Prospectus. The following specific policies supplement the information contained in that section of the Prospectus.

Money Market Instruments


        Certain money market instruments used extensively by the Money Market and Total Return Series are described below. They may also be used by the International, Real Estate and Strategic Theme Series and may be used by the other Series to a very limited extent to invest otherwise idle cash or on a temporary basis for defensive purposes.


        Repurchase Agreements. Repurchase Agreements are agreements by which a Series purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. In fact, such a transaction is a loan of money to the seller of the securities.

        A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Trust maintained in a central depository or book-entry system or by physical delivery of the securities to the Trust's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

        Even though repurchase transactions usually do not impose market risks on the purchasing Series, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Series might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

        U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have maturity of greater than five years.

        Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Securities issued or guaranteed by the Export-Import Bank of the United States, Farmer's Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration and Small Business Administration are supported by the full faith and credit of the U.S. Treasury. Securities issued or guaranteed by Federal National Mortgage Association and Federal Home Loan Banks are supported by the right of the issuer to borrow from the Treasury. Securities issued or guaranteed by the other agencies or instrumentalities listed above are supported only by the credit of the issuing agency.

        Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

        Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

        Bankers' Acceptances. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

        Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

        Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

        All of the Money Market Series' investments will mature in 397 days or less and will have a weighted average age of not more than 90 days. By limiting the maturity of its investments, the Series seeks to lessen the changes in the value of its assets caused by market factors. This Series, consistent with its investment objective, will attempt to maximize yield through portfolio trading. This may involve selling portfolio instruments and purchasing different instruments to take advantage of disparities of yields in different segments of the high grade money market or among particular instruments within the same segment of the market. It is expected that the Series' portfolio transactions will be generally with issuers or dealers in money market instruments acting as principal. Accordingly, this Series will normally not pay any brokerage commissions.

        The value of the securities in the Money Market Series' portfolio can be expected to vary inversely to changes in prevailing interest rates, with the amount of such variation depending primarily on the period of time remaining to maturity of the security. Long-term obligations may fluctuate more in value than short-term obligations. If interest rates increase after a security is purchased, the security, if sold, could be sold at a loss. On the other hand, if interest rates decline after a purchase, the security, if sold, could be sold at a profit. If, however, the security is held to maturity, no gain or loss will be realized as a result of interest rate fluctuations, although the day-to-day valuation of the portfolio could fluctuate. Substantial withdrawals of the amounts held in the Money Market Series could require it to sell portfolio securities at a time when a sale might not be favorable. The value of a portfolio security may also be affected by other factors, including factors bearing on the credit-worthiness of its issuer. A more detailed discussion of amortized cost is contained under "Determination of Net Asset Value".

Total Return Series: Market Segment Investments and Trading

        Market Segment Investments. The Total Return Series seeks to achieve its investment objective by investing in the three market segments of stocks, bonds, and money market instruments described below.

(1) Stock -- common stocks and other equity-type securities such as preferred stocks, securities convertible into common stock and warrants;

(2) Bonds -- bonds and other debt securities with maturities generally exceeding one year, including:

    (a) publicly offered straight debt securities having a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Corporation (AAA, AA, A or BBB) or, if unrated, those publicly offered straight debt securities which are judged by the Account to be of equivalent quality to securities so rated;

    (b) obligations issued, sponsored, assumed or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities;

    (c) obligations (payable in U.S. dollars) issued or guaranteed as to principal and interest by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, provided such obligations have a rating within the highest grades as determined by Moody's (Aaa, Aa or A) or Standard & Poor's (AAA, AA or A) and do not exceed 25% of the Total Return Series' total assets; and

    (d) publicly offered straight debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) having a rating within the three highest grades as determined by Moody's (Aaa, Aa or A) or Standard & Poor's (AAA, AA or A), and certificates of deposit of such banks.

(3) Money Market -- money market instruments and other debt securities with maturities generally not exceeding one year, including:

    (a) those money market instruments described in this Statement of Additional Information; and

    (b) reverse repurchase agreements with respect to any of the foregoing obligations. Reverse repurchase agreements are agreements in which the Series, as the seller of the securities, agrees to repurchase them at an agreed time and price. This transaction constitues a borrowing of money by the seller of the securities. The Series will maintain sufficient funds in a segregated account with its Custodian to repurchase securities pursuant to any outstanding reverse repurchase agreement. The Series is required to maintain at all times asset coverage of at least 300% for all obligations under reverse repurchase agreements.

        Trading. In order to achieve the Series' investment objective, the timing and amounts of purchases and sales of particular securities and particular type of securities (i.e. common stock, debt, money market instruments) will be of significance. As a result, the Total Return Series intends to use trading as a means of managing the portfolio of the Series in seeking to achieve its investment objective. Trading is used primarily in anticipation of, or in response to, market developments or to take advantage of yield disparities. The Investment Adviser will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether these goals will be achieved through trading depends on the Investment Adviser's ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations. Such trading places a premium on the Investment Adviser's ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Investment Adviser's evaluations and expectations prove to be incorrect, the Series' income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Investment Adviser believes that the result of the trading, net of transaction costs, will benefit the Series. Purchases and sales of securities will be made, whenever necessary in the Investment Adviser's view, to achieve the total return investment objective of the Series without regard to the resulting brokerage costs.

        In addition to the traditional investment techniques for purchasing and selling, and engaging in trading, the Total Return Series may enter into financial futures and options contracts.

Financial Futures and Related Options

        Total Return Series. The Total Return Series may enter into financial futures contracts for the purchase or sale of debt obligations which are traded on exchanges that are licensed and regulated by Commodity Futures Trading Commission.

        A futures contract on a debt obligation is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of obligations having a standard face value and rate of return. By entering into a futures contract for the purchase of a debt obligation, the Series will legally obligate itself to accept delivery of the underlying security and pay the agreed price. Futures contracts are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case such positions will be valued by or under the direction of the Board of Trustees of the Trust.

        Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or loss. While futures positions taken by the Series would usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so.

        The purpose of hedging in debt obligations is to establish more certainty than would otherwise be possible in the effective rate of return on portfolio securities. The Series might, for example, take a "short" position in the futures markets by entering into contracts for the future delivery of securities held by it in order to hedge against an anticipated rise in interest rates that would adversely affect the value of such securities. When hedging of this type is successful, any depreciation in the value of securities will be substantially offset by appreciation in the value of the futures position. On the other hand, the Series might take a "long" position by entering into contracts for the future purchase of securities. This could be done when the Series anticipated the future purchase of particular debt securities but expects the rate of return then available in the securities market to be less favorable than rates that are currently available in the futures markets.

        The Total Return Series will incur brokerage fees in connection with its financial futures transactions, and will be required to deposit and maintain funds with its custodian in its own name as margin to guarantee performance of its future obligations.

        While financial futures would be traded to reduce certain risks, futures trading itself entails certain other risks. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the debt securities which are the subject of such contracts. In addition, the market price of futures contracts may be affected by certain factors, such as the closing out of futures contracts by investors through offsetting transactions, margin, deposit and maintenance requirements, and the participation of speculators in the futures market. Another risk is that there may not be a liquid secondary market on an exchange or board of trade for a given futures contract or at a given time, and in such event it may not be possible for the Series to close a futures position. Finally, successful use of futures contracts by the Series is subject to the Investment Adviser's ability to predict correctly movements in the direction of interest rates and other factors affecting the market for debt securities. Thus, while the Series may benefit from the use of such contracts, the operation of these risk factors may result in a poorer overall performance for the Series than if it had not entered into any futures contract.

        The Total Return Series is required to maintain at all times an asset coverage of at least 300% for all of its borrowings, which include obligations under any financial futures contract on a debt obligation or reverse repurchase agreement. In addition, immediately after entering into a futures contract for the receipt or delivery of a security, the value of the securities called for by all of the Series' futures contracts (both for receipts and delivery) will not exceed 10% of its total assets. A futures contract for the receipt of a debt obligation will be offset by cash, cash equivalents or liquid high quality debt obligations held in a segregated account with the custodian bank for the Series in an amount sufficient to cover the cost of purchasing the obligation.

        International Series. The International Series may enter into financial futures contracts and related options as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a positions' underlying securities in the cash market.

        Financial futures contracts consist of interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

        The Series may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase or exchange board-traded put and call options on financial futures contracts.

        The Series will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, it will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of the purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate liquid high-grade debt obligations equal to the market value of the futures contract, minus the initial margin deposit with respect thereto, will be deposited in a segregated account with the Trust's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Series may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company.

        Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser or Subadviser could be incorrect in its expectations as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the Series' return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the Series will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Series while the purchase or sale of the contract would not have resulted in a loss.


        Strategic Theme Series. The Strategic Theme Series may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Series' portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Series may wish to purchase in the future by purchasing futures contracts.

        The Strategic Theme Series may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bulls and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

        In contrast to the situation when such Series purchases or sells a security, no security is delivered or received by the Series upon the purchase or sale of a financial future contracts. Initially, this Series will be required to deposit in a segregated account with its custodian bank an amount of cash, U.S. Treasury bills or liquid high grade debt obligations. This amount is know as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

        The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

        Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same dlivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

        The Strategic Theme Series will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.


Options


Bond, Money Market, Growth, Balanced, Total Return and
Strategic Theme Series:

        Writing Covered Call Options. The Bond, Money Market, Growth, Balanced, Total Return and Strategic Theme Series may write (sell) covered call options on securities owned by them, including securities into which convertible securities are convert-ible, provided that such call options are listed on a national securities exchange.

        A call option gives the holder the right to buy a security at a specified price (the exercise price) for a stated period of time. Prior to the expiration of the option, the seller of the option has an obligation to sell the underlying security to the holder of the option at the original price specified regardless of the market price of the security at the time the option is exercised. The seller of the call option receives a cash payment (premium) at the time of sale, which premium is retained by the seller whether or not the option is exercised. The premium represents consideration to the seller for undertaking the obligations under the option contract and thereby foregoing the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except insofar as the premium represents such a profit).

        A call option may be purchased to terminate a call option previously written. The premium paid in connection with the purchase of a call option may be more than, equal to or less than the premium received upon writing the call option which is being terminated.

        When a Series writes a covered call option, an amount equal to the premium received by it is included in assets of the Series offset by an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. Market value is the last sale price of the options on the exchange on which it is traded, or in absence of a sale, the mean between last bid and offer prices. If an option which the Series has written either expires or if the Series enters into a closing purchase transaction, the Series realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

        In order to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code, the Trust intends to limit gains from the sale of securities held or deemed held for less than three months to less than 30% of annual gross income. Accordingly, the Trust may be restricted in the selling of securities which have been held less than three months, in the writing of options on securities into which convertible securities are convertible, in the writing of options on securities which have been held for six months or less, in the writing of options which expire in less than three months and in purchasing options to terminate options which it wrote within the preceding three months. In this regard, the Trust can minimize the possibility of a suspended holding period for purposes of the 30 percent rule to the extent the Trust limits its covered call writing to options with more than 30 days to expiration that are not "deep in the money" and that satisfy certain other requirements such that they will constitute "qualified covered call options" as defined in Section 1092(c)(4)(B) of the Code, as recently enacted.

        An option is generally considered to be "in the money" if the striking price under the option is less than the currently prevailing price of the stock covered by the option so that there is a built-in discount or intrinsic value to the option. Section 1092(c)(4) of the Internal Revenue Code sets forth complex rules defining options which are "deep in the money". These rules vary in their application depending upon the prevailing stock price and the stock price under option contracts available in the market, but are designed to provide objective rules to classify as "deep in the money" options those options whose primary value is attributable to their built-in discount or intrinsic value.

        Premium income earned with respect to a qualified covered call option contract which lapses or gain or loss from such an option contract which is closed out (other than by exercise) generally will be short-term capital gain or loss. Further, gain or loss with respect to the exercise of such an option contract generally will be short-term or long-term depending upon the actual or deemed holding period of the underlying security. However, any loss realized from writing a "qualified covered call option" which has a strike price that is less than the applicable security price as defined in Section 1092(c)(4)(G) of the Code will be treated as a long-term capital loss, if gain from the sale of the underlying security at the time the loss is realized would be long-term capital gain. Also, with respect to such options, the holding period of the underlying security will not include any period during which the Trust has a written option outstanding.


        Buying Call and Put Options. The Total Return, Balanced and Strategic Theme Series may buy national exchange-traded call and put options on equity and debt securities and on various stock market indexes. The Money Market, Growth and Bond Series may only purchase a call option to terminate a call option previously written. (See "Writing Covered Call Options" above for a description of call options).


        A put option on equity or debt securities gives the holder the right to sell such a security at a specified price (the exercise price) for a stated period of time. Prior to the expiration of the option, the seller of the option has an obligation to buy the underlying security from the holder of the option at the original price specified regardless of the market price of the security at the time the option is exercised.

        Call and put options on stock market indexes operate the same way as call and put options on equity or debt securities except that they are settled in cash. In effect, the holder of a call option on a stock market index has the right to buy the value represented by the index at a specified price for a stated period of time. Conversely, the holder of a put option on a stock market index has the right to sell the value represented by the index for a specified price for a stated period of time. To be settled in cash means that if the option is exercised, the difference in the current value of the stock market index and the exercise value must be paid in cash. For example, if a call option was bought on the XYZ stock market index with an exercise price of $100 (assuming the current value of the index is 110 points, with each point equal to $1.00), the holder of the call option could exercise the option and receive $10 (110 points minus 100 points) from the seller of the option. If the index equals 90 points, the holder of the option receives nothing.

        The seller of an option receives a cash payment (premium) at the time of sale, which premium is retained by the seller whether or not the option is exercised. The premium represents consideration to the seller for undertaking the obligation under the option contract. In the case of call options, the premium compensates the seller for the loss of the opportunity to profit from any increase in
                                       6
the value of the security or the index. The premium to a seller of a put option compensates the seller for the risk assumed in connection with a decline in the value of the security or index.

        The Total Return and Balanced Series may close an open call or put option position by selling a call option, in the case of an open call position, or a put option, in the case of an open put option, which is the same as the option being closed. The Series will receive a premium for selling such an option. The premium received may be more than, equal to or less than the premium paid by the Series when it bought the option which is being closed.

        Immediately after entering into an opening option position the total value of all open option positions based on exercise price will not exceed ten percent (10%) of the Total Return or Balanced Series' total assets. The premium paid by the Series for the purchase of a call or a put option and the expiration or closing sale transaction with respect to such options are treated in a manner analogous to that described above, except there is no liability created to the Series. The premium paid for any such option is included in assets and marked to the market value on a current basis. If the options expire the Series will realize a short-term loss on the amount of the cost of the option. If a purchased put or call option is closed out by the Series entering into a closing sale transaction, the Series will realize a short-term gain or loss, depending upon whether the sale proceeds from the closing sale transaction are greater or less than cost of the put or call option.


        International and Strategic Theme Series. In furtherance of its objectives, the Series may write covered call options and purchase call and put options on securities. In addition, the Series may write secured put options and enter into option transactions on foreign currency.


        Writing (Selling) Call and Put Options. A call option on a security or a foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option has the obligation to sell the underlying security or foreign security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.

        A put option on a security or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the options depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.


        The may write exchange-traded call options on its securities. Call options may be written on portfolio securities and on securities indices, and on foreign currencies. The Series may, with respect to securities and foreign currencies, write call and put options on an exchange or over the counter. Call options on portfolio securities will be covered since the Series will own the underlying securities or other securities that are acceptable for escrow at all times during the option period. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Call options on foreign currencies and put options on securities and foreign currencies will be covered by securities acceptable for escrow. The Series may not write options on more than 50% of its total assets. Management presently intends to cease writing options if and as long as 25% of such total assets are subject to outstanding options contract.


        The Series will write call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities or foreign currencies will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value.

        During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Series' ability to close out options it has written.

        During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for any appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to a Portfolio's ability to close out options it has written.


        Purchasing Call and Put Options, Warrants and Stock Rights. The International and Strategic Theme Series may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities and securities indices and foreign currencies. Purchases of such options may be made for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Series will invest in call and put options whenever, in the opinion of the Adviser or Subadviser, a hedging transaction is consistent with its investment objectives. The Series may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Series may lose the premium it paid plus transaction costs.

        Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security, rather than an option writer, and they generally have longer expiration dates than call options. The International Series intends to invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.

        Over-the-Counter ("OTC") Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Adviser or Subadviser and verified in appropriate cases.

        A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the International Series may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Series writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

        The Trust understands the position of the staff of the Securities and Exchange Commission (the "SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Although the Subadviser has found that dealers with which they will engage in OTC options transactions are generally agreeable to and capable of entering into closing transactions, the Trust has adopted procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the International Series.

        The Trust will engage in OTC options transactions only with dealers that meet certain credit and other criteria established by the Board of Trustees of the Trust. The Trust and the Adviser believe that the approved dealers present minimal credit risks to the Trust and, therefore, should be able to enter into closing transactions if necessary. The Trust currently will not engage in OTC options transactions if the amount invested by the Trust in OTC options, plus a "liquidity charge" related to OTC options written by the Trust in illiquid securities plus any other portfolio securities considered to be illiquid, would exceed 10% of the Trust's total assets. The "liquidity charge" referred to above is computed as described below.

        The Trust anticipates entering into agreements with dealers to which the Trust sells OTC options. Under these agreements the Trust would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Trust to repurchase a specific OTC option written by the Trust, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.


Foreign Currency Transactions

        The value of the assets of an International or Strategic Theme Series as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Series may incur costs in connection with conversions between various currencies. A Series will conduct its foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. At the time of the purchase of a forward foreign currency exchange contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the contract, minus the Series' initial margin deposit with respect thereto, will be deposited in a segregated account with the Trust's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.


        When a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, a Series is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The International Series may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

        When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of a Series' portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

        It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Series to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Series is obligated to deliver.

        If the Series retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Series engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Series' entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Series would realize gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Series would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Series will have to convert holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.


Zero and Deferred Coupon Debt Securities

        The Bond Series may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity ("deferred coupon" obligations) or until maturity ("zero coupon" obligations). Because deferred and zero coupon bonds do not make interest payments for a certain period of time, they are purchased by the Series at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, there is a risk that the value of the Series' shares may decline more as a result of an increase in interest rates than would be the case if the Series did not invest in deferred or zero coupon bonds.


Real Estate Investment Trusts

        As described in the Prospectus, the Real Estate Series intends under normal conditions to invest in real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income-producing commercial real estate or real estate related loans. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

REITs can generally be classified as follows:

-- Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

-- Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.

-- Hybrid REITs, which combine the characteristics of both equity REITs and mortgage REITs.

REITs are like closed-end investment companies in that they are essentially holding companies which rely on professional managers to supervise their investments. A shareholder in the Real Estate Series should realize that by investing in REITs indirectly through the Series, he will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly similar expenses of underlying REITs.

Debt Securities

        Up to 25% of the Real Estate Series total assets may be invested in debt securities (which include for purposes of this investment policy convertible debt securities which PRS or ABKB believes have attractive equity characteristics). The Real Estate Series may invest in debt securities rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investor Service, Inc. ("Moody's") or, if not rated, are judged to be of comparable quality as determined by PRS or ABKB. In choosing debt securities for purchase by the Portfolio, PRS will employ the same analytical and valuation techniques utilized in managing the equity portion of the Real Estate Series holdings (see "Investment Advisory and Other Services") and will invest in debt securities only of companies that satisfy PRS' investment criteria.

        The value of the Real Estate Series investments in debt securities will change as interest rates fluctuate. When interest rates decline, the values of such securities generally can be expected to increase and when interest rates rise, the values of such securities can generally be expected to decrease. The lower-rated and comparable unrated debt securities described above are subject to greater risks of loss of income and principal than are higher-rated fixed income securities. The market value of lower-rated securities generally tends to reflect the market's perception of the creditwor-thiness of the issuer and short-term market developments to a greater extent than is the case with more highly rated securities, which reflect primarily functions in general levels of interest rates.

Risks of Investment in Real Estate Securities

        The Real Estate Series will not invest in real estate directly, but only in securities issued by real estate companies. However, the Portfolio may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentrating in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependence on management skill, cash flow dependence, possible lack of availability of long-term mortgage funds, over-building, extended vacancies of properties, decreased occupancy rates and increased competition, increases in property taxes and operating expenses, changes in neighborhood values and the appeal of the properties to tenants and changes in interest rates.

        Selecting REITs requires an evaluation of the merits of each type of asset a particular REIT owns, as well as regional and local economics. Due to the proliferation of REITs in recent years and the relative lack of sophistication of certain REIT managers, the quality of REIT assets has varied significantly.

        In addition to these risks, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally are not diversified. Equity and mortgage REITs are also subject to potential defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Code and failing to maintain exemption from the Investment Company Act of 1940. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the Series to possibly fail to qualify as a regulated investment company.


Derivative Investments

        In order to hedge various portfolio positions, including to hedge against price movements in markets in which the Trust anticipates increasing its exposure, the Trust may invest in certain instruments which may be characterized as derivative investments. These investments include various types of interest rate transactions, options and futures. Such investments also may consist of indexed securities. Other of such investments have no express quantitative limitations, although they may by made solely for hedging purposes, not for speculation, and may in some cases by limited as to the type of counter-party permitted. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject the Trust to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Industry Classifications

        For the purposes of establishing industry classifications for the Strategic Theme Series , the Adviser utilizes the William O'Neil & Co., Inc. Industry Group Index. The William O'Neil & Co., Inc. Industry Group Index is presently comprised of 197 industry classifications. Classifications are determined based on the following broad sectors: Basic Material, Energy, Capital Equipment, Technology, Consumer Cyclical, Retail, Consumer Staple, Health Care, Transportation, Financial, and Utilities. Sectors are then divided into industry groups based upon income sources and other economically relevant criteria as determined by O'Neil & Co., Inc.


INVESTMENT RESTRICTIONS

        The Trust's fundamental policies as they affect any Series cannot be changed without the approval of a vote of a majority of the outstanding shares of such Series, which is the lesser of (i) 67% or more of the voting securities of such Series present at a meeting if the holders of more than 50% of the outstanding voting securities of such Series are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Series. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon by any Series if a majority of the outstanding voting securities of that Series votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Series affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.

        The following investment restrictions are fundamental policies of the Trust with respect to all Series and may not be changed except as described above. The Trust may not:

        (1) Purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate. The Real Estate Series may, however, invest in mortgage backed securities.

        (2) Make loans other than loans of securities secured by cash or cash equivalents for the full value of the securities; any interest earned from securities lending will inure to the benefit of the Series which holds such securities. However, the purchase of debt securities which are ordinarily purchased by financial institutions are not considered the loaning of money.

        (3) Invest in commodities or in commodity contracts or in options, provided, however, that it may write covered call option contracts; and provided further, that the
                                       10

             Total Return and Balanced Series may enter into financial futures contracts to purchase and sell debt obligations and may buy call and put options on securities and stock market indexes; and provided further, that the International Series may purchase call and put options on securities, engage in financial futures contracts and related options transactions, write secured put options, and enter into foreign currency and foreign currency options transactions.

        (4) Engage in the underwriting of securities of other issuers, except to the extent any Series may be deemed an underwriter in selling as part of an offering registered under the Securities Act of 1933 securities which it has acquired. The International Series will buy and sell securities outside the United States that are not registered with the SEC or marketable in the United States.

        (5) Borrow money, except as a temporary measure where such borrowing would not exceed 25% of the market value of total assets at the time each such borrowing is made. However, the Trust may borrow money for any general purpose from a bank provided such borrowing does not exceed 10% of the net asset value of the Trust, not considering any such borrowings as liabilities. The Total Return and International Series may borrow money to the extent of financial futures transactions and reverse repurchase agreements, provided that such borrowings are limited to 33-1/3% of the value of the total assets of the Series.

        (6) Invest in restricted securities in an amount greater than 10% of the value of any Series' portfolio at the time any such investment is made.

        (7) Purchase securities on margin, except for short-term credits as may be necessary for the clearance of purchases or sales of securities, or to effect a short sale of any security. (The deposit of "maintenance margin" in connection with financial futures contracts is not considered the purchase of a security on margin.)

        (8) Invest for the purpose of exercising control over or management of any company.

        (9) Unless received as a dividend or as a result of an offer of exchange approved by the Securities and Exchange Commission or of a plan of reorganization, purchase or otherwise acquire any security issued by an investment company if the Series would immediately thereafter own (a) more than 3% of the outstanding voting stock of the investment company, (b) securities of the investment company having an aggregate value in excess of 5% of the Series' total assets, (c) securities of investment companies having an aggregate value in excess of 10% of the Series' total assets, or (d) together with investment companies having the same investment adviser as the Trust (and companies controlled by such investment companies), more than 10% of the outstanding voting stock of any registered closed-end investment company.

        (10) (a) Invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities (other than United States government or government agency securities or in the case of the International Series, other than foreign government securities), or, with respect to the Total Return and Balanced Series, call or put options contracts and financial futures contracts of any one issuer (including repurchase agreements with any one bank); and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer (the foregoing restriction being inapplicable to the Real Estate Series), or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States government or its agencies, bank money instruments or bank repurchase agreements. The International Series will, with respect to 75% of its assets, limit its investment in the securities of any one foreign government, its agencies or instrumentalities, to 5% of the Series' total assets.

        (11) Concentrate the portfolio investments in any one industry (the foregoing restriction being inapplicable to the Real Estate Series). No security may be purchased for a Series if such purchase would cause the value of the aggregate investment in any one industry to exceed 25% of the Trust's total assets. However, the Money Market Series and Total Return Series may invest more than 25% of their assets in the banking industry. The Real Estate Series may invest not less than 75% of its assets in the real estate industry.

        (12) Issue senior securities.

        (13) Enter into repurchase agreements which would cause more than 10% of any Series' total assets (taken at market value) to be subject to repurchase agreements maturing in more than seven days.

PORTFOLIO TURNOVER


        The portfolio turnover rate of each Series is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Series' securities (excluding all securities, including options, with maturities at the time of acquisition of one year or less). All long-term securities, including long-term U.S. Government securities, are included. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Series. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Series' shares by requirements which enable the Trust to receive certain favorable tax treatments. Based upon the formulation for calculating the turnover rate as stated above, it is anticipated that the turnover rate for the Bond Series will not generally exceed 350%; the turnover rate for the Growth Series will not generally exceed 300%; and the turnover rate for the Balanced Series will not generally exceed 200%. The turnover rates for the stock and bond segments of the Balanced Series are not expected to exceed 250% and 100%, respectively. It is anticipated that the turnover rate for the Total Return Series will not generally exceed 350% and 200% respectively. It is anticipated that the turnover rate for the International Series will not generally exceed 150%. It is anticipated that the turnover rate for the Real Estate Series will not exceed 75%. It is anticipated that the turnover rate for the Strategic Theme Series will not generally exceed _____%.

                            MANAGEMENT OF THE TRUST

        The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Trustee is One American Row, Hartford, Connecticut 06115. On October 26, 1995, the shareholders elected to fix the number of Trustees at eleven and to elect such number of Trustees.The Trustees are listed below.


Name and Address          Position (s)                        Principal Occupation(s)
                         with the Trust                       During Past Five Years

C. Duane Blinn            Trustee              Partner in the law firm of Day, Berry & Howard.
City Place                                     Director/Trustee, Phoenix Funds (1980-present).
Hartford, CT 06103                             Director/Trustee, the National Affiliated Investment
                                               Companies (until 1993).

Robert Chesek             Trustee              Trustee/Director, the Phoenix Funds (1981-present) and
49 Old Post Road                               Chairman (1989-1994). Vice President, Common Stock,
Wethersfield, CT 06109                         Phoenix Home Life Mutual Insurance Company (1980-1994).
                                               Director/Trustee, the National Affiliated Investment
                                               Companies (until 1993).

E. Virgil Conway          Trustee              Director/Trustee, Phoenix Funds (1993-present).
9 Rittenhouse Road                             Trustee/Director, Consolidated Edison Company of New York,
Bronxville, NY 10708                           Inc. (1970-present), Pace University (1978-present),
                                               Atlantic Mutual Insurance Company (1974-present), HRE
                                               Properties (1989-present), Greater New York Councils, Boy
                                               Scouts of America (1985-present), Union Pacific Corp.
                                               (1978-present), Atlantic Reinsurance Company
                                               (1986-present), Blackstone Fund for Fannie Mae Mortgage
                                               Securities (Advisory Director) (1989-present); Centennial
                                               Insurance Company, Josiah Macy, Jr. Foundation, and The
                                               Harlem Youth Development Foundation. Board Member,
                                               Metropolitan Transportation Authority (1992-present).
                                               Chairman, Audit Committee of the City of New York
                                               (1981-present). Director/Trustee, the National Affiliated
                                               Investment Companies (1967-1993). Director, Realty
                                               Foundation of New York (1972-present), and the New York
                                               Housing Development Corp. (1981-present). Former Director,
                                               New York Chamber of Commerce and Industry (1974-1990).

Harry Dalzell-Payne       Trustee              Director/Trustee, Phoenix Funds (1983-present). Director,
330 East 39th Street                           Farragut Mortgage Co., Inc. (1991-1994). Director/Trustee,
Apt. 29G                                       the National Affiliated Investment Companies (1983-1993).
New York, NY 10016                             Consultant, The Levett Group Holding, Inc. (1989-1990).
                                               Independent real estate market consultant (1982-1990).
                                               Formerly, a Major General of the British Army.

Leroy Keith, Jr.          Trustee              Director/Trustee, Phoenix Funds (1980-present). Chairman
Chairman and                                   and Chief Exec-utive Officer, Carson Products Company
Chief Executive Officer                        (1995-present). Director, Equifax Corporation
Carson Products                                (1991-present), and Keystone International Fund, Inc.
Company                                        (1989-present). Trustee, Keystone Liquid Trust, Keystone
64 Ross Road                                   Tax Exempt Trust, Keystone Tax Free Fund, Master Reserves
Savannah, GA 31405                             Tax Free Trust, and Master Reserves Trust.
                                               Director/Trustee, the National Affiliated Investment
                                               Companies (until 1993). Director, Blue Cross/Blue Shield
                                               (1989-1993) and First Union Bank of Georgia (1989-1993).
                                               President, Morehouse College (1987-1994). Chairman and
                                               Chief Executive Officer, Keith Ventures (1994-1995).
                                     12


*Philip R. McLoughlin     Trustee and          Director (1994-present) and Executive Vice President and
                          President            Chief Investment Officer, Phoenix Home Life Mutual
                                               Insurance Company (1987-present). Director/Trustee and
                                               President, Phoenix Funds (1989-present). Director, Phoenix
                                               Investment Counsel, Inc. (1983-present). Director
                                               (1984-present) and President (1990-present), Phoenix
                                               Equity Planning Corporation. Director, Phoenix Re
                                               Corporation (Delaware) (1985-present). Director, World
                                               Trust Fund (1991-present). Director (1992-present) and
                                               President, (1992-1994), W. S. Griffith & Co., Inc. and
                                               Townsend Financial Advisers, Inc. Director, Chairman and
                                               Chief Executive Officer, National Securities & Research
                                               Corporation (1993-present) and Phoenix Securities Group,
                                               Inc. (1993-present). Director/Trustee, the National
                                               Affiliated Investment Companies (until 1993).

James M. Oates            Trustee              Director/Trustee, Phoenix Funds (1987-present). Managing
Managing Director                              Director, The Wydown Group (1994-present). Director,
The Wydown Group                               Govett Worldwide Opportunity Funds, Inc. (1991-present),
50 Congress St.                                Massachusetts Bankers Association (1990-1993), Stifel
Boston, MA 02109                               Financial Corporation (1986-present), and Savings Bank
                                               Life Insurance Company (1988-1994). Director/Trustee, the
                                               National Affiliated Investment Companies (until 1993).
                                               Director (1984-1994), President (1984-1994) and Chief
                                               Executive Officer (1986-1994), Neworld Bank.
Philip R. Reynolds        Trustee              Director/Trustee, Phoenix Funds (1984-present). Director,
43 Montclair Drive                             Vestaur Securities, Inc. (1972-present). Director/Trustee,
West Hartford, CT 06107                        the National Affiliated Investment Companies (until 1993).

Herbert Roth, Jr.         Trustee              Director/Trustee, Phoenix Funds (1980-present). Director,
134 Lake Street                                Boston Edison Company (1978-present), Phoenix Home Life
P. O. Box 909                                  Mutual Insurance Company (1972-present), Landauer, Inc.
Sherborn, MA 01770                             (medical services)(1970-present), Tech Ops./Sevcon, Inc.
                                               (electronic controllers)(1987-present), Key Energy Group
                                               (oil rig service)(1988-1993), and Mark IV Industries
                                               (diversified manufacturer)(1985-present).
                                               Director/Trustee, the National Affiliated Investment
                                               Companies (until 1993).

Richard E. Segerson       Trustee              Director/Trustee, Phoenix Funds (1993-present). Vice
102 Valley Road                                President and General Manager, Coats & Clark (previously
New Canaan, CT 06840                           Tootal American, Inc.)(1991-1993). Consultant, Tootal
                                               Group (1989-1991). Director/Trustee, the National
                                               Affiliated Investment Companies (1983-1993).

Lowell P. Weicker, Jr.    Trustee              Chairman, Dresing, Lierman, Weicker (1995-present).
Dresing, Lierman, Weicker                      Trustee/Director, the Phoenix Funds (1995-present).
6931 Arlington Road                            Governor of the State of Connecticut (1991-1995).
Suite 501                                      President and Chief Executive Officer, Research! America
Bethesda, MD 20814                             (1989-1990).

------------
* Trustees identified with an asterisk are considered to be interested persons of the Trust (within the meaning of the Investment Company Act of 1940, as amended) because of their affiliation with the Phoenix Investment Counsel,
  Inc., Phoenix Realty Securities, Inc. or Phoenix Equity Planning Corporation

                                       13

Martin J. Gavin           Executive Vice       Senior Vice President, Investment Products, Phoenix Home
                          President            Life Mutual Insurance Company (1989-present). Director and
                                               Executive Vice President, Phoenix Equity Planning
                                               Corporation (1990-present). Executive Vice President,
                                               Phoenix Investment Counsel, Inc. (1991-present). Direcor
                                               and Executive Vice President, PHL Mutual Funds Holdings,
                                               Inc. (1993-present). National Securities & Research
                                               Corporation (1993-present). W.S. Griffith & Co., Inc.
                                               (1993-present) and Townsend Financial Advisers, Inc.
                                               (1993-present). Director and Vice President PM Holdings,
                                               Inc. (1994 to Present) Executive Vice President, the
                                               Phoenix Funds (1993-present). Executive Vice President,
                                               National Affiliated Investment Companies (until 1993).

Michael E. Haylon         Executive Vice       Senior Vice President, Securities Investments, Phoenix
                          President            Home Life Mutual Insurance Company (1993-present).
                                               Director and Executive Vice President (1994-present), Vice
                                               President (1993-1994), National Securities & Research
                                               Corporation. Vice President, Phoenix Multi-Sector Fixed
                                               Income Fund (1993-present), Phoenix Series Fund
                                               (1990-present) and Director (1994-present) and Vice
                                               President (1991-present), Phoenix Investment Counsel, Inc.
                                               Managing Director, Aetna Bond Investors (1989-1990). Vice
                                               President, Aetna Capital Management (1986-1990). Various
                                               other positions with Phoenix Home Life Mutual Insurance
                                               Company (1990-1993).

William J. Newman         Senior Vice          Vice President, Common Stock and Chief Investment
                          President            Strategist, Phoenix Home Life Mutual Insurance Company
                                               (1995-present). Senior Vice President, Phoenix
                                               Multi-Protfolio Fund and Phoenix Total Return Fund, Inc.
                                               (1995-present). Executive Vice President, Phoenix
                                               Investment Counsel, Inc. (1995-present). Chief Investment
                                               Strategist, Kidder, Peabody Co., Inc. (1993-1994).
                                               Managing Director, Equities, Bankers Trust (1991-1993) and
                                               McKay Shields (1988-1990).

Patricia A. Bannan        Vice President       Vice President, Common Stock, Phoenix Home Life Mutual
                                               Insurance Company (1992-present). Vice President, Phoenix
                                               Series Fund (1987-present). Director (1993-present) and
                                               President (1992-present), Phoenix Investment Counsel, Inc.
                                               Director (1994-present) and Executive Vice President
                                               (1993-present), National Securities & Research
                                               Corporation. Various positions with Phoenix Home Life
                                               Mutual Insurance Company (1982-1992).

Curtiss O. Barrows        Vice President       Portfolio Manager, Public Bonds, Phoenix Home Life Mutual
                                               Insurance Company (1991-present). Vice President, Phoenix
                                               Series Fund (1985-present) and Phoenix Investment Counsel,
                                               Inc. (1991-present). Vice President, National Securities &
                                               Research Corporation (1993-present). Various other
                                               positions with Phoenix Home Life Mutual Insurance Company
                                               (1985-1991).

Mary E. Canning           Vice President       Associate Portfolio Manager, Common Stock, Phoenix Home
                                               Life Mutual Insurance Company (1989-present). Vice
                                               President, Phoenix Series Fund (1987-present) and Phoenix
                                               Investment Counsel, Inc. (1991-present). Various other
                                               positions with Phoenix Home Life Mutual Insurance Company
                                               (1982-1989).

James M. Dolan            Vice President       Vice President and Compliance Officer (1994-present) and
100 Bright Meadow                              Assistant Secretary (1981-present), Phoenix Equity
Blvd.                                          Planning Corporation. Vice President, Phoenix Funds
P.O. Box 2200                                  (1989-present). Vice President (1991-present), Assistant
Enfield, CT 06083-2200                         Clerk and Assistant Secretary (1982-present), Phoenix
                                               Investment Counsel, Inc. Vice President and Compliance
                                               Officer, Assistant Secretary (1994-present), Assistant
                                               Vice President (1993-1994), National Securities & Research
                                               Corporation. Vice President, the National Affiliated
                                               Investment Companies (until 1993). Various other positions with Phoenix Equity Planning Corporation (1978-1994).

                                       14

Jeanne H. Dorey           Vice President       Portfolio Manager, International, Phoenix Home Life Mutual
                                               Insurance
                                               Company. Vice President National Securities & Research
                                               Corporation,
                                               Phoenix Multi-Portfolio Fund, Phoenix Investment Counsel,
                                               Inc. and Phoenix Worldwide Opportunities Fund
                                               (1993-present).

Christopher J. Kelleher   Vice President       Portfolio Manager, Public Bonds, Phoenix Home Life Mutual
                                               Insurance Company (1991-present). Vice President, National
                                               Securities & Research Corporation (1993-present), Phoenix
                                               Series Fund (1989-present) and Phoenix Investment Counsel,
                                               Inc. (1991-present). Various other positions with Phoenix
                                               Home Life Mutual Insurance Company (1983-1991).

William R. Moyer          Vice President       Vice President, Investment Products Finance, Phoenix Home
100 Bright Meadow Blvd.                        Life Mutual Insurance Company (1990-present). Senior Vice
P.O. Box 2200                                  President, Finance, and Treasurer (1994-present), Phoenix
Enfield, CT 06083-2200                         Equity Planning Corporation (1990-present) and Phoenix
                                               Investment Counsel, Inc. (1990-present). Vice President,
                                               Phoenix Funds (1990-present). Senior Manager, Price Waterhouse
                                               (1983-1990). Vice President, the National Affiliated
                                               Investment Companies (until 1993). Senior Vice President,
                                               Finance, Phoenix Securities Group, Inc. (1993-present).
                                               Senior Vice President, Finance (1993-present) and
                                               Treasurer (1994), National Securities & Research
                                               Corporation (1993-present). Senior Vice President and
                                               Chief Financial Officer (1993-present) and Treasurer
                                               (1994-present), Townsend Financial Advisers, Inc. and W.
                                               S. Griffith & Co., Inc.

Scott C. Noble            Vice President       President, Phoneix Realty Group, Inc. (1995-present).
                                               Senior Vice President, Real Estate, Phoenix Home Life
                                               Mutual Insurance Company (1993-present). Director and
                                               Executive Vice President, Phoenix Real Estate Securities,
                                               Inc. (1993-present). Vice President, Phoenix
                                               Multi-Portfolio Fund (1994-present) and The Phoenix Edge
                                               Series Fund (1995-present). Director (1991-present) and
                                               President (1993-present), Phoenix Founders, Inc. Director
                                               and President Phoenix Realty Group, Inc. (1994-present).
                                               Director, Phoenix Realty Advisors, Inc. (1991-present).
                                               Director, President and Chief Executive Officer
                                               (1994-present)., Phoenix Realty Investors, Inc. Various
                                               other positions with Phoenix Home Life Insurance Company
                                               (1991-1993).

C. Edwin Riley, Jr.       Vice President       Vice President, Phoenix Total Return Fund, Inc., and The
                                               Phoenix Edge Series Fund(1995-present). Portfolio Manager,
                                               Phoenix Home Life Mutual Insurance Company (1995-present).
                                               Sr. Vice President and Director of Equity Management for
                                               Nationsbank Investment Management (1988-1995).

Amy L. Robinson           Vice President       Managing Director, Securities Administration, Phoenix Home
                                               Life Mutual Insurance Company (1991-present). Vice
                                               President, National Securities & Research Corporation
                                               (1993-present), Phoenix Series Fund (1989-present) and
                                               Phoenix Investment Counsel, Inc. (1992-present). Various
                                               other positions with Phoenix Home Life Mutual Insurance
                                               Company (1979-1991).

Barbara Rubin             Vice President       Managing Director, Real Estate, Phoenix Home Life Mutual
                                               Insurance Company (1992-present). Vice President, Phoenix
                                               Multi-Portfolio Fund (1994-present) and The Phoenix Edge
                                               Series Fund (1995-present). Second Vice President, Real
                                               Estate, Phoenix Home Life Mutual Insurance Company
                                               (1986-1992). Vice President (1991-present) 238 Columbus
                                               Bld. Inc. Director (1988-present) and Vice President
                                               (1993-present), Phoenix Founders, Inc. Vice President
                                               (1993-present) Phoenix Real Estate Securities, Inc.
                                               Director and President (1987-present) Phoenix Realty
                                               Advisors, Inc. Executive Vice President (1994-1995)
                                               Phoenix Realty Securities, Inc. President (1995-present)
                                               Phoenix Realty Securities, Inc.

                                       15

Leonard J. Saltiel        Vice President       Vice President, Investment Operations, Phoenix Home Life
100 Bright Meadow                              Mutual Insurance Company (1994-present). Senior Vice
Blvd.                                          President, Phoenix Equity Planning Corporation
P.O. Box 2200                                  (1994-present). Vice President, Phoenix Funds
Enfield, CT 06083-2200                         (1994-present). Vice President, National Securities &
                                               Research Corporation (1994-present). Various positions
                                               with Home Lofe Insurance Company and Phoenix Home Life
                                               Mutual Insurance Company (1987-1994).

Dorothy J. Skaret         Vice President       Director, Public Fixed Income, Phoenix Home Life Mutual
                                               Insurance Company (1991-present). Vice President, National
                                               Securities & Research Corporation (1993-present), Phoenix
                                               Series Fund (1990-present) and Phoenix Investment Counsel,
                                               Inc. (1991-present). Various other positions with
                                               Phoenix Home Life Mutual Insurance Company (1986-1991).

James D. Wehr             Vice President       Managing Director, Public Fixed Income, Phoenix Home Life
                                               Mutual Insurance Company (1991-present). Vice President,
                                               National Securities & Research Corporation (1993-present),
                                               Phoenix California Tax Exempt Bond Fund Inc.,
                                               (1993-present), Phoenix Multi-Portfolio Fund
                                               (1988-present), Phoenix Series Fund (1990-present) and
                                               Phoenix Investment Counsel, Inc. (1991-present). Various
                                               other positions with Phoenix Home Life Mutual Insurance
                                               Company (1981-1991).

John T. Wilson            Vice President       Portfolio Manager, Common Stock, Phoenix Home Life Mutual
                                               Insurance Company (1990-present). Vice President, Phoenix
                                               Multi-Portfolio fund, Phoenix Worldwide Opportunities Fund and National Securities and Research Corporation
                                               (1994-present).

Nancy G. Curtiss          Treasurer            Second Vice President and Treasurer, Fund Accounting,
                                               Phoenix Home Life Mutual Insurance Company (1994-present).
                                               Treasurer, Phoenix Funds (1994-present). Vice President,
                                               Fund Accounting, Phoenix Equity Planning Corporation
                                               (1994-present). Various positions with Phoenix Home Life
                                               Insurance Company (1987-1994).

G. Jeffrey Bohne          Secretary            Vice President and General Manager, Phoenix Home Life
101 Munson Street                              Mutual Insurance Company (1993-present). Vice President,
Greenfield, MA 01301                           Home Life of New York Insurance Company (1984-1992). Vice
                                               President, Transfer Agent Operations, Phoenix Equity
                                               Planning Corporation (1993-present). Secretary, the
                                               Phoenix Funds, (1993-present).

        No person listed in the foregoing table has any immediate family relationship with any other person listed in the table.

        At December 31, 1994, the Trustees and officers as a group owned none of the then outstanding shares of the Trust.

        For services rendered to the Trust during the fiscal year ended December 31, 1994, the Trustees received an aggregate of $81,162 from the Trust as Trustees' fees. For his services on the Boards of the Phoenix Funds, each Trustee who is not a full-time employee of the Advisers or any of its affiliates currently receives a retainer at the annual rate of $30,000 and $2,000 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Trust receives a retainer at the annual rate of $1,000 and $1,000 per joint Executive Committee meeting attended. For the Fund alone, each Trustee who is not a full-time employee of the Adviser or any of its affiliates receives for his services a retainer at the annual rate of $3,000 and a fee of $200 per meeting attended; each Trustee who serves on the Audit Committee of the Fund receives a retainer at the annual rate of $200 and $200 per Audit Committee meeting attended. The current members of the Audit Committee are Messrs. Blinn, Conway, Oates, Roth, Segerson and Weicker. Each Trustee who serves on the Executive Committee and who is not an interested person of the Trust receives a retainer at the annual rate of $100 and $1,000 per joint Executive Committee meeting attended. Trustees and officers are compensated for their services by Phoenix Home Life and receive no compensation from the Trust.

        For the Fund's last fiscal year, the Trustees received the following compensation:


                                            Pension or
                                             Benefits                                   Total
                                            Retirement                               Compensation
                       Aggregate             Benefits          Estimated Annual   from Fund and Fund
                      Compensation         Accrued as Part      Benefits Upon    Complex (10 Funds)
Name                    from Fund         of Fund Expenses        Retirement       Paid to Trustees
C. Duane Blinn           $2,000*                                                        $50,000
Robert Chesek            $1,600                                                         $40,000
E. Virgil Conway         $2,080                                                         $52,000
Harry Dalzell-Payne      $1,680                                                         $42,000
Leroy Keith, Jr.         $1,680              None for                None for           $42,000
Philip R. McLoughlin         $0            any Trustee             any Trustee               $0
James M. Oates           $2,000                                                         $50,000
Philip R. Reynolds       $1,680                                                         $42,000
Herbert Roth, Jr.        $2,160*                                                        $54,000
Richard E. Segerson      $2,000                                                         $50,000

* This compensation (and the earnings thereon) was deferred to the Trustees Deferred Compensation Plan.


THE INVESTMENT ADVISERS

        The Trust has entered into Investment Advisory Agreements ("Agreements") with Phoenix Investment Counsel, Inc. ("PIC") and Phoenix Realty Securities ("PRS") whose offices are located at One American Row, Hartford, Connecticut 06115.


        Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. At December 31, 1994, Phoenix Home Life had total assets of approximately $12 billion and net insurance in force of approximately $60.6 billion. PHL Variable writes variable annuities, and at December 31, 1994 had total assets of approximately $9.7 million. Phoenix Equity Planning Corporation ("PEPCO") performs bookkeeping and pricing and administrative services for the Trust. It also provides bookkeeping and pricing services to other investment companies advised by PIC and PRS. PEPCO is registered as a broker-dealer in fifty states. The executive offices of Phoenix Home Life are located at One American Row, Hartford, Connecticut 06115 and the principal offices of Equity Planning are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. All of the outstanding stock of PIC is owned by PEPCO, an indirect subsidiary of Phoenix Duff & Phelps Corporation, Hartford, Connecticut. Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut owns a majority interest in Phoenix Duff & Phelps Corporation


        PRS was formed in 1994 as an indirect subsidiary of Phoenix Home Life. ABKB/LaSalle Securities Limited Partnership (ABKB), a subsidiary of LaSalle Partners, serves as sub-adviser to the Real Estate Series. ABKB's principal place of business is located at 100 East Pratt Street, Baltimore, Maryland 21202. ABKB has been a registered investment advisor since 1979.

        The Agreements provide that the Advisers shall furnish continuously, at its own expense, an investment program for each of the Series, subject at all times to the supervision of the Trustees. They also provide that all costs and expenses not specifically enumerated as payable by the Advisers shall be paid by the Trust or by Phoenix Home Life and PHL Variable. The Advisers or Phoenix Home Life and PHL Variable have agreed to reimburse the Trust for certain operating expenses for all Series. Each Series (except the International and Real Estate Series) pays a portion or all of its total operating expenses other than the management fee, up to .15% of its total net assets. The International and Real Estate Series pays total operating expenses other than the management fee up to
 .40% and .25%, respectively, of its total net assets. Expenses above these limits are paid by the Advisers, Phoenix Home Life, or PHL Variable.

        To the extent that any expenses are paid by the Trust, they will be paid by the Series incurring them or, in the case of general expenses, may be charged among the Series in relation to the benefits received by the shareholders, as determined by the financial agent under the supervision of the Board of Trustees. Such expenses shall include, but shall not be limited to, all expenses (other than those specifically referred to as being borne by the Advisers, Phoenix Home Life or PHL Variable) incurred in the operation of the Trust and any offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees, expenses of Trustees' and shareholders' meetings including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, certain expenses of issue and sale of shares, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing and legal expenses. The Trust, Phoenix Home Life or PHL Variable will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

        The Investment Advisory Agreements provide that the Advisers shall not be liable to the Trust or to any shareholder of the Trust for any error of judgement or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Advisers in the performance of its duties thereunder.

        The Investment Advisory Agreements also provide that, as full compensation for the services and facilities furnished to the

Trust, the Advisers shall be compensated as follows: within five days after the end of each month, the Trust shall pay the Advisers the following fees:


                     Phoenix Investment Counsel, Inc.
                  Rate for         Rate for        Rate for
Series              First            Next         Excess Over
                $250,000,000     $250,000,000     $500,000,000

Money Market         .40%            .35%             .30%
Bond                 .50%            .45%             .40%
Balanced             .55%            .50%             .45%
Total Return         .60%            .55%             .50%
Growth               .70%            .65%             .60%
International        .75%            .70%             .65%
Strategic Theme

                      Phoenix Realty Securities, Inc.
Series            Rate for         Rate for        Rate for
                    First            Next         Excess Over
               $1,000,000,000   $1,000,000,000  $2,000,000,000

Real Estate          .75%            .70%             .65%

The amounts payable to the Advisers shall be based upon the average of the values of the net assets of the Trust as of the close of business each day. There can be no assurance that the Trust will reach a net asset level high enough to realize a reduction in the rate of the advisory fee. Any reduction in the rate of the advisory fee will be prorated among the Series in proportion to their respective averages of the aggregate daily net asset values for the period for which the fee had been paid.

The Investment Advisory Agreements continue in force from year to year for all Series, provided that, with respect to each Series, the applicable agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of that Series. In addition, and in either event, the terms of the agreements and any renewal thereof must be approved by the vote of a majority of Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreements will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Advisers, on sixty (60) days written notice.

BROKERAGE ALLOCATION

In effecting portfolio transactions for the Trust, the Advisers and ABKB, as subadviser to the Real Estate Series, adhere to the Trust's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Advisers may cause the Trust to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction, if the Advisers determine in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Trust, the Advisers are considered to be in addition to and not in lieu of services required to be performed by the Advisers under their contracts with the Trust under their contracts with the Advisers and may benefit both the Trust and other clients of the Advisers. Conversely, brokerage and research services provided by brokers to other clients of the Advisers may benefit the Trust.

If the securities in which a particular Series of the Trust invests are traded primarily in the over-the-counter market, where possible the Series will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Trust (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Advisers in determining the overall reasonableness of brokerage commissions paid by the Trust.

For the fiscal years ended December 31, 1992, 1993, and 1994 brokerage commissions paid by the Fund on portfolio transactions totalled $1,434,000, $2,530,449 and $4,360,577 respectively, None of such commissions was paid to a broker who was an affiliated person of the Fund or an affiliated person of such a person or, to the knowledge of the Fund, to broker an affiliated person of which was an affiliated person of the Fund or the Adviser. Total brokerage commissions paid during the fiscal year ended December 31, 1994 included brokerage commissions of $3,913,124 on portfolio transactions aggregating $2,019,089,547 executed by brokers who provided research and other statistical and factual information.

Investment decisions for the Trust are made independently from those of the other investment companies or accounts advised by the Advisers. It may frequently happen that the same security is held in the portfolio of more than one fund. Simultaneous transactions are inevitable when several funds are managed by the same investment adviser, particularly when the same security is suited for the investment objectives of more than one fund. When two or more funds advised by the Advisers are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated among the funds in a manner equitable to each fund. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Trust is concerned. In other cases, however, it is believed that the ability of the Trust to participate in volume transactions will produce better executions for the Trust. It
                                       18
is the opinion of the Board of Trustees of the Trust that the desirability of utilizing the Advisers as investment advisers to the Trust as manager of foreign securities owned by the Trust outweighs the disadvantages that may be said to exist from simultaneous transactions.

DETERMINATION OF NET ASSET VALUE

        The net asset value is the redemption price for a share. As described in more detail in the Prospectus, the net asset value of shares of the Trust is determined once daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading or any other day on which there is a sufficient degree of trading in the investments of any Series that the current net asset value of such Series might be materially affected. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges.


Growth, Bond, Total Return, Balanced, International,
Real Estate and Strategic Theme Series

        In determining the value of the assets of the Growth, Bond, Total Return, Balance, International, Real Estate and Strategic Theme Series, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported, as is the case with many securities traded over-the-counter, the last reported bid price. Debt securities (other than short-term obligations, which are valued on the basis of amortized cost as defined below) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics and other market data. Equity options are valued at last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-Counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. All other securities and assets are valued at their fair value as determined in good faith by the Trustees although the actual calculations are normally made by persons acting pursuant to the direction of the Trustees.


        Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place for the International Series contemporaneously with the determination of the prices of the majority of the portfolio securities of the Series. For purposes of determining the net asset value of the International Series, all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates.

Money Market Series

        The securities of the Money Market Series are valued on the basis of amortized cost absent extraordinary or unusual market conditions. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of a security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the Money Market Series securities may at times be more or less than their market value. By using amortized cost valuation the Money Market Series seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

        The yield on a shareholder's investment may be more or less than that which would be recognized if the Series' net asset value per share was not constant and was permitted to fluctuate with the market value of the Series' portfolio securities. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The deviation is monitored periodically by comparing the Series net asset value per share as determined by using available market quotations with its net asset value per share as determined through the use of the amortized cost method of valuation. The Adviser makes such comparisons at least weekly under the direction of the Trustees and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1%, the Trustees will consider what action, if any, should be initiated to provide fair valuation of the Series' portfolio securities and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. Furthermore, the assets of the Series will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days. Portfolio investments will be limited to U.S. dollar-denominated securities which present minimal credit risks and are of high quality as determined either by a major rating service or, if not rated, by the Trustees.

INVESTING IN THE TRUST

        Shares of the Trust are not available to the public directly. Although shares of the Trust are owned by the Accounts, Contractowners and Policyowners do have voting rights with respect to those shares, as described in the Prospectus under "Shares of Beneficial Interest". You may invest in the Trust by buying a Variable Accumulation Annuity Contract or a Variable Universal Life Insurance Policy from Phoenix Home Life or PHL Variable and directing the allocation of the net purchase payment(s) to the sub-accounts corresponding to the Series of the Trust. Phoenix Home Life and PHL Variable will, in turn, invest payments in shares of the Trust as the investor directs at net asset value next determined with no sales load.

Sales Charge and Surrender Charges

        The Trust does not assess any sales charge, either when it sells or when it redeems securities. The sales charges which may be assessed under the Contracts or Policies are described in the accompanying prospectus, as are other charges.

REDEMPTION OF SHARES

        The Trust will redeem any shares presented by the shareholder Accounts for redemption. The Account's policies on when and whether to buy or redeem Fund shares are described in the accompanying prospectus.

        At the discretion of the Trustees, the Trust may, to the extent consistent with state and Federal law, make payment for shares of a particular Series repurchased or redeemed in whole or in part in securities or other assets of such Series taken at current values. Should payment be made in securities, the shareholder Accounts may incur brokerage costs in converting such securities to cash.

        The right of redemption may only be suspended or the payment date postponed for more than seven days for any period during which trading on the New York Stock Exchange is closed for other than customary weekend and holiday closings, or when trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, for any period when an emergency (as defined by rules of the Commission) exists, or during any period when the Commission has, by order, permitted such suspension. In case of a suspension of the right of redemption, the shareholders may withdraw requests for redemption of shares prior to the next determination of net asset value after the suspension has been terminated or they will receive payment of the net asset value so determined.

        The shareholder Accounts may receive more or less than was paid for the shares, depending on the net asset value of the shares at the time they are repurchased or redeemed.

TAXES

        As stated in the Prospectus, it will be the policy of the Trust and of each Series to comply with those provisions of the Internal Revenue Code of 1986, as amended, ("Code") which relieve investment companies that distribute substantially all of their net income from Federal income tax on the amounts distributed. The Trust also intends to comply with pertinent Code provisions in order to avoid imposition of any Federal excise tax. Dividends derived from interest and distributions of any realized capital gains are taxable, under Subchapter M, to the Trust's Shareholders, which in this case are the Accounts.


        Federal income taxation of separate accounts, life insurance companies, and unit investment trusts are discussed in the accompanying prospectus for the Account.


CUSTODIAN

        The securities and cash of all Series except the International and Real Estate Series are held by The Chase Manhattan Bank, N.A. under the terms of a custodian agreement. The securities and cash of the International Series are held by Brown Brothers Harriman & Co. under the terms of a custodian agreement. With respect to the International Series, the address for the Custodian is Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109,
Attention: Manager, Securities Department. The securities and cash of the Real Estate Series are held by State Street Bank and Trust Company, located at 1 Heritage Drive, P2N, North Quincy, Massachusetts 02171. With respect to Series other than the International and Real Estate Series, the address for the Custodian is The Chase Manhattan Bank, N.A., 1 Chase Manhattan Plaza, Floor 13B, New York, NY 10081. The Trust permits the Custodian to deposit some or all of its securities in central depository systems as allowed by Federal law. The use of foreign custodians and foreign central depositories has been authorized by the Board of Trustees of the Trust if certain conditions are met.

Foreign Custodian

        The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust's foreign securities transactions. The use of a foreign custodian involves considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.


INDEPENDENT ACCOUNTANTS

        The Trust's financial statements are audited by Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants for the Fund. Phoenix Home Life and PHL Variable have agreed to send a copy of both the Annual Report and the Semi-Annual Report to Shareholders containing the Fund's financial statements to every Contractowner or Policyowner having an interest in the Accounts. The independent accountants also provide other accounting and tax-related services as requested by the Trust from time to time.

FINANCIAL STATEMENTS

        The financial statements and the notes thereto relating to the Trust and the report of Price Waterhouse LLP with respect thereto for the fiscal year ended December 31, 1994 are contained in the Trust's Annual Report. The Annual Report and the Semi-Annual Reports are available by writing or calling Variable Products Operations at 101 Munson Street, P.O. Box 942, Greenfield, Massachusetts 01302-0942, (800) 447-4312. The Annual and Semi-Annual Report for the fiscal period ended June 30, 1995 are incorporated into this Statement of Additional Information by reference. A copy of the Annual and Semi-Annual Reports must precede or accompany this Statement of Additional Information.

                                 Annual Report
                              December 31, 1994
                         The Phoenix Edge Series Fund

                              MONEY MARKET SERIES

   Short-term interest rates rose by 250 basis points in 1994. The Federal Reserve Board raised short-term rates on 6 separate occasions in response to stronger than expected economic growth and rising fears of inflation.

   We shortened the average maturity of the fund early in 1994 to take advantage of rising rates. The fund's average maturity stood at 53 days at year end. We have maintained our high level (40%) of government type securities and continue to invest in highly liquid, high quality money market instruments.

[Line Graph]
               Donoghue's      Money Market
               Money Fund*       Series
 1/31/94          2.63%           2.88%
 2/28/94          2.65            2.86
 3/31/94          2.78            2.94
 4/30/94          2.99            3.07
 5/31/94          3.30            3.45
 6/30/94          3.56            3.57
 7/31/94          3.73            3.72
 8/31/94          3.89            4.28
 9/30/94          4.10            4.16
10/31/94          4.29            4.53
11/30/94          4.57            4.70
12/31/94          5.02            5.12

The above graph covers the period from January 31, 1994 to December 31, 1994. The results are not indicative of the rate of return which may be realized from an investment made in the Money Market Fund today. The Money Market Series is neither issued nor guaranteed by the U.S. Government, and there can be no assurance the Series will be able to maintain a stable Net Asset Value at $10.00 per share.
*Average monthly yield of taxable Money Market Funds as reported by Donoghue's Money Fund Report.

                           SCHEDULE OF INVESTMENTS
                              December 31, 1994

                                                              STANDARD
 FACE                                                         & POOR'S
AMOUNT                                                         RATING    INTEREST   MATURITY
 (000)                       DESCRIPTION                    (Unaudited)    RATE       DATE         VALUE(a)
 ------    ------------------------------------------------    --------    ------    --------   --------------
U.S. TREASURY BILLS--3.2%
$  670,000  U.S. Treasury Bills                                  AAA       3.45%    01/12/95      $   669,295
 2,500,000  U.S. Treasury Bills                                  AAA       6.74     12/14/95        2,337,585
                                                                                                   ------------
TOTAL U.S. TREASURY BILLS                                                                           3,006,880
                                                                                                   ------------
FEDERAL AGENCY SECURITIES--22.3%
 3,865,000  Federal Home Loan Banks                                        5.75     01/03/95        3,863,765
 2,100,000  Federal Home Loan Banks                                        3.49     01/05/95        2,099,187
 1,300,000  Federal National Mortgage Assn.                                3.79     02/24/95        1,299,210
 1,500,000  Federal National Mortgage Assn.                                3.79     02/24/95        1,499,444
 1,675,000  Federal National Mortgage Assn.                                6.10     03/08/95        1,656,268
 1,500,000  Federal Home Loan Mortgage                                     6.13     03/16/95        1,481,099
 1,000,000  Federal National Mortgage Assn.                                6.11     03/20/95          986,762
   850,000  Federal Farm Credit Bank                                       4.43     04/03/95          849,017
 1,000,000  Federal Home Loan Banks                                        5.64     04/24/95          982,297
   620,000  Federal Home Loan Banks                                        5.00     04/28/95          609,897
 1,000,000  Federal National Mortgage Assn.                                5.80     05/11/95          979,056
 1,000,000  Federal Farm Credit Bank                                       5.82     05/15/95          978,337
   210,000  Federal National Mortgage Assn.                                6.40     06/16/95          203,803
 2,000,000  Federal National Mortgage Assn.                                6.51     06/29/95        1,935,262
 1,650,000  Federal Farm Credit Bank                                       6.33     11/01/95        1,648,926
                                                                                                   ------------
TOTAL FEDERAL AGENCY SECURITIES                                                                    21,072,330
                                                                                                   ------------
                                                                                    RESET
                                                                                     DATE
                                                                                    ------
FEDERAL AGENCY SECURITIES--VARIABLE--18.0%
 1,500,000  Federal Farm Credit Bank (final maturity 09/01/95) (c)         5.60     01/03/95        1,499,681
 1,500,000  Federal Home Loan Banks (final maturity 01/26/98) (c)          5.85     01/03/95        1,482,900
 1,500,000  Federal Home Loan Banks (final maturity 01/14/97) (c)          5.95     01/03/95        1,500,000
   821,336  Small Bus. Assoc. GLPC Pool #502179 (final maturity
            01/25/18) (c)                                                  5.75     01/03/95          821,336
 1,397,288  Small Bus. Assoc. GLPC Pool #502208 (final maturity
            02/25/18) (c)                                                  5.75     01/03/95        1,397,288
   906,256  Small Bus. Assoc. GLPC Pool #502341V (final maturity
            06/25/18) (c)                                                  6.50     01/03/95          909,075
 3,000,000  Student Loan Marketing Assn. (final maturity 01/28/98) (c)     5.70     01/03/95        2,962,330
 3,000,000  Student Loan Marketing Assn. (final maturity 08/16/96) (c)     5.86     01/03/95        3,000,000
 2,500,000  Student Loan Marketing Assn. (final maturity 11/24/97) (c)     5.89     01/04/95        2,500,000
 1,000,000  Student Loan Marketing Assn. (final maturity 02/22/99) (c)     5.92     01/04/95        1,000,000
                                                                                                   ------------
FEDERAL AGENCY SECURITIES--VARIABLE                                                                17,072,610
                                                                                                   ------------

                       See Notes to Financial Statements

                                      2-2

                               MONEY MARKET SERIES
                                                             STANDARD
 FACE                                                         & POOR'S
AMOUNT                                                         RATING    INTEREST   MATURITY
 (000)                       DESCRIPTION                    (Unaudited)    RATE       DATE         VALUE(a)
 ------      ----------------------------------------------      ------      ----      ------      ------------
COMMERCIAL PAPER--53.6%
$1,250,000  ESC Securitization, Inc.                            A-1+       6.07%    01/04/95      $ 1,249,368
   105,000  General Electric Capital Corp.                      A-1+       5.90     01/04/95          104,948
 2,135,000  BellSouth Telecommunications, Inc.                  A-1+       5.97     01/06/95        2,133,230
 1,000,000  Albertson's, Inc.                                   A-1        6.02     01/09/95          998,662
 2,000,000  ABS Commercial Paper, Inc.                          A-1        5.83     01/12/95        1,996,437
 1,500,000  First Deposit Funding Corp. (d)                     A-1+       6.00     01/13/95        1,497,000
 3,220,000  Minnesota Mining & Manufacturing                    A-1+       5.60     01/13/95        3,213,989
 1,075,000  Receivables Capital Corp.                           A-1        6.12     01/17/95        1,072,076
 2,000,000  TDK USA Corp.                                       A-1+       6.05     01/17/95        1,994,622
 1,500,000  Merrill Lynch & Co., Inc.                           A-1+       5.77     01/18/95        1,495,913
   500,000  Merrill Lynch & Co., Inc.                           A-1+       5.80     01/19/95          498,550
 1,100,000  Goldman Sachs & Co.                                 A-1+       5.93     01/20/95        1,096,560
 2,675,000  Goldman Sachs & Co.                                 A-1+       5.95     01/20/95        2,666,600
 3,000,000  Kimberly-Clark Corp.                                A-1+       5.90     01/23/95        2,989,183
 1,250,000  AT&T Corp.                                          A-1+       5.42     01/24/95        1,245,672
 1,800,000  Preferred Receivables Funding Corp.                 A-1        6.10     01/25/95        1,792,680
   890,000  Cargill, Inc.                                       A-1+       5.46     01/27/95          886,490
 2,000,000  Merrill Lynch & Co., Inc.                           A-1+       6.10     01/27/95        1,991,189
   830,000  Goldman, Sachs & Co.                                A-1+       6.10     02/01/95          825,640
 2,500,000  BellSouth Telecommunications, Inc.                  A-1+       5.60     02/06/95        2,486,000
 2,000,000  ABS Commercial Paper, Inc.                          A-1        6.08     02/15/95        1,984,800
 3,000,000  Ameritech Corp. (d)                                 A-1+       5.47     02/15/95        2,979,487
 1,000,000  Beta Finance, Inc. (d)                              A-1+       5.77     02/15/95          992,787
 1,295,000  General Electric Capital Corp.                      A-1+       5.87     02/22/95        1,284,020
 2,330,000  Preferred Receivables Funding Corp.                 A-1        6.07     02/23/95        2,309,178
 2,500,000  Cargill, Inc.                                       A-1+       5.54     02/27/95        2,478,071
 2,000,000  CXC, Inc.                                           A-1        6.22     03/15/95        1,974,774
 3,000,000  McKenna Triangle Corp.                              A-1+       6.55     06/06/95        2,914,850
 1,600,000  Corporate Receivables Corp.                         A-1+       6.70     07/24/95        1,539,253
                                                                                                   ------------
TOTAL COMMERCIAL PAPER                                                                             50,692,029
                                                                                                   ------------

VARIABLE RATES--2.1%                                                                  RESET
                                                                                      DATE
                                                                                       ------
 1,000,000  Beta Finance, Inc.
             (final maturity 04/20/95)(c)                       A-1+       5.68     01/03/95        1,000,000
 1,000,000  Ciesco L.P. (final maturity 03/03/95) (c)           A-1+       6.31     03/03/95        1,000,000
                                                                                                   ------------
TOTAL VARIABLE RATES                                                                                2,000,000
                                                                                                   ------------
TOTAL INVESTMENTS--99.2%
(Identified cost $93,843,849)                                                                      93,843,849(b)
Cash and receivables, less liabilities--0.8%                                                          742,002
                                                                                                   ------------
NET ASSETS--100.0%                                                                                $94,585,851
                                                                                                   ============

(a) See Security Valuation under Note 2 of Notes to Financial Statements.

(b) Federal Income Tax Information: At December 31, 1994 the aggregate cost of securities was the same for book and tax purposes.

(c) Variable rate demand note. The interest rates shown reflect the rate currently in effect. The maturity dates shown reflect the next interest rate reset dates.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At December 31, 1994, these securities amounted to a value of $5,469,274 or 5.8% of net assets.

                       See Notes to Financial Statements

                                      2-3

                              MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

Assets
 Investment securities at value (Identified cost $93,843,849)    $93,843,849
 Cash                                                                572,871
 Investment income receivable                                        236,204
                                                                 -----------
  Total assets                                                    94,652,924
                                                                 -----------
Liabilities
 Investment advisory fee                                              41,296
 Administration fee                                                    4,867
 Trustees' fee                                                         9,315
 Accrued expenses                                                     11,595
                                                                 -----------
  Total liabilities                                                   67,073
                                                                 -----------
Net Assets                                                       $94,585,851
                                                                 ===========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                $94,571,969
 Undistributed net investment income                                  13,882
                                                                 -----------
Net Assets                                                       $94,585,851
                                                                 ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization                                          9,457,195
                                                                 ===========
Net asset value and offering price per share                          $10.00
                                                                      ======


STATEMENT OF OPERATIONS
For the year ended December 31, 1994

Investment Income
 Interest                                                         $3,875,751
                                                                  -----------
  Total investment income                                          3,875,751
                                                                  -----------
Expenses
 Investment advisory fee                                             352,237
 Administration fee                                                   52,836
 Trustees' fee                                                        13,527
 Custodian                                                            22,252
 Audit                                                                 8,139
 Printing                                                             29,295
 Other                                                                30,485
                                                                  -----------
  Total expenses                                                     508,771
  Total expenses borne by investment adviser                         (25,103)
                                                                  -----------
  Net expenses                                                       483,668
                                                                  -----------
  Net investment income                                            3,392,083
                                                                  -----------
Net realized gain from investment transactions                           100
                                                                  -----------
Net increase in net assets resulting from operations              $3,392,183
                                                                  ===========

                       See Notes to Financial Statements

                                      2-4

                              MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Year            Year
                                                                                     Ended            Ended
                                                                                    12/31/94        12/31/93
                                                                                  ------------   --------------
From Operations
 Net investment income                                                           $   3,392,083    $   1,932,861
 Net realized gain on securities                                                           100               --
                                                                                    ----------      ------------
 Net increase in net assets resulting from operations                                3,392,183        1,932,861
                                                                                    ----------      ------------
From Distributions to Shareholders
 Net investment income ($0.38 and $0.28 per share, respectively)                    (3,378,211)      (1,932,861)
 Net realized gains ($0.00 and $0.00 per share, respectively)                              (94)              --
                                                                                    ----------      ------------
Decrease in net assets resulting from distributions to shareholders                 (3,378,305)      (1,932,861)
                                                                                    ----------      ------------
From Shares of Beneficial Interest Transactions
 Proceeds from sales of shares (23,586,003 and 15,696,465 shares,
  respectively)                                                                    235,860,031      156,964,654
 Net asset value of shares issued in conjunction with reinvestment of distributions of  net investment income (337,821 and 193,287 shares,
  respectively)                                                                      3,378,211        1,932,861
 Net asset value of shares issued in conjunction with the reinvestment of
  distributions of  net realized gains (9 and 0 shares, respectively)                       94               --
 Cost of shares repurchased (21,761,240 and 15,591,369 shares, respectively)      (217,612,379)    (155,913,697)
                                                                                    ----------      ------------
 Increase in net assets resulting from share transactions                           21,625,957        2,983,818
                                                                                    ----------      ------------
 Net increase in net assets                                                         21,639,835        2,983,818
Net Assets
 Beginning of period                                                                72,946,016       69,962,198
                                                                                    ----------      ------------
 End of period (including undistributed net investment income of $13,882 and
   $776,161, respectively)                                                       $  94,585,851    $  72,946,016
                                                                                    ==========      ============

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                  Year ended December 31,
                                               1994          1993          1992          1991          1990
                                            ----------    ----------    ----------   ----------    ------------
Net asset value, beginning of period          $10.00        $10.00        $10.00        $10.00        $10.00
Income from investment operations
 Net investment income                          0.38(1)       0.28(1)       0.35          0.58          0.79
                                               --------      --------     --------      --------     ----------
  Total from investment operations              0.38          0.28          0.35          0.58          0.79
                                               --------      --------     --------      --------     ----------
Less distributions
 Dividends from net investment income          (0.38)        (0.28)        (0.35)        (0.58)        (0.79)
                                               --------      --------     --------      --------     ----------
  Total distributions                          (0.38)        (0.28)        (0.35)        (0.58)        (0.79)
                                               --------      --------     --------      --------     ----------
Net asset value, end of period                $10.00        $10.00        $10.00        $10.00        $10.00
                                               ========      ========     ========      ========     ==========

 Total return                                     3.77%         2.80%        3.50%         5.80%         7.90%
Ratios/supplemental data:
Net assets, end of period (thousands)          $94,586       $72,946      $69,962       $51,692       $38,709
Ratio to average net assets of:
 Operating expenses                               0.55%         0.55%        0.50%         0.50%         0.50%
 Net investment income                            3.85%         2.84%        3.49%         5.76%         7.87%

(1) Includes reimbursement of operating expenses by investment adviser of $0.003 and $0.01 per share, respectively.

                      See Notes to Financial Statements

                                      2-5

                                 GROWTH SERIES

   While the major stock market indices rallied to finish the year with a small gain, 1994 proved to be a year where returns on cash proved hard to beat. In fact, a return of 3%, which was ridiculed just one year ago, outperformed the vast majority of stock and bond funds in 1994. Once again, investment professionals learned that it is to fight the Federal Reserve when it is raising interest rates.

   Despite the difficult environment, the true bears on the stock market were not vindicated either in 1994. In the fourth quarter, the market showed surprising resilience in response to the sudden bankruptcy filing of Orange County and the dramatic Mexican peso crisis. While these events clearly had a major impact on both the municipal and Latin American markets, the pair of crises failed to incite a broader based selling. This measure of market stability may provide a foundation of optimism heading into the new year.

   In contrast to the glum mood of Wall Street, 1994 proved to be a banner year for many American workers and consumers as the economy roared, unemployment tumbled and inflation remained in check. Despite the Fed's tightening efforts, the economy was more vibrant then either the Fed or most market watchers had anticipated. While evidence of a tangible economic slowdown proved elusive, anticipation of a slowdown by investors moved into full swing in the fourth quarter, as the yield curve between two and thirty year Treasury securities flattened. While the yield curve is not yet inverted, a flatter curve is often a precursor to future economic weakness. Likewise, equity investors acted in advance of a slowdown by selling cyclical and commodity oriented shares, which had been performing well over the last two years.

   With 1994 now complete, the stock market has completed its third year of record low volatility combined with modest returns. The stage may be set for a more volatile market in 1995. Conventional thinking heading into 1995 assumes that the Fed will push short-term rates significantly higher, luring the public back into CD's and damaging stock valuations. A still more pessimistic view is that the Fed will overtighten and induce a recession of serious slowdown in late 1995 or 1996. In any case, with investor spirits now relatively low and with the bear case for the stock market seeming very obvious, it makes sense to explore the less apparent bullish camp.

   As we enter 1995, the Fed would appear to be mostly through its tightening phase for this cycle. Given that early February marks the one year anniversary of Greenspan's first tightening, we now can envision the end of this round of monetary restraint occurring by midyear. If short-term rates were to stabilize in the second half and corporate earnings, led by brisk foreign demand, remain intact, then stocks could rally smartly. Another bullish development may emerge from the Republican landslide in November. With an agenda based on balancing the budget, reducing capital gains and downsizing the federal government, the Republican program potentially is very favorable for the capital markets. To date, most investors have remained cautious on the ability of the Republicans to deliver on their contract. However, should Newt Gingrich and his team begin to show results, a "new era for Washington" euphoria could materialize in 1995 which would be bullish for both stocks and bonds.

   In short, a reasonable case can be made for equities in 1995. If inflation proves to be a paper tiger in 1995 then the stock market could be poised for its best performance since 1991. By reviewing several optimistic possibilities for the coming year, we do not want to understate the obvious risks in the market currently. To many investors a one year Treasury yielding 7.25% may be a compelling choice, especially after a difficult year in the markets in 1994. Nonetheless, given the number of stocks which are now significantly below their 1993-94 highs, we believe opportunities exist to purchase growth stocks at attractive levels.

   For the year ended December 31, 1994, the Fund's value increased by 1.48% which compared to a return of 1.28% for the S&P 500 during the comparable period. Performance of the Fund was aided by its exposure to firms in the telecommunications and wireless equipment area. These firms continue to benefit from increased cellular phone utilization on a global basis. The Fund also benefited from an increased exposure to healthcare and medical technology firms, which rallied after Federal health legislation failed to pass. Performance of the Fund was hurt late in the year by weak performance by retailing stocks and by a small position in Mexico.

   Going forward, we continue to search for firms that have strong sales and earnings growth in addition to solid cash flows and above average balance sheets. As of December 31, 1994, the Fund was 74.3% in equities, 0.6% in fixed and 25.1% in cash equivalents.

   Thanks for your continued interest in the Fund.

[Line Graph]

    Average Annual Total Return:
 1 Year  Ending 12/31/94       1.48%
 5 Years Ending 12/32/94      14.91%
10 Years Ending 12/31/94      17.23%

                              S & P 500 Stock
            Growth Series        Stock Index*
  1/1/85       $10,000             $10,000
12/31/85        13,470              13,164
12/31/86        16,184              15,615
12/31/87        17,325              16,423
12/31/88        17,989              19,133
12/31/89        24,476              25,177
12/31/90        25,450              24,393
12/31/91        36,605              31,792
12/31/92        40,372              34,211
12/31/93        48,321              37,644
12/31/94        49,036              38,156

This chart assumes an initial gross investment of $10,000 made on 12/31/84. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

*The S&P 500 Stock Index is an unmanaged but commonly used measure of stock total return performance.

                            SCHEDULE OF INVESTMENTS
                              December 31, 1994

                                                SHARES      VALUE(a)
                                               -------   ------------
COMMON STOCKS--63.1%
Beverages--2.3%
 Coca Cola Co.                                 270,000    $13,905,000
                                                            ----------
Computer Software & Services--5.2%
 Adobe Systems, Inc.                           240,000      7,140,000
 Computer Associates International, Inc.       275,000     13,337,500
 General Motors Corp. Class E                  293,500     11,299,750
                                                            ----------
                                                           31,777,250
                                                            ----------

Entertainment & Leisure--7.2%
 Tele Communications, Inc. (c)                 575,000    $12,506,250
 Viacom, Inc. Class B (c)                      400,000     16,250,000
 Walt Disney Co.                               335,000     15,451,875
                                                            ----------
                                                           44,208,125
                                                            ----------
                       See Notes to Financial Statements

                                      2-6

                                 GROWTH SERIES

                                                                   SHARES      VALUE(a)
                                                                    ------   ------------
Food--2.0%
 Campbell Soup Co.                                                285,000    $ 12,575,625
                                                                               ----------

Hospital Management & Services--1.8%
 US Healthcare, Inc.                                              270,000      11,137,500
                                                                               ----------
Hospital Supply--8.4%
 Abbott Labs                                                      500,000      16,312,500
 Johnson & Johnson                                                230,000      12,592,500
 Medtronic, Inc.                                                  240,700      13,388,937
 St. Jude Medical, Inc.                                           233,500       9,281,625
                                                                               ----------
                                                                               51,575,562
                                                                               ----------
Insurance--3.6%
 American International Group, Inc.                               145,000      14,210,000
 Humana, Inc. (c)                                                 350,000       7,918,750
                                                                               ----------
                                                                               22,128,750
                                                                               ----------
Natural Gas--1.1%
 Apache Corp.                                                     267,700       6,692,500
                                                                               ----------
Office & Business Equipment--3.7%
 Compaq Computer Corp. (c)                                        250,000       9,875,000
 International Business Machines Corp.                            180,000      13,230,000
                                                                               ----------
                                                                               23,105,000
                                                                               ----------
Oil--2.2%
 Amoco Corp.                                                      225,000      13,303,125
                                                                               ----------
Pollution Control--4.6%
 Browning-Ferris Industries, Inc.                                 475,000      13,478,125
 WMX Technologies, Inc.                                           570,000      14,962,500
                                                                               ----------
                                                                               28,440,625
                                                                               ----------
Retail--8.5%
 AutoZone, Inc. (c)                                               300,000       7,275,000
 Dayton Hudson Corp.                                              185,000      13,088,750
 Home Depot, Inc.                                                 380,000      17,480,000
 The Limited, Inc.                                                300,000       5,437,500
 Toys R Us (c)                                                    300,000       9,150,000
                                                                               ----------
                                                                               52,431,250
                                                                               ----------
Retail--Food--2.6%
 Safeway, Inc. (c)                                                500,000      15,937,500
                                                                               ----------
Telecommunications Equipment--5.6%
 3Com Corp. (c)                                                   200,000      10,312,500
 Cisco Systems, Inc. (c)                                          275,000       9,659,375
 Northern Telecom Ltd.                                            435,000      14,518,125
                                                                               ----------
                                                                               34,490,000
                                                                               ----------
Tobacco--2.1%
 Philip Morris Companies, Inc.                                    230,000      13,225,000
                                                                               ----------
Utility--Telephone--2.2%
 Airtouch Communications, Inc. (c)                                475,000      13,834,375
                                                                               ----------
TOTAL COMMON STOCKS
(Identified cost $375,143,038)                                                388,767,187
                                                                               ----------
FOREIGN COMMON STOCKS--11.2%
Entertainment & Leisure--1.0%
 Bell Cablemedia PLC ADR (United Kingdom) (c)                     303,000       6,135,750
                                                                               ----------
Oil--4.2%
 Royal Dutch Petroleum Co. ADR (Netherlands)                      139,000      14,942,500
 Total Compagnie Francaise des Petroles ADR (France) (c)          375,000      11,062,500
                                                                               ----------
                                                                               26,005,000
                                                                               ----------
Computer Software & Services--5.6%
 Cap Gemini Sogeti (France) (c)                                   215,000       6,847,750
 Ericsson L.M. Telephone Co. Class B. ADR (Sweden)                160,000       8,820,000
 Nokia AB (Finland)                                               128,000      18,850,560
                                                                               ----------
                                                                               34,518,310
                                                                               ----------
Utility--Telephone--0.4%
 Telecom Brasil ADR (Brazil)                                       55,000    $  2,461,091
                                                                               ----------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $60,890,958)                                                  69,120,151
                                                                               ----------

                                                        STANDARD
                                                        & POOR'S     PAR
                                                         RATING     VALUE
                                                     (Unaudited)    (000)
                                                        --------    -----
FOREIGN GOVERNMENT SECURITIES--0.6%
 Republic of Argentina Global 8.375%, 12/20/03             BB-    $ 5,000        3,562,500
                                                                               -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified cost $4,970,335)                                                     3,562,500
                                                                               -----------
TOTAL COMMON, FOREIGN COMMON STOCKS &
FOREIGN GOVERNMENT SECURITIES--74.9%
(Identified cost $441,004,331)                                                 461,449,838
                                                                               -----------
SHORT-TERM OBLIGATIONS--24.1%
 Commercial Paper--16.3%
 Phillip Morris Cos. 5.90%, 1-4-95                         A-1       2,335       2,333,852
 Anheuser-Busch Cos., Inc. 6%, 1-5-95                      A-1+      5,000       4,996,667
 Private Export Funding Corp. 5.90%, 1-5-95                A-1+      4,845       4,841,824
 Wisconsin Electric Power Co. 5.90%, 1-9-95                A-1+     10,545      10,531,174
 BellSouth Telecommunications, Inc. 5.97%, 1-10-95         A-1+     15,000      14,977,613
 Exxon Imperial U.S., Inc. 5.85%, 1-10-95                  A-1+      2,345       2,341,570
 Gannett Co. 5.85%, 1-11-95                                A-1+      6,640       6,629,210
 BellSouth Telecommunications, Inc.
   5.98%, 1-12-95                                          A-1+      6,000       5,989,037
 Wisconsin Electric Power Co. 5.95%, 1-12-95               A-1+     10,000       9,981,820
 Anheuser-Busch Cos., Inc. 6.02%, 1-18-95                  A-1+      8,825       8,799,912
 Philip Morris Cos., Inc. 5.78%, 1-20-95                   A-1      11,505      11,469,903
 Goldman, Sachs & Co. 5.95%, 1-24-95                       A-1+      3,595       3,581,334
 Goldman, Sachs & Co. 6%, 1-24-95                          A-1+        325         323,755
 Anheuser-Busch Cos., Inc. 5.70%, 1-27-95                  A-1+      4,055       4,038,306
 Campbell Soup Co. 5.80%, 1-30-95                          A-1+     10,000       9,953,278
                                                                               -----------
                                                                               100,789,255
                                                                               -----------
Federal Agency Securities--7.8%
 Federal Home Loan Mortgage 5.90%, 1-3-95                            2,905       2,904,048
 Student Loan Marketing Assn. 5.65%, 1-3-95                          5,905       5,903,147
 Student Loan Marketing Assn. 5.78%, 1-6-95                         10,000       9,991,972
 Federal Home Loan Mortgage 5.86%, 1-11-95                           3,050       3,045,035
 Federal Home Loan Mortgage 5.94%, 1-13-95                             190         189,624
 Federal Home Loan Mortgage 5.93%, 1-19-95                           5,655       5,638,233
 Federal Home Loan Banks 5.95%, 1-23-95                             11,360      11,318,693
 Federal National Mortgage Assn. 6.08%, 2-28-95                      1,215       1,203,098
 Federal National Mortgage Assn. 6.51%, 6-29-95                      8,300       8,031,336
                                                                               -----------
                                                                                48,225,186
                                                                               -----------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $149,014,441)                                                 149,014,441
                                                                               -----------
TOTAL INVESTMENTS--99.0%
(Identified cost $590,018,772)                                                 610,464,279(b)
Cash and receivables, less liabilities--1.0%                                     5,756,793
                                                                               -----------
NET ASSETS--100.0%                                                            $616,221,072
                                                                               ===========

(a) See Security Valuation under Note 2 of Notes to Financial Statements.

(b) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $33,341,203 and gross depreciation of $13,291,686 for income tax purposes. At December 31, 1994 the aggregate cost of securities for federal income tax purposes was $590,414,762.

(c) Non-income producing.

ADR--American Depository Receipt

                      See Notes to Financial Statements

                                      2-7

                                 GROWTH SERIES
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

Assets
 Investment securities at value (Identified cost $590,018,772)              $610,464,279
 Cash                                                                          5,892,297
 Investment income receivable                                                    803,305
 Tax reclaim receivable                                                           83,940
                                                                              -----------
  Total assets                                                               617,243,821
                                                                              -----------
Liabilities
 Investment advisory fee                                                         365,915
 Administration fee                                                               31,182
 Trustees' fee                                                                     9,315
 Accrued expenses                                                                 31,834
 Net unrealized depreciation on forward currency contracts                       584,503
                                                                              -----------
  Total liabilities                                                            1,022,749
                                                                              -----------
Net Assets                                                                  $616,221,072
                                                                              ===========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                           $596,274,766
 Undistributed net investment income                                              70,685
 Accumulated net realized gains                                                   14,617
 Net unrealized appreciation                                                  19,861,004
                                                                              -----------
Net Assets                                                                  $616,221,072
                                                                              ===========
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization                                                               39,282,018
                                                                              ===========
Net asset value and offering price per share                                      $15.69
                                                                              ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 1994

Investment Income
 Dividends                                                                  $  6,325,351
 Interest                                                                      5,401,445
                                                                              -----------
  Total investment income                                                     11,726,796
                                                                              -----------
Expenses
 Investment advisory fee                                                       3,607,671
 Administration fee                                                              323,584
 Trustees' fee                                                                    13,527
 Custodian                                                                       138,370
 Audit                                                                            30,336
 Printing                                                                         67,909
 Other                                                                           213,987
                                                                              -----------
  Total expenses                                                               4,395,384
  Total expenses borne by investment advisor                                    (106,805)
                                                                              -----------
  Net expenses                                                                 4,288,579
                                                                              -----------
  Net investment income                                                        7,438,217
                                                                              -----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain from investment transactions                               21,286,055
                                                                              -----------
 Net realized loss on foreign currency                                           (91,815)
                                                                              -----------
 Net unrealized appreciation (depreciation) of investment securities
  Beginning of period                                                         42,442,229
  End of period                                                               20,445,507
                                                                              -----------
 Net change in unrealized depreciation                                       (21,996,722)
                                                                              -----------
 Net unrealized depreciation on forward currency contracts                      (584,503)
                                                                              -----------
Net realized and unrealized loss on investments                               (1,386,985)
                                                                              -----------
Net increase in net assets resulting from operations                        $  6,051,232
                                                                              ===========

                       See Notes to Financial Statements
                                      2-8

                                 GROWTH SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Year            Year
                                                                                     Ended           Ended
                                                                                    12/31/94        12/31/93
                                                                                  ------------   -------------
From Operations
 Net investment income                                                           $   7,438,217    $  3,307,834
 Net realized gain on securities                                                    21,286,055      38,086,110
 Net realized loss on foreign currency                                                 (91,815)             --
 Net change in unrealized (depreciation) appreciation                              (22,581,225)     23,110,731
                                                                                    ----------      -----------
  Net increase in net assets resulting from operations                               6,051,232      64,504,675
                                                                                    ----------      -----------
From Distributions to Shareholders
 Net investment income ($0.23 and $0.15 per share, respectively)                    (7,512,592)     (3,147,693)
 Net realized gains ($0.92 and $1.20 per share, respectively)                      (33,881,394)    (29,912,973)
                                                                                    ----------      -----------
Decrease in net assets resulting from distributions to shareholders                (41,393,986)    (33,060,666)
                                                                                    ----------      -----------
From Shares of Beneficial Interest Transactions
 Proceeds from sales of shares (17,499,498 and 14,220,403 shares,
  respectively)                                                                    293,876,374     228,522,126
 Net asset value of shares issued in conjunction with reinvestment of distributions of net investment income (462,668 and 195,417 shares,
  respectively)                                                                      7,512,592       3,147,693
 Net asset value of shares issued in conjunction with the reinvestment of distributions of net realized gains (2,158,050 and 1,807,407 shares,
  respectively)                                                                     33,881,394      29,912,973
 Cost of shares repurchased (7,747,001 and 5,677,384 shares, respectively)        (130,074,382)    (92,223,992)
                                                                                    ----------      -----------
  Increase in net assets resulting from share transactions                         205,195,978     169,358,800
                                                                                    ----------      -----------
 Net increase in net assets                                                        169,853,224     200,802,809
Net Assets
 Beginning of period                                                               446,367,848     245,565,039
                                                                                    ----------      -----------
 End of period (including undistributed net investment income of $70,685
   and $805,585, respectively)                                                   $ 616,221,072    $446,367,848
                                                                                    ==========      ===========

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                  Year Ended December 31,
                                                 1994         1993         1992         1991          1990
                                               ---------    ---------    ---------    ---------   -----------
Net asset value, beginning of period             $16.59       $15.01       $14.43       $11.72        $11.62
Income from investment operations
 Net investment income                             0.23(1)      0.16         0.22         0.39          0.35
 Net realized and unrealized (loss) gain           0.02         2.77         1.25         4.64          0.10
                                                 -------      -------      -------      -------      ---------
  Total from investment operations                 0.25         2.93         1.47         5.03          0.45
                                                 -------      -------      -------      -------      ---------
Less distributions
 Dividends from net investment income             (0.23)       (0.15)       (0.23)       (0.37)        (0.35)
 Dividends from net realized gains                (0.92)       (1.20)       (0.66)       (1.95)         --
                                                 -------      -------      -------      -------      ---------
  Total distributions                             (1.15)       (1.35)       (0.89)       (2.32)        (0.35)
                                                 -------      -------      -------      -------      ---------
Change in net asset value                         (0.90)        1.58         0.58         2.71          0.10
                                                 -------      -------      -------      -------      ---------
Net asset value, end of period                   $15.69       $16.59       $15.01       $14.43        $11.72
                                                 =======      =======      =======      =======      =========
Total return                                       1.48%       19.69%       10.29%       43.83%         3.98%
Ratios/supplemental data:
Net assets, end of period (thousands)          $616,221     $446,368     $245,565     $102,259       $40,061
Ratio to average net assets of:
 Operating expenses                                0.80%        0.79%        0.50%        0.50%         0.50%
 Net investment income                             1.38%        0.97%        1.66%        2.14%         3.19%
Portfolio turnover rate                             185%         185%         214%         237%          272%

(1) Includes reimbursement of operating expenses by investment adviser of $0.003 per share.
The components of income from investment operations are calculated based on the average number of shares outstanding at each quarter end.

                      See Notes to Financial Statements
                                      2-9

                                  BOND SERIES

   The Phoenix Edge Bond Fund invests in a diversified portfolio of investment grade bonds and high yield bonds. The portfolio will generally have at least one half of its assets in securities rated investment grade by Moody's or Standard and Poors. The portfolio invests in a wide range of sectors in the fixed income market, with the goal of providing the investor with a high level of income and long-term capital appreciation.

   After posting strong results in 1993, the fixed income market suffered negative returns in 1994. The market suffered from stronger than expected economic growth and rising fears of inflation. Looking forward, we believe bonds will benefit from the Federal Reserve's tight monetary policy and an eventual slowdown in the economy. We believe fears of accelerating inflation that now exist in the financial markets are unwarranted. Despite rising commodity prices, the Consumer Price Index rose only 2.7% in 1994. Companies are experiencing great difficulty passing on price increases to the consumer.

   For the twelve months ended December 31, 1994, the Phoenix Edge Bond Fund produced a negative return of 5.47%. This compares to with a negative return of 2.92% for the Lehman Brothers Aggregate Bond Index. Our under performance was due primarily to the substantial under performance of the emerging markets sector. It is important to note, however, that the emerging markets sector has produced superior returns over the past several years, and we expect this long-term trend to continue. Even with recent problems in Mexico, the economic fundamentals in Latin America remain quite positive.

   For 1995 we expect the emerging markets segment to remain volatile in the first quarter and then gradually improve. In terms of the fixed income market, we remain constructive. It is our expectation that inflation will be maintained under control and that domestic economic growth will moderate. This we believe is good for bonds.

[Line Graph]

        Average Annual Total Return:
   1 Year  Ending 12/31/94       -5.47%
   5 Years Ending 12/31/94        8.64%
  10 Years Ending 12/31/94       10.16%

                                 Lehman Bros.
              Bond Series   Aggregate Bond Index
  1/1/85        10,000              10,000
12/31/85        12,043              12,210
12/31/86        14,385              14,074
12/31/87        14,546              14,463
12/31/88        16,053              15,603
12/31/89        17,385              17,871
12/31/90        18,279              19,472
12/31/91        21,827              22,588
12/31/92        24,016              24,260
12/31/93        27,835              26,626
12/31/94        26,312              25,849

This chart assumes an initial gross investment of $10,000 made on 12/31/84. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. High yield fixed income securities generally are subject to greater market fluctuations and risk loss of income and principal than are investments in lower-yielding fixed income securities. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

* The Lehman Brothers' Aggregate Bond Index is an unmanaged but commonly used measure of bond performance. It is a combination of several Lehman Brothers' Fixed Income Indexes.

                           SCHEDULE OF INVESTMENTS
                              DECEMBER 31, 1994

                                                          MOODY'S
                                                            BOND       PAR
                                                           RATING     VALUE
                                                       (Unaudited)    (000)      VALUE(a)
                                                          --------    ------   ------------
U.S. GOVERNMENT SECURITIES--12.2%
U.S. Treasury Bonds--4.3%
 U.S. Treasury Bonds 7.875%, '04                           Aaa        $2,000    $2,005,622
 U.S. Treasury Bonds 6.25%, '23 (h)                        Aaa         1,500     1,218,279
                                                                                  ----------
                                                                                 3,223,901
                                                                                  ----------
U.S. Treasury Notes--2.6%
 U.S. Treasury Notes 6.875%, '96 (h)                       Aaa         2,000     1,971,700
                                                                                  ----------
Mortgage-Backed Securities--5.3%
 FHLMC 7.50%, '18                                          Aaa         1,000       983,459
 FNMA 7%, '24 (h)                                          Aaa         1,982     1,802,172
 FNMA 7%, '24                                              Aaa           945       858,630
 GNMA Seasoned 8%, '06                                     Aaa            22        21,108
 GNMA Seasoned 8%, '06                                     Aaa           290       284,494
                                                                                  ----------
                                                                                 3,949,863
                                                                                  ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Identified cost $9,465,440)                                                     9,145,464
                                                                                  ----------
NON-CONVERTIBLE BONDS--40.8%
Airlines--2.1%
 GPA Delaware, Inc. 8.75%, '98                             Caa         2,000     1,540,000
                                                                                  ----------
Asset-Backed Securities--0.8%
 Ford 1991-B Guarantor Trust 6.50%, '96                    Aaa            68        68,022
 Fort Howard Corp. 11%, '02                                B             477       489,750
                                                                                  ----------
                                                                                   557,772
                                                                                  ----------
Building & Materials--4.9%
 Schuller Intl Group, Sr Note, 10.875%, '04                Ba          1,500     1,535,625
 USG Corp., Sr. Note, Series B 9.25%, '01                  B           2,250     2,134,687
                                                                                  ----------
                                                                                 3,670,312
                                                                                  ----------
Entertainment & Leisure--1.1%
 Turner Broadcasting 8.375%, '13 (h)                       Ba            975       787,312
                                                                                  ----------
Hospital Supply--0.7%
 Hallmark Healthcare Sr. Sub Nts 10.625%, '03              B             500       496,250
                                                                                  ----------
                      See Notes to Financial Statements

                                      2-10

                                  BOND SERIES
                                                          MOODY'S
                                                            BOND       PAR
                                                           RATING     VALUE
                                                       (Unaudited)    (000)      VALUE(a)
                                                       -----------    ------    ------------
Natural Gas--1.3%
 Transco Energy 9.625%, '00                                Ba         $  950    $   975,644
                                                                                  ----------
Non-Agency Mortgage Backed Securities--16.0%
 Chase Mortgage Finance Corp. Pooled 8.02%, '22            AA(f)         958        887,582
 Kearny Street 93-1,A Float 7.089%, '00                    AA (e)        253        252,704
 KPAC 7.18%, '05                                           BBB(e)        500        443,750
 Nomura Asset Sec Corp 94-MD2,A6, Float 7.14%, '03         A (f)       1,676      1,674,639
 Prudential Home Mortgage 144A 6.641%, '23 (c), (d)        NR          1,500      1,280,156
 Residential Funding Corp. 9.50%, '21                      A2            442        433,451
 Resolution Trust Corp. 7.90%, '23                         Aa          1,834      1,793,184
 Resolution Trust Corp. 6.55%, '24                         AAA         1,629      1,508,990
 Resolution Trust Corp. 8%, '26                            BBB(e)      1,985      1,768,441
 Resolution Trust Corp. 8%, '25                            BBB(e)        998        884,794
 Ryland Mortgage Securities Corp. 8.33%, '30               A- (e)      1,092      1,025,138
                                                                                  ----------
                                                                                 11,952,829
                                                                                  ----------
Oil--0.7%
 Union Texas Petroleum 8.25%, '99                          Ba            500        488,750
                                                                                  ----------
Paper & Forest Products--1.0%
 SD Warren Co. Sr Sub Nts 144A 12%, '04 (d)                B             750        770,625
                                                                                  ----------
Publishing, Broadcasting & Printing--1.3%
 SCI Television, Sr Note 11%, '05                          B             459        464,738
 Univision Television, Sr Sub Notes 11.75%, '01            B             500        529,375
                                                                                  ----------
                                                                                    994,113
                                                                                  ----------
Retail--5.4%
 Federated Dept Store W. I. 10%, '02 (g)                   Ba          4,000      4,030,000
                                                                                  ----------
Retail--Food--3.7%
 Curtice-Burns Foods, Inc. 144A 12.75%, '05 (d)            B           2,750      2,787,813
                                                                                  ----------
Retail--Food Service--0.1%
 ARA Services, Inc. 10.625%, '00                           Ba             54         56,363
                                                                                  ----------
Telecommunications Equipment--1.7%
 Nextel Comm. Sr Disc. Note (0%, '99), 9.75%, '04          B           1,000        355,000
 Panamsat L.P. Sr Sub Note (0%, '98), 11.375%, '03         B           1,500        933,750
                                                                                  ----------
                                                                                  1,288,750
                                                                                  ----------
TOTAL NON-CONVERTIBLE BONDS
(Identified cost $31,599,162)                                                    30,396,533
                                                                                  ----------
FOREIGN NON-CONVERTIBLE BONDS--15.3%
Argentina--1.4%
 Transport De Gas 144A 7.75%, '98 (d)                      NR          1,250      1,037,500
                                                                                  ----------
Brazil--1.2%
 Aracruz Celulose 10.375%, '02                             NR          1,000        917,500
                                                                                  ----------
Canada--1.8%
 Videotron Groupe Ltd. 10.25%, '02                         Ba          1,400      1,375,500
                                                                                  ----------
Chile--2.2%
 CSAV 144A 7.375%, '03 (d)                                 BBB(e)      2,000      1,650,000
                                                                                  ----------
Columbia--2.6%
 Centragas Yankee 144A 10.65%, '10 (d)                     BBB-(e)     2,000      1,905,000
                                                                                  ----------
Indonesia--1.9%
 P.T. Polysindo Sr. Note 13%, '01                          B           1,500      1,455,000
                                                                                  ----------

Mexico--2.5%
 Fomento Economico Mexicano 144A 9.50%, '97 (d)            NR         $1,000    $   920,000
 Grupo Embotellador 144A 10.75%, '97 (d)                   NR          1,000        957,500
                                                                                  ----------
                                                                                  1,877,500
                                                                                  ----------
Philippines--1.7%
 Subic Power Corp. 144A 9.50%, '08 (d)                     NR          1,466      1,231,020
                                                                                  ----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
(Identified cost $12,295,625)                                                    11,449,020
                                                                                  ----------
FOREIGN GOVERNMENT SECURITIES--7.6%
Argentina--1.2%
 Argentina BOC Trust Series Euro 144A 13.375%, '01 (d)     NR            500        422,500
 Republic of Argentina 8.375%, '03                         B             700        498,750
                                                                                  ----------
                                                                                    921,250
                                                                                  ----------
Brazil--2.3%
 Republic of Brazil Par YL4, (4%, '95), 6%, '24            NR          1,000        408,125
 Republic of Brazil EI-L Euro Floater 6.6875%, '06         NR          2,000      1,341,250
                                                                                  ----------
                                                                                  1,749,375
                                                                                  ----------
Costa Rica--1.7%
 Central Bank of Costa Rica, 6.25%, '10                    NR          2,200      1,232,000
                                                                                  ----------
Ecuador--0.5%
 Republic of Ecuador, PDI, WI, Euro,
   Floater 0%, '14 (g)                                     NR          1,000        370,000
                                                                                  ----------

                                                          MOODY'S
                                                            BOND       PAR
                                                           RATING     VALUE
                                                       (Unaudited)    (000)      VALUE(a)
                                                       -----------    ----      ----------
Poland--1.9%
 Poland Discount Global Euro Floater 6.812%, '24           NR         1,500      1,080,000
 Poland Global Reg'd Par (2.75%, '96) 5%, '24              NR         1,000        326,250
                                                                                 ----------
                                                                                 1,406,250
                                                                                 ----------
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified cost $5,864,176)                                                     5,678,875
                                                                                 ----------
MUNICIPAL TAX-EXEMPT BONDS--16.1%
California--1.1%
 San Diego, California 5%, '13                             Aaa        1,000        805,000
                                                                                 ----------
Colorado--0.5%
 Colorado Springs, Co Util Ref A 5.125%, '23               Aa           425        334,688
                                                                                 ----------
Florida--4.4%
 Florida State Turnpike Authority 5%, '14                  Aaa          450        373,500
 Jacksonville Electric Authority Rev 5.25%, '21            Aa         1,000        825,000
 Orlando & Orange County Expwy Rev 5.25%, '23              Aaa          425        350,094
 Orlando Utility Water/Electric Rev A 5.25%, '23           Aa           500        405,000
 Palm Beach Waste Rev Proj B 10.50%, '11                   NR         1,500      1,365,000
                                                                                 ----------
                                                                                 3,318,594
                                                                                 ----------
Indiana--0.8%
 Indiana Trans Fin Hwy Authority Rev
  Series A 5.25%, '15                                      Aaa          700        576,625
                                                                                 ----------
Michigan--0.2%
 Brighton School District 0%, '18                          Aaa          600        121,500
                                                                                 ----------

                      See Notes to Financial Statements

                                       2-11

                                  BOND SERIES

                                                          MOODY'S
                                                            BOND       PAR
                                                           RATING     VALUE
                                                       (Unaudited)    (000)      VALUE(a)
                                                       -----------    ------     --------
New York--1.0%
  New York Gov. Assistance Series E 5%, '21                A         $ 1,000    $   777,500
                                                                                  ----------
Pennsylvania--2.4%
  Pennsylvania Financial Development 6.75%, '07            NR          1,950      1,823,250
                                                                                  ----------
South Carolina--0.7%
  Spartanburg County Solid Waste Rev 7.55%, '24            NR            500        499,375
                                                                                  ----------
Texas--1.8%
  Lower Colorado River 5.30%, '06                          Aaa           550        504,625
  Lower Colorado River Authority Rev 5.25%, '15            Aaa         1,000        837,500
                                                                                  ----------
                                                                                  1,342,125
                                                                                  ----------
Virginia--1.9%
  Pittsylvania County Series B 7.65%, '10                  NR          1,500      1,438,124
                                                                                  ----------
Wisconsin--1.3%
  Wisconsin State G.O. 4.50%, '03                          Aa            400        347,000
  Wisconsin State G.O. 4.85%, '06                          Aa            750        655,312
                                                                                  ----------
                                                                                  1,002,312
                                                                                  ----------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(Identified cost $12,587,154)                                                    12,039,093
                                                                                  ----------
                                                                     SHARES
                                                                     ------
CONVERTIBLE PREFERRED STOCK--2.2%
Metals & Mining--2.2%
  Freeport-McMoRan Copper Cv. Pfd. 5%                                 78,000      1,618,500
                                                                                  ----------

                                                                      SHARES     VALUE(a)
                                                                      ------   ------------
TOTAL CONVERTIBLE PREFERRED STOCK
(Identified cost $1,828,122)                                                    $ 1,618,500
                                                                                  ----------
PREFERRED STOCK--1.0%
Paper & Forest Products--1.0%
  SD Warren Co., Pfd Unit 144A PIK (d)                                30,000        780,000
                                                                                  ----------
TOTAL PREFERRED STOCK
(Identified cost $750,000)                                                          780,000
                                                                                  ----------
TOTAL U.S. GOVERNMENT SECURITIES, NON-CONVERTIBLE
& FOREIGN NON-CONVERTIBLE BONDS, FOREIGN GOVERNMENT
SECURITIES, MUNICIPAL TAX-EXEMPT BONDS, CONVERTIBLE
PREFERRED & PREFERRED STOCKS--95.2%
(Identified cost $74,389,679)                                                    71,107,485
                                                                                  ----------

                                                          MOODY'S
                                                           BOND        PAR
                                                          RATING      VALUE
SHORT-TERM OBLIGATIONS--10.3%                          (Unaudited)    (000)
                                                       -----------    -----
Commercial Paper--6.2%
  Goldman Sachs Co. 6.20%, 1-3-95                            P-1     $2,675       2,674,079
  Philip Morris Cos. 5.90%, 1-4-95                           P-1      1,950       1,949,041
                                                                                 ------------
                                                                                  4,623,120
                                                                                 ------------
Federal Agency Securities--4.1%
  Student Loan Marketing Assn. 5.65%, 1-3-95                          3,040       3,039,046
                                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $7,662,166)                                                      7,662,166
                                                                                 ------------
TOTAL INVESTMENTS--105.5%
(Identified cost $82,051,845)                                                    78,769,651(b)
Cash and receivables, less liabilities--(5.5)%                                   (4,083,623)
                                                                                 ------------
NET ASSETS--100.0%                                                              $74,686,028
                                                                                 ============

(a) See Security Valuation under Note 2 of Notes to Financial Statements.
(b) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $567,864 and gross depreciation of $3,797,629 for income tax purposes. At December 31, 1994 the aggregate cost of securities for federal income tax purposes was $81,999,416.
(c) Private Placement.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At December 31, 1994, these securities amounted to a value of $13,742,114 or 18.4% of net assets.
(e) As rated by Standard & Poor's.
(f) As rated by Fitch.
(g) When-issued security. See Note 2.
(h) These securities have been segregated for securities purchased on a when-issued basis. See Note (g).

                       See Notes to Financial Statements
                                      2-12

                                  BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

Assets
 Investment securities at value (Identified cost $82,051,845)               $78,769,651
 Receivable for investment securities sold                                    4,273,542
 Investment income receivable                                                 1,076,816
 Tax reclaim receivable                                                          56,499
                                                                              ----------
  Total assets                                                               84,176,508
                                                                              ----------
Liabilities
 Cash overdraft                                                               1,174,367
 Payable for investment securities purchased                                  8,274,307
 Investment advisory fee                                                         32,309
 Administration fee                                                               3,658
 Accrued expenses                                                                 5,839
                                                                              ----------
  Total liabilities                                                           9,490,480
                                                                              ----------
Net Assets                                                                  $74,686,028
                                                                              ==========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                           $81,108,695
 Undistributed net investment income                                             23,073
 Accumulated net realized losses                                             (3,163,546)
 Net unrealized depreciation                                                 (3,282,194)
                                                                              ----------
Net Assets                                                                  $74,686,028
                                                                              ==========
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization                                                               8,315,737
                                                                              ==========
Net asset value and offering price per share                                      $8.98
                                                                              ==========

STATEMENT OF OPERATIONS
For the year ended December 31, 1994

Investment Income
 Interest                                                                   $ 6,113,619
 Dividends                                                                      106,220
                                                                              ----------
  Total investment income                                                     6,219,839
                                                                              ----------
Expenses
 Investment advisory fee                                                        375,544
 Administration fee                                                              45,065
 Trustees' fee                                                                   13,527
 Custodian                                                                       60,393
 Audit                                                                            6,632
 Printing                                                                         6,769
 Other                                                                           32,962
                                                                              ----------
  Total expenses                                                                540,892
  Less expenses borne by investment adviser                                     (47,356)
                                                                              ----------
  Net expenses                                                                  493,536
                                                                              ----------
  Net investment income                                                       5,726,303
                                                                              ----------
Net Realized and Unrealized Gain (Loss) on Investments
  Net realized loss from investment transactions                             (4,421,816)
                                                                              ----------
 Net unrealized appreciation (depreciation) of investment securities
  Beginning of period                                                         2,288,645
  End of period                                                              (3,282,194)
                                                                              ----------
 Net change in unrealized depreciation                                       (5,570,839)
                                                                              ----------
 Net realized and unrealized loss on investments                             (9,992,655)
                                                                              ----------
 Net decrease in net assets resulting from operations                       $(4,266,352)
                                                                              ==========

                       See Notes to Financial Statements
                                      2-13

                                  BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Year            Year
                                                                                   Ended           Ended
                                                                                 12/31/94        12/31/93
                                                                                -----------   -------------
From Operations
 Net investment income                                                         $  5,726,303    $  4,017,024
 Net realized (loss) gain on securities                                          (4,421,816)      2,862,522
 Net change in unrealized (depreciation) appreciation                            (5,570,839)      1,411,512
                                                                                  ---------      -----------
 Net (decrease) increase in net assets resulting from operations                 (4,266,352)      8,291,058
                                                                                  ---------      -----------
From Distributions to Shareholders
 Net investment income ($0.73 and $0.66 per share, respectively)                 (5,746,498)     (4,027,774)
 Net realized gains ($0 and $0.15 per share, respectively)                               --      (1,093,428)
                                                                                  ---------      -----------
 Decrease in net assets resulting from distributions to shareholders             (5,746,498)     (5,121,202)
                                                                                  ---------      -----------
From Shares of Beneficial Interest Transactions
 Proceeds from sales of shares (4,380,630 and 5,116,613 shares,
  respectively)                                                                  42,304,393      52,504,477
 Net asset value of shares issued in conjunction with reinvestment of distributions of net  investment income (617,518 and 394,954 shares,
  respectively)                                                                   5,746,498       4,027,774
 Net asset value of shares issued in conjunction with reinvestment of
  distributions of net  realized gains (0 and 106,468 shares, respectively)              --       1,093,428
 Cost of shares repurchased (4,414,044 and 2,385,468 shares, respectively)      (42,745,168)    (24,492,115)
                                                                                  ---------      -----------
  Increase in net assets resulting from share transactions                        5,305,723      33,133,564
                                                                                  ---------      -----------
 Net (decrease) increase in net assets                                           (4,707,127)     36,303,420
Net Assets
 Beginning of period                                                             79,393,155      43,089,735
                                                                                  ---------      -----------
 End of period (including undistributed net investment income of $23,073 and
  $879,228, respectively)                                                      $ 74,686,028    $ 79,393,155
                                                                                  =========      ===========

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                  Year Ended December 31,
                                               1994          1993          1992          1991          1990
                                            ----------    ----------    ----------   ----------    ------------
Net asset value, beginning of period          $10.27        $ 9.58        $ 9.33        $ 8.48        $ 8.85
Income from investment operations
 Net investment income                          0.72(1)       0.66(1)       0.66          0.74          0.80
 Net realized and unrealized (loss) gain       (1.28)         0.84          0.25          0.85         (0.37)
                                               --------      --------     --------      --------     ----------
  Total from investment operations             (0.56)         1.50          0.91          1.59          0.43
                                               --------      --------     --------      --------     ----------
Less distributions
 Dividends from net investment income          (0.73)        (0.66)        (0.66)        (0.74)        (0.80)
 Dividends from net realized capital
  gains                                           --         (0.15)           --            --            --
                                               --------      --------     --------      --------     ----------
  Total distributions                          (0.73)        (0.81)        (0.66)        (0.74)        (0.80)
                                               --------      --------     --------      --------     ----------
Change in net asset value                      (1.29)         0.69          0.25          0.85         (0.37)
                                               --------      --------     --------      --------     ----------
Net asset value, end of period                $ 8.98        $10.27        $ 9.58        $ 9.33        $ 8.48
                                               ========      ========     ========      ========     ==========
Total return                                   -5.47%        15.90%        10.03%        19.41%         5.14%
Ratios/supplemental data:
Net assets, end of period (thousands)        $74,686       $79,393       $43,090       $21,957       $13,558
Ratio to average net assets of:
 Operating expenses                             0.66%         0.65%         0.50%         0.50%         0.50%
 Net investment income                          7.62%         6.71%         7.47%         8.65%         9.26%
Portfolio turnover rate                          181%          169%          166%          269%          318%

(1) Includes reimbursement of operating expenses by investment adviser of $0.006 and $0.005 per share, respectively.
The components of income from investment operations are calculated based on the average number of shares outstanding at each quarter end.

                      See Notes to Financial Statements
                                      2-14

                             TOTAL RETURN SERIES

   The U.S. stock market had a difficult year in 1994, and the bond market had one of its worst years in decades. The bond market registered declines ranging from 3.8% on intermediate Treasury bonds to 7.50% on long-term Treasuries. The Standard & Poor's 500, which is the most representative index for stocks, increased 1.3% in 1994. Many international stock markets posted double digit declines.

   For our Total Return Series, we compare ourselves against other total return funds as embodied in the Lipper Analytical Service flexible fund category. In 1994 the fund declined 1.45% compared to a 2.65% decline for the average flexible fund.

   The fund benefited from a lack of exposure to bonds early in the year, and a lack of exposure to international markets, such as Mexico.

   Unlike last year when we entered the year with 2% in bonds, we begin 1995 with some 20% in bonds. The increase in yields during 1994 have made bond returns more attractive from a risk/return perspective. All our bonds are U.S. Treasuries, and unlike many flexible funds, we engage in no derivatives, structured notes or other illiquid, not publicly prices issues. If interest rates increase further in 1995, we are likely to add to our existing bond allocation. As the Federal Reserve tightens monetary policy in 1995, we expect intermediate and long-term Treasuries to post significantly better returns than 1994.

   The long-term outlook for stocks is improving due to the combination of recent subpar market performance and rising earnings. This has improved the overall valuation of stocks. The short-term outlook, however, remains problematic. The huge cash inflows into equity mutual funds is slowing as short term interest rates provide more competitive returns. Secondly, the U.S. economy has reached a stage of expansion where corporate earnings become more labored. We believe, however, that several areas of speculative excess have gradually been squeezed out of the market over the past several years starting with the decline in biotechnology stocks through the recent decline in Mexican stocks. Thus, we are more receptive to increasing our equity allocation as opportunities develop. We expect equity returns in 1995 to exceed last year's returns.

   In brief, we have maintained a cautious asset allocation in our Fund over the past three years. We expect that the next two years will produce better returns in the bond and stock markets.

   Thank you for your continued confidence and participation in the Fund.

[LINE DATA]

Average Annual Total Return:
 1 Year Ending 12/31/94          -1.45%
 5 Years Ending 12/31/94         10.61%
10 Years Ending 12/31/94         12.89%

                                               Lipper
                Total                        Analytical
               Return         S&P 500          Service
               Series      Stock Index*     Flexible Fund**
               -------     ------------     ---------------
12/31/84        10,000         10,000          10,000
12/31/85        12,716         13,164          12,043
12/31/86        14,701         15,615          13,789
12/31/87        16,550         16,423          14,689
12/31/88        16,936         19,133          15,810
12/31/89        20,303         25,177          18,490
12/31/90        21,444         24,393          18,466
12/31/91        27,757         31,792          23,022
12/31/92        30,719         34,211          24,767
12/31/93        34,104         37,644          27,712
12/31/94        33,609         38,155          26,978

This chart assumes an initial gross investment of $10,000 made on 12/31/84. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

   *The S&P 500 Stock Index is an unmanaged but commonly used measure of stock total return performance.

   **The Lipper Analytical Services Flexible Fund category is composed of 223 funds and is based on reinvestment of all distributions.

                        See Notes to Financial Statements
                                      2-15

                              TOTAL RETURN SERIES
                           SCHEDULE OF INVESTMENTS
                              December 31, 1994

                                                STANDARD
                                                & POOR'S      PAR
                                                 RATING      VALUE
                                              (Unaudited)    (000)       VALUE((a))
                                                 --------    -------   -------------
U.S. GOVERNMENT SECURITIES--18.6%
U.S. TREASURY BONDS--9.6%
  U.S. Treasury Bonds 7.875%, '04                  AAA      $17,000     $17,047,787
  U.S. Treasury Bonds 7.50%, '24                   AAA       11,300      10,802,077
                                                                          -----------
                                                                         27,849,864
                                                                          -----------
U.S. TREASURY NOTES--9.0%
  U.S. Treasury Notes 7.25%, '96                   AAA        7,000       6,940,710
  U.S. Treasury Notes 7.375%, '97                  AAA        7,000       6,918,590
  U.S. Treasury Notes 6.50%, '99                   AAA       12,800      12,161,920
                                                                          -----------
                                                                         26,021,220
                                                                          -----------
TOTAL U.S. GOVERNMENT SECURITIES
(Identified cost $54,288,463)                                            53,871,084
                                                                          -----------

                                                               SHARES
                                                               ------
COMMON STOCKS--28.8%
Advertising--2.4%
  Interpublic Group Companies, Inc.                           108,400     3,482,350
  Omnicom Group, Inc.                                          65,000     3,363,750
                                                                           ---------
                                                                          6,846,100
                                                                           ---------
Beverages--0.5%
  Coca-Cola Co.                                                25,000     1,287,500
                                                                           ---------

Chemical--Specialty--0.6%
  Loctite Corp.                                                40,000     1,860,000
                                                                           ---------

Computer Software & Services--2.1%
  General Motors Corp. Class E                                156,400     6,021,400
                                                                           ---------

Cosmetics & Soaps--0.5%
  Procter & Gamble Co.                                         25,000     1,550,000
                                                                           ---------

Drugs--0.9%
  Schering-Plough Corp.                                        20,000     1,480,000
  Warner-Lambert Co.                                           14,000     1,078,000
                                                                           ---------
                                                                          2,558,000
                                                                           ---------
Electrical Equipment--0.8%
  Emerson Electric Co.                                         37,000     2,312,500
                                                                           ---------

Entertainment & Leisure--1.6%
  Walt Disney Co.                                             101,700     4,690,912
                                                                           ---------
Food--0.9%
  Campbell Soup Co.                                            61,100     2,696,038
                                                                           ---------
Hospital Supply--1.4%
  Abbott Labs                                                  42,000     1,370,250
  Johnson & Johnson                                            40,000     2,190,000
  Medtronic, Inc.                                               8,000       445,000
                                                                           ---------
                                                                          4,005,250
                                                                           ---------
Lodging & Restaurants--3.0%
  Marriott International, Inc.                                 72,100     2,027,812
  McDonald's Corp.                                            230,000     6,727,500
                                                                           ---------
                                                                          8,755,312
                                                                           ---------
Miscellaneous--3.5%
  Eastman Kodak Co.                                           119,000     5,682,250
  Minnesota Mining & Manufacturing Co.                         83,000     4,430,125
                                                                           ---------
                                                                         10,112,375
                                                                           ---------
Office & Business Equipment--0.6%
  Xerox Corp.                                                  17,800     1,762,200
                                                                           ---------

                                                              SHARES      VALUE(a)
                                                               ------   -----------
Professional Services--0.1%
  First Data Systems Corp.                                      7,700    $   364,788
                                                                           ---------

Publishing, Broadcasting & Printing--5.4%
  CBS, Inc.                                                    96,500      5,343,688
  Capital Cities/ABC, Inc.                                     35,000      2,983,750
  Gannett, Inc.                                               135,000      7,188,750
                                                                           ---------
                                                                          15,516,188
                                                                           ---------
Retail--1.9%
  Federated Department Stores, Inc.(c)                         84,400      1,624,700
  Toys R Us(c)                                                 32,000        976,000
  Wal-Mart Stores, Inc.                                       140,000      2,975,000
                                                                           ---------
                                                                           5,575,700
                                                                           ---------
Retail--Food--0.4%
  Sysco Corp.                                                  40,000      1,030,000
                                                                           ---------
Telecommunications Equipment--0.9%
  Motorola, Inc.                                               45,000      2,604,375
                                                                           ---------
Utility--Telephone--1.3%
  Airtouch Communications, Inc.(c)                            126,000      3,669,750
                                                                           ---------
TOTAL COMMON STOCKS
(Identified cost $80,950,246)                                             83,218,388
                                                                           ---------
FOREIGN COMMON STOCKS--5.6%
  Beverages--1.0%
  LVMH Moet Hennessy FRF10 (France)                            18,500      2,922,260
                                                                           ---------
Conglomerates--0.3%
  Grupo Carso (Mexico),(c)                                    130,000        963,300
                                                                           ---------
Machinery--0.7%
  Fanuc (Japan)                                                45,000      2,115,450
                                                                           ---------
Retail--1.0%
  Hennes & Mauritz (Sweden)                                    55,000      2,818,750
                                                                           ---------
Telecommunications Equipment--1.0%
  Ericsson L.M. Telephone Co. Class B. ADR (Sweden)            52,000      2,866,500
                                                                           ---------
Utility--Electric--0.6%
  Huaneng Power International, Inc. ADR (China),(c)           101,800      1,501,550
                                                                           ---------
Utility--Telephone--1.0%
  Vodafone Group PLC ADR (United Kingdom)                      85,000      2,858,125
                                                                           ---------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $17,083,023)                                             16,045,935
                                                                           ---------
TOTAL U.S. GOVERNMENT SECURITIES, COMMON
AND FOREIGN COMMON STOCKS--53.0%
(Identified cost $152,321,732)                                           153,135,407
                                                                           ---------

                                                     STANDARD
                                                     & POOR'S     PAR
                                                      RATING     VALUE
                                                  (Unaudited)    (000)
                                                      --------    -----
SHORT-TERM OBLIGATIONS--46.8%
Commerical Paper--26.0%
  Exxon Imperial U.S., Inc. 5.95%, 1-5-95                A-1+     $6,500    6,495,703
  Amoco Co. 5.90%, 1-6-95                                A-1+      2,784    2,781,719
  Wisconsin Electric Power Co. 5.90%, 1-9-95             A-1+      4,455    4,449,159
  BellSouth Capital Funding Corp. 5.70%, 1-10-95         A-1+      5,000    4,992,875
  Gannett Co. 5.85%, 1-11-95 (d)                         A-1+      6,360    6,349,665
  General Re Corp. 5.97%, 1-11-95                        A-1+      2,370    2,366,070
  BellSouth Telecommunications, Inc. 5.80%, 1-12-95      A-1+      6,000    5,989,366

                      See Notes to Financial Statements
                                      2-16

                               TOTAL RETURN SERIES

                                                     STANDARD
                                                     & POOR'S     PAR
                                                      RATING     VALUE
                                                  (Unaudited)    (000)      VALUE(a)
                                                      --------    -----   -------------
Commercial Paper--continued
  Exxon Imperial U.S., Inc. 5.825%, 1-12-95              A-1+    $ 1,115     $ 1,113,015
  Anheuser-Busch Cos., Inc. 5.925%, 1-17-95              A-1+      5,000       4,986,834
  Anheuser-Busch Cos., Inc. 6.02%, 1-18-95               A-1+      6,175       6,157,446
  BellSouth Telecommunications, Inc. 5.68%, 1-18-95      A-1+      3,020       3,011,900
  Southwestern Bell Telephone 5.85%, 1-19-95             A-1+      5,475       5,458,985
  Philip Morris Cos. 5.78%, 1-20-95                      A-1       3,495       3,484,339
  Goldman Sachs Co. 6%, 1-24-95                          A-1+      5,710       5,688,112
  Campbell Soup Co. 5.80%, 1-26-95                       A-1+     10,000       9,959,722
  Minnesota Mining & Manufacturing 5.87%, 1-30-95        A-1+      2,000       1,990,543
                                                                             -----------
                                                                              75,275,453
                                                                             -----------

                                                                  PAR
                                                                 VALUE
                                                                 (000)      VALUE(a)
                                                                 -----   -------------
Federal Agency Securities--20.8%
  Federal Home Loan Mortgage 5.90%, 1-3-95                       $ 6,925    $  6,922,730
  Student Loan Marketing Assn. 5.75%, 1-4-95                       5,255       5,252,482
  Federal Farm Credit Bank 5.87%, 1-6-95                           4,800       4,796,086
  Federal National Mortgage Assn. 5.95%, 1-9-95                    4,000       3,994,711
  Federal Home Loan Mortgage 5.94%, 1-13-95                       10,810      10,788,596
  Tennessee Valley Authority 5.90%, 1-19-95                        6,000       5,982,300
  Federal Home Loan Banks 5.95%, 1-23-95                           5,350       5,330,547
  Federal Home Loan Banks 5.93%, 1-25-95                           2,960       2,948,298
  Federal National Mortgage Assn. 5.85%, 2-1-95                    1,465       1,457,620
  Federal Farm Credit Bank 6%, 2-2-95                              3,730       3,710,107
  Federal National Mortgage Assn. 5.95%, 2-17-95                   4,915       4,876,820
  Federal National Mortgage Assn. 6.51%, 6-29-95                   4,255       4,117,269
                                                                              -----------
                                                                              60,177,566
                                                                              -----------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $135,453,019)                                               135,453,019
                                                                              -----------
TOTAL INVESTMENTS--99.8%
(Identified cost $287,774,751)                                               288,588,426(b)
Cash and receivables, less liabilites--0.2%                                      494,965
                                                                              -----------
NET ASSETS--100.0%                                                          $289,083,391
                                                                              ===========


(a) See Security Valuation under Note 2 of Notes to Financial Statements.
(b) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,733,931 and gross depreciation of $4,064,348 for income tax purposes. At December 31, 1994 the aggregate cost of securities for federal income tax purposes was $287,918,843.
(c) Non-income producing.
(d) Security is a private placement and represents 2.2% (at market value) of the net assets at December 31, 1994. The security was purchased on December 8, 1994, with a cost of $6,324,861. The Series will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of this security.
ADR--American Depository Receipt

                      See Notes to Financial Statements
                                      2-17

                              TOTAL RETURN SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

Assets
 Investment securities at value (Identified cost $287,774,751)                     $288,588,426
 Cash                                                                                    74,313
 Investment income receivable                                                           689,164
                                                                                     -----------
  Total assets                                                                      289,351,903
                                                                                     -----------
Liabilities
 Investment advisory fee                                                                173,437
 Administration fee                                                                      14,601
 Trustees' fee                                                                            9,315
 Accrued expenses                                                                        71,159
                                                                                     -----------
  Total liabilities                                                                     268,512
                                                                                     -----------
Net Assets                                                                         $289,083,391
                                                                                     ===========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                                  $288,414,648
 Distributions in excess of net investment income                                       (22,102)
 Accumulated net realized losses                                                       (122,830)
 Net unrealized appreciation                                                            813,675
                                                                                     -----------
Net Assets                                                                         $289,083,391
                                                                                     ===========
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization                                                                      22,791,111
                                                                                     ===========
Net asset value and offering price per share                                             $12.68
                                                                                     ===========


STATEMENT OF OPERATIONS
For the year ended December 31, 1994

Investment Income
 Dividends                                                                         $  2,026,632
 Interest                                                                             7,541,388
                                                                                     -----------
  Total investment income                                                             9,568,020
                                                                                     -----------
Expenses
 Investment advisory fee                                                              1,648,730
 Administration fee                                                                     166,225
 Trustees' fee                                                                           13,527
 Custodian                                                                               46,652
 Audit                                                                                   17,528
 Printing                                                                                61,857
 Other                                                                                  120,905
                                                                                     -----------
  Total expenses                                                                      2,075,424
  Less expenses borne by investment adviser                                             (12,848)
                                                                                     -----------
  Net expenses                                                                        2,062,576
                                                                                     -----------
  Net investment income                                                               7,505,444
                                                                                     -----------
Net Realized and Unrealized Gain (Loss) on Investments
  Net realized loss from investment transactions                                     (3,638,256)
                                                                                     -----------
 Net realized loss on foreign currency and foreign currency related
  transactions                                                                         (130,541)
                                                                                     -----------
 Net unrealized appreciation (depreciation) of investment securities
  Beginning of period                                                                 8,187,979
  End of period                                                                         813,675
                                                                                     -----------
 Net change in unrealized depreciation                                               (7,374,304)
                                                                                     -----------
Net realized and unrealized loss on investments                                     (11,143,101)
                                                                                     -----------
Net decrease in net assets resulting from operations                               $ (3,637,657)
                                                                                     ===========

                       See Notes to Financial Statements
                                      2-18

                              TOTAL RETURN SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year            Year
                                                                                     Ended           Ended
                                                                                   12/31/94        12/31/93
                                                                                  -----------   -------------
From Operations
 Net investment income                                                           $  7,505,444    $  3,743,095
 Net realized (loss) gain on securities                                            (3,638,256)     17,421,132
 Net realized loss on foreign currency and foreign currency related
  transactions                                                                       (130,541)             --
 Net change in unrealized depreciation                                             (7,374,304)        (40,889)
                                                                                    ---------      -----------
  Net (decrease) increase in net assets resulting from operations                  (3,637,657)     21,123,338
                                                                                    ---------      -----------
From Distributions to Shareholders
 Net investment income ($0.37 and $0.23 per share, respectively)                   (7,923,603)     (3,713,654)
 Net realized gains ($0.46 and $0.32 per share, respectively)                      (9,607,065)     (5,146,543)
                                                                                    ---------      -----------
 Decrease in net assets resulting from distributions to shareholders              (17,530,668)     (8,860,197)
                                                                                    ---------      -----------
From Shares of Beneficial Interest Transactions
 Proceeds from sales of shares (6,357,542 and 6,738,361 shares, respectively)      84,155,117      90,685,833
 Net asset value of shares issued in conjunction with the reinvestment of distributions of  net investment income (616,310 and 274,890 shares,
  respectively)                                                                     7,923,603       3,713,654
 Net asset value of shares issued in conjunction with the reinvestment of distributions of  net realized gains (751,139 and 383,492 shares,
  respectively)                                                                     9,607,065       5,146,543
 Cost of shares repurchased (3,611,175 and 1,442,456 shares, respectively)        (47,445,390)    (19,425,620)
                                                                                    ---------      -----------
  Increase in net assets resulting from share transactions                         54,240,395      80,120,410
                                                                                    ---------      -----------
 Net increase in net assets                                                        33,072,070      92,383,551
Net Assets
 Beginning of period                                                              256,011,321     163,627,770
                                                                                    ---------      -----------
 End of period (including distributions in excess of net investment income and undistributed net investment income of $22,102 and $795,544,
  respectively)                                                                  $289,083,391    $256,011,321
                                                                                    =========      ===========

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                            Year Ended December 31,
                                                      1994         1993         1992        1991        1990
                                                    ---------   ---------    ---------     --------    --------
Net asset value, beginning of period                 $13.71       $12.86       $12.97      $11.07       $11.05
Income from investment operations
 Net investment income                                 0.36(1)      0.23         0.37        0.42         0.58
 Net realized and unrealized (loss) gain              (0.56)        1.17         0.99        2.76         0.02
                                                      -------      -------      -------      ------      ------
  Total from investment operations                    (0.20)        1.40         1.36        3.18         0.60
                                                      -------      -------      -------      ------      ------
Less distributions
 Dividends from net investment income                 (0.37)       (0.23)       (0.37)      (0.42)       (0.58)
 Dividends from net realized gains                    (0.46)       (0.32)       (1.10)      (0.86)        --
                                                      -------      -------      -------      ------      ------
  Total distributions                                 (0.83)       (0.55)       (1.47)      (1.28)       (0.58)
                                                      -------      -------      -------      ------      ------
Change in net asset value                             (1.03)        0.85        (0.11)       1.90         0.02
                                                      -------      -------      -------      ------      ------
Net asset value, end of period                       $12.68       $13.71       $12.86      $12.97       $11.07
                                                      =======      =======      =======      ======      ======
Total return                                          -1.45%       11.02%       10.67%      29.44%        5.62%
Ratios/supplemental data:
Net assets, end of period (thousands)              $289,083     $256,011     $163,628     $98,415      $62,839
Ratio to average net assets of:
 Operating expenses                                    0.74%        0.74%        0.50%       0.50%        0.50%
 Net investment income                                 2.71%        1.82%        2.90%       3.48%        5.39%
Portfolio turnover rate                                 220%         269%         326%        255%         302%

(1) Includes reimbursement of operating expenses by investment adviser of $0.001 per share.
The components of income from investment operations are calculated based on the average number of shares outstanding at each quarter end.

                       See Notes to Financial Statements
                                      2-19

                              INTERNATIONAL SERIES

   Most global markets experienced difficulty in 1994 after the U.S. Federal Reserve began raising interest rates in February. The economic recovery which was well established in the U.S. spread to the hard core markets of Europe. Growth throughout the year was better than initially expected, causing estimates for both 1994 and 1995 GDP to be continually revised upward. Earnings were generally in line with expectations, although companies closer to the consumer experienced very sluggish conditions, while those exposed to basic and industrial goods saw better demand and better pricing for their products. Asia and Latin America continued to expand faster than the developed world; however, their link to the U.S. dollar and U.S. interest rates has hampered their markets' performance. The exception to solid economic growth in 1994 was Japan. It provided both the best stock market performance and the worst economic performance--both economic and corporate profits projections were scaled back continually over the course of the year. The economy has bottomed, but is recovering very slowly, hampered by the strong yen and weak domestic consumption.

   The fund rose 0.03% over the fiscal year ending December 31, 1994 vs. the MSCIP EAFE index which rose 7.8% (in U.S.$) and the Lipper International Fund subgroup which fell -0.71%. The Japanese market was the major contributor to the EAFE index, increasing 21.4% in U.S. dollars and 8.6% when measured in yen. Excluding Japan, the rest of the index declined 1.1% in U.S. dollar terms. Apart from the currency gain due to the weakness of the U.S. dollar, most markets showed declines when measured in their local currencies. Europe fell 8.5% (+2.3% in $) while the Pacific Basin excluding Japan fell 19.5% (-14.3% in $).

   In local currency terms, the best performing markets other than Japan were Finland (+24.5%), Norway (+11.1%), Italy (+5.7%), and Sweden (+5.5%). The
worst performing markets were Hong Kong (-28.8%), Malaysia (-24.1%), Austria (-16.2%), France (-14.3%), Spain (-12.3%), and the U.K. (-7.0%). The fund was helped by its overweight positions in Finland and Sweden, as well as in Italy earlier in the year. It also benefited by not holding currency hedges, as the dollar was weak throughout most of the year. The fund was hurt by being underweight in Japan in the first two calendar quarters of 1994, and by being more exposed to France than Germany since the French market underperformed the German one for most of the year. Also of benefit was the gradual reaccumulation of Asian stocks in July and August, as those markets began outperforming Japan from that point in time.

   World markets are closely following trends in the United States. As the interest rate curve in the U.S. continues to flatten, foreign bond markets are showing signs of stabilization. However, it is likely that as 1995 wears on, strong growth in Europe will provoke a tightening from those central banks, perhaps as early as the first quarter of 1995. Since long bonds have already risen in lock step with those in the U.S., it seems likely that equity markets will re-focus on earnings growth. We expect that solid economic progress coupled with benefits from restructuring will provide good corporate profits growth in most countries in 1995. In the shorter term, fears of rising interest rates will dominate. However, in 1995 as U.S. growth begins to slow, growth abroad, particularly in Europe and Japan, should accelerate. Asian and Latin markets may make little progress in the near term due to their links with U.S. interest rates and their own strong domestic growth which will continue to put pressure on short-term interest rates. However, Asian markets in particular will provide above average returns over the long-term, and the fund will look for buying opportunities. We recently increased exposure to Japan which had been quite underweight both its benchmark and its peer group. Many Japanese companies and the economy as a whole should see better progress with a slightly weaker yen. Growth in Japan will not be exceptionally strong, but it remains the country with the most overcapacity and the least need to raise interest rates. We think a rising dollar (within its past 1-2 year trading range) is likely as long as the Fed retains its anti-inflation credibility. The fund has begun hedging part of its foreign currency exposure. The current structure of interest rates means we can do so at almost no cost to the fund.

[LINE DATA]
Average Annual Total Return:
1 Year Ending 12/31/94 0.03%
Inception to 12/31/94  6.26%

                              Europe, Australia      EAFE
               International      and the          Excluding
                  Series       Far East (EAFE)*      JAPAN
               -------------  -----------------    ---------
5/1/85            10,000          10,000            10,000
12/31/90           9,190          10,962            10,998
12/31/91          11,008          12,291            12,684
12/31/92           9,589          10,795            12,255
12/31/93          13,275          14,310            16,786
12/31/94          13,279          15,423            16,598


This chart assumes an initial gross investment of $10,000 made on 5/1/90 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Foreign investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risks.

*The Morgan Stanley Capital International EAFE index is an unmanaged but commonly used measure of foreign stock fund performance which includes dividends reinvested. The EAFE index is an aggregate of 15 individual country indexes in Europe, Australia, New Zealand and the Far East.

                      See Notes to Financial Statements
                                      2-20

                              INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                                December 31, 1994

                                                      SHARES       VALUE(a)
                                                      --------   -------------
EQUITIES AND EQUIVALENTS--81.6%
ARGENTINA--0.5%
  Quilmes Industrial SA (Beverages)                     28,000     $   672,000
                                                                    -----------
AUSTRALIA--1.8%
  Broken Hill Proprietary Company, Ltd. (Retail)        67,000       1,017,577
  Woolworths Ltd. (Retail)                             657,000       1,426,931
                                                                    -----------
                                                                     2,444,508
                                                                    -----------
BELGIUM--1.0%
  Arbed SA GDS (Metals & Mining) (c)                     9,000       1,348,728
                                                                    ----------
CHILE--1.1%
  Compania de Telefonos de Chile ADR
   (Utilities--Electric)                                18,000       1,417,500
                                                                   -----------
CHINA--0.8%
  Huaneng Power International, Inc. ADR
   (Utility--Electric) (c)                              75,000       1,106,250
                                                                   -----------
FINLAND--6.4%
  Benefon OY (Electronics) (c)                           6,570       2,148,644
  Nokia AB (Telecommunications Equipment)               36,400       5,360,734
  Valmet (Machinery) (c)                                56,800       1,079,793
                                                                   -----------
                                                                     8,589,171
                                                                   -----------
FRANCE--5.4%
  Cie Francaise de Petroleum TOTAL (Oil)                28,000       1,627,523
  Ecco (Professional Services)                           8,010         951,588
  Ecco Travail Temporaire SA (Professional
   Services)                                            10,060         563,633
  Epeda-Bertrand Faure (Auto Parts)                      6,165       1,047,774
  Moulinex (Household Furniture & Appliances)           33,366         628,344
  Pinault-Printemps, SA (Retail)                         7,668       1,362,127
  Societe Televison Francais 1 (Publishing,
   Broadcasting & Printing)                             12,700       1,152,274
                                                                    -----------
                                                                     7,333,263
                                                                    -----------
GERMANY--3.2%
  Fresenius AG (Medical Technology)                      3,900       1,882,065
  Jungheinrich AG (Machinery)                            4,566       1,045,761
  SAP AG (Computer Software & Services)                  2,400       1,359,484
                                                                    -----------
                                                                     4,287,310
                                                                    -----------
HONG KONG--1.1%
  Hutchison Whampoa (Miscellaneous)                    238,000         962,828
  National Mutual Asia Ltd. (Insurance)                770,000         507,561
                                                                    -----------
                                                                     1,470,389
                                                                    -----------
INDONESIA--1.4%
  PT Astra International Indonesia (Conglomerates)     120,000         229,300
  PT International Bank of Indonesia (Banks)           518,000       1,649,681
                                                                    -----------
                                                                     1,878,981
                                                                    -----------
ITALY--0.9%
  Telecom Italia SPA (Utility--Telephone)              455,000       1,183,603
                                                                    -----------

JAPAN--19.4%
  Amada Metrecs (Machinery)                             68,000       1,165,481
  Canon Sales (Miscellaneous)                           41,000       1,241,054
  Daikin Manufacturing (Auto & Truck Parts)             55,000       1,157,662
  Daiwa Securities Company Ltd. (Financial
   Services)                                           136,000       1,962,915
  Fanuc (Machinery)                                     25,000       1,175,203
  Futaba Industrial (Auto & Truck Parts)                54,000       1,125,789
  Nichiei Company Ltd. (Financial Services)             11,000         705,623
  Nippon Telegraph & Telephone Corp.
   (Utility--Telephone)                                    180       1,589,456
  Nippondenso Co. Ltd. (Auto & Truck Parts)            102,000       2,146,938
  Nisshin Steel Co. Ltd. (Metals & Mining)             344,000       1,730,861
  Omron Corp. (Electrical Equipment)                    68,000       1,254,084
  Rohm Co. (Electronics)                                46,000       1,945,675
  SMC Corp. (Machinery)                                 22,000       1,250,276
  Sankyo Co. Ltd. (Chemical Specialty)                  48,000       1,193,144
  Sega Enterprise (Entertainment & Leisure)             30,000       1,728,977
  Sharp Corp. (Electronics)                             83,000       1,497,444
  Sumitomo Metal Industries (Metals & Mining) (c)      450,000       1,456,851
  TDK Corp. (Electronics)                               37,000       1,791,220
                                                                    -----------
                                                                    26,118,653
                                                                    -----------
KOREA--1.2%
  Korea Growth Trust (Miscellaneous)                        20         680,000
  Pohang Iron & Steel Co. Ltd. ADR (Metals &
   Mining) (c)                                          34,000         994,500
                                                                    -----------
                                                                     1,674,500
                                                                    -----------
MALAYSIA--0.9%
  Aokam Perdana Berhad (Paper & Forest Products)        18,000         111,377
  Public Bank Berhad (Banks)                           140,000         279,616
  Technology Resources Industries Berhad
   (Miscellaneous)                                     275,000         877,717
                                                                    -----------
                                                                     1,268,710
                                                                    -----------
MEXICO--1.2%
  Grupo Situr SA de CV (Lodging & Restaurants)         501,909       1,039,486
  Tolmex SA de CV (Building & Materials)                65,000         554,315
                                                                    -----------
                                                                     1,593,801
                                                                    -----------
NETHERLANDS--5.2%
  Akzo Nobel (Chemical)                                 12,600       1,455,103
  Hagemeyer N.V. (Conglomerates)                        19,836       1,617,469
  N.V. Koninklijke Sphinx (Building & Materials)        41,175       1,276,560
  Randstad Holdings N.V. (Professional Services)        30,300       1,639,584
  Royal PTT Nederland N.V. (Utility--Telephone)         30,000       1,011,353
                                                                    -----------
                                                                     7,000,069
                                                                    -----------
PERU--1.0%
  Compania Peruano de Telefonos (Utility--
   Telephone)                                        1,125,000       1,305,021
                                                                    -----------

PHILLIPPINES--0.7%
  J.G. Summit Holdings (Conglomerates)               1,700,000         620,082
  Manila Electric Co. (Utility--Electric)               24,500         336,373
                                                                    -----------
                                                                       956,455
                                                                    -----------
SINGAPORE--2.8%
  City Developments Ltd. (Property Development)        244,000       1,364,017
  United Overseas Bank Ltd. (Banks)                    126,000       1,330,955
  United Overseas Land Ltd. (Property Development)     589,000       1,135,256
                                                                    -----------
                                                                     3,830,228
                                                                    -----------

SWEDEN--8.3%
  Allgon AB (Telecommunications Equipment)              54,000       1,016,949
  Arjo AB (Hospital Supply) (c)                        159,500       2,917,945
  Astra AB (Drugs)                                     100,350       2,591,767
  Catena Corp. (Retail) (c)                            109,200         932,768
  Hennes & Mauritz AB (Retail)                          39,900       2,044,915
  Volvo AB (Auto & Trucks)                              85,750       1,614,878
                                                                    -----------
                                                                    11,119,222
                                                                    -----------
                        See Notes to Financial Statements
                                       2-21

                              INTERNATIONAL SERIES

SWITZERLAND--2.3%
  BBC Brown Boveri AG Bearer (Electrical Equipment)      1,380    $  1,188,492
  BBC Brown Boveri AG Registered (Electrical
   Equipment)                                           11,500       1,898,211
                                                                   -----------
                                                                     3,086,703
                                                                   -----------
THAILAND--2.3%
  Advanced Info Service Plc (Utility--Telephone)        28,000         388,130
  PTT Exploration & Production (Oil)                   154,000       1,594,901
  Thai Farmers Bank Ltd. Plc (Banks)                   129,000       1,048,237
                                                                    -----------
                                                                     3,031,268
                                                                    -----------
UNITED KINGDOM--12.7%
  Astec (BSR) (Electronics)                          1,110,000       1,467,611
  Bell Cablemedia ADR (Entertainment & Leisure) (c)     37,600         761,400
  Blue Circle Industries (Building & Materials)        383,000       1,689,970
  British Petroleum Co. (Oil)                          200,248       1,333,211
  Carlton Communications (Telecommunications
   Equipment)                                           96,000       1,346,644
  Compass Group (Lodging & Restaurant)                  33,000         174,010
  East Midlands Electricity (Utility--Electric)        110,880       1,459,084
  House of Fraser (Retail)                             394,500       1,077,144
  Next (Retail)                                        414,500       1,666,821
  Powergen (Utility--Electric)                         167,911       1,405,608
  Takare Plc (Hospital Management & Services)          497,000       1,710,843
  Vodafone Group ADR (Utilities--Telephone)             45,000       1,513,125
  WPP Group Plc (Advertising)                          874,000       1,497,465
                                                                    -----------
                                                                    17,102,936
                                                                    -----------
TOTAL EQUITIES AND EQUIVALENTS
  (Identified cost $105,998,595)                                   109,819,269
                                                                    -----------

                                             STANDARD
                                             & POOR'S     PAR
                                              RATING     VALUE
                                          (Unaudited)    (000)
                                              --------    ------
SHORT-TERM OBLIGATIONS--18.2%
Commerical Paper--14.4%
Student Loan Marketing Assn. 5.65%,
  1-3-95                                       A-1+      $5,440     5,438,293
Philip Morris Cos., Inc. 5.90%, 1-4-95         A-1+       3,615     3,613,222
H.J. Heinz Co. 6.00%, 1-5-95                   A-1+       3,700     3,697,534
BellSouth Telecommunications Inc. 5.85%,
  1-6-95                                       A-1+       1,635     1,633,671
Goldman Sachs & Co. 5.95%, 1-9-95              A-1+       4,705     4,698,779
Southwestern Bell Telephone Co. 5.85%,
  1-19-95                                      A-1+         380       378,889
                                                                     ---------
                                                                   19,460,388
                                                                     ---------
Federal Agency Securities--3.8%
  Federal Home Loan Banks 5.75%, 1-3-95                     770       769,754
  Federal Home Loan Banks 5.75%, 1-17-95                  4,340     4,328,523
                                                                     ---------
                                                                    5,098,277
                                                                     ---------

                                                                   VALUE(a)
                                                                 -------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $24,558,665)                                    $ 24,558,665
                                                                   -----------
TOTAL INVESTMENTS--99.8%
(Identified cost $130,557,260)                                    134,377,934(b)
Cash and receivables, less liabilities--0.2%                          249,277
                                                                   -----------
NET ASSETS--100.0%                                               $134,627,211
                                                                   ===========


                           INDUSTRY DIVERSIFICATION
                  As a Percentage of Total Value of Equities
                               and Equivalents
                                 (Unaudited)

Advertising                                                          1.4%
Auto & Truck Parts                                                   6.5
Banks                                                                3.9
Beverages                                                            0.6
Building & Materials                                                 3.2
Chemical Specialty                                                   2.4
Computer Software & Services                                         1.2
Conglomerates                                                        2.2
Drugs                                                                2.4
Electrical Equipment                                                 4.0
Electronics                                                          8.1
Entertainment & Leisure                                              2.3
Financial Services                                                   2.4
Hospital Management & Services                                       4.2
Household Furniture & Appliances                                     0.6
Insurance                                                            0.5
Lodging & Restaurants                                                1.1
Machinery                                                            5.2
Medical Technology                                                   1.7
Metals & Mining                                                      5.0
Miscellaneous                                                        3.4
Oil                                                                  4.1
Paper & Forest Products                                              0.1
Professional Services                                                2.9
Property Development                                                 2.3
Publishing, Broadcasting & Printing                                  1.0
Retail                                                               8.7
Telecommunications Equipment                                         7.0
Utility--Telephone                                                  11.6
                                                                     ----
                                                                   100.0%
                                                                     ====

(a) See Security valuation under Note 2 of Notes to Financial Statements.

(b) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,977,196 and gross depreciation of $4,358,632 for income tax purposes. At December 31, 1994 the aggregate cost of securities for federal income tax purposes was $130,759,370.

(c) Non-income producing.

ADR--American Depository Receipt

                        See Notes to Financial Statements
                                      2-22

                              INTERNATIONAL SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

Assets
 Investment securities at market (Identified cost $130,557,260)                       $134,377,934
 Foreign currency at market (Identified cost $1,803,821)                                 1,802,818
 Cash                                                                                      582,850
 Receivable for investment securities sold                                               3,177,811
 Investment income receivable                                                               94,444
 Tax reclaim                                                                                60,339
                                                                                        -----------
  Total Assets                                                                         140,096,196
                                                                                        -----------
Liabilities
 Payable for investment securities purchased                                             4,858,132
 Investment advisory fee                                                                    79,658
 Administration fee                                                                          6,805
 Trustees' fee                                                                               9,315
 Custodian fee                                                                              30,312
 Accrued expenses                                                                           75,123
 Net unrealized depreciation on foreign forward currency contracts                         409,640
                                                                                        -----------
  Total Liabilities                                                                      5,468,985
                                                                                        -----------
Net Assets                                                                            $134,627,211
                                                                                        ===========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                                     $132,360,540
 Undistributed net investment income                                                       388,998
 Accumulated net realized losses                                                        (1,564,692)
 Net unrealized appreciation of investment securities, foreign currency
   and foreign currency related transactions                                             3,442,365
                                                                                        -----------
Net Assets                                                                            $134,627,211
                                                                                        ===========
Shares of beneficial interest outstanding, $1 par value, unlimited authorization        11,359,581
                                                                                        ===========
Net asset value and offering price per share                                                $11.85
                                                                                        ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 1994

Investment income
 Dividends                                                                             $ 1,411,826
 Interest                                                                                  655,501
 Foreign taxes withheld                                                                   (194,700)
                                                                                        -----------
  Total investment income                                                                1,872,627
                                                                                        -----------
Expenses
 Investment advisory fee                                                                   800,178
 Administration fee                                                                         64,014
 Trustees' fee                                                                              13,527
 Custodian                                                                                 153,371
 Audit                                                                                      11,156
 Printing                                                                                   20,349
 Miscellaneous                                                                             118,249
                                                                                        -----------
  Total expenses                                                                         1,180,844
                                                                                        -----------
Net investment income                                                                      691,783
                                                                                        -----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on investment securities                                                279,322
                                                                                        -----------
 Net realized loss on foreign currency and foreign currency related transactions            (9,582)
                                                                                        -----------
 Net realized loss on foreign forward currency contracts                                  (344,566)
                                                                                        -----------
 Net unrealized appreciation (depreciation) of investment securities
  Beginning of period                                                                    7,426,397
  End of period                                                                          3,820,674
                                                                                        -----------
 Net change in unrealized depreciation                                                  (3,605,723)
                                                                                        -----------
Net change in unrealized depreciation in foreign currency and foreign currency
  related transactions                                                                    (378,309)
                                                                                        -----------
Net realized and unrealized loss on investments                                         (4,058,858)
                                                                                        -----------
Net decrease in net assets resulting from operations                                   $(3,367,075)
                                                                                        ===========

                        See Notes to Financial Statements
                                      2-23

                              INTERNATIONAL SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year           Year
                                                                                       Ended          Ended
                                                                                     12/31/94       12/31/93
                                                                                    -----------   ------------
From Operations
 Net investment income                                                             $    691,783    $   137,772
 Net realized gain on securities                                                        279,322      2,328,182
 Net realized loss on foreign currency and foreign currency related
  transactions                                                                           (9,582)       (80,867)
 Net realized loss on forward currency contracts                                       (344,566)      (224,492)
 Net change in unrealized (depreciation) appreciation                                (3,984,032)     8,313,394
                                                                                      ---------      ----------
  Net (decrease) increase in net assets resulting from operations                    (3,367,075)    10,473,989
                                                                                      ---------      ----------
From Distributions to Shareholders
 Net investment income ($0.03 and $0 per share, respectively)                          (257,332)            --
 Net realized gains ($0.34 and $0 per share, respectively)                           (3,156,656)            --
                                                                                      ---------      ----------
Decrease in net assets resulting from distributions to shareholders                  (3,413,988)            --
                                                                                      ---------      ----------
From Shares of Beneficial Interest Transactions
 Proceeds from sales of shares (9,181,135 and 4,124,712 shares, respectively)       115,954,555     43,912,602
 Net asset value of shares issued in conjunction with the reinvestment of
  distributions of net  investment income (20,337 and 0 shares, respectively)           257,332             --
 Net asset value of shares issued in conjunction with the reinvestment of
  distributions of net  realized gains (262,468 and 0 shares, respectively)           3,156,656             --
 Cost of shares repurchased (3,121,639 and 668,748 shares, respectively)            (39,201,848)    (6,917,324)
                                                                                      ---------      ----------
 Increase in net assets resulting from share transactions                            80,166,695     36,995,278
                                                                                      ---------      ----------
Net increase in net assets                                                           73,385,632     47,469,267
Net Assets
 Beginning of period                                                                 61,241,579     13,772,312
                                                                                      ---------      ----------
 End of period (including undistributed net investment income of $388,998 and
  $134,653,  respectively)                                                         $134,627,211    $61,241,579
                                                                                      =========      ==========

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding through the indicated period)

                                                                                                 From
                                                                                               Inception
                                                          Year Ended December 31,              5/1/90 to
                                                  1994       1993        1992        1991      12/31/90
                                                 -------    --------    --------    --------   ---------
Net asset value, beginning of period             $12.21     $ 8.82      $ 10.17     $ 9.07      $10.00
Income from investment operations
 Net investment income                             0.08       0.07(2)      0.09       0.24(2)     0.07(2)
 Net realized and unrealized (loss) gain          (0.07)      3.32        (1.40)      1.53       (0.88)
                                                   -----      ------      ------     ------      -------
  Total from investment operations                 0.01       3.39        (1.31)      1.77       (0.81)
                                                   -----      ------      ------     ------      -------
Less distributions
 Dividends from net investment income             (0.03)        --        (0.04)     (0.24)      (0.07)
 Dividends from net realized gain                 (0.34)        --           --      (0.41)       --
 Distributions from paid in capital                  --         --           --      (0.02)      (0.05)
                                                   -----      ------      ------     ------      -------
  Total distributions                             (0.37)        --        (0.04)     (0.67)      (0.12)
                                                   -----      ------      ------     ------      -------
Change in net asset value                         (0.36)      3.39        (1.35)      1.10       (0.93)
                                                   -----      ------      ------     ------      -------
Net asset value, end of period                   $11.85     $12.21      $  8.82     $10.17      $ 9.07
                                                   =====      ======      ======     ======      =======
Total return                                       0.03%     38.44%      -12.89%     19.78%      -8.10%
Ratio/supplemental data:
Net assets, end of period (thousands)          $134,627    $61,242      $13,772     $6,119      $2,010
Ratio to average of net assets of:
 Operating expenses                                1.10%      1.15%        1.50%      1.50%       1.50%(1)
 Net investment income                             0.64%      0.49%        1.13%      2.44%       1.82%(1)
Portfolio turnover rate                             172%       193%          74%       104%         48%(1)

(1) Annualized

(2) Includes reimbursement of operating expenses by investment adviser of $0.05, $0.02 and $0.07, respectively.

The components of income from investment operations are calculated based on the average number of shares outstanding at each quarter end.

                        See Notes to Financial Statements
                                      2-24

                                BALANCED SERIES

   Despite robust economic growth and strong corporate earnings, 1994 proved to be a difficult investment environment for the financial markets. Interest rates rose dramatically as the Federal Reserve continued its tightening stance, creating the worst climate for bonds in several years. Although stock market indices managed to post very modest gains, a closer look at individual stocks showed that the average stock was actually down for the year.

   The Balanced Fund Series underperformed the Balanced benchmark in 1994. Several factors affected performance of the fund. Holding high cash reserves throughout the year benefited performance as cash outperformed both stocks and bonds. On the fixed income side, the emphasis on short to intermediate government issues helped buffer the decline in bond prices. Equity performance was hurt in the first half of 1994 by continued underperformance of quality growth stocks. In the latter half of the year, a resurgence of growth stocks was concentrated mainly in high valuation, high volatility, and small capitalization stocks. Technology issues performed particularly well. Although strength in select technology issues helped performance slightly, we remained underweighted in this sector due to concerns about valuations and our cautious outlook for the equity market.

   Looking forward, we believe the Federal Reserve will continue to raise rates until the economy shows some definitive signs of slowing. For this reason we are optimistic about the outlook for quality growth stocks as we believe that investors gravitate toward the highest quality companies with earnings predictability in time of economic uncertainty. The fund currently holds 46.8% in equity and related securities, 27.7% in fixed income and 25.5% in cash reserves. Our defensive posture in equities reflects our concerns regarding high expectations for earnings growth and high valuations. We look forward to getting more invested in equities as excesses are corrected. While we remain cautiously postured in the fixed income portion of the portfolio due to strong economic growth and potential inflationary pressures, we believe an outlook for better returns in bonds lies ahead.

[LINE DATA]
Average Annual Total Return:
1 Year Ending 12/31/94  -2.80%
Inception to 12/31/94    5.65%

               Balanced        Balanced
                Series        Benchmark*
               --------       ----------
5/1/92          10,000          10,000
12/31/92        10,972          10,712
12/31/93        11,912          11,702
12/31/94        11,578          11,725

This chart assumes an initial gross investment of $10,000 made on 5/1/92 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
*The Balanced Benchmark is calculated based upon the performance of the following indices: 55% S&P 500/35% Lehman Brothers' Aggregate Bond Index 10%/U.S. Treasury Bills and is produced by Frank Russell Company.

                           SCHEDULE OF INVESTMENTS
                              December 31, 1994

                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                        (Unaudited)    (000)      VALUE(a)
                                           --------    -----   -------------
U.S. GOVERNMENT SECURITIES--27.7%
U.S. Treasury Bonds--2.3%
  U.S. Treasury Bonds 7.875%, '04            AAA       $  625     $   626,757
  U.S. Treasury Bonds 7.50%, '24             AAA        3,250       3,106,792
                                                                  -----------
                                                                    3,733,549
                                                                  -----------
U.S. Treasury Notes--25.4%
  U.S. Treasury Notes 4.125%, '95            AAA          400         395,368
  U.S. Treasury Notes 4.625%, '95            AAA        3,500       3,450,615
  U.S. Treasury Notes 5.125%, '95            AAA        1,000         982,930
  U.S. Treasury Notes 4.25%, '96             AAA          750         718,447
  U.S. Treasury Notes 4.625%, '96            AAA        3,125       3,032,437
  U.S. Treasury Notes 4.625%, '96            AAA        1,750       1,696,397
  U.S. Treasury Notes 7.25%, '96             AAA        7,625       7,560,416
  U.S. Treasury Notes 7.375%, '96            AAA          400         399,252
  U.S. Treasury Notes 4.75%, '97             AAA        4,250       4,000,313
  U.S. Treasury Notes 5.50%, '97             AAA          200         189,248
  U.S. Treasury Notes 5.50%, '97             AAA          750         707,513
  U.S. Treasury Notes 5.625%, '97            AAA          600         568,692
  U.S. Treasury Notes 5.75%, '97             AAA          750         710,640
  U.S. Treasury Notes 6.50%, '97             AAA        1,500       1,458,750
  U.S. Treasury Notes 6.875%, '97            AAA        1,800       1,765,998
  U.S. Treasury Notes 6.875%, '97            AAA          300         294,213
  U.S. Treasury Notes 7.375%, '97            AAA          375         370,639
  U.S. Treasury Notes 4.75%, '98             AAA        1,500       1,346,790
  U.S. Treasury Notes 4.75%, '98             AAA        2,000       1,803,980
  U.S. Treasury Notes 5.125%, '98            AAA        3,375       3,113,775
  U.S. Treasury Notes 5.125%, '98            AAA        2,800       2,568,412
  U.S. Treasury Notes 5.625%, '98            AAA          300         281,802
  U.S. Treasury Notes 6%, '99                AAA        2,500       2,319,325
  U.S. Treasury Notes 7.25%, '04             AAA        1,250       1,200,389
                                                                  -----------
                                                                   40,936,341
                                                                  -----------
TOTAL U.S. GOVERNMENT SECURITIES
(Identified cost $46,458,573)                                      44,669,890
                                                                  -----------
CONVERTIBLE BONDS--2.9%
Conglomerates--1.1%
  Hanson America, Inc. Cv. 144A 2.39%,
   '01 (d)                                   A+         2,500       1,784,375
                                                                  -----------
Entertainment & Leisure--0.6%
  Time Warner, Inc., HASBRO 0%, '12          BBB-       3,000         915,000
                                                                  -----------
Insurance--1.2%
  Chubb Corp. Cv. 6%, '98                    AA         2,000       2,020,000
                                                                  -----------
TOTAL CONVERTIBLE BONDS
(Identified cost $5,023,086)                                        4,719,375
                                                                  -----------
                                                        SHARES
                                                        -----
CONVERTIBLE PREFERRED STOCKS--3.2%
Banks--1.0%
  Citicorp PERCS                                       85,000       1,625,625
                                                                  -----------
Professional Services--0.8%
  American Express Co. DECS First Data '96             32,000       1,364,000
                                                                  -----------

                        See Notes to Financial Statements
                                      2-25

                                BALANCED SERIES

                                                       SHARES      VALUE(a)
                                                       ------   -------------
CONVERTIBLE PREFERRED STOCKS--continued
Retail--1.4%
  Sears Roebuck & Co. PERCS                              40,000    $ 2,225,000
                                                                   -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified cost $5,075,420)                                         5,214,625
                                                                   -----------
COMMON STOCKS--39.7%
Aerospace & Defense--2.9%
  Loral Corp.                                            67,000      2,537,625
  McDonnell Douglas Corp.                                14,500      2,059,000
                                                                   -----------
                                                                     4,596,625
                                                                   -----------
Computer Software & Services--2.3%
  Computer Associates International, Inc.                35,000      1,697,500
  Computer Sciences Corp.(c)                             40,000      2,040,000
                                                                   -----------
                                                                     3,737,500
                                                                   -----------
Conglomerates--1.0%
  Tyco International Ltd.                                35,000      1,662,500
                                                                   -----------
Cosmetics & Soaps--1.1%
  Procter & Gamble Co.                                   28,000      1,736,000
                                                                   -----------
Drugs--3.2%
  Amgen, Inc.(c)                                         30,000      1,770,000
  Pfizer, Inc.                                           20,000      1,545,000
  Schering-Plough Corp.                                  24,000      1,776,000
                                                                   -----------
                                                                     5,091,000
                                                                   -----------
Electrical Equipment--1.4%
  General Electric Co.                                   43,000      2,193,000
                                                                   -----------
Entertainment & Leisure--2.5%
  Mattel, Inc.                                           70,000      1,758,750
  Viacom, Inc. Class B(c)                                57,000      2,315,625
                                                                   -----------
                                                                     4,074,375
                                                                   -----------
Financial Services--1.0%
  Equifax, Inc.                                          63,000      1,661,625
                                                                   -----------
Hospital Management & Services--2.1%
  Columbia/HCA Healthcare Corp.                          42,000      1,533,000
  Integrated Health Services, Inc.                       47,000      1,856,500
                                                                   -----------
                                                                     3,389,500
                                                                   -----------
Hospital Supply--1.2%
  Abbott Labs                                            57,000      1,859,625
                                                                   -----------
Household Furnishing & Appliances--1.1%
  Sunbeam-Oster                                          66,300      1,707,225
                                                                   -----------
Insurance--1.8%
  American International Group, Inc.                     30,000      2,940,000
                                                                   -----------
Lodging & Restaurants--1.0%
  Wendy's International, Inc.                           110,000      1,581,250
                                                                   -----------
Miscellaneous--1.9%
  Duracell International, Inc.                           38,000      1,648,250
  Service Corp International                             50,500      1,401,375
                                                                   -----------
                                                                     3,049,625
                                                                   -----------
Oil--2.5%
  Mobil Corp.                                            28,000      2,359,000
  Tosco Corp.                                            55,000      1,601,875
                                                                   -----------
                                                                     3,960,875
                                                                   -----------
REITS--2.1%
  Meditrust Corp.                                        60,000      1,815,000
  Nationwide Health Properties, Inc.                     45,000      1,608,750
                                                                   -----------
                                                                     3,423,750
                                                                   -----------
Retail--4.9%
  Ann Taylor Stores Corp.(c)                             45,000      1,546,875
  Dayton Hudson Corp.                                    33,000      2,334,750
  Home Depot, Inc.                                       52,000      2,392,000
  Tiffany & Co.                                          40,000      1,560,000
                                                                   -----------
                                                                     7,833,625
                                                                   -----------
Retail--Food--0.9%
  Kroger Co.(c)                                          63,000      1,519,875
                                                                   -----------
Telecommunications Equipment--0.7%
  Motorola, Inc.                                         21,000      1,215,375
                                                                   -----------
Utility--Telephone--4.1%
  Airtouch Communications, Inc.(c)                       52,000      1,514,500
  Ameritech Corp.                                        39,000      1,574,625
  GTE Corp.                                              63,000      1,913,625
  Southwestern Bell Corp.                                38,000      1,534,250
                                                                   -----------
                                                                     6,537,000
                                                                   -----------
TOTAL COMMON STOCKS
(Identified cost $60,921,547)                                       63,770,350
                                                                   -----------
FOREIGN COMMON STOCK--1.0%
Oil--1.0%
  Total Compagnie Francaise des Petroles ADR
   (France)                                              55,000      1,622,500
                                                                   -----------
TOTAL FOREIGN COMMON STOCK
(Identified cost $1,740,805)                                         1,622,500
                                                                   -----------
TOTAL U.S. GOVERNMENT SECURITIES,
CONVERTIBLE BONDS, CONVERTIBLE PREFERRED,
COMMON & FOREIGN COMMON STOCKS--74.5%
(Identified cost $119,219,431)                                     119,996,740
                                                                   -----------

                                            STANDARD      PAR
                                             & POOR'S    VALUE
                                             RATING      (000)
                                              ------    -----
SHORT-TERM OBLIGATIONS--24.6%
Commercial Paper--17.7%
  Goldman Sachs Co. 6.20%, 1-3-95               A-1+    $4,435       4,433,472
  Exxon Imperial U.S., Inc. 5.85%, 1-4-95       A-1+     5,450       5,447,343
  McDonald' s Corp. 5.95%, 1-5-95               A-1+     3,570       3,567,641
  Private Export Funding Corp. 5.90%,
   1-5-95                                       A-1+       705         704,538
  BellSouth Telecommunications, Inc. 5.85%,
   1-6-95                                       A-1+     5,125       5,120,836
  General Re Corp. 5.97%, 1-11-95               A-1+     2,330       2,326,136
  Wisconsin Electric Power Co. 5.82%,
   1-26-95                                      A-1+     7,000       6,971,707
                                                                   -----------
                                                                    28,571,673
                                                                   -----------
Federal Agency Securities--6.9%
  Federal National Mortgage Assn. 5.95%, 1-9-95          3,035       3,030,987
  Federal Home Loan Mortgage 5.86%, 1-11-95              1,630       1,627,347
  Federal Home Loan Banks 5.95%, 1-23-95                 4,200       4,184,728
  Federal National Mortgage Assn. 6.51%, 6-29-95         2,445       2,365,858
                                                                   -----------
                                                                    11,208,920
                                                                   -----------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $39,780,593)                                       39,780,593
                                                                   -----------
TOTAL INVESTMENTS--99.1%
(Identified cost $159,000,024)                                     159,777,333(b)
Cash and receivables, less liabilities--0.9%                         1,327,898
                                                                   -----------
NET ASSETS--100.0%                                                $161,105,231
                                                                   ===========

(a) See Security Valuation under Note 2 of Notes to Financial Statements.
(b) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,520,984 and gross depreciation of $3,878,609 for income tax purposes. At December 31, 1994 the aggregate cost of securities for federal income tax purposes was $159,134,958.
(c) Non-income producing.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1994, these securities amounted to a value of $1,784,375 or 1.1% of net assets.

                        See Notes to Financial Statements
                                      2-26

BALANCED SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1994

Assets
 Investment securities at value (Identified cost $159,000,024)              $159,777,333
 Cash                                                                            278,949
 Receivable for investment securities sold                                     3,374,502
 Investment income receivable                                                    892,578
                                                                              -----------
  Total assets                                                               164,323,362
                                                                              -----------
Liabilities
 Payable for investment securities purchased                                   3,045,418
 Investment advisory fee                                                         100,445
 Administration fee                                                                8,186
 Trustees' fee                                                                     9,315
 Accrued expenses                                                                 54,767
                                                                              -----------
  Total liabilities                                                            3,218,131
                                                                              -----------
Net Assets                                                                  $161,105,231
                                                                              ===========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                           $166,567,081
 Undistributed net investment income                                             208,187
 Accumulated net realized losses                                              (6,447,346)
 Net unrealized appreciation                                                     777,309
                                                                              -----------
Net Assets                                                                  $161,105,231
                                                                              ===========
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization                                                               15,305,547
                                                                              ===========
Net asset value and offering price per share                                      $10.53
                                                                              ===========


STATEMENT OF OPERATIONS
For the year ended December 31, 1994

Investment Income
 Dividends                                                                  $  1,852,191
 Interest                                                                      4,988,557
                                                                              -----------
  Total investment income                                                      6,840,748
                                                                              -----------
Expenses
 Investment advisory fee                                                         909,828
 Administration fee                                                               99,254
 Trustees' fee                                                                    13,527
 Custodian                                                                        44,079
 Audit                                                                            10,688
 Printing                                                                         15,697
 Other fees                                                                       71,628
                                                                              -----------
  Total expenses                                                               1,164,701
  Less expenses borne by investment adviser                                      (16,062)
                                                                              -----------
  Net expenses                                                                 1,148,639
                                                                              -----------
  Net investment income                                                        5,692,109
                                                                              -----------
Net Realized and Unrealized Gain (Loss) on Investments
  Net realized loss from investment transactions                              (6,373,826)
                                                                              -----------
 Net unrealized appreciation of investment securities
  Beginning of period                                                          4,780,040
  End of period                                                                  777,309
                                                                              -----------
 Net change in unrealized depreciation                                        (4,002,731)
                                                                              -----------
Net realized and unrealized loss on investments                              (10,376,557)
                                                                              -----------
Net decrease in net assets resulting from operations                        $ (4,684,448)
                                                                              ===========

                       See Notes to Financial Statements
                                      2-27

                                BALANCED SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year            Year
                                                                                       Ended          Ended
                                                                                     12/31/94        12/31/93
                                                                                    -----------   -------------
From Operations
 Net investment income                                                             $  5,692,109    $  3,544,441
 Net realized (loss) gain on securities                                              (6,373,826)      2,210,744
 Net change in unrealized (depreciation) appreciation                                (4,002,731)      2,797,666
                                                                                      ---------      -----------
  Net (decrease) increase in net assets resulting from operations                    (4,684,448)      8,552,851
                                                                                      ---------      -----------
From Distributions to Shareholders
 Net investment income ($0.36 and $0.32 per share, respectively)                     (5,536,378)     (3,510,949)
 Net realized gains ($0.10 and $0.06 per share, respectively)                        (1,538,238)       (838,160)
                                                                                      ---------      -----------
  Decrease in net assets resulting from distributions to shareholders                (7,074,616)     (4,349,109)
                                                                                      ---------      -----------
From Shares of Beneficial Interest Transactions
 Proceeds from sales of shares (5,359,333 and 10,149,064 shares, respectively)       59,085,232     113,329,337
 Net asset value of shares issued in conjunction with reinvestment of distributions of net investment income (517,485 and 311,041 shares,
  respectively)                                                                       5,536,378       3,510,949
 Net asset value of shares issued in conjunction with reinvestment of
  distributions of net  realized gains (143,225 and 73,977 shares, respectively)      1,538,238         838,160
 Cost of shares repurchased (4,699,191 and 1,609,578 shares, respectively)          (51,439,961)    (18,205,004)
                                                                                      ---------      -----------
  Increase in net assets resulting from share transactions                           14,719,887      99,473,442
                                                                                      ---------      -----------
 Net increase in net assets                                                           2,960,823     103,677,184
Net Assets
 Beginning of period                                                                158,144,408      54,467,224
                                                                                      ---------      -----------
 End of period (including undistributed net investment income of $208,187 and
  $16,886, respectively)                                                           $161,105,231    $158,144,408
                                                                                      =========      ===========

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the indicated period)

                                                                                                        From
                                                                                                     Inception
                                                                                                       5/1/92
                                                                                Year Ended               to
                                                                           12/31/94     12/31/93      12/31/92
                                                                           ---------    ---------   -----------
Net asset value, beginning of period                                       $ 11.31      $ 10.77        $10.00
Income from investment operations
 Net investment income                                                        0.38(2)      0.32(2)       0.19
 Net realized and unrealized (loss) gain                                     (0.70)        0.60          0.77
                                                                             -------      -------      ---------
  Total from investment operations                                           (0.32)        0.92          0.96
                                                                             -------      -------      ---------
Less distributions
 Dividends from net investment income                                        (0.36)       (0.32)        (0.19)
 Dividends from net realized gains                                           (0.10)       (0.06)         --
                                                                             -------      -------      ---------
  Total distributions                                                        (0.46)       (0.38)        (0.19)
                                                                             -------      -------      ---------
Change in net asset value                                                    (0.78)        0.54          0.77
                                                                             -------      -------      ---------
Net asset value, end of period                                             $ 10.53      $ 11.31        $10.77
                                                                             =======      =======      =========

Total return                                                                 -2.80%        8.57%         9.72%
Ratios/supplemental data:
Net assets, end of period (thousands)                                     $161,105     $158,144       $54,467
Ratio to average net assets of:
 Operating expenses                                                           0.69%        0.70%         0.50%(1)
 Net investment income                                                        3.44%        3.16%         3.59%(1)
Portfolio turnover rate                                                        171%         161%          110%(1)


(1) Annualized
(2) Includes reimbursement of operating expenses by investment adviser of $0.001 and $0.001 per share, respectively.
The components of income from operations are calculated based on the average number of shares outstanding at each quarter end.

                        See Notes to Financial Statements
                                      2-28

                          THE PHOENIX EDGE SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

  The Phoenix Edge Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment Company established as a Massachusetts business trust. As of the date of this report, the Fund is comprised of the Money Market, Growth, Bond, Total Return, International and Balanced Series. The Fund was established as part of the December 8, 1986 reorganization of the Phoenix Home Life Variable
Accumulation Account (the Account) from a management investment company to a unit investment trust under the Investment Company Act of 1940. The Fund is organized with Series which are available only to the sub-accounts of the Phoenix Home Life Variable Accumulation Account and the Phoenix Home Life Variable Universal Life Account.

Note 2--Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation

  In determining the value of the Growth Series, Bond Series, Total Return Series, International Series and the Balanced Series, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or if no sales are reported--as is the case with most securities traded over-the-counter--the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of independent broker quotations or valuations provided by an independent pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Use of an independent pricing service has been approved by the Trustees. Short-term securities are valued at amortized cost, which approximates market. All other securities are carried at their fair market value as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

   The Money Market Series uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the Series' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. This valuation procedure allows the Series attempts to maintain a constant net asset value of $10 per share. The assets of the Series will not be invested in any security with a maturity of greater than 397 days, and the weighted average maturity of its portfolio will not exceed 90 days.

B. Investment Transactions and Related Income

  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. In determining the net realized gains or losses on investments sold, cost of securities is determined on the identified cost basis. The Fund does not amortize premiums except for the Money Market Series, but does amortize discounts for book purposes over the life of the respective securities using the effective interest method.

   Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date.

C. Foreign Currency Translation

  Investment valuations, other assets and liabilities initially expressed as foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are translated into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed. The gain or loss resulting from a change in exchange rates between the trade and settlement dates of a portfolio transaction or between the date income is accrued and paid is treated as a gain or loss on foreign currency.

                                      2-29

D. Futures Contracts

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into a futures contract the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margins and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are no open futures contracts at December 31, 1994.

E. Foreign Forward Currency Contracts

  Each Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain (or loss). When the contract is closed, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

F. Income Taxes

  Each of the Series is a separate taxable entity. It is the policy of each Series to comply with the requirements of the Internal Revenue Code, applicable to regulated investment companies, and to distribute all of its taxable income and capital gains, if any, to its shareholders; therefore no provision for related federal income or state taxes is required.

G. Distributions to Shareholders

  Distributions are recorded by the Fund on the record date and all distributions are reinvested into the Fund.

H. Trust Expenses:

  Expenses incurred by the Series with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

Note 3--Purchases and Sales of Securities

  Purchases and sales of securities during the year ended December 31, 1994 (excluding U.S. Government securities, short-term securities, options written and forward currency contracts) aggregated the following:

                                              Purchases        Sales
                                             -----------   -------------
  Bond Series                               $106,151,993    $104,966,805
  Growth Series                              888,018,155     779,674,316
  Total Return Series                        265,813,333     278,909,786
  International Series                       211,500,051     154,189,159
  Balanced Series                            178,037,532     181,689,863

   There were no purchases or sales of such securities in the Money Market
Series.

   Purchases and sales of long-term U.S. Government securities during the year ended December 31, 1994 aggregated the following:

                                               Purchases        Sales
                                               ----------   ------------
  Bond Series                                 $29,986,917    $27,768,000
  Total Return Series                          71,015,399     15,864,875
  Balanced Series                              47,095,371     34,597,819

   There were no purchases or sales of long-term U.S. Government securities in the Money Market, Growth or International Series.
                                      2-30

Note 4--Investment Advisory Fees and Related Party Transactions

  As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc. is entitled to a monthly fee, based upon the following annual rates as a percentage of the average aggregate daily net asset values of each separate Series.

                 Rate for first    Rate for next       Rate for excess
Series            $250 million     $250 million       over $500 million
-------------    --------------   --------------     --------------------
Money Market          .40%              .35%                 .30%
Bond                  .50               .45                  .40
Balanced              .55               .50                  .45
Total Return          .60               .55                  .50
Growth                .70               .65                  .60
International         .75               .70                  .65

  All fees are payable within five days after the end of each month. The amounts payable to the Adviser are based on the average daily net assets at the close of business each day.

  Each Series (except the International Series) pays a portion or all of its other operating expenses (not including management fee, interest, taxes, brokerage fees and commissions), up to .15% of its total net assets. The International Series pays other operating expenses up to .40% of its total net assets. Expenses above these limits are paid by the Adviser. For the year ended December 31, 1994, the Adviser reimbursed the Fund $25,103, $106,805, $47,356, $12,848 and $16,062 for the benefit of the Money Market Series, Growth Series, Bond Series, Total Return Series and the Balanced Series, respectively.

  As Financial Agent to the Fund and to each Series, Phoenix Home Life received an aggregate of $750,978 in administration fees for services rendered to such Series during the year ended December 31, 1994.

Note 5--Commitments

  At December 31, 1994, the following Series have entered into various forward currency contracts which contractually obligate the Series to deliver currencies at specified dates. Open contracts were as follows:

 International Series:
------------------------------------------------------------------------------
                                                                      Net
                           In                                     Unrealized
       Contracts        Exchange     Settlement                  Appreciation
      to Deliver          For            Date         Value     (Depreciation)
       ----------    ---------------    --------    ----------   -------------
FM    33,300,000     US$  6,826,498     3/6/95    $ 7,041,013      $(214,515)
FF    35,000,000     US$  6,531,313     5/2/95      6,554,038        (22,725)
Yen  650,000,000     US$  6,561,680     3/7/95      6,563,310         (1,630)
Yen  670,000,000     US$  6,735,022     3/9/95      6,766,084        (31,062)
Yen  650,000,000     US$  6,607,396     5/1/95      6,610,760         (3,364)
SK    75,000,000     US$  9,876,868     3/6/95     10,013,212       (136,344)
                                                                   -----------
                                                                   $(409,640)
                                                                   ===========
Growth Series:
------------------------------------------------------------------------------
FM    85,000,000     US$ 17,389,597     3/8/95    $17,974,100      $(584,503)
                                                                   ===========

FM  = Finnish Marka
FF  = French Francs
SK  = Swedish Krona
Yen = Japanese Yen
US$ = U.S. Dollar
                                      2-31

Note 6--Reclassification of Capital Accounts

  In accordance with approved accounting pronouncements, the Series of the Fund have recorded several reclassifications in the capital accounts. As of December 31, 1994, the Series recorded the following reclassifications:

                                                      Capital paid
                 Undistributed      Accumulated       in on shares
                 net investment    net realized      of beneficial
                     income       gains/(losses)        interest
                 --------------   --------------     ---------------
Money Market       $(776,151)       $        (6)         776,157
Growth              (660,525)        (2,379,702)       3,040,227
Bond                (835,960)          (357,283)       1,193,243
Total Return        (399,487)        (2,251,892)       2,651,379
International       (180,106)           180,106            --
Balanced              35,570            (35,958)             388

Note 7--Capital Loss Carryforwards

  At December 31, 1994, the Series of the Fund had available for federal income tax purposes unused capital losses as follows:

                   Expiring on 2002
                   ------------------
Bond                  $3,163,546
Total Return             482,970
Balanced               3,252,863

   Under current tax law, capital losses realized after October 31, 1994 may be deferred and treated as occurring on the first day of the following calendar year. For the calendar year ended December 31, 1994, the following Series of the Fund have elected to defer losses occurring between November 1, 1994 and December 31, 1994 under these rules as follows:

                       Capital
                   losses deferred
                  ------------------
International        $4,037,301
Balanced              3,047,431

                                      2-32

REPORT OF INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
To the Shareholders and Trustees of
The Phoenix Edge Series Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Series, Growth Series, Bond Series, Total Return Series, International Series and Balanced Series (constituting The Phoenix Edge Series Fund, hereafter referred to as the "Fund") at December 31, 1994, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994 by correspondence with the custodian and brokers (and the application of alternative auditing procedures where confirmations from brokers were not received), provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Boston, Massachusetts
February 17, 1995
                                      2-33

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

Board of Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Leroy Keith, Jr.
Philip R. McLoughlin
James M. Oates
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson

Officers
Philip R. McLoughlin, President
Patricia A. Bannan, Vice President
Curtiss O. Barrows, Vice President
Mary E. Canning, Vice President
James M. Dolan, Vice President
Jeanne H. Dorey, Vice President
Jeanne T. Hanley, Vice President
Michael E. Haylon, Vice President
Christopher J. Kelleher, Vice President
Robert J. Milnamow, Vice President
William R. Moyer, Vice President
Amy L. Robinson, Vice President
Leonard J. Saltiel, Vice President
Dorothy J. Skaret, Vice President
James D. Wehr, Vice President
John T. Wilson, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
Phoenix Investment Counsel, Inc.
One American Row
Hartford, Connecticut 06115

Custodian
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

International Series Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

Transfer Agent
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Legal Counsel
Jorden Burt & Berenson
Suite 400 East
1025 Thomas Jefferson Street N.W.
Washington, D.C. 20007-0805
---------------------------------------------------------------------------
This report is not authorized for distribution to prospective investors in The Phoenix Edge Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge and other pertinent information.
---------------------------------------------------------------------------

                              Semi-Annual Report
                                June 30, 1995
                         The Phoenix Edge Series Fund

                              MONEY MARKET SERIES

  The Money Market Series continued to perform solidly during this six-month reporting period. On June 30, the Fund's current yield was 5.50%. This compares favorably with the 5.43% average yield of taxable money market funds reported by Donoghue's Money Fund Report.

   Throughout this reporting period, the debate about the strength of the economy and the Federal Reserve Board's most likely course of action continued. Many observers, concerned that the economy was slowing too much after a year of restrictive monetary policy, called for the Fed to lower interest rates. But despite these concerns, the Fed made no accommodative move during the quarter. Short-term interest rates did drop slightly over the second half of this reporting period, in anticipation that the Fed would soon ease.

   We have maintained our focus on floating-rate securities for the Fund, an appropriate strategy in view of the uncertainty concerning monetary policy for much of 1995. Although the Fed made one accommodative move shortly after the close of this reporting period--reducing the Federal Funds rate from 6.00% to 5.75%--we believe floating-rate securities will continue to offer the potential for attractive returns in the short-term marketplace.

   We have also maintained our emphasis on quality assets. While U.S. government-backed securities have been strong contributors to first-half results, valuations are currently not as compelling. We will continue, however, to look for opportunities to increase exposure to government-backed issues, primarily through floating-rate securities.


                           SCHEDULE OF INVESTMENTS
                                June 30, 1995
                                 (Unaudited)



 FACE
AMOUNT                                                                   INTEREST   MATURITY
 (000)                             DESCRIPTION                              RATE      DATE         VALUE
------    -------------------------------------------------------------    ------    -------   -----------
FEDERAL AGENCY SECURITIES--13.2%
$  775     Federal National Mortgage Assoc.                                  5.89%  08/15/95    $   769,294
 3,000     Federal Home Loan Banks                                           6.54   10/25/95      3,000,000
 1,650     Federal Farm Credit Bank                                          6.33   11/01/95      1,649,566
 1,000     Federal Home Loan Banks                                           5.52   12/15/95        974,393
 2,000     Federal National Mortgage Assoc.                                  5.50   01/08/96      1,941,639
   830     Federal Home Loan Banks                                           6.52   01/19/96        799,635
 3,500     Federal Home Loan Banks                                           7.15   01/26/96      3,500,323
                                                                                                  ---------
TOTAL FEDERAL AGENCY SECURITIES                                                                  12,634,850
                                                                                                  ---------
                                                                                      RESET
                                                                                      DATE
                                                                                       -----
FEDERAL AGENCY SECURITIES--VARIABLE--16.8% (b)
 1,500     Federal Farm Credit Bank (final maturity 02/24/97)                6.26   07/03/95      1,499,430
 1,500     Federal Home Loan Banks (final maturity 01/14/97)                 6.45   07/03/95      1,500,000
 1,500     Federal Home Loan Mortgage Corp. (final maturity 06/15/96)        6.35   07/03/95      1,502,951
 3,000     Student Loan Marketing Assoc. (final maturity 08/16/96)           6.36   07/03/95      3,000,000
 1,500     Student Loan Marketing Assoc. (final maturity 08/10/95)           5.54   07/04/95      1,500,000
   500     Student Loan Marketing Assoc. (final maturity 07/19/96)           5.66   07/04/95        500,000
 2,500     Student Loan Marketing Assoc. (final maturity 11/24/97)           5.68   07/04/95      2,500,000
 1,500     Student Loan Marketing Assoc. (final maturity 11/10/98)           5.70   07/04/95      1,497,341
 1,000     Student Loan Marketing Assoc. (final maturity 02/22/99)           5.71   07/04/95      1,000,000
 1,650     Federal National Mortgage Assoc. (final maturity 12/14/98)        5.96   09/14/95      1,646,876
                                                                                                  ---------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                                                        16,146,598
                                                                                                  ---------
                                                                 STANDARD
                                                                 & POOR'S
                                                                 RATING
                                                                  -----
COMMERCIAL PAPER--68.9%
 2,000     CXC, Inc. (c)                                         A-1      6.25      07/03/95      1,999,306
 2,440     First Deposit Funding Trust (c)                       A-1+     6.02      07/05/95      2,438,368
   570     BellSouth Telecommunications, Inc.                    A-1+     6.10      07/06/95        569,517
 4,000     Asset Securitization Cooperative Corp.                A-1+     5.97      07/07/95      3,996,020
 2,500     H.J. Heinz Co. (c)                                    A-1      5.95      07/07/95      2,497,521
 1,500     Kimberly-Clark Corp.                                  A-1+     6.02      07/10/95      1,497,743
 2,000     Merrill Lynch & Co.                                   A-1+     6.00      07/10/95      1,997,000
 4,000     McKenna Triangle Corp. (c)                            A-1+     5.95      07/11/95      3,993,389
 1,275     BellSouth Telecommunications, Inc.                    A-1+     5.98      07/12/95      1,272,670
 3,500     Preferred Receivables Funding Corp.                   A-1      5.95      07/12/95      3,493,637
 1,900     Goldman, Sachs & Co.                                  A-1+     5.95      07/17/95      1,894,976
 3,500     Exxon Imperial U.S., Inc. (c)                         A-1+     5.95      07/18/95      3,490,166
 3,500     ABS Commercial Paper, Inc.                            A-1      5.98      07/19/95      3,489,535
 1,000     ABS Commercial Paper, Inc.                            A-1      6.00      07/20/95        996,833
 1,460     TDK USA Corp.                                         A-1+     5.97      07/20/95      1,455,400

                      See Notes to Financial Statements
                                      2-2

                              MONEY MARKET SERIES

                                                         STANDARD
  FACE                                                      &
 AMOUNT                                                   POOR'S   INTEREST   MATURITY
 (000)                     DESCRIPTION                    RATING     RATE       DATE          VALUE
-------     ------------------------------------------    -------    ------    -------   --------------
COMMERCIAL PAPER--continued
$1,500      TDK USA Corp.                                   A-1+     6.05%    07/20/95     $ 1,495,210
 3,000      Corporate Asset Securitization Ltd.             A-1+     5.98     07/21/95       2,990,033
 1,600      Corporate Receivables Corp.                     A-1      6.70     07/24/95       1,593,151
   930      First Deposit Funding Trust (c)                 A-1+     6.25     07/24/95         926,286
 1,000      Preferred Receivables Funding Corp.             A-1      5.98     07/25/95         996,020
   520      Receivables Capital Corp. (c)                   A-1      5.98     07/25/95         517,927
 1,755      Beta Finance, Inc. (c)                          A-1+     5.98     07/26/95       1,747,712
 3,035      Receivables Capital Corp. (c)                   A-1      6.00     07/26/95       3,022,354
 2,500      Albertson's, Inc.                               A-1      5.95     07/27/95       2,489,257
 1,200      Coca Cola Co. (c)                               A-1+     5.78     08/04/95       1,193,449
 2,500      CXC, Inc. (c)                                   A-1      6.36     08/07/95       2,483,658
 1,880      Corporate Receivables Corp. (c)                 A-1      5.97     08/10/95       1,867,529
   855      E.I. du Pont de Nemours & Co. (c)               A-1+     5.92     08/11/95         849,235
 1,500      Corporate Asset Securitization Ltd. (c)         A-1+     6.00     08/15/95       1,488,750
 3,750      Cargill, Inc.                                   A-1+     5.92     08/23/95       3,717,317
 1,135      Campbell Soup Co.                               A-1+     6.52     10/27/95       1,110,744
 2,550      Ameritech Capital Funding Corp. (c)             A-1+     5.66     11/28/95       2,489,863
                                                                                             -----------
TOTAL COMMERCIAL PAPER                                                                      66,060,576
                                                                                            ------------
TOTAL INVESTMENTS--98.9%
(Identified cost $94,842,024)                                                               94,842,024(a)
Cash and receivables, less liabilities--1.1%                                                 1,042,489
                                                                                            ------------
NET ASSETS--100.0%                                                                         $95,884,513
                                                                                            ============


(a) Federal Income Tax Information: At June 30, 1995 the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand note. The interest rates shown reflect the rate currently in effect.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 1995, these securities amounted to a value of $31,005,513 or 32.3% of net assets.


                        See Notes to Financial Statements
                                       2-3

                               MONEY MARKET SERIES


STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995
(Unaudited)


Assets
 Investment securities at value (Identified cost $94,842,024)               $94,842,024
 Cash                                                                           824,248
 Investment income receivable                                                   293,237
                                                                              ----------
  Total assets                                                               95,959,509
                                                                              ----------
Liabilities
 Investment advisory fee                                                         49,708
 Trustees' fee                                                                    4,333
 Administration fee                                                               4,341
 Accrued expenses                                                                16,614
                                                                              ----------
  Total liabilities                                                              74,996
                                                                              ----------
Net Assets                                                                  $95,884,513
                                                                              ==========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                           $95,884,509
 Undistributed net investment income                                                  4
                                                                              ----------
Net Assets                                                                  $95,884,513
                                                                              ==========
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization                                                               9,588,450
                                                                              ==========
Net asset value and offering price per share                                     $10.00
                                                                              ==========



STATEMENT OF OPERATIONS
For the six months ended June 30, 1995
(Unaudited)


Investment Income
 Interest                                                                    $2,772,597
                                                                               ----------
  Total investment income                                                     2,772,597
                                                                               ----------
Expenses
 Investment advisory fee                                                        177,917
 Administration fee                                                              26,687
 Audit                                                                           12,412
 Printing                                                                        11,956
 Custodian                                                                        8,118
 Trustees'                                                                        4,388
 Miscellaneous                                                                    3,157
                                                                               ----------
  Total expenses                                                                244,635
                                                                               ----------
  Net investment income                                                       2,527,962
                                                                               ----------
Net increase in net assets resulting from operations                         $2,527,962
                                                                               ==========

                        See Notes to Financial Statements
                                      2-4

                              MONEY MARKET SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                                              Six Months
                                                                                Ended            Year
                                                                               6/30/95          Ended
                                                                             (Unaudited)       12/31/94
                                                                              -----------   --------------
From Operations
 Net investment income                                                      $  2,527,962    $   3,392,083
 Net realized gains                                                                   --              100
                                                                               ---------      ------------
 Net increase in net assets resulting from operations                          2,527,962        3,392,183
                                                                               ---------      ------------
From Distributions to Shareholders
 Net investment income                                                        (2,541,840)      (3,378,211)
 Net realized gains                                                                   --              (94)
                                                                               ---------      ------------
Decrease in net assets from distributions to shareholders                     (2,541,840)      (3,378,305)
                                                                               ---------      ------------
From Share Transactions
 Proceeds from sales of shares (8,796,026 and 23,586,003 shares,
  respectively)                                                               87,960,260      235,860,031
 Net asset value of shares issued from reinvestment of distributions
  (254,185 and 337,830,  respectively)                                         2,541,840        3,378,305
 Cost of shares repurchased (8,918,956 and 21,761,240 shares,
  respectively)                                                              (89,189,560)    (217,612,379)
                                                                               ---------      ------------
 Increase in net assets from share transactions                                1,312,540       21,625,957
                                                                               ---------      ------------
 Net increase in net assets                                                    1,298,662       21,639,835
Net Assets
 Beginning of period                                                          94,585,851       72,946,016
                                                                               ---------      ------------
 End of period (including undistributed net investment income of $4 and
  $13,882,  respectively)                                                   $ 95,884,513    $  94,585,851
                                                                               =========      ============

STOCK SERIESFINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                           Six Months
                                             Ended
                                         June 30, 1995                 Year ended December 31,
                                          (Unaudited)       1994      1993      1992      1991       1990
                                          --------------    ------    ------    ------    ------   --------
Net asset value, beginning of period         $10.00        $10.00    $10.00    $10.00    $10.00     $10.00
Income from investment operations
 Net investment income                         0.28          0.38(1)   0.28(1)   0.35      0.58       0.79
                                           ------------      ----      ----      ----      ----      ------
  Total from investment operations             0.28          0.38      0.28      0.35      0.58       0.79
                                           ------------      ----      ----      ----      ----      ------
Less distributions
 Dividends from net investment income         (0.28)        (0.38)    (0.28)    (0.35)    (0.58)     (0.79)
                                           ------------      ----      ----      ----      ----      ------
  Total distributions                         (0.28)        (0.38)    (0.28)    (0.35)    (0.58)     (0.79)
                                           ------------      ----      ----      ----      ----      ------
Net asset value, end of period               $10.00        $10.00    $10.00    $10.00    $10.00     $10.00
                                           ============      ====      ====      ====      ====      ======
Total return                                   2.83%(3)      3.77%     2.80%     3.50%     5.80%      7.90%
Ratios/supplemental data:
Net assets, end of period (thousands)       $95,885       $94,586   $72,946   $69,962   $51,692    $38,709
Ratio to average net assets of:
 Operating expenses                            0.55%(2)      0.55%     0.55%     0.50%     0.50%      0.50%
 Net investment income                         5.64%(2)      3.85%     2.84%     3.49%     5.76%      7.87%


(1) Includes reimbursement of operating expenses by investment adviser of $0.003 and $0.01 per share, respectively.
(2) Annualized
(3) Not annualized


                      See Notes to Financial Statements
                                      2-5

                                 GROWTH SERIES

   During this six-month reporting period, the stock market has advanced strongly, with the technology and financial services sectors leading the way. Propelled by falling interest rates and increasing investor confidence that the Federal Reserve Board may have successfully guided the economy to a "soft landing," we saw a combination of interest-sensitive sectors and technology and capital goods stocks outperform most other groups.

   Phoenix Edge Growth Series made very strong absolute gains over this reporting period. For the six months ended June 30, 1995, the Fund provided a total return of 15.80%. According to the Standard & Poor's 500 Composite Stock Index, a commonly used, unmanaged measure of stock performance, the market returned 20.19% in the same period. (All of these figures assume reinvestment of any distributions.)

   Several factors early in this reporting period held performance back. First, holdings in smaller and mid-sized companies did not perform as well as larger issues earlier in the year. For the balance of the year, however, we believe smaller issues will show better relative performance. Higher cash reserves at the start of the year also hurt performance slightly; however, we brought cash levels down significantly during the period. Finally, underweighting in the financial services sector coming into 1995 was a negative factor, but our moves to increase holdings benefited the portfolio over the remainder of this period.

   On the positive side, several factors worked well for the portfolio during this reporting period. Increased exposure to health care and pharmaceutical stocks helped performance. Also, while consumer-oriented holdings have produced good results, we have begun to reduce these holdings and increase weightings in the capital goods sector, which we believe has good earnings potential in the months ahead. Technology stocks have maintained their leadership in a dramatic fashion over the past six months and have been strong contributors to the portfolio. Currently, the portfolio is overweighted in the technology sector, which we expect will continue to provide market leadership despite the potential for increased volatility moving forward.


   For the balance of 1995, we believe further stock market gains will be difficult to attain. Since earnings growth is expected to moderate in the months ahead, market expectations may need to be adjusted. Nevertheless, we believe many strong growth and good quality companies will provide attractive investment opportunities during the second half of the year.



                           SCHEDULE OF INVESTMENTS
                                June 30, 1995
                                 (Unaudited)



                                                          SHARES       VALUE
                                                          ------   -------------
COMMON STOCKS--84.1%
Aerospace & Defense--2.3%
  Boeing Company                                         290,000    $18,161,250
                                                                    -----------
Airlines--1.0%
  AMR Corp. (b)                                          100,000      7,462,500
                                                                    -----------
Bank--2.1%
  Citicorp                                               285,000     16,494,375
                                                                    -----------
Chemical--Specialty--1.3%
  Morton International, Inc.                             350,000     10,237,500
                                                                    -----------
Computer Software & Services--2.9%
  HBO & Co.                                              180,000      9,810,000
  Microsoft Corp. (b)                                     90,000      8,133,750
  Oak Technology, Inc. (b)                               144,200      5,299,350
                                                                    -----------
                                                                     23,243,100
                                                                    -----------
Conglomerates--2.0%
  ITT Corp.                                              135,000     15,862,500
                                                                    -----------
Electrical Equipment--1.9%
  Honeywell, Inc.                                        350,000     15,093,750
                                                                    -----------
Electronics--6.0%
  Applied Materials, Inc. (b)                            100,000      8,662,500
  Cypress Semiconductors Co. (b)                         250,000     10,125,000
  Intel Corp.                                            245,000     15,511,563
  National Semiconductor Corp. (b)                       475,000     13,181,250
                                                                    -----------
                                                                     47,480,313
                                                                    -----------
Entertainment, Leisure & Gaming--3.4%
  Viacom, Inc. Class B (b)                               275,000     12,753,125
  Walt Disney Co.                                        260,000     14,462,500
                                                                    -----------
                                                                     27,215,625
                                                                    -----------
Financial Services--8.4%
  Dean Witter Discover & Co.                             310,000    $14,570,000
  Federal National Mortgage Assoc.                       176,000     16,610,000
  H & R Block, Inc.                                      104,000      4,277,000
  Morgan Stanley Group, Inc.                             100,000      8,100,000
  Student Loan Marketing Association                     320,000     15,000,000
  Travelers Group, Inc.                                  175,000      7,656,250
                                                                    -----------
                                                                     66,213,250
                                                                    -----------
Food--1.3%
  Ralston Purina Co.                                     200,000     10,200,000
                                                                    -----------
Health Care--Diversified--1.0%
  American Home Products Corp.                            96,800      7,489,900
                                                                    -----------
Health Care--Drugs--6.0%
  Amgen, Inc. (b)                                        215,000     17,294,062
  Lilly (Eli) & Co.                                      190,000     14,915,000
  Merck & Co., Inc.                                      307,500     15,067,500
                                                                    -----------
                                                                     47,276,562
                                                                    -----------
Hospital Management & Services--3.3%
  Columbia/HCA Healthcare Corp.                          450,000     19,462,500
  PhyCor, Inc. (b)                                       192,500      6,761,562
                                                                    -----------
                                                                     26,224,062
                                                                    -----------
Insurance--6.0%
  Aetna Life & Casualty Co.                              295,000     18,548,125
  American International Group, Inc.                     125,000     14,250,000
  General Re Corp.                                       110,100     14,739,637
                                                                    -----------
                                                                     47,537,762
                                                                    -----------
Medical Products & Supplies--6.7%
  Baxter International, Inc.                             415,000     15,095,625
  Boston Scientific Corp. (b)                            245,000      7,809,375
                       See Notes to Financial Statements
                                      2-6
Medical Products & Supplies--continued
  Johnson & Johnson                                      115,000   $  7,776,875
  Medtronic, Inc.                                        100,000      7,712,500
  St. Jude Medical, Inc.                                 283,500     14,210,438
                                                                    -----------
                                                                     52,604,813
                                                                    -----------
Miscellaneous--1.1%
  Eastman Kodak Co.                                      145,000      8,790,625
                                                                    -----------
Natural Gas--1.4%
  Apache Corp.                                           407,700     11,160,788
                                                                    -----------
Office & Business Equipment--1.7%
  Compaq Computer Corp. (b)                              300,000     13,612,500
                                                                    -----------
Oil Service & Equipment--3.6%
  BJ Services Co. (b)                                    500,000     11,375,000
  Schlumberger Ltd.                                      275,000     17,084,375
                                                                    -----------
                                                                     28,459,375
                                                                    -----------
Paper, Packaging & Forest Products--1.1%
  Bowater, Inc.                                          200,000      8,975,000
                                                                    -----------
Pollution Control--3.6%
  Browning-Ferris Industries, Inc.                       340,000     12,282,500
  WMX Technologies, Inc.                                 570,000     16,173,750
                                                                    -----------
                                                                     28,456,250
                                                                    -----------
Professional Services--1.7%
  First Data Systems Corp.                               240,000     13,650,000
                                                                    -----------
Retail--4.3%
  Federated Department Stores, Inc. (b)                  315,000      8,111,250
  Office Depot, Inc. (b)                                 300,000      8,437,500
  Staples, Inc. (b)                                      250,000      7,218,750
  Wal-Mart Stores, Inc.                                  367,100      9,819,925
                                                                    -----------
                                                                     33,587,425
                                                                    -----------
Retail--Food--1.1%
  Safeway, Inc. (b)                                      225,000      8,409,375
                                                                    -----------
Telecommunications Equipment--7.6%
  Bay Networks, Inc. (b)                                 180,000      7,447,500
  cisco Systems, Inc. (b)                                289,000     14,612,563
  General Instrument Corp. (b)                           250,000      9,593,750
  Northern Telecom Ltd.                                  132,000      4,818,000
  StrataCom, Inc. (b)                                    275,000     13,406,250
  U.S. Robotics Corp.                                     91,000      9,919,000
                                                                    -----------
                                                                     59,797,063
                                                                    -----------
Tobacco--1.3%
  Philip Morris Companies, Inc.                          135,000     10,040,625
                                                                    -----------
TOTAL COMMON STOCKS
(Identified cost $587,618,359)                                      663,736,288
                                                                    -----------
FOREIGN COMMON STOCKS--5.3%
  Computer Software & Services--1.7%
  Cap Gemini Sogeti (France)                             215,000   $  6,652,100
  Standard Application Software AG-Vorzug (Germany)        5,245      6,603,140
                                                                    -----------
                                                                     13,255,240
                                                                    -----------
Oil--2.1%
  Royal Dutch Petroleum Co. ADR (Netherlands)            139,000     16,940,625
                                                                    -----------
Telecommunications Equipment--1.1%
  Ericsson L.M. Telephone Co. Class B ADR (Sweden)       420,000      8,400,000
                                                                    -----------
Utility--Telephone--0.4%
  DDI Corp. (Japan)                                          415      3,323,913
                                                                    -----------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $36,125,153)                                        41,919,778
                                                                    -----------
TOTAL LONG-TERM INVESTMENTS--89.4%
(Identified cost $623,743,512)                                      705,656,066
                                                                    -----------

                                                          STANDARD    PAR
                                                          & POOR'S   VALUE
                                                           RATING    (000)
                                                          --------    -----
SHORT-TERM OBLIGATIONS--8.6%
Commercial Paper--7.7%
  Philip Morris Cos., Inc. 6.10%, 7-3-95                   A-1      $   830        829,719
  Goldman, Sachs & Co. 5.95%, 7-6-95                       A-1+       4,215      4,211,517
  BellSouth Telecommunications, Inc. 5.93%, 7-10-95        A-1+       5,810      5,801,387
  Exxon Imperial U.S., Inc. 5.95%, 7-11-95                 A-1+       8,360      8,346,183
  Goldman, Sachs & Co. 5.95%, 7-12-95                      A-1+       5,000      4,990,910
  Pfizer, Inc. 5.93%, 7-12-95                              A-1+       6,300      6,288,585
  Pfizer, Inc. 5.93%, 7-13-95                              A-1+       2,270      2,265,513
  H.J. Heinz Co. 5.85%, 7-21-95                            A-1       12,735     12,693,611
  Campbell Soup Co. 5.93%, 7-27-95                         A-1+       5,265      5,242,451
  Shell Oil Co. 5.82%, 7-31-95                             A-1+      10,000      9,951,500
                                                                                 -----------
                                                                                60,621,376
                                                                                 -----------
Federal Agency Securities--0.9%
  Federal National Mortgage Assoc. 5.90%, 8-14-95                     3,885      3,856,826
  Student Loan Marketing Assoc. 5.66%, 11-9-95                        3,500      3,500,000
                                                                                 -----------
                                                                                 7,356,826
                                                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $67,978,360)                                                   67,978,202
                                                                                -----------
TOTAL INVESTMENTS--98.0%
(Identified cost $691,721,872)                                                 773,634,268(a)
Cash and receivables, less liabilities--2.0%                                    15,655,610
                                                                                 -----------
NET ASSETS--100.0%                                                            $789,289,878
                                                                                ===========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $86,379,231 and gross depreciation of $4,438,332 for income tax purposes. At June 30, 1995 the aggregate cost of securities for federal income tax purposes was $691,693,369.
(b) Non-income producing.
ADR--American Depository Receipt


                        See Notes to Financial Statements
                                      2-7

                                 GROWTH SERIES


STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995
(Unaudited)


Assets
 Investment securities at value (Identified cost $691,721,872)              $773,634,268
 Receivable for investment securities sold                                    18,968,397
 Investment income receivable                                                  1,154,527
 Tax reclaim receivable                                                          116,382
 Other receivable                                                                123,025
                                                                              -----------
  Total assets                                                               793,996,599
                                                                              -----------
Liabilities
 Custodian                                                                       493,723
 Payable for investment securities purchased                                   3,681,217
 Investment advisory fee                                                         414,214
 Administration fee                                                               38,339
 Trustees' fee                                                                     3,155
 Accrued expenses                                                                 76,073
                                                                              -----------
  Total liabilities                                                            4,706,721
                                                                              -----------
Net Assets                                                                  $789,289,878
                                                                              ===========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                           $670,759,646
 Undistributed net investment income                                             153,682
 Accumulated net realized gains                                               36,464,154
 Net unrealized appreciation                                                  81,912,396
                                                                              -----------
Net Assets                                                                  $789,289,878
                                                                              ===========
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization                                                               43,747,603
                                                                              ===========
Net asset value and offering price per share                                      $18.04
                                                                              ===========



STATEMENT OF OPERATIONS
For the six months ended June 30, 1995
(Unaudited)


Investment Income
 Dividends                                                                  $  4,447,935
 Interest                                                                      3,591,835
                                                                              -----------
  Total investment income                                                      8,039,770
                                                                              -----------
Expenses
 Investment advisory fee                                                       2,252,885
 Administration fee                                                              206,693
 Trustees'                                                                         5,210
 Custodian                                                                        91,129
 Audit                                                                            19,698
 Printing                                                                         23,407
 Miscellaneous                                                                    17,066
                                                                              -----------
  Total expenses                                                               2,616,088
                                                                              ----------
  Net investment income                                                        5,423,682
                                                                              -----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on securities                                              37,897,309
 Net realized loss on foreign currency transactions                           (1,447,772)
 Net unrealized appreciation on investments                                   62,051,392
                                                                              -----------
Net gain on investments                                                       98,500,929
                                                                              -----------
Net increase in net assets resulting from operations                        $103,924,611
                                                                              ===========

                        See Notes to Financial Statements
                                       2-8

                                 GROWTH SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                   Ended            Year
                                                                                  6/30/95          Ended
                                                                                (Unaudited)       12/31/94
                                                                                 -----------   --------------
From Operations
 Net investment income                                                         $  5,423,682    $   7,438,217
 Net realized gains                                                              36,449,537       21,194,240
 Net unrealized appreciation (depreciation)                                      62,051,392      (22,581,225)
                                                                                  ---------      ------------
  Net increase in net assets resulting from operations                          103,924,611        6,051,232
                                                                                  ---------      ------------
From Distributions to Shareholders
 Net investment income                                                           (5,340,685)      (7,512,592)
 Net realized gains                                                                      --      (33,881,394)
                                                                                  ---------      ------------
Decrease in net assets from distributions to shareholders                        (5,340,685)     (41,393,986)
                                                                                  ---------      ------------
From Share Transactions
 Proceeds from sales of shares (8,486,747 and 17,499,498 shares,
  respectively)                                                                 141,214,279      293,876,374
 Net asset value of shares issued from reinvestment of distributions
  (305,393 and 2,620,718, respectively)                                           5,340,745       41,393,986
 Cost of shares repurchased (4,326,555 and 7,747,001 shares, respectively)      (72,070,144)    (130,074,382)
                                                                                  ---------      ------------
  Increase in net assets from share transactions                                 74,484,880      205,195,978
                                                                                  ---------      ------------
 Net increase in net assets                                                     173,068,806      169,853,224
Net Assets
 Beginning of period                                                            616,221,072      446,367,848
                                                                                  ---------      ------------
 End of period (including undistributed net investment income of $153,682
  and $70,685, respectively)                                                   $789,289,878    $ 616,221,072
                                                                                  =========      ============

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                              Six
                                             Months
                                             Ended
                                         June 30, 1995                  Year Ended December 31,
                                          (Unaudited)       1994       1993       1992       1991       1990
                                          -------------    -------    -------    -------    -------   --------
Net asset value, beginning of period         $15.69        $16.59     $15.01     $14.43     $11.72     $11.62
Income from investment operations
 Net investment income                         0.13          0.23(1)    0.16       0.22       0.39       0.35
 Net realized and unrealized gain              2.35          0.02       2.77       1.25       4.64       0.10
                                          ------------      -----      -----      -----      -----      ------
  Total from investment operations             2.48          0.25       2.93       1.47       5.03       0.45
                                          ------------      -----      -----      -----      -----      ------
Less distributions
 Dividends from net investment income         (0.13)        (0.23)     (0.15)     (0.23)     (0.37)     (0.35)
 Dividends from net realized gains            --            (0.92)     (1.20)     (0.66)     (1.95)      --
                                          ------------      -----      -----      -----      -----      ------
  Total distributions                         (0.13)        (1.15)     (1.35)     (0.89)     (2.32)     (0.35)
                                          ------------      -----      -----      -----      -----      ------
Change in net asset value                      2.35         (0.90)      1.58       0.58       2.71       0.10
                                          ------------      -----      -----      -----      -----      ------
Net asset value, end of period               $18.04        $15.69     $16.59     $15.01     $14.43     $11.72
                                          ============      =====      =====      =====      =====      ======
Total return                                  15.80%(3)      1.48%     19.69%     10.29%     43.83%      3.98%
Ratios/supplemental data:
Net assets, end of period (thousands)      $789,290      $616,221   $446,368   $245,565   $102,259    $40,061
Ratio to average net assets of:
 Operating expenses                            0.77%(2)      0.80%      0.79%      0.50%      0.50%      0.50%
 Net investment income                         1.55%(2)      1.38%      0.97%      1.66%      2.14%      3.19%
Portfolio turnover rate                         181%(2)       185%       185%       214%       237%       272%

(1) Includes reimbursement of operating expenses by investment adviser of $0.003 per share.
(2) Annualized
(3) Not annualized
The components of income from investment operations are calculated based on the average number of shares outstanding.

                        See Notes to Financial Statements
                                       2-9

                                  BOND SERIES

   Over this six-month reporting period, the domestic fixed-income markets made a remarkable recovery from their dismal 1994 performance. Aided by the slowing economy and controlled inflation, all sectors produced solidly positive results. High-yield bonds and mortgage-backed securities were among the top-performing markets. In addition, the emerging debt markets, which struggled over the early months of 1995, made a strong comeback in the second half of the period and outperformed all fixed-income markets for the final three months of the period.

   The Phoenix Edge Bond Series had an excellent first half, posting gains well ahead of the market. For the six months ended June 30, 1995, the fund returned 13.01%. According to the Lehman Brothers Aggregate Bond Index, an unmanaged commonly used measure of bond performance, the market returned 11.44% in the same period. (All of these figures assume reinvestment of any distributions.)

   During this reporting period, we stressed U.S. government securities, non-agency mortgage-backed securities and emerging market debt--all of which were strong contributors to first-half results. The emerging markets, in particular, enhanced performance over the second half of the period. Despite the intense sell off experienced in the first calendar quarter--triggered by the Mexican peso crisis last December--emerging debt markets rebounded dramatically in the second calendar quarter.

   As of June 30, approximately 21% of the portfolio was invested in emerging market securities. This allocation remains well-diversified among nine countries, with Argentina and Brazil as the two largest holdings.


   Our long-term outlook for the emerging markets sector remains positive, particularly for countries where local governments remain committed to market-based reforms, including Argentina, Brazil and Poland. In addition to the emerging markets, we also expect the portfolio will continue to benefit from its holdings in the U.S. government securities sector.



                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1995
                                 (Unaudited)



                                                        MOODY'S      PAR
                                                          BOND      VALUE
                                                         RATING     (000)        VALUE
                                                          -----    -------   -------------
U.S. GOVERNMENT SECURITIES--23.2%
U.S. Treasury Bonds--16.8%
  U.S. Treasury Bonds 6.50%, '05                             Aaa     $10,950    $11,181,702
  U.S. Treasury Bonds 6.25%, '23                             Aaa       1,000        945,050
  U.S. Treasury Bonds 7.625%, '25                            Aaa       3,200      3,612,832
                                                                                -----------
                                                                                 15,739,584
                                                                                -----------
U.S. Treasury Notes--2.1%
  U.S. Treasury Notes 6.50%, '97                             Aaa       1,000      1,011,160
  U.S. Treasury Notes 6.125%, '98                            Aaa       1,000      1,006,290
                                                                                -----------
                                                                                  2,017,450
                                                                                -----------
Mortgage-Backed Securities--4.3%
  FHLMC 7.50%, '18                                           Aaa         978        985,191
  FNMA 7%, '24                                               Aaa       2,848      2,802,268
  GNMA Seasoned 8%, '06                                      Aaa         279        285,705
                                                                                -----------
                                                                                  4,073,164
                                                                                -----------
TOTAL U.S. GOVERNMENT SECURITIES
(Identified cost $21,222,786)                                                    21,830,198
                                                                                -----------
NON-CONVERTIBLE BONDS--33.3%
Airlines--1.8%
  GPA Delaware, Inc. 8.75%, '98                              Caa       2,000      1,720,000
                                                                                -----------
Chemical--Specialty--1.3%
  Borden Chemical & Plastics 9.50%, '05                      Ba        1,200      1,218,000
                                                                                -----------
Containers--2.4%
  Owens-Illinois, Inc., 11%, '03                             Ba        2,000      2,210,000
                                                                                -----------
Hospital Management & Services--1.4%
  National Medical Enterprises 9.625%, '02                   Ba          500        531,250
  National Medical Enterprises 10.125%, '05                  Ba          750        796,875
                                                                                -----------
                                                                                  1,328,125
                                                                                -----------
Machinery--1.6%
  Cincinnati Milacron, Inc. 8.375%, '04                      Ba        1,500      1,505,625
                                                                                -----------
Non-Agency Mortgage Backed Securities--15.4%
  Chase Mortgage Finance Corp. 8.02%, '22                    NR          940        957,251
  Kearny Street 93-1, A Float 7.025%, '00                    AA(b)       115        115,016
  KPAC 7.18%, '05                                            BBB(b)      500        484,688
  Nomura Asset Securities Corp. 94-MD2,
   A6, Float 7.3275%, '03                                    A(b)      1,676      1,670,344
  Prudential Home Mortgage 144A 6.641%, '23 (c)              NR        1,500      1,404,141
  Resolution Trust Corp. 7.90%, '23                          Aa        1,360      1,368,623
  Resolution Trust Corp. 6.55%, '24                          Aaa       1,538      1,519,342
  Resolution Trust Corp. 8%, '25                             BBB(b)      989        980,000
  Resolution Trust Corp. 8%,'26                              BBB(b)    1,946      1,931,769
  Resolution Trust Corp. 7.50%, '28                          AA(b)     2,948      2,981,094
  Ryland Mortgage Securities Corp. 8.33%, '30                A(b)      1,048      1,046,508
                                                                                -----------
                                                                                 14,458,776
                                                                                -----------
Paper & Forest Products--0.9%
  SD Warren Co. Series B 12%, '04                            B           750        810,000
                                                                                -----------
Publishing, Broadcasting, Printing & Cable--4.2%
  Paramount Communications 8.25%, '22                        B         2,000      1,924,700
  SCI Television 11%, '05                                    B         1,459      1,522,831
  Univision Television 11.75%, '01                           B           500        531,875
                                                                                -----------
                                                                                  3,979,406
                                                                                -----------
Retail--Food Service--3.2%
  ARA Services, Inc. 10.625%, '00                            Ba           54         60,075
  Curtice-Burns Foods, Inc. 12.25%, '05                      B         2,750      2,908,125
                                                                                -----------
                                                                                  2,968,200
                                                                                -----------
Telecommunications Equipment--1.1%
  Panamsat L.P. (0%, '98) 11.375%, '03                       B         1,500      1,072,500
                                                                                -----------

                        See Notes to Financial Statements
                                      2-10

                                  BOND SERIES

                                                           MOODY'S    PAR
                                                            BOND     VALUE
                                                           RATING    (000)        VALUE
                                                           ------    -----      -----------
TOTAL NON-CONVERTIBLE BONDS
(Identified cost $30,214,889)                                                   $31,270,632
                                                                                -----------
FOREIGN NON-CONVERTIBLE BONDS--11.9%
Argentina--1.6%
  Bridas Corp. Yankee 12.50%, '99                            B       $1,600       1,456,000
                                                                                -----------
Brazil--1.0%
  Aracruz Celulose 10.375%, '02                              NR       1,000         932,500
                                                                                -----------
Canada--1.5%
  Videotron Groupe Ltd. 10.25%, '02                          Ba       1,400       1,445,500
                                                                                -----------
Chile--2.0%
  CSAV 144A 7.375%, '03 (c)                                  BBB(b)   2,000       1,860,000
                                                                                -----------
Columbia--2.8%
  Centragas Yankee 144A 10.65%, '10 (c)                      BBB(b)   2,500       2,584,375
                                                                                -----------
Indonesia--1.6%
  P.T. Polysindo 13%, '01                                    B        1,500       1,522,500
                                                                                -----------
Philippines--1.4%
  Subic Power Corp. 144A 9.50%, '08 (c)                      NR       1,398       1,296,389
                                                                                -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
(Identified cost $10,857,860)                                                    11,097,264
                                                                                -----------
FOREIGN GOVERNMENT SECURITIES--12.1%
Argentina--3.6%
  Republic of Argentina Bear FRB Float 7.3125%, '05          BB(b)    3,500       2,165,625
  Republic of Argentina Par L-GP (5%,'96) 6%, '23            B        2,500       1,193,875
                                                                                -----------
                                                                                  3,359,500
                                                                                -----------
Brazil--3.4%
  Republic of Brazil EI-L Euro Floater 6.6875%, '06          NR       2,000       1,197,500
  Republic of Brazil Par YL4 (4.25%,'96) 6%, '24             NR       1,000         446,250
  Republic of Brazil 20 yr. Series C Euro 8%, '14            NR       3,121       1,533,290
                                                                                -----------
                                                                                  3,177,040
                                                                                -----------
Costa Rica--1.2%
  Central Bank of Costa Rica 6.25%, '10                      NR       2,200       1,144,000
                                                                                -----------
Ecuador--1.0%
  Republic of Ecuador PDI 20 yr Euro 7.25%, '15              NR       3,000         982,500
                                                                                -----------
Mexico--1.3%
  United Mexican States Series B Euro 6.25% '19              Ba       2,000       1,220,000
                                                                                -----------
Poland--1.6%
  Poland Global Bearer PDI (3.25%,'95) 7%, '14               NR       2,500       1,500,000
                                                                                -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified cost $10,137,218)                                                    11,383,040
                                                                                -----------
MUNICIPAL TAX-EXEMPT BONDS--9.0%
  Florida--1.6%
  Palm Beach Waste Revenue Project B 10.50%, '11             NR       1,500       1,511,055
                                                                                -----------
Michigan--0.2%
  Brighton School District 0%, '18                           Aaa        600         149,190
                                                                                -----------
Pennsylvania--4.8%
  Pennsylvania Economic Development 10.375%, '12             NR       2,500       2,526,225
  Pennsylvania Financial Development 6.75%, '07              NR       1,950       1,957,469
                                                                                -----------
                                                                                  4,483,694
                                                                                -----------
Virginia--1.7%
  Pittsylvania County Series B 7.65%, '10                    NR       1,500       1,595,385
                                                                                -----------
Wisconsin--0.7%
  Wisconsin G.O. Series 5 4.85%, '06                         Aa         750         693,097
                                                                                -----------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(Identified cost $8,194,875)                                                      8,432,421
                                                                                -----------

                                                                      SHARES
                                                                       -----
CONVERTIBLE PREFERRED STOCKS--1.8%
Metals & Mining--1.8%
  Freeport-McMoRan Copper Cv. Pfd. (5%,'96) 7%, '02                    78,000     1,686,750
                                                                                 ----------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified cost $1,828,122)                                                      1,686,750
                                                                                 ----------
PREFERRED STOCKS--4.1%
Paper, Packaging & Forest Products--0.8%
  SD Warren Co. Pfd. Unit 144A PIK Series B (c)                        30,000       786,580
                                                                                 ----------
Telecommunications Equipment--3.3%
  Panamsat Corp. Pfd. 12.75%, '05                                       3,050     3,082,025
                                                                                 ----------
TOTAL PREFERRED STOCKS
(Identified cost $3,729,500)                                                      3,868,605
                                                                                 ----------
WARRANTS--0.2%
Paper, Packaging & Forest Products--0.2%
  SD Warren Warrants                                                   30,000       180,000
                                                                                 ----------
TOTAL WARRANTS
(Identified cost $142,500)                                                          180,000
                                                                                 ----------
TOTAL LONG-TERM INVESTMENTS--95.6%
(Identified cost $86,327,750)                                                    89,748,910
                                                                                 ----------


                                                                        PAR
                                                                       VALUE
                                                                       (000)
                                                                       -----
SHORT-TERM OBLIGATIONS--2.1%
Commercial Paper--2.1%
  Anheuser-Busch Cos., Inc. 5.93%, 7-6-95                         P-1   $   95        94,922
  BellSouth Telecommunications, Inc. 6.10%, 7-6-95                P-1      880       879,254
  BellSouth Telecommunications, Inc. 6.10%, 7-10-95               P-1    1,000       998,475
                                                                                  ----------
                                                                                   1,972,651
                                                                                  ----------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $1,972,651)                                                       1,972,651
                                                                                ------------
TOTAL INVESTMENTS--97.7%
(Identified cost $88,300,401)                                                     91,721,561(a)
Cash and receivables, less liabilities--2.3%                                       2,155,089
                                                                                ------------
NET ASSETS--100.0%                                                               $93,876,650
                                                                                ============


(a) Federal Income Tax Information; Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,340,884 and gross depreciation of $951,519 for income tax purposes. At June 30, 1995 the aggregate cost of securities for federal income tax purposes was $88,332,196.
(b) As rated by Standard & Poor's, Duff & Phelps or Fitch.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 1995, these securities amounted to a value of $7,931,485 or 8.4% of net assets.


                        See Notes to Financial Statements
                                      2-11

                                  BOND SERIES


STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995
(Unaudited)



Assets
 Investment securities at value (Identified cost $88,300,401)               $91,721,561
 Cash                                                                            40,793
 Receivable for investment securities sold                                    2,607,715
 Investment income receivable                                                 1,813,289
 Other receivable                                                                15,030
                                                                              ----------
  Total assets                                                               96,198,388
                                                                              ----------
Liabilities
 Payable for investment securities purchased                                  2,259,620
 Investment advisory fee                                                          9,454
 Administration fee                                                               4,603
 Trustees' fee                                                                    4,903
 Accrued expenses                                                                43,158
                                                                              ----------
  Total liabilities                                                           2,321,738
                                                                              ----------
Net Assets                                                                  $93,876,650
                                                                              ==========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                           $93,664,465
 Undistributed net investment income                                            154,661
 Accumulated net realized losses                                             (3,363,636)
 Net unrealized appreciation                                                  3,421,160
                                                                              ----------
Net Assets                                                                  $93,876,650
                                                                              ==========
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization                                                               9,644,532
                                                                              ==========
Net asset value and offering price per share                                      $9.73
                                                                              ==========


STATEMENT OF OPERATIONS
For the six months ended June 30, 1995
(Unaudited)

Investment Income
 Interest                                                                   $ 3,781,214
 Dividends                                                                      238,138
                                                                              ----------
  Total investment income                                                     4,019,352
                                                                              ----------
Expenses
 Investment advisory fee                                                        205,219
 Administration fee                                                              24,626
 Custodian                                                                       42,403
 Audit                                                                           19,549
 Printing                                                                        10,291
 Trustees'                                                                        7,711
 Miscellaneous                                                                    9,099
                                                                              ----------
  Total expenses                                                                318,898
  Less expenses borne by investment adviser                                     (52,038)
                                                                              ----------
  Net expenses                                                                  266,860
                                                                              ----------
  Net investment income                                                       3,752,492
                                                                              ----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized loss on securities                                               (200,090)
 Net unrealized appreciation on investments                                   6,703,354
                                                                              ----------
Net gain on investments                                                       6,503,264
                                                                              ----------
Net increase in net assets resulting from operations                        $10,255,756
                                                                              ==========

                        See Notes to Financial Statements
                                      2-12

                                  BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                Six Months
                                                                                   Ended           Year
                                                                                  6/30/95          Ended
                                                                                (Unaudited)      12/31/94
                                                                                -----------   -------------
From Operations
 Net investment income                                                         $  3,752,492    $  5,726,303
 Net realized losses                                                               (200,090)     (4,421,816)
 Net unrealized appreciation (depreciation)                                       6,703,354      (5,570,839)
                                                                                  ---------      -----------
 Net increase (decrease) in net assets resulting from operations                 10,255,756      (4,266,352)
                                                                                  ---------      -----------
From Distributions to Shareholders
 Net investment income                                                           (3,620,904)     (5,746,498)
                                                                                  ---------      -----------
 Decrease in net assets from distributions to shareholders                       (3,620,904)     (5,746,498)
                                                                                  ---------      -----------
From Share Transactions
 Proceeds from sales of shares (2,781,039 and 4,380,630 shares,
  respectively)                                                                  26,204,014      42,304,393
 Net asset value of shares issued from reinvestment of distributions
  (384,241 and 617,518,  respectively)                                            3,620,904       5,746,498
 Cost of shares repurchased (1,836,485 and 4,414,044 shares, respectively)      (17,269,148)    (42,745,168)
                                                                                  ---------      -----------
  Increase in net assets from share transactions                                 12,555,770       5,305,723
                                                                                  ---------      -----------
 Net increase (decrease) in net assets                                           19,190,622      (4,707,127)
Net Assets
 Beginning of period                                                             74,686,028      79,393,155
                                                                                  ---------      -----------
 End of period (including undistributed net invesment income of $154,661 and
  $23,073, respectively)                                                       $ 93,876,650    $ 74,686,028
                                                                                  =========      ===========

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                  Six
                                                 Months
                                                 Ended
                                             June 30, 1995                 Year Ended December 31,
                                              (Unaudited)      1994      1993      1992      1991       1990
                                             --------------    ------    ------    ------    ------   --------
Net asset value, beginning of period             $ 8.98       $10.27    $ 9.58    $ 9.33    $ 8.48     $ 8.85
Income from investment operations
 Net investment income                             0.41(1)      0.72(1)   0.66(1)   0.66      0.74       0.80
 Net realized and unrealized gain (loss)           0.74        (1.28)     0.84      0.25      0.85      (0.37)
                                               ------------      ----      ----      ----      ----      ------
  Total from investment operations                 1.15        (0.56)     1.50      0.91      1.59       0.43
                                               ------------      ----      ----      ----      ----      ------
Less distributions
 Dividends from net investment income             (0.40)       (0.73)    (0.66)    (0.66)    (0.74)     (0.80)
 Dividends from net realized capital
  gains                                              --           --     (0.15)       --        --         --
                                               ------------      ----      ----      ----      ----      ------
  Total distributions                             (0.40)       (0.73)    (0.81)    (0.66)    (0.74)     (0.80)
                                               ------------      ----      ----      ----      ----      ------
Change in net asset value                          0.75        (1.29)     0.69      0.25      0.85      (0.37)
                                               ------------      ----      ----      ----      ----      ------
Net asset value, end of period                   $ 9.73       $ 8.98    $10.27    $ 9.58    $ 9.33     $ 8.48
                                               ============      ====      ====      ====      ====      ======
Total return                                      13.01%(3)    -5.47%    15.90%    10.03%    19.41%      5.14%
Ratios/supplemental data:
Net assets, end of period (thousands)           $93,877      $74,686   $79,393   $43,090   $21,957    $13,558
Ratio to average net assets of:
 Operating expenses                                0.65%(2)     0.66%     0.65%     0.50%     0.50%      0.50%
 Net investment income                             9.07%(2)     7.62%     6.71%     7.47%     8.65%      9.26%
Portfolio turnover rate                             174%(2)      181%      169%      166%      269%       318%

(1) Includes reimbursement of operating expenses by investment adviser of $0.006, $0.006 and $0.005 per share, respectively.
(2) Annualized
(3) Not annualized
The components of income from investment operations are calculated based on the average number of shares outstanding.


                        See Notes to Financial Statements
                                      2-13

                             TOTAL RETURN SERIES

  Moderating economic growth and relatively subdued inflation provided a positive climate for the financial markets over the first six months of 1995. Aided by the strong rally in the bond markets, equities remained on a fast track throughout this six-month reporting period. As measured by the Standard & Poor's 500 Composite Stock Index, a commonly used, unmanaged indicator of stock performance, the equity market returned 20.19% for the first half of 1995.

   Fixed-income markets also showed remarkable strength, with all sectors providing solidly positive first-half performance. Yields on the 30-year Treasury bond declined significantly over this reporting period, dropping from 7.89% at yearend to 6.62% on June 30. As measured by the Lehman Brothers Aggregate Bond Index, a commonly used, unmanaged gauge of market performance, bonds returned 11.44% over this six-month period.

   Phoenix Edge Total Return Series posted strong absolute gains over this reporting period. For the six months ended June 30, 1995, The Fund returned 11.05%. In contrast, its peer group's average--the 175 flexible funds tracked by Lipper Analytical Services--was 12.48%. As the broad market returns noted above, all of these figures assume reinvestment of any distributions.

   The portfolio's relative underperformance was due primarily to its lower bond allocation versus its peer group. Although we had increased the bond allocation to 20% moving into 1995, we underestimated the strength of the bond market rally from its 1994 lows.

   In anticipation of an improving stock market, we also increased the portfolio's equity allocation to 55%. This proved to be an appropriate move, with strong contributions from a number of areas. Technology, the top-performing industry over the first half, was well represented in the portfolio, with names such as Intel, Microsoft and Ericsson. Other equity holdings that posted favorable results included Medtronic, McDonald's, Disney, Eastman Kodak and ITT.

   As noted in our last report, we expected that 1995 would be a better year for the financial markets; however, we underestimated the strength of the stock market rally. Over the second half of 1995, we expect gains in the stock market to be more labored and speculative in nature. Also, as the Federal Reserve shifts from a policy of tightening to one of ease, the bond market is not likely to repeat its first-half performance over the balance of the year. Although short-term rates are likely to decline, longer-term bonds will be hard pressed to show much price appreciation. Therefore, we have begun reducing our bond allocation.

   In conclusion, we expect the remainder of 1995 to be more volatile than the first half and further gains in the market to be more difficult.

                        See Notes to Financial Statements
                                      2-14

                              TOTAL RETURN SERIES

                             SCHEDULE OF INVESTMENTS
                                  June 30, 1995
                                   (Unaudited)


                                     STANDARD
                                          &        PAR
                                       POOR'S     VALUE
                                       RATING     (000)         VALUE
                                        ------    -------   -------------
U.S. GOVERNMENT SECURITIES--16.0%
U.S. TREASURY BONDS--2.9%
  U.S. Treasury Bonds 7.875%, '04          AAA     $ 8,500     $ 9,468,235
                                                              -----------
U.S. Treasury Notes--13.1%
  U.S. Treasury Notes 7.25%, '96           AAA       7,000       7,131,040
  U.S. Treasury Notes 7.375%, '97          AAA       7,000       7,227,360
  U.S. Treasury Notes 7.50%, '97           AAA      14,500      14,858,875
  U.S. Treasury Notes 6.50%, '99           AAA      12,800      13,018,752
                                                               -----------
                                                                42,236,027
                                                               -----------
TOTAL U.S. GOVERNMENT SECURITIES
(Identified cost $49,725,871)                                   51,704,262
                                                               -----------

                                                    SHARES
                                                    ------
COMMON STOCKS--51.2%
Advertising--2.0%
  Interpublic Group Companies, Inc.                   89,800     3,367,500
  Omnicom Group, Inc.                                 52,000     3,152,500
                                                                ---------
                                                                 6,520,000
                                                                ---------
Aerospace & Defense--3.3%
  Boeing Company                                      70,000     4,383,750
  Rockwell International Corp.                        70,000     3,202,500
  United Technologies Corp.                           40,000     3,125,000
                                                                ---------
                                                                10,711,250
                                                                ---------
Beverages--0.5%
  Coca Cola Co.                                       25,000     1,593,750
                                                                ---------
Chemical--1.0%
  Monsanto Co.                                        36,000     3,244,500
                                                                ---------
Chemical--Specialty--1.7%
  Engelhard Corp.                                     85,000     3,644,375
  Loctite Corp.                                       40,000     1,820,000
                                                                ---------
                                                                 5,464,375
                                                                ---------
Computer Software & Services--1.6%
  Microsoft Corp. (b)                                 34,000     3,072,750
  Sybase, Inc. (b)                                    69,300     2,035,687
                                                                ---------
                                                                 5,108,437
                                                                ---------
Conglomerates--0.6%
  ITT Corp.                                           16,000     1,880,000
                                                                ---------
Electrical Equipment--3.6%
  Emerson Electric Co.                                74,000     5,291,000
  Honeywell, Inc.                                    145,000     6,253,125
                                                                ---------
                                                                11,544,125
                                                                ---------
Electronics--0.6%
  Amphenol Corp. Class A (b)                          15,500       451,438
  Intel Corp.                                         26,000     1,646,125
                                                                ---------
                                                                 2,097,563
                                                                ---------
Entertainment, Leisure & Gaming--4.2%
  Gaylord Entertainment Co. Class A                  120,750     3,048,937
  Time Warner, Inc.                                  150,000     6,168,750
  Viacom, Inc. Class B (b)                            30,000     1,391,250
  Walt Disney Co.                                     51,700     2,875,813
                                                                ---------
                                                                13,484,750
                                                                ---------
Financial Services--2.1%
  American Express Co.                                90,000     3,161,250
  Travelers Group, Inc.                               80,000     3,500,000
                                                                ---------
                                                                 6,661,250
                                                                ---------
Food--1.5%
  Ralston Purina Co.                                  92,000     4,692,000
                                                                ---------

                                                   SHARES       VALUE
                                                   ------   ------------
Health Care--Diversified--1.5%
  Warner-Lambert Co.                                 57,000    $ 4,923,375
                                                               ----------
Health Care--Drugs--3.5%
  Lilly (Eli) & Co.                                  34,000      2,669,000
  Merck & Co., Inc.                                 120,000      5,880,000
  Schering-Plough Corp.                              60,000      2,647,500
                                                               ----------
                                                                11,196,500
                                                               ----------
Household Furnishing & Appliance--1.9%
  Whirlpool Corp.                                   112,400      6,182,000
                                                               ----------
Insurance--0.2%
  American International Group, Inc.                  4,300        490,200
                                                               ----------
Lodging & Restaurants--1.1%
  McDonald's Corp.                                   90,000      3,521,250
                                                                ----------
Medical Products & Supplies--1.4%
  Becton Dickinson & Co.                             50,200      2,924,150
  Medtronic, Inc.                                    22,000      1,696,750
                                                               ----------
                                                                 4,620,900
                                                               ----------
Miscellaneous--3.1%
  Eastman Kodak Co.                                 100,000      6,062,500
  Minnesota Mining & Manufacturing Co.               67,000      3,835,750
                                                               ----------
                                                                 9,898,250
                                                               ----------
Office & Business Equipment--1.6%
  Compaq Computer Corp. (b)                          75,000      3,403,125
  Silicon Graphics, Inc. (b)                         42,000      1,674,750
                                                                ----------
                                                                 5,077,875
                                                               ----------
Professional Services--1.1%
  First Data Systems Corp.                           65,400      3,719,625
                                                               ----------
Publishing, Broadcasting, Printing & Cable--3.2%
  Capital Cities/ABC, Inc.                           29,000      3,132,000
  Gannett, Inc.                                     100,000      5,425,000
  Lin Television Corp. (b)                           50,400      1,694,700
                                                               ----------
                                                                10,251,700
                                                               ----------
Retail--9.0%
  Barnes & Noble, Inc. (b)                           75,000      2,550,000
  Dillard Department Stores, Inc.                   105,000      3,084,375
  Federated Department Stores, Inc. (b)             120,000      3,090,000
  Kohls Corp. (b)                                    63,100      2,878,938
  May Department Stores Co.                          80,000      3,330,000
  Nordstrom, Inc.                                    82,300      3,405,162
  Pep Boys--Manny, Moe & Jack                        69,000      1,845,750
  Talbots, Inc.                                      75,700      3,009,075
  Wal-Mart Stores, Inc.                             218,000      5,831,500
                                                               ----------
                                                                29,024,800
                                                               ----------
Telecommunications Equipment--0.9%
  Motorola, Inc.                                     45,000      3,020,625
                                                               ----------
TOTAL COMMON STOCKS
(Identified cost $149,523,785)                                 164,929,100
                                                               ----------
FOREIGN COMMON STOCKS--2.8%
Chemical--0.2%
  Potash Corp. of Saskatchewan, Inc. (Canada)         9,600        536,400
                                                               ----------
Oil Service & Equipment--0.6%
  Petroleum Geo-Services ADR (Norway) (b)            69,500      1,998,125
                                                               ----------
Telecommunications Equipment--1.0%
  Ericsson L.M. Telephone Co. Class B ADR
   (Sweden)                                         163,000      3,260,000
                                                                ----------
Utility--Telephone--1.0%
  Vodafone Group PLC ADR (United Kingdom)            85,000      3,219,375
                                                                ----------

                        See Notes to Financial Statements
                                      2-15

                              TOTAL RETURN SERIES

                                                                  VALUE
                                                               -----------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $7,808,776)                                  $  9,013,900
                                                                  ---------
TOTAL LONG-TERM INVESTMENTS--70.0%
(Identified cost $207,058,432)                                 225,647,262
                                                                  ---------

                                         STANDARD      PAR
                                         & POOR's     VALUE
                                          RATING      (000)
                                         --------     ------
SHORT-TERM OBLIGATIONS--28.7%
Commercial Paper--26.8%
  Goldman, Sachs & Co. 5.95%, 7-6-95         A-1+      $8,850      8,842,686
  Exxon Imperial U.S., Inc. 5.95%,
   7-7-95                                    A-1+       7,505      7,497,558
  BellSouth Telecommunications, Inc.
   5.95%, 7-10-95                            A-1+       5,180      5,172,295
  Exxon Imperial U.S., Inc. 5.95%,
   7-11-95                                   A-1+       5,120      5,111,538
  Goldman, Sachs & Co. 5.95%, 7-12-95        A-1+       5,000      4,990,910
  Philip Morris Cos., Inc. 5.92%,
   7-13-95                                   A-1        8,000      7,984,213
  AT&T 5.87%, 7-14-95                        A-1+       5,000      4,989,401
  McDonald's Corp. 5.93%, 7-17-95            A-1+       8,740      8,716,965
  Unilever Capital Corp. 5.90%, 7-17-95      A-1+       4,855      4,842,269

                                          STANDARD     PAR
                                          & POOR's    VALUE
                                           RATING     (000)       VALUE
                                           --------    -----   -----------
  BellSouth Telecommunications, Inc.
   5.95%, 7-19-95                             A-1+     $ 3,600  $  3,589,290
  H.J. Heinz Co. 5.85%, 7-21-95               A-1       10,310    10,276,492
  Campbell Soup Co. 5.93%, 7-27-95            A-1+       4,435     4,416,006
  Shell Oil Co. 5.82%, 7-31-95                A-1+      10,000     9,951,500
                                                                  ---------
                                                                  86,381,123
                                                                  ---------
Federal Agency Securities--1.9%
  Federal National Mortgage Assoc.
   5.90%, 8-14-95                                        1,225     1,216,117
  Student Loan Marketing Assoc. 5.66%, 11-9-95           5,000     5,000,000
                                                                  ---------
                                                                   6,216,117
                                                                  ---------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $92,597,291)                                     92,597,240
                                                                  ---------
TOTAL INVESTMENTS--98.7%
(Identified cost $299,655,723)                                   318,244,502(a)
Cash and receivables, less liabilities--1.3%                       4,301,051
                                                                  ---------
NET ASSETS--100.0%                                              $322,545,553
                                                                  =========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,653,065 and gross depreciation of $1,208,378 for income tax purposes. At June 30, 1995 the aggregate cost of securities for federal income tax purposes was $299,799,815.
(b) Non-income producing.
ADR--American Depository Receipt

                        See Notes to Financial Statements
                                      2-16

                              TOTAL RETURN SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995
(Unaudited)


Assets
 Investment securities at value (Identified cost $299,655,723)     $318,244,502
 Receivable for investment securities sold                            4,334,895
 Investment income receivable                                         1,022,801
 Tax reclaim receivable                                                   9,439
 Other receivable                                                        50,216
                                                                     -----------
  Total assets                                                      323,661,853
                                                                     -----------
Liabilities
 Custodian                                                              282,622
 Payable for investment securities purchased                            528,480
 Investment advisory fee                                                187,110
 Administration fee                                                      15,858
 Trustees' fee                                                            2,494
 Accrued expenses                                                        99,736
                                                                     -----------
  Total liabilities                                                   1,116,300
                                                                     -----------
Net Assets                                                         $322,545,553
                                                                     ===========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                  $295,497,891
 Undistributed net investment income                                     93,247
 Accumulated net realized gains                                       8,365,636
 Net unrealized appreciation                                         18,588,779
                                                                     -----------
Net Assets                                                         $322,545,553
                                                                     ===========

Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization                                            23,315,452
                                                                     ===========
Net asset value and offering price per share                             $13.83
                                                                     ===========


STATEMENT OF OPERATIONS
For the six months ended June 30, 1995
(Unaudited)

Investment Income
 Dividends                                                          $ 1,121,341
 Interest                                                             5,089,017
                                                                      -----------
  Total investment income                                             6,210,358
                                                                      -----------
Expenses
 Investment advisory fee                                                894,369
 Administration fee                                                      90,805
 Custodian                                                               18,026
 Printing                                                                13,567
 Audit                                                                    9,523
 Trustees'                                                                2,894
 Miscellaneous                                                           16,528
                                                                      -----------
  Total expenses                                                      1,045,712
                                                                      -----------
  Net investment income                                               5,164,646
                                                                      -----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on securities                                      9,090,550
 Net realized loss on foreign currency transactions                      (2,054)
 Net unrealized appreciation on investments                          17,775,104
                                                                      -----------
Net gain on investments                                              26,863,600
                                                                      -----------
Net increase in net assets resulting from operations                $32,028,246
                                                                      ===========

                        See Notes to Financial Statements
                                      2-17

                              TOTAL RETURN SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months
                                                                                     Ended           Year
                                                                                    6/30/95          Ended
                                                                                  (Unaudited)      12/31/94
                                                                                  -----------      --------
From Operations
 Net investment income                                                           $  5,164,646    $  7,505,444
 Net realized gains (losses)                                                        9,088,496      (3,768,797)
 Net unrealized appreciation (depreciation)                                        17,775,104      (7,374,304)
                                                                                    ---------      -----------
  Net increase (decrease) in net assets resulting from operations                  32,028,246      (3,637,657)
                                                                                    ---------      -----------
From Distributions to Shareholders
 Net investment income                                                             (5,049,297)     (7,923,603)
 Net realized gains                                                                  (600,030)     (9,607,065)
                                                                                    ---------      -----------
 Decrease in net assets from distributions to shareholders                         (5,649,327)    (17,530,668)
                                                                                    ---------      -----------
From Share Transactions
 Proceeds from sales of shares (2,603,521 and 6,357,542 shares, respectively)      34,611,837      84,155,117
 Net asset value of shares issued from reinvestment of distributions (415,583
  and 1,367,449 shares, repectively)                                                5,649,327      17,530,668
 Cost of shares repurchased (2,494,763 and 3,611,175 shares, respectively)        (33,177,921)    (47,445,390)
                                                                                    ---------      -----------
  Increase in net assets from share transactions                                    7,083,243      54,240,395
                                                                                    ---------      -----------
 Net increase in net assets                                                        33,462,162      33,072,070
Net Assets
 Beginning of period                                                              289,083,391     256,011,321
                                                                                    ---------      -----------
 End of period (including undistributed net investment income and distributions in excess of net investment income of $93,247 and ($22,102),
  respectively)                                                                  $322,545,553    $289,083,391
                                                                                    =========      ===========

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                            Six
                                           Months
                                           Ended
                                       June 30, 1995                        Year Ended December 31,
                                        (Unaudited)       1994       1993       1992       1991      1990
                                        --------------    -------    -------    -------    ------    ------
Net asset value, beginning of
  period                                   $12.68        $13.71     $12.86     $12.97     $11.07    $11.05
Income from investment operations
 Net investment income                       0.23          0.36(1)    0.23       0.37       0.42      0.58
 Net realized and unrealized gain
  (loss)                                     1.17         (0.56)      1.17       0.99       2.76      0.02
                                         ------------      -----      -----      -----      ----      ----
  Total from investment operations           1.40         (0.20)      1.40       1.36       3.18      0.60
                                         ------------      -----      -----      -----      ----      ----
Less distributions
 Dividends from net investment
  income                                    (0.22)        (0.37)     (0.23)     (0.37)     (0.42)    (0.58)
 Dividends from net realized gains          (0.03)        (0.46)     (0.32)     (1.10)     (0.86)     --
                                         ------------      -----      -----      -----      ----      ----
  Total distributions                       (0.25)        (0.83)     (0.55)     (1.47)     (1.28)    (0.58)
                                         ------------      -----      -----      -----      ----      ----
Change in net asset value                    1.15         (1.03)      0.85      (0.11)      1.90      0.02
                                         ------------      -----      -----      -----      ----      ----
Net asset value, end of period             $13.83        $12.68     $13.71     $12.86     $12.97    $11.07
                                         ============      =====      =====      =====      ====      ====
Total return                                11.05%(3)     -1.45%     11.02%     10.67%     29.44%     5.62%
Ratios/supplemental data:
Net assets, end of period
  (thousands)                            $322,546      $289,083   $256,011   $163,628    $98,415   $62,839
Ratio to average net assets of:
 Operating expenses                          0.69%(2)      0.74%      0.74%      0.50%      0.50%     0.50%
 Net investment income                       3.38%(2)      2.71%      1.82%      2.90%      3.48%     5.39%
Portfolio turnover rate                       159%(2)       220%       269%       326%       255%      302%

(1) Includes reimbursement of operating expenses by investment adviser of $0.001 per share.
(2) Annualized
(3) Not annualized
The components of income from investment operations are calculated based on the average number of shares outstanding.

                        See Notes to Financial Statements
                                      2-18

                              INTERNATIONAL SERIES

   The last six months have seen widely divergent performance from world equity markets and currencies. The Mexican peso crisis in December, high interest rates in non-core European markets and the sharp decline of the U.S. dollar in the first calendar quarter put tremendous pressure on equities. More recently, markets have rallied strongly on the back of the booming U.S. stock and bond markets. Interest rates on long bonds have fallen 80 to 100 basis points throughout most of Europe, helping to boost stocks. Asia and Latin America also rallied when fears of rising U.S. interest rates faded.

   While 1994 earnings growth in Europe was above expectations, economically-sensitive sectors are already anticipating slower economic growth ahead. Most of Asia had earnings consistent with expectations, except for Hong Kong, where weak real estate activity and retail demand have pulled the market down. Japan has been one of the biggest disappointments, with the sharp appreciation of the yen worrying both corporations and consumers alike. Companies that have moved production offshore or been exposed to strong U.S. and Asian demand reported better-than-expected profits. However, those companies with significant exposure to the domestic economy are still suffering. Over this reporting period, the best performers included Switzerland, the Netherlands, Belgium, Finland and Denmark. Japan and Latin America were among the worst-performing markets.

   For the six months ended June 30, 1995, Phoenix Edge International Fund produced a total return of 3.71%. As measured by the Morgan Stanley Capital International EAFE Index, the market gained 2.76% in the same period.* (All of these figures assume reinvestment of any distributions.)

   During this reporting period, the portfolio benefited from its exposure to Scandinavia, Switzerland, and Southeast Asia. Underweighting in Japan has also been a positive factor for the portfolio, as well as stronger performance from European assets late in the period. Finally, good stock selection overall has helped the portfolio produce its strong relative performance.

   The outlook for European economies is positive, with growth anticipated between 2.5% and 3% this year. There are few signs of inflationary pressures in Europe, and bond yields have fallen over the last few months. The main driver of economic growth has come from industrial companies where restructuring, strong exports and the start of recovery in Europe has led to a sharp pick up in activity and a rebound in corporate profits. While the consumer climate remains quite weak, we expect improvement later in 1995 and have added to our positions in consumer and domestic demand stocks. We continue to hold our positions in companies that should benefit from outsourcing, productivity enhancement and capital investments as Europe works to improve its global competitiveness.

   Strong growth in Asia continues, with the region expected to grow at a pace of 5% to 8% in 1995. Despite fears of a currency collapse similar to Mexico's, Asian governments responded quickly, raising interest rates to protect their currencies and slow overheating economies. We expect to further increase our overweight position in the region on any market weakness and look forward to renewed growth in 1996.

   Latin America remains difficult. If Mexico stabilizes and does not cause similar problems for the governments of Brazil and Argentina, there is every reason to remain sanguine about the long-term outlook. However, we expect slow economic growth and poor corporate profits in 1995 and will wait to add to positions until the situation improves.

   The Fund has increased holdings in Europe and the Pacific Basin, particularly in financial stocks that are expected to benefit from lower interest rates. We plan to increase exposure to the United Kingdom in hope that the upcoming election spurs the government to create a "feel good" environment for consumers. We also expect to maintain an underweighting in Japan until it becomes evident that a serious effort is being made to resolve fundamental problems in the financial system.

*The Morgan Stanley Capital International EAFE Index is an unmanaged, commonly used measure of foreign stock performance. This index is an aggregate of 15 individual country indexes in Europe, Australia and the Far East.

                        See Notes to Financial Statements
                                      2-19

                             INTERNATIONAL SERIES
                           SCHEDULE OF INVESTMENTS
                                June 30, 1995
                                 (Unaudited)

                                                           SHARES       VALUE
                                                          --------   -----------
COMMON STOCKS--90.7%
Argentina--0.6%
  Quilmes (Beverages)                                         42,000   $   819,000
                                                                         ---------
Australia--2.1%
  Australia & New Zealand Banking Group (Banks)              350,000     1,240,519
  News Corp. (Publishing, Broadcasting & Printing)           267,000     1,487,644
                                                                         ---------
                                                                         2,728,163
                                                                         ---------
Belgium--1.0%
  Kredietbank NV (Banks)                                       5,300     1,259,005
                                                                         ---------
Chile--1.1%
  Compania de Telefonos de Chile ADR
   (Utility--Telephone)                                       18,000     1,464,750
                                                                         ---------
Denmark--2.6%
  Danisco A/S (Food)                                          47,000     2,010,183
  Unidanmark (Banks)                                          27,300     1,339,474
                                                                         ---------
                                                                         3,349,657
                                                                         ---------
Finland--3.4%
  Benefon OY (Electronics)                                    50,700     1,920,140
  Nokia AB (Telecommunications Equipment)                     21,600     1,262,420
  Valmet (Machinery)                                          56,800     1,281,403
                                                                          --------
                                                                         4,463,963
                                                                          --------
France--7.8%
  Carrefour Supermarche (Retail--Food)                         2,100     1,076,534
  Castorama Dubois (Retail)                                    9,600     1,592,243
  Christian Dior SA (Retail)                                   6,600       581,644
  Legrand (Electrical Equipment)                               8,750     1,389,892
  LVMH (Beverages)                                             8,800     1,584,817
  Moulinex (Household Furnishing & Appliances) (b)            33,366       807,392
  Total Compagnie Francaise des Petroles (Oil)                28,000     1,686,643
  Valeo (Auto & Truck Parts)                                  29,500     1,435,596
                                                                          --------
                                                                        10,154,761
                                                                          --------
Germany--8.4%
  Buderus AG (Building & Materials)                            1,350       648,616
  Commerzbank AG (Banks)                                       8,200     1,959,801
  Fresenius AG (Medical Technology)                            2,390     1,611,061
  Gehe AG (Health Care--Drugs)                                 2,900     1,330,467
  Moebel Walther AG (Household Furnishing & Appliances)        3,080     1,557,691
  Standard Application Software AG--Vorzug (Computer
   Software & Services)                                        2,550     3,210,299
  Wella AG (Cosmetics & Soaps)                                   850       675,529
                                                                          --------
                                                                        10,993,464
                                                                          --------
Hong Kong--7.5%
  CDL Hotels International (Lodging & Restaurants)         2,500,000     1,219,709
  Consolidated Electric Power Asia (Utility--Electric)       770,000     1,786,300
  Dao Heng Bank Group, Ltd. (Banks)                          200,000       610,016
  First Pacific Company Ltd. (Conglomerates)               2,250,000     1,991,922
  HSBC Holdings plc (Banks)                                  147,000     1,885,590
  Hutchison Whampoa (Conglomerates)                          295,000     1,425,913
  Sun Hung Kai Properties (Property Development)             130,000       961,874
                                                                          --------
                                                                         9,881,324
                                                                          --------
Indonesia--3.5%
  Astra International (Auto & Truck Parts)                   483,000       856,691
  Indonesia Satellite (Indosat) (Utility--Telephone)         122,000       465,649
  Indonesia Satellite (Indosat) ADR (Utility--
   Telephone)                                                 22,800       872,100
  Matahari Putra Prima (Retail)                              294,000   $   468,657
  Matahari Putra Prima Rights (Retail)                       147,000       141,917
  Semen Gresik (Building & Materials)                        137,000       919,690
  Wicaksana Overseas (International Trade)                   320,000       898,069
                                                                          --------
                                                                         4,622,773
                                                                          --------
Italy--0.8%
  Telecom Italia (Utility--Telephone)                        363,000       983,448
                                                                          --------
Japan--8.3%
  Hoya (Machinery & Engineering)                              20,000       588,929
  Kyocera Corp. (Electronics)                                 12,000       986,574
  Mitsui Marine & Fire Insurance (Insurance)                 128,000       838,258
  Murata Manufacturing (Electronics)                          35,000     1,323,323
  Nippon Steel (Metals & Mining)                              73,000       237,315
  Nippon Telegraph & Telephone (Utility--Telephone)               90       752,651
  Omron Corp. (Electrical & Electronics)                      44,000       839,577
  Oriental Construction Co. (Construction)                    62,000     1,299,884
  Rohm Co. (Electronics)                                      25,000     1,289,754
  Sankyo Co. (Health Care--Diversified)                       31,800       737,881
  Shohkoh Fund & Co. (Financial Services)                      7,300     1,306,951
  SMC Corp. (Machinery)                                       11,000       630,978
                                                                          --------
                                                                        10,832,075
                                                                          --------
Korea--2.0%
  Korea Electric Power Corp. (Utility--Electric)              34,210     1,281,324
  Samsung Electronics (Electronics)                           24,500     1,274,000
                                                                          --------
                                                                         2,555,324
                                                                          --------
Malaysia--0.4%
  Magnum Corporation (Entertainment, Leisure & Gaming)       140,000       327,331
  Technology Resources Industries (Utility--Telephone)        70,000       200,993
                                                                          --------
                                                                           528,324
                                                                          --------
Netherlands--6.0%
  Ahrend Group NV (Office & Business Equipment)               14,100     1,859,690
  Getronics NV (Computer Software & Services)                 15,900       778,336
  IHC Caland NV (Oil Service & Equipment)                     57,500     1,631,732
  Polygram NV (Entertainment, Leisure & Gaming)                3,500       206,546
  Sphinx Kon CVA (Building & Materials)                       41,175     1,471,200
  VNU (Publishing, Broadcasting & Printing)                   16,300     1,950,113
                                                                          --------
                                                                         7,897,617
                                                                          --------
Norway--3.4%
  Nera AS (Telecommunications Equipment)                      20,000       567,721
  Petroleum Geo-Services (Oil Service & Equipment)            60,000     1,725,000
  Uni Storebrand (Insurance)                                 482,000     2,165,677
                                                                          --------
                                                                         4,458,398
                                                                          --------
Peru--1.2%
  CPT (Utility--Telephone)                                   893,945     1,525,366
                                                                          --------
Philippines--1.0%
  Metropolitan Bank & Trust Co. (Banks)                       60,000     1,303,837
                                                                          --------
Portugal--1.2%
  Portugal Telecom (Utility--Telephone)                       80,000     1,529,532
                                                                          --------
Singapore--1.8%
  City Developments Ltd. (Property Development)              100,000       611,807
  Development Bank of Singapore (Banks)                      131,000     1,490,447
  United Overseas Bank Ltd. (Banks)                           25,200       238,025
                                                                          --------
                                                                         2,340,279
                                                                          --------

                        See Notes to Financial Statements
                                      2-20


                                                             SHARES       VALUE

Spain--3.5%
  Banco Central Hispanoamericano, SA (Banks)                 57,000    $  1,207,408
  Centros Comerciales Continente SA (Retail)                 64,000       1,538,030
  Repsol SA (Oil)                                            58,000       1,824,924
                                                                       ------------
                                                                          4,570,362
                                                                       ------------
Sweden--4.6%
  Allgon AB (Telecommunications Equipment)                   54,000       1,282,960
  Astra AB (Health Care--Drugs)                              49,050       1,512,267
  Autoliv AB (Auto & Truck Parts)                            37,000       1,976,626
  SKF AB (Industrial Components)                             62,000       1,251,648
                                                                       ------------
                                                                          6,023,501
                                                                       ------------
Switzerland--5.5%
  Brown Boveri & Cie Bearer (Electrical Equipment)              520         538,009
  Brown Boveri B Reg. (Electrical Equipment)                  6,500       1,303,273
  Roche Holdings (Health Care--Diversified)                     300       1,932,124
  Sandoz AG (Health Care--Diversified)                        2,050       1,412,811
  Winterthur Insurance Co. (Insurance)                        3,400       2,042,184
                                                                       ------------
                                                                          7,228,401
                                                                       ------------
Thailand--1.7%
  Bangkok Bank Company Ltd. (Banks)                          57,000         628,074
  PTT Exploration & Production (Oil)                        104,000       1,120,681
  Industrial Finance Corporation of Thailand (Financial
   Services)                                                200,000         526,636
                                                                       ------------
                                                                          2,275,391
                                                                       ------------
United Kingdom--11.3%
  Allied Irish Banks plc (Banks)                             28,000       1,327,605
  British Sky Broadcasting Group plc (Publishing,
   Broadcasting, Printing & Cable)                          113,000         493,532
  BSR International (Electronics)                           893,000       1,392,426
  Carlton Communications (Publishing & Broadcasting)        117,000       1,774,081
  Glaxo Welcome plc (Health Care--Drugs)                    106,000       1,301,177
  Granada Group (Entertainment, Leisure & Gaming)           139,000       1,344,662
  Lonrho plc (Conglomerates)                                478,000       1,125,601
  Next plc (Retail)                                         266,000       1,445,330
  Siebe plc (Industrial & Electrical Machinery)              66,000         657,375
  Smithkline Beecham plc (Health Care--Diversified)          38,000       1,719,500
  Takare (Hospital Management & Services)                   497,000       1,518,282
  TLG plc (Electrical Equipment)                            290,000         729,036
                                                                       ------------
                                                                         14,828,607
                                                                       ------------
TOTAL COMMON STOCKS
(Identified cost $108,741,845)                                          118,617,322
                                                                       ------------


                                              STANDARD      PAR
                                              & POOR'S     VALUE
                                               RATING      (000)        VALUE
                                               --------    ------   -------------
SHORT-TERM OBLIGATIONS--6.7%
Commercial Paper U.S.--6.7%
  Wal-Mart Stores, Inc. 5.97%, 7-3-95           A-1+      $4,430     $  4,428,531
  AT&T Capital Corp. 5.97%, 7-6-95              A-1        2,470        2,467,952
  McDonald's Corp. 5.93%, 7-11-95               A-1+       1,880        1,876,903
                                                                       ------------
                                                                        8,773,386
                                                                       ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $8,773,386)                                          8,773,386
                                                                       ------------
TOTAL INVESTMENTS--97.4%
  (Identified cost $117,515,231)                                      127,390,708(a)
  Cash and receivables, less liabilities--2.6%                          3,390,875
                                                                       ------------
  NET ASSETS--100.0%                                                 $130,781,583
                                                                       ===========

                           INDUSTRY DIVERSIFICATION
                As a Percentage of Total Value of Common Stock
                                 (Unaudited)

Auto & Truck Parts                                                 3.6%
Banks                                                             12.2
Beverages                                                          2.0
Building & Materials                                               2.6
Computer Software & Services                                       3.4
Conglomerates                                                      3.8
Construction                                                       1.1
Cosmetics & Soaps                                                  0.6
Electrical Equipment                                               3.3
Electronics                                                        7.6
Entertainment, Leisure & Gaming                                    1.6
Financial Services                                                 1.5
Food                                                               1.7
Health Care--Diversified                                           4.9
Health Care--Drugs                                                 3.5
Hospital Management & Services                                     1.3
Household Furnishing & Appliances                                  2.0
Industrial & Electrical Machinery                                  0.6
Industrial Components                                              1.1
Insurance                                                          4.2
International Trade                                                0.7
Lodging & Restaurants                                              1.0
Machinery                                                          1.6
Machinery & Engineering                                            0.5
Medical Technology                                                 1.4
Metals & Mining                                                    0.2
Office & Business Equipment                                        1.6
Oil and Oil Service & Equipment                                    6.7
Publishing, Broadcasting, Printing & Cable                         4.8
Property Development                                               1.3
Retail                                                             4.9
Retail--Food                                                       0.9
Telecommunications Equipment                                       2.6
Utility--Electric                                                  2.6
Utility--Telephone                                                 6.6
                                                                   ----
                                                                 100.0%
                                                                   ====

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,564,508 and gross depreciation of $1,715,817 for income tax purposes. At June 30, 1995 the aggregate cost of securities for federal income tax purposes was $117,542,017.
(b) Non-income producing.
  ADR--American Depository Receipt

                       See Notes to Financial Statements
                                      2-21

                              INTERNATIONAL SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995
(Unaudited)

Assets
 Investment securities at market (Identified cost $117,515,231)        $127,390,708
 Foreign currency at market (Identified cost $975,947)                      984,970
 Receivable for investment securities sold                                5,156,297
 Investment income receivable                                               322,321
 Tax reclaim receivable                                                      51,077
                                                                         ------------
  Total Assets                                                          133,905,373
                                                                         ------------
Liabilities
 Custodian                                                                  161,817
 Payable for investment securities purchased                              2,267,930
 Investment advisory fee                                                     76,700
 Administration fee                                                           6,477
 Trustees' fee                                                                4,925
 Accrued expenses                                                           120,450
 Net unrealized depreciation on forward currency contracts                  485,491
                                                                         ------------
  Total Liabilities                                                       3,123,790
                                                                         ------------
Net Assets                                                             $130,781,583
                                                                         ============
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                      $124,087,708
 Undistributed net investment income                                      1,433,927
 Accumulated net realized losses                                         (4,145,430)
 Net unrealized appreciation                                              9,405,378
                                                                         ------------
Net Assets                                                             $130,781,583
                                                                         ============
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization                                                          10,639,937
                                                                         ============
Net asset value and offering price per share                                 $12.29
                                                                         ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1995
(Unaudited)

Investment Income
 Dividends                                                              $ 1,307,543
 Interest                                                                   573,109
 Foreign taxes withheld                                                    (154,609)
                                                                         ------------
  Total investment income                                                 1,726,043
                                                                         ------------
Expenses
 Investment advisory fee                                                    478,586
 Administration fee                                                          38,287
 Custodian                                                                  112,512
 Printing                                                                    16,712
 Audit                                                                       13,571
 Trustees'                                                                    7,980
 Miscellaneous                                                               13,466
                                                                         ------------
  Total expenses                                                            681,114
                                                                         ------------
Net investment income                                                     1,044,929
                                                                         ------------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized loss on securities                                         (1,182,031)
 Net realized loss on foreign currency transactions                      (1,398,707)
 Net unrealized appreciation on investment securities                     6,054,799
 Net unrealized depreciation on foreign currency transactions               (91,786)
                                                                         ------------
Net gain on investments                                                   3,382,275
                                                                         ------------
Net increase in net assets resulting from operations                    $ 4,427,204
                                                                         ============

                       See Notes to Financial Statements
                                      2-22

                              INTERNATIONAL SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Six Months
                                                                                       Ended           Year
                                                                                      6/30/95         Ended
                                                                                    (Unaudited)      12/31/94
                                                                                    -----------   -------------
From Operations
 Net investment income                                                             $  1,044,929    $    691,783
 Net realized losses                                                                 (2,580,738)        (74,826)
 Net change in unrealized appreciation (depreciation)                                 5,963,013      (3,984,032)
                                                                                      ---------      -----------
  Net increase (decrease) in net assets resulting from operations                     4,427,204      (3,367,075)
                                                                                      ---------      -----------
From Distributions to Shareholders
 Net investment income                                                                       --        (257,332)
 Net realized gains                                                                          --      (3,156,656)
                                                                                      ---------      -----------
Decrease in net assets from distributions to shareholders                                    --      (3,413,988)
                                                                                      ---------      -----------
From Share Transactions
 Proceeds from sales of shares (2,397,058 and 9,181,135 shares, respectively)        27,847,088     115,954,555
 Net asset value of shares issued from reinvestment of distributions (0 and
  282,805 shares, respectively)                                                             --       3,413,988
 Cost of shares repurchased (3,116,702 and 3,121,639 shares, respectively)          (36,119,920)    (39,201,848)
                                                                                      ---------      -----------
 (Decrease) increase in net assets from share transactions                           (8,272,832)     80,166,695
                                                                                      ---------      -----------
Net (decrease) increase in net assets                                                (3,845,628)     73,385,632
Net Assets
 Beginning of period                                                                134,627,211      61,241,579
                                                                                      ---------      -----------
 End of period (including undistributed net investment income of $1,433,927 and
  $388,998, respectively)                                                          $130,781,583    $134,627,211
                                                                                      =========      ===========

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding through the indicated period)

                                                Six
                                              Months                                                    From
                                               Ended                                                 Inception
                                           June 30, 1995           Year Ended December 31,           5/1/90 to
                                            (Unaudited)      1994       1993      1992      1991      12/31/90
                                           -------------    -------    ------    ------    ------   ----------
Net asset value, beginning of period          $11.85        $12.21     $ 8.82   $ 10.17    $ 9.07      $10.00
Income from investment operations
 Net investment income                          0.10          0.08       0.07(2)   0.09      0.24(2)     0.07(2)
 Net realized and unrealized gain
  (loss)                                        0.34         (0.07)      3.32     (1.40)     1.53       (0.88)
                                            ------------      -----      ----      ----      ----      --------
  Total from investment operations              0.44          0.01       3.39     (1.31)     1.77       (0.81)
                                            ------------      -----      ----      ----      ----      --------
Less distributions
 Dividends from net investment income             --         (0.03)        --     (0.04)    (0.24)      (0.07)
 Dividends from net realized gains                --         (0.34)        --        --     (0.41)       --
 Distributions from paid in capital               --            --         --        --     (0.02)      (0.05)
                                            ------------      -----      ----      ----      ----      --------
  Total distributions                             --         (0.37)        --     (0.04)    (0.67)      (0.12)
                                            ------------      -----      ----      ----      ----      --------
Change in net asset value                       0.44         (0.36)      3.39     (1.35)     1.10       (0.93)
                                            ------------      -----      ----      ----      ----      --------
Net asset value, end of period                $12.29        $11.85     $12.21   $  8.82    $10.17      $ 9.07
                                            ============      =====      ====      ====      ====      ========
Total return                                    3.71%(3)      0.03%     38.44%   -12.89%    19.78%      -8.10%(3)
Ratio/supplemental data:
Net assets, end of period (thousands)       $130,782      $134,627    $61,242   $13,772    $6,119      $2,010
Ratio to average net assets of:
 Operating expenses                             1.06%(1)      1.10%      1.15%     1.50%     1.50%       1.50%(1)
 Net investment income                          1.62%(1)      0.64%      0.49%     1.13%     2.44%       1.82%(1)
Portfolio turnover rate                          268%(1)       172%       193%       74%      104%         48%(1)

(1) Annualized
(2) Includes reimbursement of operating expenses by investment adviser of $0.05, $0.02 and $0.07, respectively.
(3) Not annualized
The components of income from investment operations are calculated based on the average number of shares outstanding.

                      See Notes to Financial Statements
                                      2-23

                                BALANCED SERIES

  Moderating economic growth and relatively subdued inflation have provided a much improved investment environment for the financial markets over this six-month reporting period. For the six months ended June 30,1995, the Balanced Series provided a total return of 10.12%. The Fund's Balanced Benchmark returned 15.28% in the same period.* (All of these figures assume reinvestment of any distributions.)

   While our efforts to keep the Fund more fully invested have helped the portfolio over the first half of 1995, most of the underperformance came early in the period. On balance, the fixed-income holdings produced solid results. A shorter duration versus the benchmark held performance back somewhat; however, the portfolio benefited as we extended duration over the second calendar quarter. At present we expect to maintain a longer duration, in light of a slowing economy that has helped calm fears of inflation.

   In the equity segment, we increased exposure to the technology, financial services and capital goods sectors, with good results overall. Strong contributors to the portfolio included such names as cisco, Travelers Group, First Financial Management and Boeing. We also worked to reduce holdings in the weaker sectors--particularly consumer staples and consumer cyclicals-- that pulled performance down in the period. Finally, while the technology and financial services holdings posted strong results, underweightings in these areas moving into the period hurt the portfolio.

   In the coming months, we expect to keep the portfolio more fully invested. We believe the recent adjustments to the portfolio's sector weightings have positioned the Fund to benefit from some of the most promising growth trends in the marketplace.

*The Balanced Benchmark is calculated by Frank Russell Company based on the performance of the following indexes: 55% S&P 500, 35% Lehman Brothers Aggregate Bond Index and 10% U.S. Treasury bills.

                           SCHEDULE OF INVESTMENTS
                                June 30, 1995
                                 (Unaudited)

                                                STANDARD        PAR
                                                & POOR'S       VALUE
                                                 RATING        (000)           VALUE
                                                 --------    -----------   ------------
U.S. GOVERNMENT SECURITIES--38.4%
U.S. Treasury Bonds--17.8%
  U.S. Treasury Bonds 6.50%, '05                     AAA        $ 7,000       $ 7,148,120
  U.S. Treasury Bonds 7.50%, '05                     AAA          6,750         7,353,113
  U.S. Treasury Bonds 7.50%, '16                     AAA          9,000         9,804,960
  U.S. Treasury Bonds 7.50%, '24                     AAA          5,500         6,088,280
                                                                                ----------
                                                                                30,394,473
                                                                                ----------
U.S. Treasury Notes--17.7%
  U.S. Treasury Notes 4.625%, '95                    AAA          3,000         2,996,244
  U.S. Treasury Notes 7.25%, '96                     AAA         11,000        11,205,920
  U.S. Treasury Notes 4.75%, '98                     AAA          1,500         1,445,820
  U.S. Treasury Notes 4.75%, '98                     AAA          2,000         1,932,160
  U.S. Treasury Notes 6%, '99                        AAA          2,500         2,500,975
  U.S. Treasury Notes 6.875%, '00                    AAA          9,850        10,189,727
                                                                                ----------
                                                                               30,270,846
                                                                                ----------
Mortgage-Backed Securities--2.9%
  GNMA 6.50%, '23                                    AAA          1,960         1,885,893
  GNMA 9%, '23-'25                                   AAA          2,940         3,089,765
                                                                                ----------
                                                                                4,975,658
                                                                                ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Identified cost $64,363,947)                                                  65,640,977
                                                                                ----------
CONVERTIBLE BONDS--2.3%
Computer Software & Services--1.2%
  First Financial Management Corp. Cv.
   5%, '99                                           A            1,500         2,032,500
                                                                                ----------
Electronics--0.7%
  Integrated Device Technology Cv. 5.50%, '02        B            1,125         1,178,438
                                                                                ----------
Lodging & Restaurants--0.4%
  Boston Chicken Cv. Notes 0%, '15                   B            3,350           720,250
                                                                                ----------
TOTAL CONVERTIBLE BONDS
(Identified cost $3,676,098)                                                    3,931,188
                                                                                ----------

                                                                SHARES           VALUE
                                                                ------           -----
CONVERTIBLE PREFERRED STOCKS--2.7%
Insurance--0.4%
  St. Paul Capital LLC Cv. Pfd. 6%, '25                          12,500       $    653,125
                                                                                ----------
Pollution Control--0.5%
  Browning-Ferris Industries, Inc. Cv. Pfd. 7.25%                20,000           730,000
                                                                                ----------
Professional Services--0.9%
  American Express Co. DECS First Data '96                       32,000         1,552,000
                                                                                ----------
Telecommunications Equipment--0.9%
  MFS Communications Cv. Pfd. DECS 8%, '98                       46,500         1,604,250
                                                                                ----------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified cost $4,157,864)                                                    4,539,375
                                                                                ----------
COMMON STOCKS--47.7%
Aerospace & Defense--3.9%
  Boeing Company                                                 25,000         1,565,625
  Lockheed Martin Corp.                                          32,000         2,020,000
  Loral Corp.                                                    27,000         1,397,250
  Rockwell Internatiomal Corp.                                   38,000         1,738,500
                                                                                ----------
                                                                                6,721,375
                                                                                ----------
Bank--3.0%
  Chase Manhattan Corp.                                          35,000         1,645,000
  Golden West Financial Corp.                                    37,500         1,767,188
  Signet Banking Corp.                                           80,000         1,750,000
                                                                                ----------
                                                                                5,162,188
                                                                                ----------
Chemical--1.3%
  W. R. Grace & Co.                                              34,500         2,117,438
                                                                                ----------
Chemical--Specialty--1.0%
  Air Products & Chemicals, Inc.                                 30,000         1,672,500
                                                                                ----------
Computer Software & Services--3.1%
  Cadence Design Systems, Inc. (b)                               50,000         1,618,750
  Computer Sciences Corp. (b)                                    30,000         1,706,250
  Microsoft Corp. (b)                                            16,000         1,446,000
  Sybase, Inc. (b)                                               17,000           499,375
                                                                                ----------
                                                                                5,270,375
                                                                                ----------

                        See Notes to Financial Statements
                                      2-24

                                BALANCED SERIES

                                             SHARES       VALUE
                                             ------       -----
Conglomerates--3.3%
  Alco Standard Corp.                        23,000   $  1,837,125
  ITT Corp.                                  16,500      1,938,750
  Tyco International Ltd.                    33,000      1,782,000
                                                         ---------
                                                         5,557,875
                                                         ---------
Diversified Financial Services--3.6%
  Equifax, Inc.                              53,000      1,768,875
  Federal National Mortgage Assoc.           10,000        943,750
  Green Tree Financial Corp.                 35,000      1,553,125
  Travelers Group, Inc.                      43,000      1,881,250
                                                         ---------
                                                         6,147,000
                                                         ---------
Electronics--1.0%
  Applied Materials, Inc. (b)                20,000      1,732,500
                                                         ---------
Engineering & Construction--1.1%
  Fluor Corp.                                35,000      1,820,000
                                                         ---------
Entertainment, Leisure & Gaming--3.5%
  King World Productions, Inc. (b)           22,000        891,000
  Mattel, Inc.                               67,500      1,755,000
  Viacom, Inc. Class B (b)                   36,000      1,669,500
  Walt Disney Co.                            30,000      1,668,750
                                                         ---------
                                                         5,984,250
                                                         ---------
Health Care--Drugs--1.9%
  Amgen, Inc. (b)                            17,000      1,367,437
  Genzyme Corp.                              48,000      1,920,000
                                                         ---------
                                                         3,287,437
                                                         ---------
Insurance--2.2%
  Aetna Life & Casualty Co.                  30,000      1,886,250
  American International Group, Inc.         16,000      1,824,000
                                                         ---------
                                                         3,710,250
                                                         ---------
Medical Products & Supplies--1.0%
  Medtronic, Inc.                            22,000      1,696,750
                                                         ---------
Miscellaneous--1.1%
  CUC International, Inc. (b)                43,000      1,806,000
                                                         ---------
Natural Gas--1.1%
  Enron Corp.                                54,000      1,896,750
                                                         ---------
Office & Business Equipment--3.7%
  Compaq Computer Corp. (b)                  40,000      1,815,000
  Hewlett Packard Co.                        13,000        968,500
  Silicon Graphics, Inc. (b)                 45,000      1,794,375
  Sun Microsystems, Inc. (b)                 35,000      1,697,500
                                                         ---------
                                                         6,275,375
                                                         ---------
Oil--3.0%
  Atlantic Richfield Co.                     15,000      1,646,250
  Mobil Corp.                                20,000      1,920,000
  Union Texas Petroleum Holdings, Inc.       76,500      1,616,062
                                                         ---------
                                                         5,182,312
                                                         ---------
Oil Service & Equipment--1.7%
  BJ Services Co. (b)                        70,000      1,592,500
  J Ray McDermott SA                         61,000      1,349,625
                                                         ---------
                                                         2,942,125
                                                         ---------
Pollution Control--0.6%
  Browning-Ferris Industries, Inc.           30,000      1,083,750
                                                         ---------
Reits--0.8%
  Nationwide Health Properties, Inc.         35,000      1,365,000
                                                       ---------
Retail--1.7%
  Borders Group, Inc. (b)                    80,000      1,150,000
  Sears Roebuck & Co.                        30,000      1,796,250
                                                         ---------
                                                         2,946,250
                                                         ---------
Telecommunications Equipment--3.2%
  ADC Telecommunications, Inc. (b)           30,000      1,072,500
  cisco Systems, Inc. (b)                    30,000      1,516,875
  Qualcomm, Inc. (b)                         30,000      1,036,875
  Tele-Communications, Inc. Class A (b)      80,000      1,875,000
                                                         ---------
                                                         5,501,250
                                                         ---------
Tobacco--0.9%
  Philip Morris Companies, Inc.              20,000      1,487,500
                                                         ---------
TOTAL COMMON STOCKS
(Identified cost $73,610,252)                           81,366,250
                                                         ---------
FOREIGN COMMON STOCKS--0.8%
Oil Service & Equipment--0.8%
  Petroleum Geo-Services ADR (Norway) (b)    50,000      1,437,500
                                                         ---------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $1,541,060)                             1,437,500
                                                         ---------
TOTAL LONG-TERM INVESTMENTS--91.9%
(Identified cost $147,349,221)                         156,915,290
                                                         ---------

                                                STANDARD     PAR
                                                & POOR'S    VALUE
                                                 RATING     (000)
                                               --------    ----   -------------
SHORT-TERM OBLIGATIONS--6.5%
Commercial Paper--6.5%
  Philip Morris Cos., Inc. 6.10%, 7-3-95          A-1      $  250         249,915
  McDonald's Corp. 5.93%, 7-11-95                 A-1+      4,480       4,472,620
  McDonald's Corp. 5.93%, 7-11-95                 A-1+      2,890       2,885,240
  Goldman, Sachs & Co. 5.95%, 7-12-95             A-1+      3,530       3,523,582
                                                                      -----------
                                                                       11,131,357
                                                                      -----------
TOTAL SHORT TERM OBLIGATIONS
(Identified cost $11,131,357)                                          11,131,357
                                                                      -----------
TOTAL INVESTMENTS--98.4%
(Identified cost $158,480,578)                                        168,046,647(a)
Cash and receivables, less liabilities--1.6%                            2,723,963
                                                                      -----------
NET ASSETS--100.0%                                                   $170,770,610
                                                                      ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,710,539 and gross depreciation of $1,156,987 for income tax purposes. At June 30, 1995 the aggregate cost of securities for federal income tax purposes was $158,493,095.
(b) Non-income producing.
ADR-American Depository Receipt

                        See Notes to Financial Statements
                                      2-25

                                BALANCED SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995
(Unaudited)

Assets
 Investment securities at value (Identified cost $158,480,578)     $168,046,647
 Receivable for investment securities sold                            2,936,373
 Investment income receivable                                           964,372
 Other receivable                                                        34,514
                                                                     -----------
  Total assets                                                      171,981,906
                                                                     -----------
Liabilities
 Custodian                                                               24,854
 Payable for investment securities purchased                            990,375
 Investment advisory fee                                                 83,537
 Trustees' fee                                                            6,970
 Administration fee                                                       1,917
 Accrued expenses                                                       103,643
                                                                     -----------
  Total liabilities                                                   1,211,296
                                                                     -----------
Net Assets                                                         $170,770,610
                                                                     ===========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                  $163,319,543
 Distributions in excess of net investment income                       (49,889)
 Accumulated net realized losses                                     (2,065,113)
 Net unrealized appreciation                                          9,566,069
                                                                     -----------
Net Assets                                                         $170,770,610
                                                                     ===========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization                                            15,003,218
                                                                     ===========
Net asset value and offering price per share                             $11.38
                                                                     ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 1995
(Unaudited)


Investment Income
 Dividends                                                          $   739,161
 Interest                                                             2,695,627
                                                                     -----------
  Total investment income                                             3,434,788
                                                                     -----------
Expenses
 Investment advisory fee                                                451,472
 Administration fee                                                      42,751
 Printing                                                                18,118
 Custodian                                                               17,699
 Audit                                                                   12,801
 Trustees'                                                                4,096
 Miscellaneous                                                           13,103
                                                                     -----------
  Total expenses                                                        560,040
                                                                     -----------
  Net investment income                                               2,874,748
                                                                     -----------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on securities                                      4,418,996
 Net realized loss on foreign currency transactions                     (36,763)
 Net unrealized appreciation on investments                           8,788,760
                                                                     -----------
Net gain on investments                                              13,170,993
                                                                     -----------
Net increase in net assets resulting from operations                $16,045,741
                                                                     ===========

                        See Notes to Financial Statements
                                      2-26

                                BALANCED SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Six Months
                                                                                       Ended           Year
                                                                                      6/30/95         Ended
                                                                                    (Unaudited)      12/31/94
                                                                                    -----------   -------------
From Operations
 Net investment income                                                             $  2,874,748    $  5,692,109
 Net realized gains (losses)                                                          4,382,233      (6,373,826)
 Net unrealized appreciation (depreciation)                                           8,788,760      (4,002,731)
                                                                                      ---------      -----------
  Net increase (decrease) in net assets resulting from operations                    16,045,741      (4,684,448)
                                                                                      ---------      -----------
From Distributions to Shareholders
 Net investment income                                                               (3,132,824)     (5,536,378)
 Net realized gains                                                                     --           (1,538,238)
                                                                                      ---------      -----------
  Decrease in net assets from distributions to shareholders                          (3,132,824)     (7,074,616)
                                                                                      ---------      -----------
From Share Transactions
 Proceeds from sales of shares (1,366,364 and 5,359,333 shares, respectively)        15,032,325      59,085,232
 Net asset value of shares issued from reinvestment of distributions (281,090
  and 660,710 shares, respectively)                                                   3,132,824       7,074,616
 Cost of shares repurchased (1,949,783 and 4,699,191 shares, respectively)          (21,412,687)    (51,439,961)
                                                                                      ---------      -----------
  (Decrease) increase in net assets from share transactions                          (3,247,538)     14,719,887
                                                                                      ---------      -----------
 Net increase in net assets                                                           9,665,379       2,960,823
Net Assets
 Beginning of period                                                                161,105,231     158,144,408
                                                                                      ---------      -----------
 End of period (including distributions in excess of net investment income and
  undistributed net investment income of ($49,889) and $208,187, respectively)     $170,770,610    $161,105,231
                                                                                      =========      ===========

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                              Six                                      From
                                                             Months                                 Inception
                                                             Ended                                    5/1/92
                                                         June 30, 1995          Year Ended              to
                                                          (Unaudited)      12/31/94     12/31/93     12/31/92
                                                         -------------     ---------    ---------   ---------
Net asset value, beginning of period                         $10.53         $11.31       $10.77       $10.00
Income from investment operations
 Net investment income                                         0.19           0.38(2)      0.32(2)      0.19
 Net realized and unrealized gain (loss)                       0.87          (0.70)        0.60         0.77
                                                            -----------      -------      -------      -------
  Total from investment operations                             1.06          (0.32)        0.92         0.96
                                                            -----------      -------      -------      -------
Less distributions
 Dividends from net investment income                         (0.21)         (0.36)       (0.32)       (0.19)
 Dividends from net realized gains                               --          (0.10)       (0.06)          --
                                                            -----------      -------      -------      -------
  Total distributions                                         (0.21)         (0.46)       (0.38)       (0.19)
                                                            -----------      -------      -------      -------
Change in net asset value                                      0.85          (0.78)        0.54         0.77
                                                            -----------      -------      -------      -------
Net asset value, end of period                               $11.38         $10.53       $11.31       $10.77
                                                            ===========      =======      =======      =======

Total return                                                  10.12%(3)      -2.80%        8.57%        9.72%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)                      $170,771       $161,105     $158,144      $54,467
Ratio to average net assets of:
 Operating expenses                                            0.68%(1)       0.69%        0.70%        0.50%(1)
 Net investment income                                         3.47%(1)       3.44%        3.16%        3.59%(1)
Portfolio turnover rate                                         242%(1)        171%         161%         110%(1)

(1) Annualized
(2) Includes reimbursement of operating expenses by investment adviser of $0.001 and $0.001 per share, respectively.
(3) Not annualized
The components of income from operations are calculated based on the average number of shares outstanding at each quarter end.

                        See Notes to Financial Statements
                                      2-27

                              REAL ESTATE SERIES

  Phoenix Edge Real Estate Fund was launched on May 1, 1995. For the two months ended June 30, 1995, the portfolio posted a total return of 5.32%. The performance was solid compared to the NAREIT* Equity Index, which recorded a total return of 5.9% during this period. (All of these figures assume reinvestment of any distributions.)

   The portfolio benefited from strong performance by some of its key holdings. Bay Apartment Communities, Inc. (apartments), Weeks Corp. (industrial), Sun Communities, Inc. (manufactured housing) and Highwoods Properties (office) enjoyed growing market interest due to favorable growth forecasts. The portfolio is weighted heaviest in the apartment (29.5%) and retail (30.2%) sectors; however, we have begun to reduce exposure to retail in favor of opportunities in the office and industrial sectors. This is due to the underlying improvement in office and industrial market fundamentals as well as growing concern regarding turmoil in the broad retail industry.

   Performance in the REIT industry remains divergent by sector. For example, performance has been strong in the office and self-storage sectors, which recorded total returns of 11.7% and 12.8% year-to-date, respectively. Investors have pushed yields lower in these sectors because of excellent growth prospects. The retail sector has posted weaker returns year-to-date with a total return of 1.5%. This is due to moderating growth forecasts for retail sales and a fierce battle for the consumer dollar that is being waged between newer and more traditional retail formats.

   On the whole, the real estate industry is in a cyclical recovery since the crash of the late-1980s. New supply remains constrained in most markets while moderately increasing demand continues to fill vacant space. Landlords have shown an increasing ability to raise rental rates and property incomes are rising. With values stabilized, liquidity has returned to the real estate markets. The industry is watching diligently for signs of renewed construction but so far building is limited to isolated apartment markets in the south and mountain regions. As long as new supply is constrained, market fundamentals should continue to improve.

   This outlook is translating into strong consensus growth estimates for Funds From Operations (FFO) in the REIT sector. REIT FFOs are forecasted to grow 8.0% in 1995. Share prices in the last twelve months have not kept pace with income growth. Price multiples have declined and current dividend yields are well above the levels seen in 1993 and early 1994. Currently, the average dividend yield for Equity REITs is approximately 7.7%. Based on our analysis, REITs are trading at a discount to the estimated aggregate market values of their assets.

   We believe that improving fundamentals in the real estate industry will continue to translate into earnings growth for REITs. With already high income yields, share prices should rise with income growth. We continue to concentrate on those sectors which offer the best prospects for income growth. We will also continue to focus on companies with excellent track records and conservative financial structures.

* The National Association of Real Estate Investment Trusts (NAREIT) Equity Index is a commonly used, unmanaged indicator of REIT performance.


                           SCHEDULE OF INVESTMENTS
                                June 30, 1995
                                 (Unaudited)

                                                Shares      Value
                                                 -----   -----------
COMMON STOCKS--97.3%
COMMERCIAL--18.3%
Industrial--5.0%
  Security Capital Industrial Trust                5,300   $   86,125
  Weeks Corporation                                8,400      210,000
                                                            ---------
                                                              296,125
                                                            ---------
Office--7.6%
  Duke Realty Investments, Inc.                    4,200      118,650
  Highwoods Properties, Inc.                       8,500      216,750
  Spieker Properties, Inc.                         5,300      118,588
                                                            ---------
                                                              453,988
                                                            ---------
Storage--5.7%
  Shurgard Storage Centers, Inc.                   6,200      142,600
  Storage Trust Realty, Inc.                       1,400       28,350
  Storage USA, Inc.                                6,000      170,250
                                                            ---------
                                                              341,200
                                                            ---------
TOTAL COMMERCIAL                                            1,091,313
                                                            ---------
DIVERSIFIED--1.9%
  Colonial Properties Trust                        5,000      115,000
                                                            ---------
TOTAL DIVERSIFIED                                             115,000
                                                            ---------
HEALTH CARE--7.8%
  Health Care Properties Inv., Inc.                7,300      233,600
  Nationwide Health Properties, Inc.                6000      234,000
                                                            ---------
                                                              467,600
                                                            ---------
TOTAL HEALTH CARE                                             467,600
                                                            ---------
HOTEL--2.9%
  FelCor Suite Hotels, Inc.                        4,400      112,200
  Starwood Lodging Trust (b)                       2,500       58,750
                                                            ---------
                                                              170,950
                                                            ---------
TOTAL HOTEL                                                   170,950
                                                            ---------
RESIDENTIAL--36.2%
Apartment--29.5%
  Avalon Properties, Inc.                          5,600      111,300
  Bay Apartment Community, Inc.                    9,000      175,500
  Camden Property Trust                            4,900      107,187
  Equity Residential Properties Trust              7,000      195,125
  Evans Withycombe Residential                     8,700      177,262
  Merry Land & Investment Co.                      9,800      199,675
  Oasis Residential, Inc.                          7,600      165,300
  Post Properties, Inc.                            5,400      163,350
  Security Capital Pacific Trust                  10,000      173,750
  South West Property Trust                        9,800      112,700
  United Dominion Realty Trust                    12,200      179,950
                                                            ---------
                                                            1,761,099
                                                            ---------

                        See Notes to Financial Statements
                                      2-28


                               REAL ESTATE SERIES

                                                 Shares      Value
                                                -------    ---------
Manufactured Homes--6.7%
  Chateau Properties, Inc.                         6,300  $  131,512
  Manufactured Home Communities                    5,400      83,025
  Sun Communities, Inc.                            7,300     182,500
                                                             ---------
                                                             397,037
                                                             ---------
TOTAL RESIDENTIAL                                          2,158,136
                                                              ---------
RETAIL--30.2%
Community/Neighborhood--14.3%
  Developers Diversified Realty Corp.            7,000       201,250
  Federal Realty Investment Trust                6,700       144,888
  Kimco Realty Corp.                             2,700       102,600
  Regency Realty Corp.                           3,200        54,400
  Vornado Realty Trust                           4,900       170,887
  Weingarten Realty Investors                    3,100       117,025
  Western Investment Real Estate Trust           5,200        61,750
                                                            ---------
                                                             852,800
                                                            ---------
Factory Outlet--5.7%
  Chelsea G.C.A. Realty, Inc.                    8,400       226,800
  Horizon Outlet Center                          4,900       113,925
                                                            ---------
                                                             340,725
                                                            ---------
Regional Mall--10.2%
  DeBartolo Realty Corp.                         8,100       118,464
  J.P. Realty, Inc.                              8,300       170,150
  Simon Property Group, Inc.                     7,200       180,900
  Taubman Centers, Inc.                         14,800       140,600
                                                            ---------
                                                             610,114
                                                            ---------
TOTAL RETAIL                                               1,803,639
                                                            ---------
TOTAL COMMON STOCKS
(Identified cost $5,599,018)                               5,806,638
                                                            ---------

                                     STANDARD     PAR
                                     & POOR'S   VALUE
                                      RATING    (000)        VALUE
                                      --------    ----   -------------
SHORT-TERM OBLIGATIONS--2.0%
Commercial Paper--2.0%
  BellSouth Telecommunications,
   Inc. 6.10%, 7-10-95                  A-1+      $120   $   119,817
                                                           -----------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $119,817)                                   119,817
                                                           -----------
TOTAL INVESTMENTS--99.3%
(Identified cost $5,718,835)                               5,926,455(a)
Cash and receivables, less liabilities--0.7%                  43,580
                                                           -----------
NET ASSETS--100.0%                                        $5,970,035
                                                           ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $241,863 and gross depreciation of $34,626 for income tax purposes. At June 30, 1995 the aggregate cost of securities for federal income tax purposes was $5,719,218.
(b) Non-income producing.

                        See Notes to Financial Statements
                                      2-29

                               REAL ESTATE SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995
(Unaudited)

Assets
 Investment securities at value (Identified cost $5,718,835)     $5,926,455
 Cash                                                                22,346
 Receivable for investment securities sold                           29,224
 Receivable from adviser                                                235
 Investment income receivable                                        57,931
                                                                   ---------
  Total assets                                                    6,036,191
                                                                   ---------
Liabilities
 Payable for investment securities purchased                         62,120
 Trustees' fee                                                        1,350
 Administration fee                                                     286
 Accrued expenses                                                     2,400
                                                                   ---------
  Total liabilities                                                  66,156
                                                                   ---------
Net Assets                                                       $5,970,035
                                                                   =========
Net Assets Consist of:
 Capital paid in on shares of beneficial interest                $5,755,107
 Undistributed net investment income                                  4,024
 Accumulated net realized gains                                       3,284
 Net unrealized appreciation                                        207,620
                                                                   ---------
Net Assets                                                       $5,970,035
                                                                   =========
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization                                           573,385
                                                                   =========
Net asset value and offering price per share                         $10.41
                                                                   =========

STATEMENT OF OPERATIONS
From Inception May 1, 1995 to June 30, 1995
(Unaudited)

Investment Income
 Dividends                                                         $ 72,109
 Interest                                                             8,900
                                                                     --------
  Total investment income                                            81,009
                                                                     --------
Expenses
 Investment advisory fee                                              6,910
 Administration fee                                                     553
 Custodian                                                            3,300
 Trustees'                                                            1,350
 Audit                                                                  450
 Printing                                                               200
 Miscellaneous                                                          260
                                                                     --------
  Total expenses                                                     13,023
                                                                     --------
  Less expenses borne by investment adviser                          (3,810)
                                                                     --------
  Net expenses                                                        9,213
                                                                     --------
  Net investment income                                              71,796
                                                                     --------
Net Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on securities                                      3,284
 Net unrealized appreciation on investments                         207,620
                                                                     --------
Net gain on investments                                             210,904
                                                                     --------
Net increase in net assets resulting from operations               $282,700
                                                                     ========

                        See Notes to Financial Statements
                                      2-30

                               REAL ESTATE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 From Inception
                                                                   5/1/95 to
                                                                    6/30/95
                                                                  (Unaudited)
                                                                 --------------
From Operations
 Net investment income                                             $   71,796
 Net realized gains                                                     3,284
 Net unrealized appreciation                                          207,620
                                                                   ------------
  Net increase in net assets resulting from operations                282,700
                                                                   ------------
From Distributions to Shareholders
 Net investment income                                                (67,772)
                                                                   ------------
  Decrease in net assets from distributions to shareholders           (67,772)
                                                                   ------------
From Shares of Beneficial Interest Transactions
 Proceeds from sales of shares (597,521 shares)                     6,006,243
 Net asset value of shares issued in conjunction with
  reinvestment of distributions (6,612 shares)                         67,772
 Cost of shares repurchased (30,748 shares)                          (318,908)
                                                                   ------------
  Increase in net assets from share transactions                    5,755,107
                                                                   ------------
 Net increase in net assets                                         5,970,035
Net Assets
 Beginning of period                                                       --
                                                                   ------------
 End of period (including undistributed net investment income
  of $4,024)                                                       $5,970,035
                                                                   ============

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the indicated period)

                                                                 From Inception
                                                                   5/1/95 to
                                                                    6/30/95
                                                                   (Unaudited)
                                                                   -----------
Net asset value, beginning of period                                 $10.00
Income from investment operations
 Net investment income                                                 0.13(2)
 Net realized and unrealized gain                                      0.40
                                                                   ------------
  Total from investment operations                                     0.53
                                                                   ------------
Less distributions
 Dividends from net investment income                                 (0.12)
                                                                   ------------
  Total distributions                                                 (0.12)
                                                                   ------------
Change in net asset value                                              0.41
                                                                   ------------
Net asset value, end of period                                       $10.41
                                                                   ============
Total return                                                           5.32%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)                                $5,970
Ratio to average net assets of:
 Operating expenses                                                    1.00%(1)
 Net investment income                                                 7.79%(1)
Portfolio turnover rate                                                  16%(1)

(1) Annualized
(2) Includes reimbursement of operating expenses by investment adviser of $0.007 per share.
(3) Not annualized
The components of income from operations are calculated based on the average number of shares outstanding.

                        See Notes to Financial Statements
                                      2-31

                          THE PHOENIX EDGE SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1995
                                   (Unaudited)

Note 1--Organization

  The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of the Money Market, Growth, Bond, Total Return, International, Balanced and Real Estate Series. The Fund was established as part of the December 8, 1986 reorganization of the Phoenix Home Life Variable Accumulation Account (the Account) from a management investment company to a unit investment trust under the Investment Company Act of 1940. The Fund is organized with Series which are available only to the sub-accounts of the Phoenix Home Life Variable Accumulation Account and the Phoenix Home Life Variable Universal Life Account.

Note 2--Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Security Valuation

  In determining the value of the investments of the Growth Series, Bond Series, Total Return Series, International Series, the Balanced Series and the Real Estate Series, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or if no sales are reported, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of broker quotations or valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Use of pricing services has been approved by the Trustees. Short-term securities having a remaining maturity of less than sixty days, are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   The Money Market Series uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the Series' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. The Series attempts to maintain a constant net asset value of $10 per share. The assets of the Series will not be invested in any security with a maturity of greater than 397 days, and the weighted average maturity of its portfolio will not exceed 90 days.

B. Security Transactions and Related Income

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Fund does not amortize premiums except for the Money Market Series, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income Taxes

  Each of the Series is treated as a separate taxable entity. It is the policy of each Series to comply with the requirements of the Internal Revenue Code, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to Shareholders

  Distributions are recorded by each series on the ex-dividend date and all distributions are reinvested into the Fund. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

                                      2-32

E. Foreign Currency Translation

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Purchases and sales of foreign investments and income and expenses are translated into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The gain or loss resulting from a change in exchange rates between the trade and settlement dates of a portfolio transaction or between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward Currency Contracts

  Each Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain (or loss). When the contract is closed, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

G. Futures Contracts

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into a futures contract the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margins and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Trust Expenses:

  Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

Note 3--Investment Advisory Fees and Related Party Transactions

As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of Phoenix Home Life Insurance Company ("PHL") is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each separate Series.

                                                        Rate for excess
                    Rate for first    Rate for next        over $500
Series               $250 million      $250 million         million
 ----------------   --------------     -------------    ----------------
Money Market              .40%             .35%               .30%
Bond                      .50              .45                .40
Balanced                  .55              .50                .45
Total Return              .60              .55                .50
Growth                    .70              .65                .60
International             .75              .70                .65

  The investment adviser for the Real Estate Series is Phoenix Realty Securities, Inc. ("PRS"). PRS is an indirect wholly-owned subisidary of PHL. For its services, PRS is entitled to a fee at an annual rate of 0.75% of the average daily net assets for the first $1 billion.

  Pursuant to a Sub-Advisory Agreement with the Fund, PRS delegates certain investment decisions and research functions to ABKB/LaSalle Securities Limited Partnership ("ABKB") for which ABKB is paid a fee by PRS equal to 0.45% of the average daily net assets of the Real Estate Securities Portfolio for the first $1 billion.

  Each Series (except the International and Real Estate Securities Series) pays a portion or all of its other operating expenses (not including management fee, interest, taxes, brokerage fees and commissions), up to .15% of its average net assets.

                                      2-33

  The International and Real Estate Series pay other operating expenses up to .40% and .25%, respectively, of its average net assets. Expenses above these limits are paid by the Adviser.

  As Financial Agent to the Fund and to each Series, PHL receives a fee at an annual rate of 0.06% of the average daily net assets for bookkeeping, administrative and pricing services.

Note 4--Purchases and Sales of Securities

  Purchases and sales of securities during the period ended June 30, 1995 (excluding U.S. Government securities, short-term securities, options written and forward currency contracts) aggregated the following:

                                             Purchases        Sales
                                             ----------   ------------
  Bond Series                              $ 48,830,632   $ 48,476,771
  Growth Series                             668,689,990    524,028,376
  Total Return Series                       186,491,842    135,408,096
  International Series                      143,033,988    139,108,711
  Balanced Series                           118,844,229    112,819,252
  Real Estate Series                          5,731,116        135,281

  There were no purchases or sales of such securities in the Money Market
Series.

  Purchases and sales of long-term U.S. Government securities during the period ended June 30, 1995 aggregated the following:

                                            Purchases        Sales
                                            ----------   ------------
  Bond Series                              $31,337,265    $20,019,365
  Total Return Series                       14,589,492     20,055,281
  Balanced Series                           75,264,841     57,703,543

  There were no purchases or sales of long-term U.S. Government securities in the Money Market, Growth, International, or Real Estate Series.

Note 5--Forward Currency Contracts

  At June 30, 1995, the International Series had entered into various forward currency contracts which contractually obligate the Series to deliver currencies at specified dates. Open contracts were as follows:

                                                                     Net
                          In                                     Unrealized
      Contracts        Exchange      Settlement                 Appreciation
      to Deliver          For            Date        Value     (Depreciation)
      ----------    ---------------    --------    ---------   -------------
AUD    1,500,000   USD    1,089,000     8/1/95    $1,060,431      $  28,569
FRF   33,500,000   USD    6,473,180     9/1/95     6,884,994       (411,814)
YEN  566,000,000   USD    6,606,747     9/1/95     6,723,288       (116,541)
SEK   13,700,000   USD    1,877,715     7/3/95     1,881,109         (3,394)
SEK   35,300,000   USD    4,822,734     8/1/95     4,838,065        (15,331)
USD    1,863,819   SEK   13,700,000     7/3/95     1,881,109         17,290
USD    1,793,405   SEK   13,200,000     8/1/95     1,809,135         15,730
                                                               -------------
                                                                  $(485,491)
                                                               =============

AUD = Australian Dollar
FRF = French Franc
SEK = Swedish Krona
USD = U.S. Dollar
YEN = Japanese Yen

                                2-34

Note 6--Capital Loss Carryforwards

  As of the most recent tax year end, the following Series of the Fund have available for federal income tax purposes unused capital losses that may be used to offset capital gains generated in subsequent years:

                      Expiring in
                         2002
                     -------------
Bond                  $1,602,485
Balanced               3,251,289

  In addition, under current tax law, capital losses realized after October 31, 1994 may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 1994, the following Series of the Fund have elected to defer losses occurring between November 1, 1994 and December 31, 1994:

                       Capital
                        losses
                       deferred
                     ------------
International         $4,037,301
Balanced               3,047,431

                                      2-35

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

Board of Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Leroy Keith, Jr.
Philip R. McLoughlin
James M. Oates
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Patricia A. Bannan, Vice President
Curtiss O. Barrows, Vice President
Mary E. Canning, Vice President
James M. Dolan, Vice President
Jeanne H. Dorey, Vice President
Jeanne T. Hanley, Vice President
Michael E. Haylon, Vice President
Christopher J. Kelleher, Vice President
John J. McDonald, Vice President
Robert J. Milnamow, Vice President
William R. Moyer, Vice President
Scott C. Noble, Vice President
Amy L. Robinson, Vice President
Barbara Rubin, Vice President
Leonard J. Saltiel, Vice President
Dorothy J. Skaret, Vice President
James D. Wehr, Vice President
John T. Wilson, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
Phoenix Investment Counsel, Inc.
One American Row
Hartford, Connecticut 06115

Investment Adviser (Real Estate)
Phoenix Realty Securities, Inc.
One American Row
Hartford, CT 06115-2520

Custodian
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

International Series Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Real Estate Series Custodian
State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Legal Counsel
Jorden Burt & Berenson
Suite 400 East
1025 Thomas Jefferson Street N.W.
Washington, D.C. 20007-0805
---------------------------------------------------------------------------
This report is not authorized for distribution to prospective investors in The Phoenix Edge Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge and other pertinent information.
---------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                          PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

        (a) Financial Statements.

            1. Condensed Financial Information is included in Part A of the Registration Statement.

            2.   Financial Statements are included in Part B of the Registration
                 Statement:

                 The following unaudited financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's Semi-Annual Report to shareholders of The Phoenix Edge Series Fund for the period ended June 30, 1995:

                        (bullet) Schedule of Investments at June 30, 1995

                        (bullet) Statement of Assets and Liabilities at June 30,
                                 1995

                        (bullet) Statement of Operations at June 30, 1995

                        (bullet) Statement of Changes in Net Assets for the
                                 period ended June 30, 1995

                        (bullet) Financial Highlights

                        (bullet) Notes to financial statements

        (b) Exhibits:

            1. Declaration of Trust of the Registrant dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986.

            1.1 Amendment to Declaration of Trust, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992.

            1.2 Amendment to Declaration of Trust, conforming Fund's borrowing restrictions to California Department's Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992.

            1.3 Amendment to Declaration of Trust, establishing the Balanced Series, filed with Post-Effective Amendment No. 8 on April 28, 1992.

            1.4 Amendment to Declaration of Trust, establishing the Real Estate Securities Series, filed wtih Post-Effective Amendment No. 12 on February 16, 1995.

            1.5 Amendment to Declaration of Trust, establishing the Strategic Theme Series. [To be filed by amendment.]

            2.   Not Applicable.

            3.   Not Applicable.

            4.   Not Applicable.

            5. Form of Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. covering the Balanced, Bond, Growth, Money Market, Total Return and International Series, filed with Post-Effective Amendment No. 11 on May 2, 1994.

            5.1 Form of Investment Advisory Agreement between Registrant and Phoenix Realty Securities, Inc. covering the Phoenix Real Estate Securities Series, filed with Post-Effective Amendment No. 13, on April 28, 1995.

            5.2 Form of Subadvisory Agreement among the Registrant, Phoenix Realty Securities, Inc. and ABKB/LaSalle Partners Limited Partnership, covering the Phoenix Real Estate Securities Series, filed with Post-Effective Amendment No. 13 on April 28, 1995.

            6.   Not Applicable.

            7.   Not Applicable.

            8. Form of Custodian Agreement between Registrant and The Chase Manhattan Bank, N.A. covering the International Series, filed with Post-Effective Amendment No. 4 on March 13, 1990.

            8.1 Form of Amendment to Custodian Agreement covering International Money Market, Growth, Bond, Total Return and Balanced Series, filed with Post-Effective Amendment No. 7 on March 2, 1992.

            8.2 Custodian Agreement between Registrant and Brown Brothers Harriman & Co. covering the International Series, filed with Post-Effective Amendment No. 12 on February 16, 1995.

            8.3 Form of Custodian Agreement between Registrant and State Street Bank and Trust Company covering the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995.

            9.1. Form of Transfer Agency Agreement, filed with original
                 Registration Statement on Form N-1A on April 18, 1986.

            9.2. Form of Financial Agent Agreement, filed with Post-Effective
                 Amendment No. 11 on May 2, 1994.

            10. Opinion and Consent of Counsel covering shares of the International, Bond, Growth, Money Market, Balanced and Total Return Series, filed with Post-Effective Amendment No. 7 on March 2, 1992.

            10.1 Opinion and Consent of Counsel covering shares of Real Estate
                 Securities Series, filed with Post-Effective Amendment No. 13 on April 28, 1995.

            10.2 Opinion and Consent of Counsel covering shares of the Strategic
                 Theme Series. [To be filed by amendment.]

            11.  Written Consent of Price Waterhouse LLP, filed herewith.

            12.  Not Applicable.

            13.  Not Applicable.

            14.  Not Applicable.

            15.  Not Applicable.

            16.  Not Applicable.

            17. Financial Data Schedule filed herewith and reflected on Edgar as Exhibit 27.

            18. Powers of Attorney filed with Post-Effective Amendments Nos. 11, 12 and 14 on May 2, 1994 and February 16, 1995, and October 10, 1995 respectively.

Item 25. Persons Controlled by or Under Common Control With Registrant

        The following diagram illustrates the Registrant's place in the organizational structure:

                                           Phoenix Home Life
     ______________________________________ Mutual Insurance_________
     |                  ___________________     Company              |
     |                  |                    NY Corp (succ. by       |
     |                  |                     merger 1992)           |
     |                  |                    |                       |
     |                  |                    |                       |
  Separate           Variable       Variable Universal     __ PM Holdings, Inc.
 Accounts B,      Accumulation        Life Account         |      CT Corp.
  C, and D          Account          NY Sep. Account       |      (1/8/81)
NY Sep. Accts.   NY Sep. Account        (6/17/85)          |         |
  (7/1/92)         (6/21/82)                               |         |
     |                  |                    |             |         |
     |                  |                    |             |         |
     |_____ The Phoenix Edge Series Fund ____|             |  Phoenix Equity
       \          Mass. Bus. Trust                         |   Planning Corp.
        \            (2/18/86)                             |     CT Corp.
         \                                                 |     (7/15/68)
          \                PHL Variable Insurance Company _|         |
           \                  CT Stock Co. (4/24/81)                 |
            \                            |                  Phoenix Investment
             \                           |                    Counsel, Inc.
              \_______________     PHL Variable             Mass. Corp. acquired
                                Accumulation Account             (6/5/75)
                                   CT Sep. Acct.
                                     (12/7/94)



Item 26. Number of Holders of Securities

                                Number of Record Holders
Title of Class                   as of October 31, 1995

Bond Series                               2
Money Market Series*                      2
Growth Series                             5
Total Return Series                       2
Balanced Series                           2
International Series                      2
Real Estate Series                        0
Strategic Theme Series                    0

* Phoenix Mutual purchased 1 share of the Money Market Series at a price of $10.00 per share on February 18, 1986.

Item 27. Indemnification

        The Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers against liabilities arising by reason of being or having been a Trustee or officer, except for matters as to which such Trustee or officer shall have been finally adjudicated not to have acted in good faith and except for liabilities arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisers

        The Trust's investment advisers are Phoenix Investment Counsel, Inc. ("PIC") and Phoenix Realty Securities ("PRS"), which are located at One American Row, Hartford, Connecticut 06115. PIC also serves as the investment adviser to other investment companies: Phoenix Total Return Fund, Inc., Phoenix Series Fund and Phoenix Multi-Portfolio Fund and as the sub-adviser to American Skandia Trust, Chubb America Fund, Inc., JNL Series Trust and SunAmerica Series Trust. PRS also serves as the investment adviser to the Real Estate Portfolio of the Phoenix Multi-Portfolio Fund. One or more of these companies may have investment objectives similar to those of one or more Series of the Trust.

        Set forth below is a list of each executive officer and director of Phoenix Investment Counsel, Inc., indicating the business, profession, vocation, or employment in which each person has been engaged at any time during the past two fiscal years, for his own account or in the capacity of director, officer, partner, or trustee.


Name and Position with                 Other Business, Profession,
Phoenix Investment Counsel, Inc.       Vocation, or Employment
Martin J. Gavin                        Senior Vice President, Investment Products, Phoenix Home Life
Director and                           Mutual Insurance Company. Director and Executive Vice
Executive Vice President               President, National Securities & Research Corporation, Phoenix
                                       Equity Planning Corporation and Phoenix Securities Group, Inc.
                                       Director, Townsend Financial Advisers, Inc. and W.S. Griffith
                                       & Co., Inc. Director and Vice President, PM Holdings, Inc.
                                       Executive Vice President, Phoenix Asset Reserve, Phoenix
                                       California Tax Exempt Bonds, Inc., Phoenix Equity
                                       Opportunities Fund, Phoenix Income and Growth Fund, Phoenix
                                       Multi-Sector Fixed Income Fund, Inc. and Phoenix Worldwide
                                       Opportunities Fund.

Michael E. Haylon                      Senior Vice President, Securities Investments, Phoenix Home
Director and President                 Life Mutual Insurance Company. Vice President, The Phoenix
                                       Edge Series Fund, Phoenix Multi-Sector Fixed Income Fund and
                                       Phoenix Series Fund. Director and Executive Vice President,
                                       National Securities & Research Corporation.

Philip R. McLoughlin                   Executive Vice President and Chief Investment Officer,
Director and Chairman                  Investments, and Director, Phoenix Home Life Mutual Insurance
                                       Company. Director/Trustee of the Phoenix Funds. Director and
                                       President, Phoenix Equity Planning Corporation, Phoenix Re
                                       Corporation (Delaware), World Trust Fund and Phoenix
                                       Securities Group, Inc. Director, Townsend Financial Advisers,
                                       Inc., W.S. Griffith & Co., Inc., Phoenix Realty Advisors,
                                       Inc., Phoenix Realty Group, Inc., Phoenix Realty Investors,
                                       Inc. and Phoenix Realty Securities, Inc., Director, Chairman
                                       and Chief Executive Officer, National Securities & Research
                                       Corporation. Director and Vice President, PM Holdings, Inc.

William J. Newman                      Chief Investment Strategist and Managing Director, Phoenix
Executive Vice President               Home Life Mutual Insurance Company. Chief Investment
                                       Strategist, Kidder, Peabody Co. Inc. Managing Director,
                                       Equities Bankers Trust.

Paul A. Atkins                         Vice President, Institutional Investment Sales, Phoenix Home
Senior Vice President                  Life Mutual Insurance Company.

                                      C-4

William R. Moyer                       Vice President, Investment Products Finance, Phoenix Home Life
Senior Vice President, Finance,        Mutual Insurance Company. Senior Vice President, Finance,
and Treasurer                          Phoenix Equity Planning Corporation and Phoenix Securities
                                       Group, Inc. Senior Vice President, Chief Financial Officer and
                                       Treasurer, Townsend Financial Advisers, Inc. and W.S. Griffith
                                       & Co., Inc. Senior Vice President, Finance and Treasurer,
                                       National Securities & Research Corporation. Vice President,
                                       the Phoenix Funds.

David L. Albrycht                      Portfolio Manager, Phoenix Home Life Mutual Insurance Company.
Vice President                         Vice President, Phoenix Asset Reserve, Phoenix Multi-Portfolio
                                       Fund and Phoenix Multi-Sector Fixed Income Fund, Inc.

Michael K. Arends                      Portfolio Manager, Phoenix Home Life Mutual Insurance Company.
Vice President                         Vice President, Phoenix Series Fund, and National Securities &
                                       Research Corporation. Portfolio Manager, Kemper Investment
                                       Portfolio Growth Fund (until 1994).

Patricia A. Bannan                     Vice President, Common Stock, Phoenix Home Life Mutual
Director and Vice President            Insurance Company. Vice President, Phoenix Series Fund and The
                                       Phoenix Edge Series Fund. Executive Vice President, National
                                       Securities & Research Corporation.

Holly S. Barrett                       Regional Vice President, Phoenix Home Life Mutual Insurance
Vice President                         Company.

Curtiss O. Barrows                     Portfolio Manager, Public Bonds, Phoenix Home Life Mutual
Vice President                         Insurance
                                       Company. Vice President, National Securities & Research
                                       Corporation, The Phoenix Edge Series Fund and Phoenix Series
                                       Fund.

Sandra L. Becker                       Managing Director, Private Placements, Phoenix Home Life
Vice President                         Mutual Insurance Company

Kathleen A. Bloomquist                 Vice President, Institutional Client Relations/Service,
Vice President                         Phoenix Home Life Mutual Insurance Company. Vice President,
                                       Worldwide Phoenix Limited.

James C. Bly                           Regional Group Pension Manager, Phoenix Home Life Mutual
Vice President                         Insurance Company.

Mary E. Canning                        Associate Portfolio Manager, Common Stock, Phoenix Home Life
Vice President                         Mutual Insurance Company. Vice President, The Phoenix Edge
                                       Series Fund and Phoenix Series Fund.

Paul M. Chute                          Managing Director, Private Placements, Phoenix Home Life
Vice President                         Mutual Insurance Company

Nelson Correa                          Managing Director, Private Placements, Phoenix Home Life
Vice President                         Mutual Insurance Company

James M. Dolan                         Vice President and Compliance Officer, Phoenix Equity Planning
Vice President, Assistant Clerk        Corporation. Vice President, the Phoenix Funds. Vice President
and Assistant Secretary                and Compliance Officer, Assistant Secretary, National
                                       Securities & Research Corporation. Vice President and Chief
                                       Compliance Officer, Phoenix Realty Advisors, Inc. and Chief
                                       Compliance Officer, Phoenix Realty Securities, Inc.

                                      C-5

Jeanne H. Dorey                        Portfolio Manager, International, Phoenix Home Life Mutual
Vice President                         Insurance Company. Vice President, National Securities &
                                       Research Corporation, The Phoenix Edge Series Fund, Phoenix
                                       Multi-Portfolio Fund and Phoenix Worldwide Opportunities Fund.

John M. Hamlin                         Portfolio Manager, Common Stock, Phoenix Home Life Mutual
Vice President                         Insurance Company.

Richard C. Harland                     Portfolio Manager, Phoenix Home Life Mutual Insurance Company.
Vice President                         Managing Director, J&W Seligman & Company (1990-1995)

Christopher J. Kelleher                Portfolio Manager, Public Bonds, Phoenix Home Life Mutual
Vice President                         Insurance Company. Vice President, National Securities & Research
                                       Corporation, The Phoenix Edge Series Fund and Phoenix Series
                                       Fund.

Peter S. Lannigan                      Director, Public Fixed Income, Phoenix Home Life Mutual
Vice President                         Insurance Company. Vice President, Phoenix Multi-Portfolio
                                       Fund. Associate Director, Bond Rating Group, Standard & Poor's
                                       Corp. (until 1993).

Thomas S. Melvin, Jr.                  Portfolio Manager, Common Stock, Phoenix Home Life Mutual
Vice President                         Insurance Company. Vice President, Phoenix Multi-Portfolio
                                       Fund and National Securities & Research Corporation.

Charles L. Olson                       Regional Marketing Manager, Phoenix Home Life Mutual Insurance
Vice President                         Company.

Amy L. Robinson                        Managing Director, Securities Administration, Phoenix Home
Vice President                         Life Mutual Insurance Company. Vice President, National
                                       Securities & Research Corporation, The Phoenix Edge Series
                                       Fund and Phoenix Series Fund.

David M. Schans, C.L.U.                Regional Group Pension Manager, Phoenix Home Life Mutual
Vice President                         Insurance Company.

Dorothy J. Skaret                      Director, Public Fixed Income, Phoenix Home Life Mutual
Vice President                         Insurance Company. Vice President, National Securities & Research
                                       Corporation, The Phoenix Edge Series Fund and Phoenix Series
                                       Fund.

Rosemary T. Strekel                    Vice President, Private Placements, Phoenix Home Life Mutual
Vice President                         Insurance Company.

James D. Wehr                          Managing Director, Public Fixed Income, Phoenix Home Life
Vice President                         Mutual Insurance Company. Vice President, National Securities
                                       & Research Corporation, Phoenix California Tax Exempt Bond
                                       Fund, Phoenix Multi-Portfolio Fund, The Phoenix Edge Series
                                       Fund and Phoenix Series Fund.

John T. Wilson                         Portfolio Manager, Common Stock, Phoenix Home Life Mutual
Vice President                         Insurance Company. Vice President, Phoenix Multi-Portfolio
                                       Fund, Phoenix Series Fund, Phoenix Worldwide Opportunities
                                       Fund and National Securities & Research Corporation.

G. Jeffrey Bohne                       Vice President and General Manager, Phoenix Home Life Mutual
Clerk                                  Insurance Company. Vice President, Transfer Agent Operations,
                                       Phoenix Equity Planning Corporation. Secretary, the Phoenix
                                       Funds. Clerk, Phoenix Total Return Fund, Inc.

                                      C-6

Thomas N. Steenburg                    Counsel, Phoenix Home Life Mutual Insurance Company.
Secretary                              Secretary, National Securities & Research Corporation, and
                                       Phoenix Equity Planning Corporation.


Phoenix Realty Securities, Inc.

        Phoenix Realty Securities, Inc., is a registered investment adviser which serves as investment adviser to the Registrant's Real Estate Securities Portfolio.


        There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Phoenix Realty Securities, Inc. is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


Name and Position with Other           Business, Profession,
Phoenix Realty Securities, Inc.        Vocation, or Employment

Robert W. Fiondella                    Chairman, President and Chief Executive
Director                               Officer, Phoenix Home Life Mutual
                                       Insurance Company. Director, Phoenix
                                       Equity Planning Corporation, Phoenix
                                       Securities Group, Inc., National
                                       Securities & Research Corporation,
                                       Townsend Financial Advisers, Inc.,
                                       Phoenix Realty Advisors, Inc., Phoenix
                                       Realty Investors, Inc. and Phoenix Realty
                                       Group, Inc. Director and Vice President
                                       of PM Holdings, Inc.

Philip R. McLoughlin                   Executive Vice President, Chief
Director                               Investment Officer and Director, Phoenix
                                       Home Life Mutual Insurance Company.
                                       Director/Trustee, President, Phoenix
                                       Funds. Director and President, Phoenix
                                       Equity Planning Corporation, and Phoenix
                                       Securities Group, Inc. Director,
                                       Chairman, and Chief Executive Officer,
                                       National Securities & Research
                                       Corporation. Director and Vice President,
                                       PM Holdings, Inc., Director, Phoenix Re
                                       Corporation (Delaware). World Trust Fund,
                                       W.S. Griffith & Co., Townsend Financial
                                       Advisers, Inc., Phoenix Realty Group,
                                       Inc., Phoenix Realty Advisors, Inc.,
                                       Phoenix Realty Investors, Inc. and
                                       Phoenix Investment Counsel, Inc.

Scott C. Noble                         Senior Vice President, Real Estate,
Director and Chief Executive Officer   Phoenix Home Life Mutual Insurance
                                       Company. Director and Executive Vice
                                       President, Phoenix Real Estate
                                       Securities, Inc. Vice President, Phoenix
                                       Multi-Portfolio Fund and The Phoenix Edge
                                       Series Fund. Director and President,
                                       Phoenix Founders, Inc., Phoenix Realty
                                       Advisors, Inc. and Phoenix Realty Group,
                                       Inc. Director, President and Chief
                                       Executive Officer, Phoenix Realty
                                       Investors, Inc.

Charles J. Paydos                      Executive Vice President and Director,
Director                               Phoenix Home Life Mutual Insurance
                                       Company. Director, Phoenix Equity
                                       Planning Corporation, National Securities
                                       & Research Corporation, W.S. Griffith &
                                       Co., Inc., Townsend Financial Advisers,
                                       Inc., Phoenix Securities Group, Inc., and
                                       Phoenix Realty Group, Inc. Director and
                                       Vice President, PM Holdings, Inc.

David W. Searfoss                      Executive Vice President and Chief
Director and Treasurer                 Financial Officer, Phoenix Home Life
                                       Mutual Insurance Company. Director,
                                       Phoenix Equity Planning Corporation.
                                       Director, Vice President and Treasurer.
                                       PM Holdings, Inc. Director and Treas-
                                       urer, Phoenix Realty Group, Inc.
                                       Treasurer, Phoenix Realty Advisors, Inc.
                                       and Phoenix Realty Investors, Inc.

Dona D. Young                          Executive Vice President, Individual
Director                               Insurance, and General Counsel, Phoenix
                                       Home Life Mutual Insurance Company.
                                       Director, Executive Vice President and
                                       General Counsel, Phoenix American Life
                                       Insurance Company. Director and Vice
                                       President, PM Holdings, Inc. Director,
                                       238 Columbus Blvd., Inc., American
                                       Phoenix Life and Reassurance Company, PHL
                                       Variable Insurance Company, Worldwide
                                       Phoenix Offshore, Inc., Phoenix Equity
                                       Planning Corporation, Phoenix Investment
                                       Counsel, Inc., Townsend Financial
                                       Advisers, Inc., W.S. Griffith & Co.,
                                       Inc., and Phoenix Realty Group, Inc.

Barbara Rubin                          Vice President, Real Estate, Phoenix Home
Executive Vice President               Life Mutual Insurance Company. Vice
                                       President, Phoenix Multi-Portfolio Fund
                                       and The Phoenix Edge Series Fund.
                                       Director, Phoenix Home Life Federal
                                       Credit Union, VNA Health Care, Inc. and
                                       Broad Park Development Corporation. Vice
                                       President, 238 Columbus Blvd., Inc.,
                                       Director and Vice President, Phoenix
                                       Founders, Inc. Vice President, Phoenix
                                       Real Estate Securities, Inc. Executive
                                       Vice President, Phoenix Realty Group,
                                       Inc.


Steven R. Blomquist                    Managing Director, Real Estate, Phoenix
Senior Vice President                  Home Life Mutual Insurance Company.
                                       Senior Vice President, Phoenix Realty
                                       Group, Inc. Executive Vice President,
                                       Phoenix Realty Investors, Inc.

Douglas G. Denyer                      Managing Director, Real Estate, Phoenix
Senior Vice President                  Home Life Mutual Insurance Company.
                                       Senior Vice President and Treasurer,
                                       Phoenix Realty Group, Inc. Senior Vice
                                       President, Phoenix Realty Advisors, Inc.

Terence P. O'Day                       Managing Director, Real Estae, Phoenix
Senior Vice President                  Home Life Mutual Insurance Company.
                                       Senior Vice President, Phoenix Realty
                                       Advisors, Inc. and Phoenix Realty Group,
                                       Inc.

James M. Dolan                         Vice President and Compliance Officer,
Chief Compliance Officer               Phoenix Equity Planning Corporation and
                                       Phoenix Realty Advisors, Inc. Vice
                                       President, the Phoenix Funds, and
                                       National Securities & Research
                                       Corporation.

Edward F. Kaeser, Jr.                  Director, Real Estate, Phoenix Home Life
Vice President                         Mutual Insurance Company. Vice President,
                                       Phoenix Realty Advisors, Inc. and Phoenix
                                       Realty Group, Inc.

Rodney E. Pelletier                    Director, Real Estate, Phoenix Home Life
Vice President                         Mutual Insurance Company. Vice President,
                                       Phoenix Realty Group, Inc.

Antonia G. Rhodus                      Director, Real Estate, Phoenix Home Life
Vice President                         Mutual Insurance Company. Vice President,
                                       Phoenix Realty Group, Inc. and Phoenix
                                       Realty Advisors, Inc.

Dorothy J. Skaret                      Director, Public Fixed Income, Phoenixs
Vice President                         Home Life Mutual Insurance Company. Vice
                                       President, Phoenix Series Fund, The
                                       Phoenix Edge Series Fund, The Phoenix
                                       Investment Counsel, Inc. and National
                                       Securities and Research Corporation.

Stephen Swett                          Director, Real Estate, Phoenix Home Life
Vice President                         Mutual Insurance Company. Vice President,
                                       Phoenix Realty Group, Inc.

Keith D. Robbins                       Vice President and Investment Counsel,
Secretary                              Phoenix Home Life Mutual Insurance
                                       Company.

The respective principal addresses of the companies or other entities named above are as follows:


Phoenix Equity Planning Corporation   100 Bright Meadow Boulevard
                                      P.O. Box 2200
                                      Enfield, CT 06083-2200

Phoenix Home Life Mutual              One American Row
Insurance Company                     Hartford, CT 06115

American Phoenix Corporation          302 West Main Street
                                      Avon, CT 06001

American Phoenix Investment           13, rue Goethe
Portfolios                            L-2014 Luxembourg

American Phoenix Life                 One American Row
and Reassurance Company               Hartford, CT 06115

Kemper Financial Services             120 South LaSalle Street
                                      Chicago, IL 60603

National Securities &                 One American Row
Research Corporation                  Hartford, CT 06115

PHL Variable Insurance Company        One American Row
                                      Hartford, CT 06115

Phoenix American Life                 One American Row
Insurance Company                     Hartford, CT 06115

Phoenix Re Corporation (Delaware)     80 Maiden Lane
                                      New York, NY 10038

Phoenix Realty Advisors, Inc.         One American Row
                                      Hartford, CT 06115

Phoenix Realty Group, Inc.            One American Row
                                      Hartford, CT 06115

Phoenix Realty Investors, Inc.        One American Row
                                      Hartford, CT 06115

Phoenix Realty Securities, Inc.       One American Row
                                      Hartford, CT 06115

Phoenix Securities Group, Inc.        One American Row
                                      Hartford, CT 06115

PM Holdings, Inc.                     One American Row
                                      Hartford, CT 06115

The Phoenix Funds                     101 Munson Street
                                      Greenfield, MA 01301

Townsend Financial Advisers, Inc.     P.O. Box 2200
100 Bright Meadow Boulevard           Enfield, CT 06083-2200

W.S. Griffith & Co., Inc.             101 Bright Meadow Boulevard
                                      P.O. Box 2200
                                      Enfield, CT 06083-2200

238 Columbus Blvd., Inc.              One American Row
                                      Hartford, CT 06115

World Trust Fund                      KREDIETRUST
                                      Societe Anonyme
                                      11, rue Aldringen

                                      L-2690 Luxembourg
                                      R.C. Luxembourg B 10.750

Worldwide Phoenix Limited             41 Cedar House
                                      Hamilton HM 12, Bermuda

Worldwide Phoenix Offshore, Inc.      One American Row
                                      Hartford, CT 06115


Item 29. Principal Underwriters
         Not Applicable.

Item 30. Location of Accounts and Records
         Phoenix Home Life Mutual Insurance Company
         One American Row
         Hartford, Connecticut 06115
          and
         101 Munson Street
         P.O. Box 942
         Greenfield, Massachusetts 01302-0942

Item 31. Management Services
         All management-related service contracts are discussed in Part A or B of this Registration Statement.

Item 32. Undertakings

        (a) Not Applicable.

        (b) Not Applicable.

        (c) The information called for by Item 5A of Form N-1A is contained in the Fund's annual report to shareholders; accordingly, the Fund hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and the State of Connecticut on the 10th day of November, 1995.

                                                  THE PHOENIX EDGE SERIES FUND

Attest: /s/ Richard J. Wirth                       By: /s/ Philip R. McLoughlin
            Assistant Secretary                            President


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on this 10th day of November, 1995.

                 Signature                         Title

                                                  Trustee
--------------------------------------------
              C. Duane Blinn*

                                                  Trustee
--------------------------------------------
              Robert Chesek*

                                                  Trustee
--------------------------------------------
             E. Virgil Conway*

                                                  Treasurer
--------------------------------------------
             Nancy G. Curtiss*                    (Principal Financial and
                                                  Accounting Officer)

                                                  Trustee
--------------------------------------------
           Harry Dalzell-Payne*

                                                  Trustee
--------------------------------------------
             Leroy Keith, Jr.*

         /s/ Philip R. McLoughlin                 Trustee and President
--------------------------------------------
           Philip R. McLoughlin                   (Principal Executive Officer)

                                                  Trustee
--------------------------------------------
              James M. Oates*

                                                  Trustee
--------------------------------------------
            Philip R. Reynolds*

                                                  Trustee
--------------------------------------------
            Herbert Roth, Jr.*

                                                  Trustee
--------------------------------------------
           Richard E. Segerson*

                                                  Trustee
--------------------------------------------
          Lowell P. Weicker, Jr.*

By: /s/ Philip R. McLoughlin

* Philip R. McLoughlin, pursuant to powers of attorney filed previously under this Registration Statement.

                                     S-1(C)